EMPOWER FUNDS, INC.
("Empower Funds")
Empower Bond Index Fund	Empower Core Bond Fund
Institutional Class Ticker / MXCOX	Institutional Class Ticker / MXIUX
Investor Class Ticker / MXBIX	Investor Class Ticker / MXFDX
Empower Global Bond Fund	Empower High Yield Bond Fund
Institutional Class Ticker / MXZMX	Institutional Class Ticker / MXFRX
Investor Class Ticker / MXGBX	Investor Class Ticker / MXHYX
Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
Institutional Class Ticker / MXIOX	Institutional Class Ticker / MXUGX
Investor Class Ticker / MXIHX	Investor Class Ticker / MXLMX
Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
Institutional Class Ticker / MXXJX	Institutional Class Ticker / MXDQX
Investor Class Ticker / MXSDX	Investor Class Ticker / MXGMX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.28%
$ 550,000	American Express Credit Account Master Trust Series 2022-3 Class A 3.75%, 08/15/2027	$ 548,245
1,000,000	BA Credit Card Trust Series 2022-A2 Class A2 5.00%, 04/15/2028	1,002,949
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	484,937
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	909,823
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,298,283
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,985,312
1,100,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,099,193
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,083,184
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	991,884
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,200,525
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,086,217
TOTAL ASSET-BACKED SECURITIES — 0.28% (Cost $11,629,835)		$11,690,552
CORPORATE BONDS AND NOTES
Basic Materials — 0.58%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	999,907
1,000,000	Albemarle Corp 5.05%, 06/01/2032	956,435
	BHP Billiton Finance USA Ltd
1,000,000	5.30%, 02/21/2035	1,008,598
1,000,000	5.00%, 09/30/2043	935,579
1,000,000	Cabot Corp 5.00%, 06/30/2032	989,911
	CF Industries Inc
175,000	5.15%, 03/15/2034	170,049
1,000,000	4.95%, 06/01/2043	873,426
Principal Amount		Fair Value
Basic Materials — (continued)
	Dow Chemical Co
$ 1,200,000	4.80%, 11/30/2028	$ 1,207,293
1,300,000	3.60%, 11/15/2050	886,464
900,000	Eastman Chemical Co 4.65%, 10/15/2044	765,297
	Ecolab Inc
500,000	1.65%, 02/01/2027	477,346
1,000,000	2.70%, 12/15/2051	608,990
2,000,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	1,953,842
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	903,320
250,000	Mosaic Co 5.45%, 11/15/2033	251,391
500,000	Newmont Corp 2.80%, 10/01/2029	464,526
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd 5.35%, 03/15/2034	1,211,058
1,000,000	Nucor Corp 4.65%, 06/01/2030	996,997
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	1,009,052
1,000,000	4.13%, 03/15/2035	899,683
	Rio Tinto Finance USA PLC
1,055,000	4.88%, 03/14/2030	1,065,845
1,000,000	5.00%, 03/09/2033	1,005,893
1,000,000	5.25%, 03/14/2035	1,007,681
1,400,000	Sherwin-Williams Co 4.80%, 09/01/2031	1,396,485
500,000	Southern Copper Corp 5.25%, 11/08/2042	462,378
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	937,905
1,175,000	Westlake Corp 3.13%, 08/15/2051	727,171
		24,172,522
Communications — 2.01%
1,000,000	Alibaba Group Holding Ltd(a)(b) 4.88%, 05/26/2030	1,013,353
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	971,725
175,000	1.90%, 08/15/2040	117,211
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,955,744
1,675,000	2.10%, 05/12/2031	1,460,058
1,000,000	3.60%, 04/13/2032	942,322
2,500,000	2.50%, 06/03/2050	1,512,331
1,675,000	3.10%, 05/12/2051	1,137,765
175,000	3.25%, 05/12/2061	115,518
750,000	America Movil SAB de CV 2.88%, 05/07/2030	685,281
	AT&T Inc
175,000	2.30%, 06/01/2027	167,275
1,800,000	4.30%, 02/15/2030	1,772,141
2,000,000	2.75%, 06/01/2031	1,777,642
1,600,000	2.55%, 12/01/2033	1,311,767

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 175,000	4.50%, 05/15/2035	$ 164,489
1,500,000	4.50%, 03/09/2048	1,244,939
3,222,000	3.30%, 02/01/2052	2,131,259
2,134,000	3.50%, 09/15/2053	1,455,154
	Charter Communications Operating LLC / Charter Communications Operating Capital
800,000	6.10%, 06/01/2029	826,040
800,000	6.55%, 06/01/2034	822,939
1,800,000	3.50%, 03/01/2042	1,231,323
3,000,000	5.38%, 05/01/2047	2,485,739
	Cisco Systems Inc
1,600,000	4.80%, 02/26/2027	1,619,247
1,000,000	4.55%, 02/24/2028	1,008,457
1,600,000	4.95%, 02/26/2031	1,632,106
1,000,000	5.10%, 02/24/2035	1,013,695
600,000	5.30%, 02/26/2054	587,320
	Comcast Corp
1,000,000	5.10%, 06/01/2029	1,023,154
2,000,000	1.95%, 01/15/2031	1,716,388
2,000,000	4.80%, 05/15/2033	1,969,531
4,500,000	3.40%, 07/15/2046	3,220,245
175,000	2.80%, 01/15/2051	105,487
1,586,000	2.89%, 11/01/2051	967,257
1,388,000	2.94%, 11/01/2056	815,519
175,000	2.99%, 11/01/2063	99,492
800,000	5.50%, 05/15/2064	751,361
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	751,067
2,200,000	Discovery Communications LLC 3.63%, 05/15/2030	1,979,210
1,000,000	eBay Inc 2.60%, 05/10/2031	880,343
500,000	Fox Corp 5.48%, 01/25/2039	482,088
300,000	Grupo Televisa SAB 5.00%, 05/13/2045	217,775
	Meta Platforms Inc
1,000,000	4.30%, 08/15/2029	999,787
1,000,000	4.75%, 08/15/2034	992,902
500,000	4.45%, 08/15/2052	425,686
1,200,000	5.40%, 08/15/2054	1,175,767
200,000	5.55%, 08/15/2064	196,780
	Motorola Solutions Inc
900,000	2.75%, 05/24/2031	797,285
800,000	5.40%, 04/15/2034	809,353
	Netflix Inc
1,000,000	4.88%, 06/15/2030(a)	1,010,568
225,000	4.90%, 08/15/2034	225,164
1,200,000	Omnicom Group Inc 2.45%, 04/30/2030	1,076,622
	Paramount Global
1,000,000	4.20%, 05/19/2032	896,775
800,000	4.95%, 05/19/2050	613,010
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	981,624
1,700,000	4.50%, 03/15/2042	1,438,409
Principal Amount		Fair Value
Communications — (continued)
$ 1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	$ 1,038,678
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	571,315
	T-Mobile USA Inc
1,000,000	4.80%, 07/15/2028	1,007,623
1,600,000	3.88%, 04/15/2030	1,533,827
900,000	5.20%, 01/15/2033	907,192
2,500,000	4.38%, 04/15/2040	2,200,595
1,675,000	3.40%, 10/15/2052	1,131,995
800,000	5.88%, 11/15/2055	805,376
175,000	3.60%, 11/15/2060	117,161
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,276,979
800,000	Uber Technologies Inc 4.80%, 09/15/2034	776,968
	Verizon Communications Inc
1,110,000	2.10%, 03/22/2028	1,037,576
1,000,000	1.75%, 01/20/2031	845,606
1,675,000	2.55%, 03/21/2031	1,475,907
3,500,000	2.85%, 09/03/2041	2,462,959
1,250,000	3.85%, 11/01/2042	999,806
1,175,000	3.55%, 03/22/2051	838,919
1,675,000	2.99%, 10/30/2056	1,006,111
175,000	3.70%, 03/22/2061	120,518
	Vodafone Group PLC
500,000	5.00%, 05/30/2038	482,440
1,500,000	4.25%, 09/17/2050	1,155,100
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,370,166
1,500,000	2.65%, 01/13/2031	1,355,097
		83,299,403
Consumer, Cyclical — 1.46%
	American Honda Finance Corp
1,200,000	4.55%, 03/03/2028(b)	1,199,488
1,000,000	4.90%, 03/13/2029(b)	1,008,584
800,000	4.85%, 10/23/2031	796,307
1,000,000	Aptiv Swiss Holdings Ltd 3.10%, 12/01/2051	585,542
175,000	AutoNation Inc 2.40%, 08/01/2031	146,493
500,000	AutoZone Inc 5.40%, 07/15/2034	505,186
175,000	Brunswick Corp 2.40%, 08/18/2031	145,328
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,256,194
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,016,508
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	1,014,445
500,000	3.50%, 04/03/2030	467,803
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	861,898
	DR Horton Inc
1,000,000	1.40%, 10/15/2027	925,979
850,000	5.50%, 10/15/2035	854,566

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 2,000,000	Ford Motor Co 6.10%, 08/19/2032	$ 1,961,009
	Ford Motor Credit Co LLC
1,000,000	5.80%, 03/05/2027	1,004,328
1,900,000	5.85%, 05/17/2027	1,909,963
1,600,000	6.13%, 03/08/2034	1,534,916
	General Motors Co
400,000	6.25%, 10/02/2043	384,851
1,500,000	5.20%, 04/01/2045	1,258,784
	General Motors Financial Co Inc
2,000,000	2.70%, 08/20/2027	1,902,596
1,000,000	5.05%, 04/04/2028	1,001,032
1,000,000	4.90%, 10/06/2029	983,668
1,000,000	5.75%, 02/08/2031	1,008,318
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	986,251
1,500,000	1.88%, 09/15/2031	1,271,136
1,000,000	4.50%, 09/15/2032	990,043
1,000,000	4.95%, 06/25/2034	1,003,359
1,500,000	3.63%, 04/15/2052	1,100,980
	Hyatt Hotels Corp
360,000	5.25%, 06/30/2029	363,498
800,000	5.75%, 03/30/2032	804,301
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,928,402
1,200,000	5.00%, 04/15/2033	1,194,999
1,000,000	2.80%, 09/15/2041	691,999
1,000,000	4.45%, 04/01/2062	777,928
1,400,000	Marriott International Inc 5.50%, 04/15/2037	1,384,386
	McDonald's Corp
1,000,000	5.00%, 05/17/2029	1,019,784
1,500,000	4.95%, 03/03/2035	1,492,729
1,000,000	5.15%, 09/09/2052	925,701
500,000	Mercedes-Benz Finance North America LLC(a) 5.10%, 08/03/2028	505,792
1,000,000	Nike Inc 2.85%, 03/27/2030	925,710
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	979,467
600,000	PACCAR Financial Corp 4.45%, 08/06/2027	603,622
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,339,987
700,000	5.00%, 02/15/2034	697,032
600,000	4.45%, 08/15/2049	493,841
	Tapestry Inc
370,000	5.10%, 03/11/2030	369,811
225,000	5.50%, 03/11/2035	222,324
	Target Corp
1,500,000	3.38%, 04/15/2029	1,445,929
1,000,000	2.95%, 01/15/2052	642,526
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	907,744
	Toyota Motor Credit Corp
1,600,000	1.90%, 01/13/2027	1,534,750
500,000	5.00%, 03/19/2027	506,567
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	4.45%, 06/29/2029	$ 998,559
1,000,000	4.55%, 08/09/2029	1,000,211
1,000,000	5.10%, 03/21/2031	1,016,161
	Walmart Inc
1,500,000	1.50%, 09/22/2028	1,374,606
1,000,000	4.10%, 04/15/2033	969,980
1,200,000	4.05%, 06/29/2048	993,699
	Warnermedia Holdings Inc
800,000	4.28%, 03/15/2032	704,831
1,000,000	5.05%, 03/15/2042	799,804
1,400,000	5.14%, 03/15/2052	1,020,595
600,000	WW Grainger Inc 4.45%, 09/15/2034	575,685
		60,298,515
Consumer, Non-Cyclical — 4.20%
2,500,000	Abbott Laboratories 1.40%, 06/30/2030	2,164,607
	AbbVie Inc
1,000,000	2.95%, 11/21/2026	978,872
1,200,000	4.80%, 03/15/2027	1,211,931
1,500,000	4.88%, 03/15/2030	1,521,620
2,500,000	4.50%, 05/14/2035	2,399,318
2,000,000	4.88%, 11/14/2048	1,833,223
1,175,000	4.25%, 11/21/2049	973,456
500,000	Aetna Inc 3.88%, 08/15/2047	363,295
1,500,000	Altria Group Inc 3.70%, 02/04/2051	1,033,465
	Amgen Inc
1,800,000	5.15%, 03/02/2028	1,832,371
175,000	1.65%, 08/15/2028	159,932
600,000	2.00%, 01/15/2032	501,352
3,400,000	2.80%, 08/15/2041	2,438,382
1,675,000	3.00%, 01/15/2052	1,080,967
1,892,000	2.77%, 09/01/2053	1,125,236
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,100,000	4.70%, 02/01/2036	3,953,726
2,000,000	4.90%, 02/01/2046	1,844,170
1,200,000	Anheuser-Busch InBev Worldwide Inc 4.44%, 10/06/2048	1,025,089
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	887,372
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	1,016,722
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,278,401
1,000,000	4.00%, 09/18/2042	845,616
1,000,000	Bacardi Ltd / Bacardi-Martini BV(a) 5.40%, 06/15/2033	979,687
	BAT Capital Corp
1,000,000	4.91%, 04/02/2030	1,000,754
1,000,000	4.74%, 03/16/2032	974,286
1,500,000	5.65%, 03/16/2052	1,380,824

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Baxter International Inc
$ 1,000,000	2.54%, 02/01/2032	$ 857,663
1,000,000	3.13%, 12/01/2051	635,315
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	491,228
1,000,000	4.30%, 08/22/2032	956,900
500,000	4.67%, 06/06/2047	432,321
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,256,329
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	911,192
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	925,387
1,500,000	1.45%, 11/13/2030	1,276,334
1,000,000	4.13%, 06/15/2039	883,961
500,000	5.50%, 02/22/2044	497,639
1,500,000	4.35%, 11/15/2047	1,256,784
1,200,000	5.55%, 02/22/2054	1,182,593
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	443,048
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	822,016
	Cencora Inc
500,000	2.80%, 05/15/2030	458,094
800,000	5.15%, 02/15/2035	799,914
2,500,000	Centene Corp 2.50%, 03/01/2031	2,107,711
	Cigna Group
500,000	2.40%, 03/15/2030	448,187
1,000,000	5.13%, 05/15/2031	1,015,063
750,000	4.80%, 08/15/2038	700,802
175,000	4.90%, 12/15/2048	152,410
1,000,000	5.60%, 02/15/2054	951,995
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	951,992
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,311,420
1,400,000	5.20%, 01/14/2055	1,349,045
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	919,133
500,000	Conagra Brands Inc 5.30%, 10/01/2026	504,878
1,500,000	Constellation Brands Inc 4.75%, 05/09/2032	1,463,941
1,000,000	CSL Finance PLC(a) 4.63%, 04/27/2042	892,805
	CVS Health Corp
750,000	1.30%, 08/21/2027	692,632
1,000,000	5.13%, 02/21/2030	1,006,499
1,175,000	2.13%, 09/15/2031	979,221
2,200,000	4.78%, 03/25/2038	1,973,950
1,600,000	5.13%, 07/20/2045	1,394,947
1,000,000	6.05%, 06/01/2054	970,230
930,099	CVS Pass Through Trust 6.04%, 12/10/2028	937,028
1,000,000	Danaher Corp 2.80%, 12/10/2051	627,675
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,029,877
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Elevance Health Inc
$ 1,000,000	2.88%, 09/15/2029	$ 929,563
1,000,000	2.25%, 05/15/2030	890,710
800,000	5.20%, 02/15/2035(b)	802,586
500,000	4.63%, 05/15/2042	441,047
500,000	6.10%, 10/15/2052	511,138
	Eli Lilly & Co
1,190,000	4.75%, 02/12/2030	1,208,229
1,000,000	4.70%, 02/27/2033	1,000,829
1,000,000	5.10%, 02/12/2035	1,019,734
1,000,000	2.25%, 05/15/2050	573,950
600,000	4.88%, 02/27/2053	551,593
800,000	5.60%, 02/12/2065	807,337
	Equifax Inc
500,000	5.10%, 06/01/2028	506,530
175,000	2.35%, 09/15/2031	149,936
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	904,793
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,026,807
1,000,000	5.91%, 11/22/2032	1,055,416
	General Mills Inc
1,000,000	4.20%, 04/17/2028	990,116
1,000,000	5.25%, 01/30/2035	1,000,273
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027(b)	926,960
2,175,000	2.60%, 10/01/2040	1,551,951
500,000	5.55%, 10/15/2053	497,631
1,200,000	GlaxoSmithKline Capital Inc 4.88%, 04/15/2035	1,188,219
	Global Payments Inc
500,000	5.40%, 08/15/2032	505,899
500,000	4.15%, 08/15/2049	376,373
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	920,730
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,941,958
1,000,000	2.38%, 07/15/2031	850,796
1,000,000	5.50%, 06/01/2033	1,003,740
675,000	3.50%, 07/15/2051	445,113
500,000	5.95%, 09/15/2054	480,281
1,200,000	Hormel Foods Corp 4.80%, 03/30/2027	1,211,053
	Humana Inc
800,000	3.95%, 03/15/2027	789,009
800,000	5.75%, 04/15/2054	743,249
303,000	J M Smucker Co 2.13%, 03/15/2032	252,341
770,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(a) 5.95%, 04/20/2035	791,406
	Johnson & Johnson
1,000,000	4.55%, 03/01/2028	1,011,002
800,000	4.90%, 06/01/2031	819,071
3,000,000	3.40%, 01/15/2038	2,565,479
1,000,000	Kellanova 5.25%, 03/01/2033	1,013,744

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Kenvue Inc
$ 1,000,000	5.00%, 03/22/2030	$ 1,021,011
1,000,000	5.10%, 03/22/2043	961,514
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	500,464
900,000	5.30%, 03/15/2034(b)	916,833
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	927,149
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,914,535
1,200,000	4.88%, 10/01/2049	1,038,620
	Kroger Co
1,000,000	5.00%, 09/15/2034	977,263
400,000	5.50%, 09/15/2054	377,309
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	979,653
	McCormick & Co Inc
1,000,000	4.95%, 04/15/2033	988,550
600,000	4.70%, 10/15/2034	574,017
800,000	McKesson Corp 4.25%, 09/15/2029	792,396
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	977,090
	Merck & Co Inc
500,000	1.45%, 06/24/2030	430,028
2,000,000	2.15%, 12/10/2031	1,720,860
1,000,000	4.90%, 05/17/2044	938,978
800,000	5.00%, 05/17/2053	739,026
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,369,318
600,000	Moody's Corp 5.00%, 08/05/2034	596,357
	Novartis Capital Corp
1,000,000	3.80%, 09/18/2029	979,248
500,000	4.20%, 09/18/2034	477,420
500,000	4.70%, 09/18/2054	450,204
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,398,652
	PepsiCo Inc
1,000,000	4.45%, 02/07/2028	1,006,449
1,000,000	3.90%, 07/18/2032	954,045
2,500,000	3.45%, 10/06/2046	1,875,722
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	995,443
1,500,000	4.00%, 12/15/2036	1,366,215
3,000,000	2.55%, 05/28/2040	2,131,531
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.45%, 05/19/2028	1,002,410
1,000,000	4.75%, 05/19/2033	989,009
600,000	5.30%, 05/19/2053	569,684
	Philip Morris International Inc
770,000	4.38%, 11/01/2027	769,670
1,600,000	2.10%, 05/01/2030	1,415,541
1,600,000	4.75%, 11/01/2031	1,595,248
1,000,000	5.25%, 02/13/2034	1,009,383
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Procter & Gamble Co
$ 2,000,000	1.20%, 10/29/2030	$ 1,696,759
800,000	4.55%, 10/24/2034	798,263
1,000,000	Quest Diagnostics Inc 4.60%, 12/15/2027	1,005,101
1,000,000	Revvity Inc 2.25%, 09/15/2031	841,550
	Royalty Pharma PLC
175,000	2.15%, 09/02/2031	146,630
800,000	3.30%, 09/02/2040	590,602
1,000,000	S&P Global Inc 2.90%, 03/01/2032	891,653
	Stryker Corp
500,000	4.85%, 12/08/2028	506,490
1,000,000	4.63%, 03/15/2046	890,775
	Sysco Corp
1,000,000	3.25%, 07/15/2027	973,277
1,000,000	5.10%, 09/23/2030	1,015,078
1,000,000	4.45%, 03/15/2048	817,919
	Takeda Pharmaceutical Co Ltd
1,000,000	2.05%, 03/31/2030	881,598
800,000	5.65%, 07/05/2054	782,583
	The Campbell's Company
500,000	2.38%, 04/24/2030	446,522
300,000	5.40%, 03/21/2034	302,271
500,000	4.75%, 03/23/2035	479,065
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	160,312
1,175,000	2.00%, 10/15/2031	1,004,861
2,409,000	2.80%, 10/15/2041	1,724,250
1,000,000	Tyson Foods Inc 5.70%, 03/15/2034	1,024,675
	Unilever Capital Corp
1,000,000	4.88%, 09/08/2028	1,021,067
185,000	1.75%, 08/12/2031	157,390
1,175,000	2.63%, 08/12/2051	723,709
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,025,504
2,000,000	4.00%, 05/15/2029	1,965,585
1,000,000	5.15%, 07/15/2034	1,006,768
1,500,000	3.50%, 08/15/2039	1,220,597
600,000	5.50%, 07/15/2044	591,035
1,000,000	4.20%, 01/15/2047	814,649
2,500,000	2.90%, 05/15/2050	1,575,910
1,000,000	5.63%, 07/15/2054	981,607
385,000	5.75%, 07/15/2064	378,660
302,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	297,947
	Viatris Inc
175,000	2.70%, 06/22/2030	152,403
1,000,000	3.85%, 06/22/2040	726,953
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	879,285
500,000	5.60%, 11/16/2032	521,540
		174,277,113

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Energy — 1.71%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
$ 1,000,000	2.06%, 12/15/2026	$ 963,263
467,000	4.08%, 12/15/2047	368,584
	BP Capital Markets America Inc
1,000,000	5.02%, 11/17/2027	1,016,249
1,925,000	3.63%, 04/06/2030	1,836,911
800,000	5.23%, 11/17/2034	804,111
1,500,000	2.77%, 11/10/2050	921,062
1,000,000	3.00%, 03/17/2052	633,764
	Canadian Natural Resources Ltd
1,000,000	3.85%, 06/01/2027	984,027
520,000	5.00%, 12/15/2029(a)	519,727
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	845,425
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	504,110
175,000	2.74%, 12/31/2039	140,035
1,000,000	Cheniere Energy Partners LP 5.75%, 08/15/2034	1,014,157
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,359,298
43,000	Cimarex Energy Co 4.38%, 03/15/2029	40,379
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	468,430
1,000,000	5.00%, 01/15/2035	989,973
1,175,000	3.76%, 03/15/2042	937,281
500,000	5.50%, 01/15/2055	483,214
	Coterra Energy Inc
1,000,000	3.90%, 05/15/2027	984,465
9,000	4.38%, 03/15/2029	8,869
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	933,097
	Diamondback Energy Inc
1,000,000	3.50%, 12/01/2029	945,825
800,000	5.75%, 04/18/2054	754,208
1,200,000	Eastern Energy Gas Holdings LLC 5.80%, 01/15/2035	1,238,602
	Enbridge Inc
1,000,000	5.63%, 04/05/2034	1,015,845
600,000	6.70%, 11/15/2053	648,175
	Energy Transfer LP
1,000,000	4.95%, 06/15/2028	1,006,688
345,000	5.20%, 04/01/2030	348,897
2,000,000	5.75%, 02/15/2033	2,046,535
1,000,000	5.70%, 04/01/2035	1,007,397
1,000,000	5.15%, 03/15/2045	875,131
800,000	5.35%, 05/15/2045	718,439
1,000,000	5.95%, 05/15/2054	954,982
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,385,799
1,000,000	4.95%, 02/15/2035	986,109
Principal Amount		Fair Value
Energy — (continued)
$ 664,000	4.85%, 08/15/2042	$ 606,346
175,000	4.20%, 01/31/2050	138,938
1,000,000	5.55%, 02/16/2055	971,278
500,000	EQT Corp 5.70%, 04/01/2028	514,007
	Equinor ASA
700,000	3.13%, 04/06/2030	656,366
1,000,000	4.25%, 11/23/2041	875,458
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	158,904
1,175,000	3.00%, 08/16/2039	915,159
2,421,000	3.45%, 04/15/2051	1,731,336
500,000	Halliburton Co 5.00%, 11/15/2045	449,866
500,000	Helmerich & Payne Inc(a) 4.65%, 12/01/2027	498,957
1,000,000	Hess Corp 5.60%, 02/15/2041	1,002,536
175,000	Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	192,856
	Kinder Morgan Inc
1,000,000	5.10%, 08/01/2029	1,010,466
500,000	2.00%, 02/15/2031	427,537
1,000,000	4.80%, 02/01/2033	967,968
1,200,000	5.95%, 08/01/2054	1,173,101
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	419,699
	MPLX LP
1,000,000	4.25%, 12/01/2027	991,180
1,000,000	5.00%, 03/01/2033	976,096
900,000	5.50%, 02/15/2049	818,451
175,000	NOV Inc(b) 3.60%, 12/01/2029	165,478
	Occidental Petroleum Corp
1,200,000	6.13%, 01/01/2031	1,233,385
1,000,000	5.55%, 10/01/2034(b)	976,738
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,029,991
1,000,000	6.10%, 11/15/2032	1,047,639
650,000	5.05%, 11/01/2034	627,490
500,000	4.85%, 02/01/2049	415,742
675,000	ONEOK Partners LP 6.20%, 09/15/2043	679,377
	Phillips 66 Co
800,000	5.25%, 06/15/2031	813,223
1,200,000	4.95%, 03/15/2035(b)	1,155,676
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	988,749
500,000	Schlumberger Holdings Corp(a) 4.85%, 05/15/2033	490,882
	Shell Finance US Inc
1,175,000	2.38%, 11/07/2029	1,075,475
1,000,000	2.75%, 04/06/2030	919,925
500,000	4.13%, 05/11/2035	468,079
140,000	4.38%, 05/11/2045	119,400
175,000	4.00%, 05/10/2046	140,181
175,000	3.25%, 04/06/2050	120,792

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Shell International Finance BV
$ 175,000	6.38%, 12/15/2038	$ 193,904
500,000	3.63%, 08/21/2042	393,255
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	982,011
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	540,148
175,000	3.75%, 03/04/2051	123,227
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	924,370
600,000	5.50%, 02/15/2035	596,451
800,000	6.13%, 05/15/2055	794,521
1,000,000	TotalEnergies Capital SA 5.15%, 04/05/2034	1,011,859
	TransCanada PipeLines Ltd
1,000,000	4.10%, 04/15/2030	962,493
475,000	4.88%, 05/15/2048	423,745
1,000,000	Valero Energy Corp 5.15%, 02/15/2030	1,008,731
1,000,000	Western Midstream Operating LP 5.45%, 11/15/2034	977,026
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	983,014
675,000	2.60%, 03/15/2031	593,116
1,000,000	4.65%, 08/15/2032	968,386
1,000,000	5.30%, 08/15/2052	916,713
		71,046,760
Financial — 8.41%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	1,022,491
1,500,000	3.88%, 01/23/2028	1,465,161
1,000,000	3.00%, 10/29/2028	939,710
800,000	3.85%, 10/29/2041	632,811
2,528,000	Air Lease Corp 1.88%, 08/15/2026	2,434,278
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	394,009
1,000,000	4.75%, 04/15/2035	952,341
1,000,000	3.55%, 03/15/2052	683,401
800,000	Allstate Corp 5.05%, 06/24/2029	812,500
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,812,120
	American Express Co
1,000,000	1.65%, 11/04/2026	958,034
600,000	5.65%, 04/23/2027	606,804
1,000,000	5.04%, 07/26/2028	1,012,585
400,000	5.53%, 04/25/2030	412,407
515,000	5.09%, 01/30/2031	521,510
800,000	5.28%, 07/26/2035	799,634
Principal Amount		Fair Value
Financial — (continued)
$ 600,000	American International Group Inc 3.40%, 06/30/2030	$ 561,264
	American Tower Corp REIT
1,000,000	5.80%, 11/15/2028	1,036,832
1,500,000	3.80%, 08/15/2029	1,440,261
820,000	5.00%, 01/31/2030	826,706
1,000,000	5.55%, 07/15/2033	1,022,014
	Ameriprise Financial Inc
1,000,000	5.15%, 05/15/2033	1,008,691
1,000,000	5.20%, 04/15/2035	997,669
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	148,678
1,000,000	5.35%, 02/28/2033	1,016,855
675,000	2.90%, 08/23/2051	414,328
800,000	Aon North America Inc 5.75%, 03/01/2054	788,964
1,500,000	Ares Capital Corp 5.95%, 07/15/2029	1,524,340
1,500,000	Arthur J Gallagher & Co 5.15%, 02/15/2035	1,486,436
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	958,528
825,000	2.45%, 08/20/2027	781,647
1,000,000	Athene Holding Ltd(b) 5.88%, 01/15/2034	1,015,636
1,200,000	Australia & New Zealand Banking Group Ltd 3.92%, 09/30/2027	1,189,833
	AvalonBay Communities Inc REIT
726,000	2.95%, 05/11/2026	713,612
250,000	5.30%, 12/07/2033	253,840
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,979,840
800,000	5.54%, 03/14/2030	816,819
800,000	5.44%, 07/15/2031	819,936
600,000	6.35%, 03/14/2034	616,028
	Bank of America Corp
1,000,000	3.38%, 04/02/2026	999,950
3,175,000	1.73%, 07/22/2027	3,060,230
1,500,000	2.55%, 02/04/2028	1,447,099
5,500,000	2.50%, 02/13/2031	4,937,366
2,175,000	2.30%, 07/21/2032	1,857,798
1,500,000	2.57%, 10/20/2032	1,294,125
1,000,000	5.87%, 09/15/2034	1,043,551
1,000,000	5.47%, 01/23/2035	1,014,561
1,600,000	5.74%, 02/12/2036	1,596,943
1,000,000	2.48%, 09/21/2036	833,975
500,000	6.11%, 01/29/2037	519,240
2,000,000	4.08%, 04/23/2040	1,729,560
4,000,000	2.68%, 06/19/2041	2,837,274
2,175,000	2.97%, 07/21/2052	1,394,363
	Bank of Montreal(b)
1,500,000	5.00%, 01/27/2029	1,515,537
800,000	4.64%, 09/10/2030	795,684
	Bank of New York Mellon Corp
2,000,000	4.54%, 02/01/2029	2,003,597

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.06%, 07/22/2032	$ 1,010,508
1,000,000	5.19%, 03/14/2035	1,006,681
	Bank of Nova Scotia
2,000,000	4.93%, 02/14/2029	2,012,243
1,000,000	5.13%, 02/14/2031	1,009,118
	Barclays PLC
800,000	4.84%, 09/10/2028	800,707
1,500,000	5.09%, 02/25/2029	1,510,635
1,500,000	5.69%, 03/12/2030	1,537,918
725,000	5.37%, 02/25/2031	733,027
1,000,000	2.89%, 11/24/2032	867,025
1,000,000	5.79%, 02/25/2036	1,005,460
600,000	6.04%, 03/12/2055	606,487
	Berkshire Hathaway Finance Corp
175,000	1.45%, 10/15/2030	150,835
800,000	4.20%, 08/15/2048	667,779
975,000	4.25%, 01/15/2049	825,487
1,000,000	2.85%, 10/15/2050	641,582
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	1,010,185
475,000	5.25%, 03/14/2054	458,060
1,000,000	Blackrock Inc 3.25%, 04/30/2029	961,702
800,000	Blackstone Private Credit Fund(a) 5.60%, 11/22/2029	793,277
1,000,000	Blackstone Reg Finance Co LLC 5.00%, 12/06/2034	985,899
1,000,000	Boston Properties LP REIT 6.75%, 12/01/2027	1,045,842
1,000,000	BPCE SA(a) 4.75%, 07/19/2027	1,004,230
1,000,000	Brookfield Finance Inc 5.68%, 01/15/2035	1,022,954
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	912,971
	Canadian Imperial Bank of Commerce
1,000,000	4.86%, 03/30/2029	1,003,573
800,000	4.63%, 09/11/2030	792,992
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027	956,564
1,000,000	6.31%, 06/08/2029	1,039,866
1,000,000	5.70%, 02/01/2030	1,021,502
800,000	5.88%, 07/26/2035	807,701
	Charles Schwab Corp
1,500,000	0.90%, 03/11/2026	1,450,292
1,000,000	6.14%, 08/24/2034	1,064,330
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	642,036
1,000,000	Chubb INA Holdings LLC 5.00%, 03/15/2034	1,001,001
1,000,000	Citibank NA 4.88%, 11/19/2027	1,004,763
	Citigroup Inc
1,000,000	4.45%, 09/29/2027	995,291
2,000,000	3.07%, 02/24/2028	1,943,590
3,000,000	3.52%, 10/27/2028	2,915,830
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	4.79%, 03/04/2029	$ 1,002,176
1,400,000	4.54%, 09/19/2030	1,381,120
3,000,000	3.06%, 01/25/2033	2,630,092
1,000,000	6.02%, 01/24/2036	1,009,551
1,400,000	5.41%, 09/19/2039	1,339,171
3,500,000	2.90%, 11/03/2042	2,460,507
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	1,994,651
1,000,000	CME Group Inc 4.40%, 03/15/2030	998,400
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	968,990
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	998,080
1,000,000	4.90%, 09/01/2029	995,416
1,000,000	5.20%, 09/01/2034	978,811
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	915,875
3,000,000	Deutsche Bank AG(b) 5.00%, 09/11/2030	2,985,709
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	892,343
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	935,464
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,028,103
500,000	ERP Operating LP REIT 4.65%, 09/15/2034	479,089
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	838,355
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	612,229
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	850,865
1,000,000	2.35%, 03/15/2032	836,370
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	861,022
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	476,801
1,000,000	4.06%, 04/25/2028	987,660
1,000,000	4.90%, 09/06/2030	997,605
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	984,484
1,000,000	1.09%, 12/09/2026	975,929
1,000,000	1.43%, 03/09/2027	969,816
175,000	1.54%, 09/10/2027	167,427
2,500,000	4.48%, 08/23/2028	2,493,932
3,000,000	5.73%, 04/25/2030	3,094,776
600,000	4.69%, 10/23/2030	596,312
2,000,000	2.38%, 07/21/2032	1,712,984
2,700,000	5.33%, 07/23/2035	2,686,537
1,000,000	6.75%, 10/01/2037	1,081,376
2,000,000	3.21%, 04/22/2042	1,474,800
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	168,578

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	$ 978,603
	HSBC Holdings PLC
175,000	1.59%, 05/24/2027	169,059
2,400,000	2.25%, 11/22/2027	2,308,125
2,541,000	2.21%, 08/17/2029	2,328,364
2,000,000	5.29%, 11/19/2030	2,020,718
1,400,000	2.87%, 11/22/2032	1,217,268
1,200,000	4.76%, 03/29/2033	1,145,891
1,500,000	5.45%, 03/03/2036	1,494,474
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	823,933
1,500,000	Huntington National Bank 4.87%, 04/12/2028	1,505,983
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,020,153
800,000	5.34%, 03/19/2030	814,862
800,000	5.55%, 03/19/2035	806,326
	Intercontinental Exchange Inc
1,000,000	3.10%, 09/15/2027	969,135
1,200,000	5.25%, 06/15/2031	1,226,037
1,000,000	3.00%, 06/15/2050	646,873
	JPMorgan Chase & Co
175,000	3.30%, 04/01/2026	173,221
1,524,000	2.08%, 04/22/2026	1,521,511
1,000,000	1.05%, 11/19/2026	978,188
1,175,000	1.58%, 04/22/2027	1,139,354
2,000,000	3.63%, 12/01/2027	1,961,677
2,000,000	4.98%, 07/22/2028	2,017,848
1,000,000	5.30%, 07/24/2029	1,020,398
4,000,000	4.57%, 06/14/2030	3,977,238
1,175,000	2.74%, 10/15/2030	1,078,180
1,000,000	2.96%, 05/13/2031	909,297
1,425,000	1.95%, 02/04/2032	1,212,238
800,000	5.72%, 09/14/2033	822,055
1,000,000	5.34%, 01/23/2035	1,010,647
1,770,000	4.95%, 10/22/2035	1,732,146
1,540,000	5.50%, 01/24/2036	1,573,173
3,000,000	3.88%, 07/24/2038	2,610,024
500,000	5.50%, 10/15/2040	505,091
1,000,000	3.96%, 11/15/2048	789,034
1,000,000	KeyBank NA 4.39%, 12/14/2027	992,712
1,000,000	KeyCorp 4.79%, 06/01/2033	958,923
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	777,543
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	850,185
250,000	4.60%, 02/01/2033	241,520
	Kreditanstalt fuer Wiederaufbau
2,000,000	0.63%, 01/22/2026	1,943,655
1,000,000	5.00%, 03/16/2026	1,008,019
1,000,000	3.75%, 02/15/2028	994,278
800,000	3.88%, 06/15/2028	798,043
2,000,000	0.75%, 09/30/2030	1,678,226
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	4.13%, 07/15/2033	$ 990,002
1,000,000	Landwirtschaftliche Rentenbank 3.88%, 09/28/2027	998,260
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	894,652
	Lloyds Banking Group PLC
1,500,000	3.75%, 01/11/2027	1,479,780
555,000	5.09%, 11/26/2028	560,503
1,000,000	5.72%, 06/05/2030	1,030,027
805,000	LPL Holdings Inc 5.20%, 03/15/2030	808,310
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	145,946
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	498,254
1,000,000	2.38%, 12/15/2031	860,761
1,600,000	5.00%, 03/15/2035	1,583,358
	Mastercard Inc
1,000,000	4.95%, 03/15/2032	1,017,439
500,000	4.88%, 05/09/2034	501,275
600,000	3.85%, 03/26/2050	475,125
	MetLife Inc
600,000	5.30%, 12/15/2034	609,743
1,000,000	5.25%, 01/15/2054	949,710
2,000,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	1,710,788
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	472,946
	Mitsubishi UFJ Financial Group Inc
3,574,000	1.54%, 07/20/2027	3,438,708
1,000,000	5.42%, 02/22/2029	1,022,270
1,000,000	5.20%, 01/16/2031	1,015,545
1,000,000	2.85%, 01/19/2033	875,291
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,032,246
840,000	5.10%, 05/13/2031	848,056
1,000,000	1.98%, 09/08/2031(b)	859,777
1,000,000	2.56%, 09/13/2031	858,048
800,000	5.59%, 07/10/2035	818,690
	Morgan Stanley
1,574,000	3.13%, 07/27/2026	1,546,791
500,000	4.35%, 09/08/2026	497,973
900,000	1.51%, 07/20/2027	865,132
1,400,000	5.65%, 04/13/2028	1,428,976
2,000,000	5.12%, 02/01/2029	2,027,402
1,000,000	5.45%, 07/20/2029	1,022,782
1,000,000	1.79%, 02/13/2032	837,868
1,175,000	2.24%, 07/21/2032	1,000,459
1,000,000	2.51%, 10/20/2032	858,331
1,000,000	2.94%, 01/21/2033	877,143
500,000	4.89%, 07/20/2033	492,581
585,000	5.83%, 04/19/2035	606,216
1,365,000	5.32%, 07/19/2035	1,365,141
2,000,000	2.48%, 09/16/2036	1,658,179
1,000,000	5.95%, 01/19/2038	1,010,881

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,800,000	3.97%, 07/22/2038(c) 3-mo. SOFR + 1.13%	$ 1,559,127
1,000,000	2.80%, 01/25/2052	619,002
1,000,000	Morgan Stanley Bank NA 5.50%, 05/26/2028	1,018,457
769,000	Nasdaq Inc 3.95%, 03/07/2052	589,543
	National Australia Bank Ltd
1,000,000	5.09%, 06/11/2027	1,016,538
1,000,000	4.90%, 06/13/2028	1,016,198
	NatWest Group PLC
1,500,000	4.80%, 04/05/2026	1,504,536
1,000,000	5.52%, 09/30/2028	1,018,196
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	863,298
1,000,000	5.78%, 07/03/2034(b)	1,025,565
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,067,960
	Oesterreichische Kontrollbank AG
1,000,000	3.63%, 09/09/2027	991,355
1,000,000	4.13%, 01/18/2029	1,002,130
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,020,321
1,000,000	5.49%, 05/14/2030	1,026,718
1,000,000	4.81%, 10/21/2032	989,260
1,400,000	5.40%, 07/23/2035	1,404,613
1,000,000	5.58%, 01/29/2036	1,017,770
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	508,728
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,908,123
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	992,023
1,000,000	Progressive Corp 4.95%, 06/15/2033	1,005,607
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	1,011,140
500,000	4.63%, 01/15/2033	490,354
800,000	5.25%, 03/15/2054	758,762
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,502,018
1,000,000	3.70%, 10/01/2050	902,373
1,000,000	6.50%, 03/15/2054	1,018,436
500,000	Public Storage Operating Co REIT 5.13%, 01/15/2029	511,219
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	362,890
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	988,786
500,000	3.65%, 01/15/2028	489,225
1,000,000	1.80%, 03/15/2033	783,261
	Royal Bank of Canada
2,000,000	4.72%, 03/27/2028	2,005,383
1,000,000	4.97%, 08/02/2030	1,007,224
1,000,000	4.97%, 05/02/2031	1,004,848
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.15%, 02/01/2034	$ 1,007,586
	Santander UK Group Holdings PLC
500,000	1.67%, 06/14/2027	481,671
1,000,000	4.86%, 09/11/2030	990,448
	Simon Property Group LP REIT
1,500,000	1.75%, 02/01/2028	1,392,322
1,000,000	2.45%, 09/13/2029	912,132
600,000	4.75%, 09/26/2034	575,721
175,000	3.25%, 09/13/2049	117,824
	State Street Corp
1,000,000	5.75%, 11/04/2026	1,006,639
2,000,000	4.33%, 10/22/2027	2,003,658
1,000,000	4.54%, 02/28/2028	1,004,710
1,300,000	2.20%, 03/03/2031	1,128,408
1,000,000	4.68%, 10/22/2032	988,976
	Sumitomo Mitsui Financial Group Inc
2,000,000	5.52%, 01/13/2028	2,053,262
1,000,000	5.72%, 09/14/2028	1,035,807
1,000,000	5.77%, 01/13/2033	1,041,009
1,000,000	5.56%, 07/09/2034	1,025,914
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	922,876
1,000,000	Synchrony Bank 5.63%, 08/23/2027	1,014,444
500,000	Synchrony Financial 2.88%, 10/28/2031	422,846
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	862,328
	Toronto-Dominion Bank
1,000,000	4.57%, 12/17/2026	1,001,446
1,300,000	2.80%, 03/10/2027	1,259,852
2,000,000	4.69%, 09/15/2027	2,013,048
1,200,000	4.99%, 04/05/2029	1,215,049
500,000	Travelers Cos Inc 5.45%, 05/25/2053	491,006
	Truist Financial Corp
300,000	4.26%, 07/28/2026	299,450
1,000,000	1.95%, 06/05/2030	869,641
500,000	4.92%, 07/28/2033	477,250
1,250,000	UBS AG/Stamford CT 4.86%, 01/10/2028	1,255,720
1,000,000	UBS Group AG(a) 5.62%, 09/13/2030	1,026,596
1,000,000	Unum Group 4.13%, 06/15/2051	750,662
	US Bancorp
1,000,000	3.10%, 04/27/2026	985,460
2,000,000	2.22%, 01/27/2028	1,919,598
1,200,000	5.10%, 07/23/2030	1,214,246
1,000,000	5.68%, 01/23/2035	1,022,302
1,000,000	5.42%, 02/12/2036	1,006,004
	Ventas Realty LP REIT
500,000	3.25%, 10/15/2026	490,215
800,000	5.00%, 01/15/2035	773,708
	VICI Properties LP REIT
1,025,000	5.13%, 11/15/2031	1,010,816

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 800,000	5.75%, 04/01/2034	$ 804,178
1,500,000	Visa Inc 4.15%, 12/14/2035	1,418,431
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	746,896
4,000,000	3.53%, 03/24/2028	3,919,451
1,000,000	5.71%, 04/22/2028	1,021,861
2,000,000	3.35%, 03/02/2033	1,794,444
3,000,000	4.90%, 07/25/2033	2,956,827
2,000,000	5.39%, 04/24/2034	2,013,809
1,000,000	5.50%, 01/23/2035	1,013,602
2,000,000	4.40%, 06/14/2046	1,614,465
1,200,000	5.01%, 04/04/2051	1,080,112
	Westpac Banking Corp
1,000,000	5.20%, 04/16/2026	1,009,462
1,000,000	4.60%, 10/20/2026	1,005,916
1,000,000	5.05%, 04/16/2029	1,024,145
1,000,000	5.41%, 08/10/2033	995,985
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	883,544
500,000	Willis North America Inc 5.90%, 03/05/2054	492,610
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	838,651
		348,748,374
Industrial — 1.87%
	3M Co
600,000	2.38%, 08/26/2029	547,718
1,000,000	3.63%, 10/15/2047	748,618
800,000	Amphenol Corp 5.00%, 01/15/2035	798,717
500,000	Berry Global Inc 5.65%, 01/15/2034	507,279
	Boeing Co
600,000	6.26%, 05/01/2027	617,317
2,800,000	2.95%, 02/01/2030	2,550,402
1,000,000	5.71%, 05/01/2040	972,106
1,500,000	3.63%, 03/01/2048	1,024,670
1,500,000	3.75%, 02/01/2050	1,051,361
175,000	5.93%, 05/01/2060	164,615
	Burlington Northern Santa Fe LLC
1,000,000	4.40%, 03/15/2042	880,579
500,000	5.15%, 09/01/2043	485,057
1,000,000	4.45%, 01/15/2053	846,402
2,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	1,443,894
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,966,403
	Caterpillar Financial Services Corp
1,000,000	4.80%, 01/06/2026	1,002,931
2,000,000	5.00%, 05/14/2027	2,031,762
1,000,000	4.70%, 11/15/2029	1,010,238
	CSX Corp
1,000,000	5.20%, 11/15/2033	1,020,092
250,000	4.75%, 05/30/2042	229,432
1,000,000	4.50%, 11/15/2052	854,241
Principal Amount		Fair Value
Industrial — (continued)
	Eaton Corp
$ 500,000	4.15%, 03/15/2033	$ 477,486
500,000	4.70%, 08/23/2052	444,833
1,000,000	Emerson Electric Co(b) 5.00%, 03/15/2035	1,006,680
	FedEx Corp(a)
1,000,000	3.25%, 05/15/2041	710,892
1,000,000	4.10%, 02/01/2045	770,327
175,000	5.25%, 05/15/2050(b)	156,367
600,000	Fortune Brands Innovations Inc 5.88%, 06/01/2033	623,282
	GATX Corp
1,000,000	4.90%, 03/15/2033	982,874
1,000,000	5.50%, 06/15/2035	999,866
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,767,755
	Honeywell International Inc
1,000,000	4.70%, 02/01/2030	1,005,396
1,000,000	5.00%, 03/01/2035	996,247
500,000	5.25%, 03/01/2054	475,904
150,000	Howmet Aerospace Inc 4.85%, 10/15/2031	149,448
600,000	Ingersoll Rand Inc 5.31%, 06/15/2031	613,855
1,000,000	Jabil Inc 4.25%, 05/15/2027	993,023
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,043,311
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	478,637
1,000,000	4.85%, 06/11/2029	1,016,221
1,200,000	4.90%, 03/07/2031	1,219,995
2,000,000	3.90%, 06/07/2032	1,898,088
1,000,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	1,030,452
	L3Harris Technologies Inc
800,000	5.05%, 06/01/2029	810,359
600,000	5.40%, 07/31/2033	607,614
600,000	5.35%, 06/01/2034	605,640
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,025,852
	Lockheed Martin Corp
1,000,000	4.45%, 05/15/2028	1,004,656
1,000,000	4.70%, 12/15/2031	997,660
500,000	4.09%, 09/15/2052	397,621
1,000,000	5.70%, 11/15/2054	1,015,860
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	768,165
1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	1,036,215
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	966,239
1,000,000	3.05%, 05/15/2050	653,823
500,000	5.35%, 08/01/2054	480,021

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Northrop Grumman Corp
$ 1,000,000	3.25%, 01/15/2028	$ 968,127
1,000,000	4.70%, 03/15/2033	986,542
800,000	5.25%, 05/01/2050	756,494
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	958,387
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	636,874
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	943,024
	Republic Services Inc
1,000,000	2.38%, 03/15/2033	832,143
1,000,000	5.00%, 12/15/2033	999,001
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	995,121
	RTX Corp
800,000	3.13%, 05/04/2027	778,493
175,000	1.90%, 09/01/2031	146,768
1,000,000	5.15%, 02/27/2033	1,008,895
900,000	4.35%, 04/15/2047	748,687
3,175,000	2.82%, 09/01/2051	1,941,528
1,000,000	Ryder System Inc 1.75%, 09/01/2026	959,968
600,000	Sonoco Products Co 4.60%, 09/01/2029	591,298
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,018,543
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,684,946
500,000	3.60%, 09/15/2037	429,530
500,000	3.38%, 02/14/2042	387,380
1,000,000	2.95%, 03/10/2052	639,939
500,000	4.95%, 09/09/2052	461,384
145,918	Union Pacific Railroad Co Pass Through Trust Series 2006-1 5.87%, 07/02/2030	148,984
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	485,756
1,000,000	5.15%, 05/22/2034	1,015,029
1,200,000	5.50%, 05/22/2054	1,173,007
	Vulcan Materials Co
500,000	3.90%, 04/01/2027	494,114
800,000	4.95%, 12/01/2029	807,030
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	846,720
	Waste Management Inc
800,000	4.80%, 03/15/2032	801,554
1,600,000	4.95%, 03/15/2035	1,591,987
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,220,306
		77,442,057
Technology — 1.79%
1,000,000	Accenture Capital Inc 4.25%, 10/04/2031	981,776
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,361,668
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	Analog Devices Inc 5.05%, 04/01/2034	$ 1,014,750
	Apple Inc
175,000	2.90%, 09/12/2027	170,152
1,000,000	1.20%, 02/08/2028	922,186
952,000	1.40%, 08/05/2028	871,049
1,175,000	1.70%, 08/05/2031	1,005,263
1,500,000	3.85%, 05/04/2043	1,258,086
1,500,000	2.65%, 05/11/2050	944,724
1,000,000	2.40%, 08/20/2050	598,215
2,175,000	2.70%, 08/05/2051	1,370,448
600,000	3.95%, 08/08/2052	482,923
1,500,000	Applied Materials Inc 4.80%, 06/15/2029	1,524,311
	AppLovin Corp
365,000	5.38%, 12/01/2031	366,852
105,000	5.95%, 12/01/2054	103,124
1,000,000	Autodesk Inc 2.40%, 12/15/2031	856,589
	Broadcom Inc
600,000	5.05%, 07/12/2027	607,562
800,000	4.35%, 02/15/2030	788,265
1,425,000	4.15%, 11/15/2030	1,379,162
2,900,000	3.42%, 04/15/2033(a)	2,582,041
573,000	4.93%, 05/15/2037(a)	550,930
175,000	3.50%, 02/15/2041(a)	137,035
800,000	Cadence Design Systems Inc 4.30%, 09/10/2029	792,059
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	964,552
	Dell International LLC / EMC Corp
1,200,000	5.25%, 02/01/2028	1,221,790
800,000	5.00%, 04/01/2030	803,729
76,000	8.10%, 07/15/2036	90,692
1,000,000	3.38%, 12/15/2041	738,594
15,000	8.35%, 07/15/2046	18,851
600,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	438,591
	Fiserv Inc
175,000	2.25%, 06/01/2027	166,922
1,000,000	4.20%, 10/01/2028	986,081
1,000,000	5.15%, 08/12/2034	991,846
	Hewlett Packard Enterprise Co
800,000	4.55%, 10/15/2029	791,385
370,000	5.00%, 10/15/2034	360,471
500,000	5.60%, 10/15/2054	475,712
2,291,000	HP Inc 2.65%, 06/17/2031	1,993,998
	IBM International Capital Pte Ltd
1,000,000	4.90%, 02/05/2034	984,124
1,000,000	5.25%, 02/05/2044	953,306
	Intel Corp
1,000,000	3.75%, 08/05/2027	979,245
1,175,000	1.60%, 08/12/2028	1,060,860

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 175,000	2.00%, 08/12/2031	$ 146,206
1,175,000	2.80%, 08/12/2041	779,256
1,000,000	5.63%, 02/10/2043	944,077
175,000	3.05%, 08/12/2051	102,894
1,000,000	5.70%, 02/10/2053	919,198
600,000	5.05%, 08/05/2062	488,070
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	1,990,628
1,000,000	5.00%, 02/10/2032	1,007,730
1,000,000	4.00%, 06/20/2042	824,949
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,026,376
500,000	KLA Corp 4.95%, 07/15/2052	458,040
1,000,000	Leidos Inc 2.30%, 02/15/2031	859,649
1,200,000	Micron Technology Inc 2.70%, 04/15/2032	1,024,849
	Microsoft Corp
2,100,000	3.45%, 08/08/2036	1,874,196
1,000,000	2.53%, 06/01/2050	626,428
2,547,000	2.92%, 03/17/2052	1,707,986
	NVIDIA Corp
1,675,000	1.55%, 06/15/2028	1,546,843
500,000	3.50%, 04/01/2050	379,344
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	855,342
	Oracle Corp
1,000,000	4.80%, 08/03/2028	1,008,073
1,600,000	2.95%, 04/01/2030	1,469,915
500,000	6.25%, 11/09/2032	533,276
1,000,000	5.50%, 08/03/2035	1,007,986
1,900,000	3.85%, 07/15/2036	1,646,701
3,000,000	3.65%, 03/25/2041	2,327,891
175,000	4.00%, 07/15/2046	133,833
175,000	3.60%, 04/01/2050	121,585
1,175,000	3.95%, 03/25/2051	862,996
500,000	5.38%, 09/27/2054	455,970
1,000,000	3.85%, 04/01/2060	687,138
	QUALCOMM Inc
2,500,000	1.30%, 05/20/2028	2,286,341
500,000	3.25%, 05/20/2050	346,918
600,000	4.50%, 05/20/2052	512,203
800,000	Roper Technologies Inc 4.50%, 10/15/2029	795,092
1,175,000	Salesforce Inc 2.70%, 07/15/2041	838,398
	Synopsys Inc
880,000	4.85%, 04/01/2030	885,789
625,000	5.15%, 04/01/2035	628,291
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	1,009,655
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	877,260
500,000	4.85%, 02/08/2034	501,520
1,000,000	5.15%, 02/08/2054	948,700
Principal Amount		Fair Value
Technology — (continued)
	VMware LLC
$ 175,000	1.40%, 08/15/2026	$ 167,591
1,000,000	2.20%, 08/15/2031	849,972
1,000,000	Workday Inc 3.80%, 04/01/2032	925,566
		74,080,640
Utilities — 2.32%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	874,379
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	714,217
	Alabama Power Co
800,000	3.75%, 09/01/2027	790,204
1,300,000	3.70%, 12/01/2047	975,933
1,000,000	Ameren Illinois Co 4.95%, 06/01/2033	994,863
1,000,000	American Electric Power Co Inc 5.63%, 03/01/2033	1,025,559
	American Water Capital Corp
800,000	5.25%, 03/01/2035	804,388
1,000,000	3.75%, 09/01/2047	756,429
	Appalachian Power Co
140,000	7.00%, 04/01/2038	155,334
1,000,000	3.70%, 05/01/2050	707,968
1,000,000	Arizona Public Service Co 5.70%, 08/15/2034	1,019,472
	Atmos Energy Corp
175,000	5.50%, 06/15/2041	176,300
1,200,000	3.38%, 09/15/2049	835,827
175,000	Avangrid Inc 3.80%, 06/01/2029	168,483
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	479,873
175,000	5.95%, 05/15/2037	184,821
175,000	5.15%, 11/15/2043	166,281
2,735,000	2.85%, 05/15/2051	1,677,718
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	483,524
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	874,123
600,000	CenterPoint Energy Inc 5.40%, 06/01/2029	613,068
1,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	957,830
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	896,408
	Commonwealth Edison Co
1,000,000	5.30%, 06/01/2034	1,016,188
600,000	5.65%, 06/01/2054	594,077
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	949,714
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	968,661

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,500,000	5.50%, 03/15/2034	$ 1,548,835
1,200,000	5.70%, 05/15/2054	1,196,036
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	962,074
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	922,969
	Dominion Energy Inc
800,000	3.38%, 04/01/2030	747,621
1,175,000	2.25%, 08/15/2031	999,813
175,000	4.70%, 12/01/2044	150,060
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	862,056
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,012,419
1,000,000	3.75%, 08/15/2047	771,552
1,000,000	DTE Energy Co 5.20%, 04/01/2030	1,012,669
	Duke Energy Carolinas LLC
1,000,000	2.45%, 02/01/2030	909,470
800,000	5.25%, 03/15/2035	810,118
	Duke Energy Corp
1,000,000	4.85%, 01/05/2027	1,006,537
2,100,000	2.55%, 06/15/2031	1,833,879
175,000	3.50%, 06/15/2051	119,115
600,000	5.80%, 06/15/2054	587,066
1,500,000	Duke Energy Florida Project Finance LLC 2.86%, 03/01/2033	1,339,783
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,014,506
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	559,929
800,000	5.05%, 03/15/2035	796,158
1,400,000	4.15%, 12/01/2044	1,147,696
1,200,000	5.35%, 03/15/2053	1,142,120
413,331	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	410,902
175,000	Entergy Corp 2.80%, 06/15/2030	158,412
1,200,000	Entergy Louisiana LLC 5.70%, 03/15/2054	1,183,156
1,200,000	Entergy Texas Inc 5.25%, 04/15/2035	1,198,369
	Eversource Energy
600,000	5.50%, 01/01/2034	602,790
1,000,000	3.45%, 01/15/2050	691,806
	Exelon Corp
1,000,000	5.13%, 03/15/2031	1,011,076
1,750,000	5.30%, 03/15/2033	1,773,709
	Florida Power & Light Co
800,000	5.05%, 04/01/2028	815,405
1,000,000	5.15%, 06/15/2029	1,027,562
140,000	5.96%, 04/01/2039	149,431
1,209,000	5.25%, 02/01/2041	1,189,456
171,000	4.05%, 10/01/2044	141,032
800,000	3.15%, 10/01/2049	543,885
Principal Amount		Fair Value
Utilities — (continued)
	Georgia Power Co
$ 1,000,000	5.20%, 03/15/2035	$ 1,006,678
1,000,000	3.25%, 03/15/2051	677,837
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	166,605
1,000,000	ITC Holdings Corp(a) 4.95%, 09/22/2027	1,006,968
1,000,000	Jersey Central Power & Light Co(a) 5.10%, 01/15/2035	988,631
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	169,103
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,026,662
1,175,000	2.70%, 08/01/2052	717,373
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028	1,017,843
1,000,000	2.75%, 04/15/2032	870,361
	NextEra Energy Capital Holdings Inc
1,500,000	4.85%, 02/04/2028	1,517,639
800,000	5.05%, 02/28/2033	795,262
1,500,000	5.45%, 03/15/2035	1,513,000
835,000	6.38%, 08/15/2055	835,899
	NiSource Inc
1,000,000	5.20%, 07/01/2029	1,018,475
600,000	5.35%, 04/01/2034	601,946
1,000,000	Northern States Power Co 4.00%, 08/15/2045	810,416
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,019,296
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,180,610
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	950,419
	Pacific Gas & Electric Co
1,600,000	5.55%, 05/15/2029	1,621,840
800,000	5.70%, 03/01/2035	800,074
1,500,000	4.50%, 07/01/2040	1,274,025
1,400,000	4.95%, 07/01/2050	1,169,046
1,000,000	PECO Energy Co 4.38%, 08/15/2052	821,900
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	956,650
175,000	Progress Energy Inc 7.75%, 03/01/2031	199,693
1,000,000	Public Service Co of Colorado 5.75%, 05/15/2054	991,213
	Public Service Electric & Gas Co
1,000,000	5.20%, 08/01/2033	1,016,241
800,000	5.30%, 08/01/2054	770,044
	Public Service Enterprise Group Inc
270,000	4.90%, 03/15/2030	271,277
175,000	1.60%, 08/15/2030	148,496
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	623,039

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 800,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	$ 805,717
	Southern California Edison Co
500,000	5.15%, 06/01/2029	503,244
1,000,000	5.45%, 06/01/2031	1,013,295
1,400,000	5.75%, 04/15/2054	1,315,765
1,000,000	Southern California Gas Co 5.60%, 04/01/2054	970,091
	Southern Co
1,500,000	3.70%, 04/30/2030	1,429,251
1,000,000	5.70%, 03/15/2034	1,032,794
500,000	4.40%, 07/01/2046	413,598
600,000	Southern Co Gas Capital Corp 5.88%, 03/15/2041	608,442
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,028,026
500,000	Tampa Electric Co 5.00%, 07/15/2052	451,682
1,200,000	Union Electric Co 5.20%, 04/01/2034	1,207,721
	Virginia Electric & Power Co
500,000	3.75%, 05/15/2027	493,474
500,000	3.80%, 09/15/2047	378,471
1,000,000	5.35%, 01/15/2054	940,443
800,000	Wisconsin Electric Power Co 4.60%, 10/01/2034	774,887
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	937,771
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	158,944
1,000,000	4.60%, 06/01/2032	964,030
		96,193,321
TOTAL CORPORATE BONDS AND NOTES — 24.35% (Cost $1,063,176,966)		$1,009,558,705
FOREIGN GOVERNMENT BONDS AND NOTES
500,000	African Development Bank 4.38%, 03/14/2028	505,409
	Asian Development Bank
1,000,000	4.25%, 01/09/2026	1,000,242
3,000,000	4.88%, 05/21/2026	3,026,118
1,000,000	3.13%, 08/20/2027	980,785
1,000,000	3.75%, 04/25/2028	993,526
1,000,000	4.50%, 08/25/2028	1,016,022
1,000,000	1.88%, 03/15/2029	922,439
1,000,000	3.88%, 06/14/2033	974,012
1,000,000	Asian Infrastructure Investment Bank 4.13%, 01/18/2029	1,004,128
1,000,000	Canada Government International Bond 4.00%, 03/18/2030	998,269
	Chile Government International Bond
500,000	2.75%, 01/31/2027	482,475
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	4.95%, 01/05/2036	$ 969,000
2,500,000	3.50%, 01/25/2050	1,763,375
500,000	3.25%, 09/21/2071	299,665
	Corp Andina de Fomento
1,000,000	4.13%, 01/07/2028	995,520
400,000	5.00%, 01/22/2030	409,563
500,000	Council of Europe Development Bank 4.13%, 01/24/2029	501,270
	European Bank for Reconstruction & Development
1,000,000	4.38%, 03/09/2028	1,010,878
1,000,000	4.13%, 01/25/2029	1,003,360
	European Investment Bank
2,000,000	1.38%, 03/15/2027	1,902,758
1,000,000	3.25%, 11/15/2027	982,444
2,000,000	3.88%, 03/15/2028	1,995,223
1,000,000	3.88%, 06/15/2028	997,470
1,000,000	1.75%, 03/15/2029	918,185
1,500,000	4.50%, 03/14/2030	1,529,132
1,000,000	3.63%, 07/15/2030	978,758
1,000,000	3.75%, 02/14/2033	972,074
1,000,000	4.13%, 02/13/2034	985,275
1,000,000	Export Development Canada 3.88%, 02/14/2028	996,720
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	981,519
1,000,000	4.63%, 06/07/2033(a)	992,607
1,000,000	Hungary Government International Bond(a) 3.13%, 09/21/2051	593,967
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	971,473
1,000,000	4.65%, 09/20/2032	969,990
1,000,000	5.60%, 01/15/2035	1,021,372
1,000,000	5.65%, 01/11/2053	980,819
	Inter-American Development Bank
1,500,000	0.88%, 04/20/2026	1,450,795
1,000,000	4.38%, 02/01/2027(b)	1,006,296
2,000,000	1.13%, 07/20/2028	1,824,451
1,000,000	4.13%, 02/15/2029	1,004,160
1,000,000	3.50%, 04/12/2033(b)	949,811
500,000	4.50%, 09/13/2033(b)	506,778
1,000,000	Inter-American Investment Corp 4.75%, 09/19/2028	1,021,745
	International Bank for Reconstruction & Development
9,500,000	1.13%, 09/13/2028	8,628,222
1,000,000	4.13%, 03/20/2030	1,002,046
1,000,000	4.00%, 07/25/2030	996,171
500,000	0.75%, 08/26/2030	419,881
2,000,000	1.25%, 02/10/2031	1,701,565
1,500,000	4.63%, 01/15/2032	1,536,063
	International Finance Corp
500,000	4.38%, 01/15/2027	503,086

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 500,000	4.50%, 07/13/2028	$ 507,904
	Israel Government International Bond
1,000,000	5.38%, 02/19/2030	1,007,308
1,000,000	4.50%, 01/17/2033	932,588
900,000	5.63%, 02/19/2035	894,197
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,882,104
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	963,150
470,000	1.38%, 04/25/2027(b)	443,172
1,000,000	4.50%, 02/15/2029(b)	1,004,243
1,000,000	4.25%, 09/08/2032	969,287
	Mexico Government International Bond
500,000	5.40%, 02/09/2028	503,978
1,000,000	5.00%, 05/07/2029	988,451
2,000,000	4.75%, 04/27/2032	1,860,420
1,000,000	4.88%, 05/19/2033	917,210
1,000,000	6.88%, 05/13/2037	1,023,600
2,750,000	4.60%, 01/23/2046	2,047,375
500,000	5.00%, 04/27/2051	382,975
1,000,000	6.34%, 05/04/2053	907,710
1,000,000	3.77%, 05/24/2061	580,500
1,000,000	Nordic Investment Bank 3.38%, 09/08/2027	985,881
	Panama Government International Bond
1,200,000	3.16%, 01/23/2030	1,045,790
1,600,000	6.40%, 02/14/2035	1,498,720
800,000	6.85%, 03/28/2054	698,800
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	898,860
500,000	3.00%, 01/15/2034	411,662
1,000,000	3.55%, 03/10/2051	686,020
320,000	5.88%, 08/08/2054	309,459
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,917,941
1,000,000	5.00%, 07/17/2033	991,923
1,000,000	5.50%, 02/04/2035	1,028,473
2,000,000	2.95%, 05/05/2045	1,357,072
1,000,000	Province of Alberta Canada 4.50%, 01/24/2034	991,961
3,000,000	Province of British Columbia Canada 1.30%, 01/29/2031	2,535,666
	Province of Manitoba Canada
500,000	2.13%, 06/22/2026(b)	487,820
500,000	4.30%, 07/27/2033	489,397
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	971,226
1,000,000	1.13%, 10/07/2030	846,412
1,500,000	1.80%, 10/14/2031	1,280,431
3,200,000	Province of Quebec Canada 1.35%, 05/28/2030	2,772,485
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	$ 695,581
	Republic of Poland Government International Bond
500,000	5.50%, 11/16/2027	513,159
1,000,000	5.75%, 11/16/2032	1,048,313
1,000,000	5.38%, 02/12/2035	1,005,254
	Svensk Exportkredit AB
1,000,000	4.13%, 06/14/2028	1,002,059
1,000,000	4.88%, 10/04/2030	1,031,904
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	491,132
1,500,000	5.44%, 02/14/2037	1,514,400
500,000	4.98%, 04/20/2055	447,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.65% (Cost $115,944,869)		$109,947,885
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.72%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	484,457
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	291,819
	Series 2019-BN20 Class ASB
1,982,816	2.93%, 09/15/2062	1,907,170
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,908,750
	Barclays Commercial Mortgage Securities Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,321,027
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	860,559
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(d)	1,074,784
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,149,022
	Series 2019-B9 Class A4
642,574	3.75%, 03/15/2052	622,601
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	272,563
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	866,763

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	$ 968,569
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
989,184	3.76%, 06/10/2048	983,414
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	2,055,583
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	231,197
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,773,755
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	3,047,784
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	915,011
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	596,274
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,517,970
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	977,365
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,206,407
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	906,812
		29,939,656
U.S. Government Agency — 25.67%
	Federal Home Loan Mortgage Corp
32,493	4.00%, 05/01/2026	32,350
30,551	3.00%, 01/01/2027	30,175
941	7.50%, 05/01/2027	951
139,030	2.50%, 11/01/2028	135,757
90,655	3.00%, 01/01/2029	88,961
314,031	3.00%, 02/01/2029	307,160
4,580	6.50%, 04/01/2029	4,726
838	7.50%, 08/01/2030	866
938,618	2.50%, 12/01/2031	898,790
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 168,521	2.50%, 02/01/2032	$ 161,094
108,396	3.50%, 04/01/2032	105,839
27,400	6.50%, 11/01/2032	28,367
167,517	3.00%, 04/01/2033	162,516
94,179	3.50%, 05/01/2033	92,223
136,011	3.50%, 06/01/2033	132,104
206,098	4.00%, 07/01/2033	204,411
767,654	3.00%, 01/01/2034	739,989
102,412	3.50%, 03/01/2034	100,198
199,233	4.00%, 06/01/2034	196,576
165,977	3.50%, 09/01/2034	160,813
269,039	2.00%, 10/01/2034	245,557
541,750	3.00%, 12/01/2034	518,587
650,645	2.50%, 02/01/2035	607,760
169,101	2.50%, 03/01/2035	156,956
441,644	1.50%, 07/01/2035	389,878
1,408,397	2.00%, 07/01/2035	1,282,822
414,270	3.00%, 07/01/2035	394,011
604,706	2.00%, 08/01/2035	550,794
1,108,244	1.50%, 10/01/2035	978,318
833,081	2.00%, 10/01/2035	758,798
1,284,229	1.50%, 12/01/2035	1,133,664
126,752	2.00%, 12/01/2035	115,447
1,306,405	2.00%, 01/01/2036	1,189,883
1,171,739	1.50%, 02/01/2036	1,031,331
409,254	2.00%, 02/01/2036	370,962
1,296,535	2.50%, 02/01/2036	1,206,819
256,302	2.00%, 03/01/2036	232,320
6,693	6.00%, 03/01/2036	6,986
6,896	6.00%, 04/01/2036	7,200
475,205	1.00%, 05/01/2036	408,773
440,458	1.50%, 05/01/2036	387,670
1,919,519	2.00%, 05/01/2036	1,738,108
237,150	1.50%, 06/01/2036	209,296
26,719	5.00%, 06/01/2036	26,926
1,091,346	1.50%, 07/01/2036	959,558
203,348	1.00%, 08/01/2036	174,915
703,482	1.50%, 09/01/2036	617,829
648,184	2.00%, 09/01/2036	587,314
523,669	3.00%, 09/01/2036	489,384
2,798,491	2.00%, 10/01/2036	2,530,946
1,847,007	2.50%, 10/01/2036	1,711,327
2,104,050	1.50%, 12/01/2036	1,847,886
896,389	1.50%, 01/01/2037	786,696
332,002	1.50%, 03/01/2037	291,332
1,222,317	2.00%, 03/01/2037	1,113,575
974,164	2.00%, 04/01/2037	881,030
377,313	1.50%, 05/01/2037	331,213
1,141,780	1.50%, 06/01/2037	1,001,902
315,728	4.00%, 07/01/2037	308,463
371,689	5.00%, 10/01/2037	373,992
161,238	4.50%, 11/01/2037	160,082
11,648	5.50%, 11/01/2037	11,873
179,920	4.00%, 12/01/2037	175,305
516,629	4.50%, 12/01/2037	512,390
8,353	5.50%, 12/01/2037	8,447
514,059	3.50%, 01/01/2038	494,951
275,566	4.00%, 05/01/2038	268,565

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 260,636	5.50%, 07/01/2038	$ 264,977
73,717	3.50%, 10/01/2038	70,230
271,030	5.50%, 11/01/2038	275,546
879,331	6.00%, 07/01/2039	904,137
58,967	5.00%, 12/01/2039	59,559
615,864	3.00%, 02/01/2040	568,344
131,959	5.00%, 02/01/2040	133,283
969,476	5.50%, 03/01/2040	985,071
112,862	5.00%, 05/01/2040	113,996
204,761	2.50%, 07/01/2040	182,585
176,506	2.50%, 08/01/2040	157,309
55,444	5.00%, 08/01/2040	56,001
1,055,204	2.00%, 10/01/2040	902,527
341,988	1.50%, 11/01/2040	283,971
441,852	2.00%, 12/01/2040	377,826
669,160	2.50%, 12/01/2040	591,057
518,664	4.00%, 02/01/2041	499,764
659,890	2.00%, 03/01/2041	563,838
86,171	4.00%, 04/01/2041	82,989
220,390	1.50%, 05/01/2041	182,521
1,129,817	2.00%, 07/01/2041	964,759
309,229	2.50%, 07/01/2041	272,811
459,839	2.00%, 08/01/2041	392,659
1,505,729	2.00%, 10/01/2041	1,284,958
544,308	2.00%, 11/01/2041	464,163
573,580	1.50%, 12/01/2041	471,986
634,498	2.50%, 04/01/2042	559,428
422,604	2.50%, 09/01/2042	371,819
266,159	3.50%, 11/01/2042	248,407
219,823	3.50%, 05/01/2043	205,162
328,016	4.00%, 11/01/2043	315,184
313,349	3.50%, 11/01/2044	291,147
1,007,800	3.00%, 04/01/2045	899,268
545,611	3.00%, 08/01/2045	486,356
331,453	3.50%, 10/01/2045	306,563
901,976	3.50%, 04/01/2046	831,334
1,704,974	3.00%, 08/01/2046	1,511,858
1,104,831	3.00%, 01/01/2047	977,405
2,212,106	3.00%, 02/01/2047	1,958,652
928,294	3.50%, 02/01/2047	850,063
869,221	4.00%, 02/01/2047	834,585
443,077	2.50%, 03/01/2047	378,004
1,008,646	3.50%, 07/01/2047	940,018
1,032,403	4.00%, 08/01/2047	974,861
443,702	3.50%, 11/01/2047	405,804
428,756	4.00%, 11/01/2047	404,756
263,462	4.50%, 01/01/2048	255,606
945,548	3.50%, 02/01/2048	864,617
320,896	4.00%, 03/01/2048	302,493
954,157	3.50%, 08/01/2048	865,515
180,017	4.00%, 08/01/2048	169,618
115,332	4.50%, 08/01/2048	112,070
129,945	4.00%, 09/01/2048	122,568
2,581,051	4.00%, 11/01/2048	2,431,029
56,355	4.00%, 01/01/2049	53,173
997,096	4.50%, 03/01/2049	980,533
1,056,711	3.50%, 05/01/2049	972,931
3,673,002	3.50%, 06/01/2049	3,347,499
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 446,458	5.50%, 06/01/2049	$ 454,469
313,462	4.50%, 08/01/2049	305,101
419,266	5.00%, 08/01/2049	417,691
1,375,640	3.00%, 09/01/2049	1,209,363
403,390	4.00%, 09/01/2049	379,999
684,613	2.50%, 10/01/2049	577,444
292,641	3.00%, 10/01/2049	257,430
60,201	3.50%, 10/01/2049	54,820
152,974	4.00%, 10/01/2049	144,103
847,615	4.50%, 11/01/2049	824,657
1,654,897	3.50%, 12/01/2049	1,517,805
356,990	3.50%, 01/01/2050	326,790
1,250,628	3.00%, 02/01/2050	1,100,280
125,913	3.00%, 03/01/2050	110,794
152,819	5.00%, 03/01/2050	152,462
328,769	3.00%, 04/01/2050	288,816
499,045	3.50%, 04/01/2050	455,120
1,450,638	2.50%, 05/01/2050	1,222,979
587,119	4.00%, 05/01/2050	553,503
3,369,960	2.50%, 07/01/2050	2,828,495
84,838	4.00%, 07/01/2050	79,920
659,375	4.50%, 07/01/2050	635,604
1,134,619	2.00%, 08/01/2050	910,590
2,569,948	3.00%, 08/01/2050	2,255,613
5,380,283	2.00%, 09/01/2050	4,318,541
2,571,023	2.50%, 09/01/2050	2,161,412
3,010,613	3.00%, 09/01/2050	2,639,777
175,342	3.50%, 09/01/2050	159,827
89,600	4.00%, 09/01/2050	84,406
824,962	2.00%, 10/01/2050	664,493
860,840	2.50%, 10/01/2050	722,992
3,127,066	3.00%, 10/01/2050	2,743,313
2,100,584	1.50%, 11/01/2050	1,590,766
6,412,193	2.00%, 11/01/2050	5,142,768
850,783	2.50%, 11/01/2050	717,613
1,744,367	1.50%, 12/01/2050	1,319,393
4,490,493	2.00%, 12/01/2050	3,594,135
417,273	3.00%, 12/01/2050	366,001
6,673,968	2.00%, 01/01/2051	5,351,125
6,305,696	2.50%, 01/01/2051	5,263,027
3,957,386	1.50%, 03/01/2051	2,997,671
7,957,489	2.00%, 03/01/2051	6,383,271
777,157	1.50%, 04/01/2051	587,283
2,268,625	2.00%, 04/01/2051	1,817,694
512,896	2.50%, 04/01/2051	430,016
3,685,952	2.00%, 05/01/2051	2,946,741
4,010,051	2.50%, 05/01/2051	3,365,606
954,523	1.50%, 06/01/2051	721,264
1,032,887	3.50%, 06/01/2051	937,599
3,177,857	2.00%, 08/01/2051	2,538,447
1,333,236	2.50%, 08/01/2051	1,116,976
4,072,788	2.50%, 09/01/2051	3,416,897
2,922,887	1.50%, 10/01/2051	2,210,331
9,414,410	2.00%, 10/01/2051	7,505,478
10,898,369	2.50%, 10/01/2051	9,108,164
8,979,232	2.00%, 11/01/2051	7,172,292
6,131,300	2.50%, 11/01/2051	5,117,380
5,071,455	2.00%, 12/01/2051	4,050,372

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,633,496	2.50%, 12/01/2051	$ 3,032,284
3,448,862	3.00%, 12/01/2051	3,008,038
2,078,229	2.00%, 01/01/2052	1,656,197
6,162,536	2.50%, 01/01/2052	5,194,338
794,699	3.00%, 01/01/2052	690,471
659,433	2.00%, 02/01/2052	524,410
1,995,746	2.50%, 02/01/2052	1,672,743
3,550,617	2.00%, 03/01/2052	2,838,336
2,852,285	3.00%, 03/01/2052	2,484,568
350,800	3.50%, 03/01/2052	318,405
4,390,514	2.50%, 04/01/2052	3,657,819
277,022	3.00%, 04/01/2052	243,141
1,947,821	3.50%, 04/01/2052	1,760,851
6,064,269	3.00%, 05/01/2052	5,261,242
1,303,276	4.00%, 05/01/2052	1,217,112
880,592	3.00%, 06/01/2052	768,746
4,253,067	3.50%, 06/01/2052	3,845,541
502,017	4.50%, 06/01/2052	481,018
1,916,946	2.50%, 07/01/2052	1,594,968
342,799	3.50%, 07/01/2052	312,334
559,075	4.50%, 07/01/2052	534,990
288,437	5.00%, 07/01/2052	283,365
606,123	3.50%, 08/01/2052	552,466
3,926,318	4.00%, 08/01/2052	3,663,899
2,642,619	2.50%, 09/01/2052	2,201,752
499,868	4.00%, 09/01/2052	470,798
6,749,302	4.50%, 09/01/2052	6,472,459
2,470,019	5.00%, 09/01/2052	2,428,592
3,083,817	3.50%, 10/01/2052	2,784,286
2,014,897	4.00%, 10/01/2052	1,882,826
427,681	4.50%, 10/01/2052	409,723
485,842	5.00%, 10/01/2052	480,709
381,497	5.50%, 10/01/2052	381,950
238,296	6.00%, 10/01/2052	242,948
511,048	4.50%, 11/01/2052	498,311
2,166,503	5.00%, 11/01/2052	2,129,900
548,134	5.50%, 11/01/2052	549,415
693,842	4.50%, 12/01/2052	664,891
2,931,762	5.00%, 12/01/2052	2,889,204
861,313	5.50%, 12/01/2052	866,419
399,203	6.00%, 12/01/2052	406,655
502,531	5.00%, 01/01/2053	495,554
988,988	5.50%, 01/01/2053	993,413
1,577,246	6.00%, 01/01/2053	1,614,215
632,297	5.50%, 02/01/2053	636,350
234,856	6.50%, 02/01/2053	244,251
667,588	5.00%, 03/01/2053	658,124
538,268	5.50%, 03/01/2053	542,001
586,496	4.50%, 04/01/2053	561,689
1,045,371	5.50%, 04/01/2053	1,052,903
772,999	5.00%, 05/01/2053	764,405
2,725,393	5.50%, 05/01/2053	2,726,034
631,443	4.50%, 06/01/2053	604,333
673,687	5.00%, 06/01/2053	669,449
760,384	5.50%, 06/01/2053	762,868
1,207,721	5.00%, 07/01/2053	1,185,131
401,750	5.50%, 07/01/2053	404,101
615,673	6.00%, 07/01/2053	628,805
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,977,885	5.00%, 08/01/2053	$ 1,942,652
390,845	5.50%, 08/01/2053	390,786
917,679	6.00%, 08/01/2053	941,944
314,309	6.50%, 08/01/2053	329,535
363,070	5.00%, 09/01/2053	356,495
641,904	6.50%, 09/01/2053	666,502
1,627,828	5.50%, 10/01/2053	1,627,372
5,856,043	6.00%, 10/01/2053	5,969,856
817,960	6.50%, 10/01/2053	844,418
1,089,786	5.00%, 11/01/2053	1,070,385
553,623	5.50%, 11/01/2053	553,468
373,466	6.00%, 11/01/2053	386,713
826,325	6.50%, 11/01/2053	862,340
1,138,282	5.50%, 12/01/2053	1,137,524
3,182,752	6.00%, 01/01/2054	3,250,826
1,491,371	5.50%, 02/01/2054	1,509,871
400,001	7.00%, 04/01/2054	418,415
3,315,015	6.50%, 05/01/2054	3,425,168
2,608,782	5.50%, 06/01/2054	2,606,035
1,508,778	5.00%, 08/01/2054	1,480,991
9,098,892	6.00%, 08/01/2054	9,243,201
1,433,513	6.50%, 08/01/2054	1,478,005
4,721,042	5.50%, 09/01/2054	4,716,071
3,641,469	6.00%, 09/01/2054	3,699,222
957,067	6.50%, 09/01/2054	986,771
970,295	5.00%, 10/01/2054	952,275
2,515,475	5.50%, 10/01/2054	2,512,826
925,350	6.50%, 10/01/2054	954,070
4,487,474	5.00%, 11/01/2054	4,399,803
7,735,773	5.50%, 11/01/2054	7,727,628
950,877	6.00%, 11/01/2054	965,958
2,655,344	4.50%, 12/01/2054	2,540,388
928,761	5.00%, 12/01/2054	910,616
3,714,478	5.50%, 12/01/2054	3,710,567
818,509	5.00%, 01/01/2055	802,518
795,001	5.50%, 01/01/2055	794,164
2,285,644	5.00%, 02/01/2055	2,240,990
1,683,709	6.00%, 02/01/2055	1,710,413
942,756	7.00%, 02/01/2055	986,454
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
960,899	3.15%, 11/25/2025	952,706
	Series K061 Class A2
1,823,404	3.35%, 11/25/2026(d)	1,792,305
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,074,794
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,716,159
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(d)	1,474,993
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,538,071
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,072,334
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,358,251

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K098 Class A2
$ 1,000,000	2.43%, 08/25/2029	$ 927,027
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,874,914
	Series K104 Class A2
300,000	2.25%, 01/25/2030	273,789
	Series K127 Class A2
500,000	2.11%, 01/25/2031	441,506
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,541,779
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,831,608
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	458,946
	Federal National Mortgage Association
509,511	2.50%, 06/01/2028	496,560
7,432	6.00%, 01/01/2029	7,608
131,938	3.00%, 03/01/2029	128,904
89,008	3.50%, 04/01/2029	87,796
52,783	3.50%, 09/01/2029	52,019
88,391	4.00%, 09/01/2030	87,608
263,914	3.00%, 10/01/2030	256,557
24,690	8.00%, 10/01/2030	24,760
621,561	2.50%, 09/01/2031	595,148
163,990	2.00%, 10/01/2031	154,860
80,501	3.50%, 01/01/2032	78,498
548,677	3.50%, 02/01/2032	536,466
22,890	6.50%, 06/01/2032	23,598
242,628	3.00%, 08/01/2032	234,261
21,836	6.50%, 08/01/2032	22,513
759,163	3.00%, 10/01/2032	727,928
66,042	3.00%, 11/01/2032	63,439
201,779	2.50%, 01/01/2033	194,809
277,747	3.00%, 02/01/2033	264,835
82,957	5.50%, 03/01/2033	83,507
307,144	3.00%, 04/01/2033	293,486
13,738	5.00%, 09/01/2033	13,857
1,206,222	3.00%, 12/01/2033	1,166,055
16,899	5.50%, 01/01/2034	17,314
111,189	4.00%, 02/01/2034	109,606
162,590	3.50%, 03/01/2034	158,898
66,800	5.50%, 03/01/2034	67,074
61,263	5.50%, 05/01/2034	62,400
180,753	3.50%, 07/01/2034	178,213
150,498	2.50%, 09/01/2034	140,757
176,667	3.00%, 02/01/2035	169,121
18,698	5.50%, 02/01/2035	19,033
224,845	3.00%, 03/01/2035	213,605
662,983	3.00%, 04/01/2035	630,567
195,155	5.00%, 05/01/2035	196,398
576,492	2.00%, 06/01/2035	525,097
598,084	2.50%, 06/01/2035	556,760
239,333	3.50%, 06/01/2035	231,873
236,683	1.50%, 07/01/2035	208,940
4,291	5.00%, 07/01/2035	4,319
418,492	2.00%, 09/01/2035	380,892
170,654	3.50%, 09/01/2035	166,537
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 42,931	5.00%, 09/01/2035	$ 43,181
627,660	1.50%, 10/01/2035	553,695
44,658	5.00%, 10/01/2035	44,966
34,273	6.00%, 10/01/2035	35,737
34,975	5.50%, 11/01/2035	35,782
1,455,516	2.00%, 12/01/2035	1,325,703
693,319	2.00%, 01/01/2036	628,449
692,107	2.50%, 01/01/2036	643,875
694,747	1.50%, 02/01/2036	611,504
1,962,917	2.00%, 02/01/2036	1,780,723
316,691	3.50%, 04/01/2036	302,994
43,420	6.00%, 04/01/2036	45,239
715,302	1.50%, 05/01/2036	629,577
1,169,743	2.00%, 05/01/2036	1,058,892
561,305	2.50%, 05/01/2036	520,776
1,639,322	2.00%, 06/01/2036	1,485,897
3,556,110	2.50%, 06/01/2036	3,299,322
872,860	1.50%, 07/01/2036	767,718
303,866	2.50%, 07/01/2036	282,409
240,662	1.50%, 08/01/2036	212,399
418,367	2.00%, 08/01/2036	381,660
3,208	6.50%, 08/01/2036	3,332
1,286,552	1.50%, 09/01/2036	1,129,151
1,860,839	2.00%, 09/01/2036	1,683,902
143,853	1.00%, 10/01/2036	123,381
2,578,671	1.50%, 10/01/2036	2,267,646
606,779	2.00%, 10/01/2036	549,216
313,689	2.50%, 10/01/2036	290,443
1,063,706	1.50%, 11/01/2036	936,180
3,532,373	2.00%, 11/01/2036	3,200,528
321,463	2.50%, 11/01/2036	297,617
26,130	5.50%, 11/01/2036	26,745
434,210	1.50%, 12/01/2036	381,347
401,163	6.00%, 12/01/2036	417,227
1,640,293	1.50%, 01/01/2037	1,440,582
1,667,302	2.00%, 01/01/2037	1,507,902
649,107	3.00%, 01/01/2037	610,001
1,221,432	2.00%, 02/01/2037	1,107,861
1,077,302	2.00%, 03/01/2037	979,873
839,264	2.00%, 04/01/2037	759,027
831,914	3.00%, 04/01/2037	787,090
497,688	3.50%, 07/01/2037	480,888
19,382	5.00%, 07/01/2037	19,460
375,144	2.50%, 08/01/2037	347,168
112,202	5.50%, 08/01/2037	114,744
553,884	3.00%, 09/01/2037	524,041
351,022	4.00%, 12/01/2037	342,157
190,601	5.50%, 01/01/2038	193,836
494,732	2.50%, 02/01/2038	457,837
91,251	6.00%, 03/01/2038	95,149
44,793	5.50%, 07/01/2038	45,681
290,844	5.00%, 09/01/2038	292,522
30,833	2.50%, 05/01/2039	28,285
27,689	6.00%, 05/01/2039	28,872
199,167	4.50%, 08/01/2039	196,733
245,587	5.00%, 08/01/2039	247,738
871,077	5.00%, 09/01/2039	875,798
193,895	5.00%, 12/01/2039	195,594

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 102,947	4.50%, 03/01/2040	$ 101,667
500,291	2.50%, 05/01/2040	446,821
620,105	3.00%, 05/01/2040	587,503
1,592,067	2.00%, 06/01/2040	1,392,433
147,376	5.00%, 06/01/2040	148,668
121,275	4.50%, 08/01/2040	119,705
428,498	2.00%, 09/01/2040	374,313
238,898	2.50%, 09/01/2040	212,930
560,353	3.00%, 09/01/2040	525,674
792,485	2.00%, 11/01/2040	677,744
77,950	4.50%, 11/01/2040	76,940
106,683	5.00%, 11/01/2040	107,618
270,850	1.50%, 01/01/2041	225,283
477,382	2.00%, 02/01/2041	407,947
988,398	4.00%, 02/01/2041	950,709
406,220	4.50%, 03/01/2041	400,534
386,017	2.00%, 04/01/2041	329,750
213,576	2.00%, 05/01/2041	182,444
300,559	5.00%, 05/01/2041	303,195
302,562	2.00%, 06/01/2041	258,426
728,574	2.00%, 08/01/2041	620,250
503,037	1.50%, 09/01/2041	415,187
991,199	2.50%, 09/01/2041	874,206
672,479	1.50%, 10/01/2041	554,204
921,663	2.00%, 10/01/2041	784,143
823,199	2.50%, 10/01/2041	725,472
139,635	4.50%, 10/01/2041	137,654
1,252,691	1.50%, 12/01/2041	1,043,075
708,171	2.00%, 12/01/2041	603,679
399,571	3.50%, 12/01/2041	372,456
390,710	4.00%, 01/01/2042	375,811
829,572	2.00%, 03/01/2042	706,380
1,036,030	1.50%, 04/01/2042	847,381
407,582	3.00%, 06/01/2042	365,214
403,375	3.50%, 08/01/2042	371,987
247,026	3.00%, 09/01/2042	222,945
630,553	3.00%, 12/01/2042	567,122
669,765	3.00%, 02/01/2043	606,137
312,498	5.00%, 03/01/2043	310,995
280,189	3.00%, 04/01/2043	252,001
515,776	3.50%, 04/01/2043	479,607
1,162,559	3.50%, 05/01/2043	1,083,626
128,951	4.00%, 07/01/2043	123,605
519,095	3.00%, 08/01/2043	466,869
298,634	3.50%, 08/01/2043	278,360
138,547	4.00%, 09/01/2043	132,917
308,992	3.50%, 08/01/2044	287,498
548,793	4.00%, 08/01/2044	524,257
181,594	4.00%, 06/01/2045	171,963
1,279,789	2.50%, 07/01/2045	1,087,832
1,086,709	3.50%, 07/01/2045	1,003,957
389,769	3.50%, 11/01/2045	359,316
747,443	1.50%, 02/01/2046	574,144
1,124,827	3.50%, 02/01/2046	1,034,483
620,972	4.00%, 03/01/2046	591,582
1,211,432	3.00%, 06/01/2046	1,075,016
1,377,589	3.00%, 09/01/2046	1,221,378
952,746	4.00%, 09/01/2046	909,230
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 301,200	2.50%, 10/01/2046	$ 256,621
1,224,400	3.00%, 10/01/2046	1,086,873
243,333	4.00%, 10/01/2046	230,326
684,934	3.00%, 12/01/2046	606,403
330,506	3.50%, 12/01/2046	302,526
1,097,708	3.50%, 01/01/2047	1,007,469
201,053	4.00%, 03/01/2047	189,790
302,542	4.00%, 06/01/2047	285,311
235,759	4.00%, 07/01/2047	222,288
3,995,299	3.50%, 10/01/2047	3,649,637
794,777	4.00%, 10/01/2047	748,667
822,964	4.50%, 02/01/2048	801,520
620,446	3.50%, 05/01/2048	566,455
289,197	4.50%, 05/01/2048	282,531
265,879	4.00%, 10/01/2048	250,463
297,566	4.00%, 11/01/2048	280,809
2,171,136	4.50%, 11/01/2048	2,115,036
246,249	5.00%, 11/01/2048	245,716
1,134,255	4.00%, 01/01/2049	1,065,494
311,255	4.50%, 02/01/2049	302,016
493,619	3.50%, 03/01/2049	452,679
752,794	3.50%, 05/01/2049	696,269
976,173	3.50%, 06/01/2049	891,818
1,844,014	4.00%, 06/01/2049	1,737,086
907,136	3.50%, 07/01/2049	831,173
2,416,892	4.00%, 07/01/2049	2,279,173
773,155	4.50%, 07/01/2049	750,299
1,217,843	3.50%, 08/01/2049	1,111,416
863,447	4.00%, 08/01/2049	810,644
341,144	3.00%, 09/01/2049	299,974
790,938	3.50%, 09/01/2049	720,945
278,913	4.50%, 09/01/2049	271,474
696,395	4.50%, 10/01/2049	676,368
1,174,441	3.50%, 11/01/2049	1,076,306
3,387,151	3.00%, 12/01/2049	2,969,867
968,191	3.50%, 12/01/2049	883,097
2,228,675	2.50%, 01/01/2050	1,875,418
714,640	3.00%, 01/01/2050	628,725
309,533	4.00%, 01/01/2050	290,555
3,039,741	3.00%, 02/01/2050	2,670,622
437,948	4.50%, 02/01/2050	423,075
2,472,714	3.00%, 03/01/2050	2,163,498
538,004	3.50%, 03/01/2050	489,547
801,103	4.00%, 03/01/2050	756,136
404,112	3.00%, 04/01/2050	354,835
1,190,174	4.50%, 04/01/2050	1,165,267
1,277,609	2.50%, 05/01/2050	1,074,539
642,804	3.50%, 05/01/2050	585,701
6,776,830	2.50%, 06/01/2050	5,705,483
281,369	4.00%, 06/01/2050	265,057
139,512	4.50%, 06/01/2050	134,704
353,182	2.50%, 07/01/2050	297,124
2,988,066	3.00%, 07/01/2050	2,613,302
464,875	4.00%, 07/01/2050	436,912
3,678,031	2.00%, 08/01/2050	2,947,971
3,556,445	2.50%, 08/01/2050	2,997,183
553,424	4.00%, 08/01/2050	521,811
2,297,664	2.00%, 09/01/2050	1,852,249

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 971,927	2.50%, 09/01/2050	$ 816,368
1,136,867	3.00%, 09/01/2050	997,301
404,654	1.50%, 10/01/2050	306,430
3,044,346	2.50%, 10/01/2050	2,565,394
940,251	3.00%, 10/01/2050	829,580
2,592,718	1.50%, 11/01/2050	1,961,664
4,037,445	2.00%, 11/01/2050	3,244,782
556,867	2.50%, 11/01/2050	468,130
989,018	4.00%, 11/01/2050	938,730
4,777,542	2.00%, 12/01/2050	3,831,187
724,304	2.50%, 12/01/2050	603,500
2,650,572	3.00%, 12/01/2050	2,329,049
75,088	4.00%, 12/01/2050	70,502
3,631,561	1.50%, 01/01/2051	2,747,065
16,030,674	2.00%, 01/01/2051	12,855,501
1,859,511	2.50%, 01/01/2051	1,566,005
481,137	3.50%, 01/01/2051	438,564
7,680,407	2.00%, 02/01/2051	6,160,819
1,314,984	2.50%, 02/01/2051	1,104,820
248,548	4.00%, 02/01/2051	234,379
696,111	2.00%, 03/01/2051	553,731
408,360	3.50%, 03/01/2051	374,167
1,020,158	1.50%, 04/01/2051	772,759
5,109,046	2.50%, 04/01/2051	4,307,000
1,032,980	3.00%, 04/01/2051	913,758
3,169,217	2.00%, 05/01/2051	2,528,338
6,808,557	3.00%, 05/01/2051	5,952,902
663,592	1.50%, 06/01/2051	501,621
420,102	2.00%, 06/01/2051	334,084
3,117,661	2.50%, 06/01/2051	2,606,180
742,464	3.00%, 06/01/2051	657,072
16,228,398	2.00%, 07/01/2051	12,969,639
2,994,496	2.00%, 08/01/2051	2,397,513
2,223,489	2.50%, 08/01/2051	1,862,959
642,207	3.00%, 08/01/2051	560,479
2,318,635	1.50%, 09/01/2051	1,755,274
9,207,875	2.00%, 09/01/2051	7,340,042
14,059,079	2.50%, 09/01/2051	11,787,812
1,738,805	1.50%, 10/01/2051	1,313,742
15,185,049	2.00%, 10/01/2051	12,182,994
17,551,329	2.50%, 10/01/2051	14,741,408
3,233,539	2.50%, 11/01/2051	2,713,390
5,239,404	3.50%, 11/01/2051	4,761,918
6,672,154	2.00%, 12/01/2051	5,319,816
710,741	2.50%, 12/01/2051	593,140
13,640,798	2.00%, 01/01/2052	10,896,518
3,247,137	2.50%, 01/01/2052	2,709,319
1,943,098	3.00%, 01/01/2052	1,697,613
11,536,555	2.00%, 02/01/2052	9,214,685
1,080,066	2.50%, 02/01/2052	904,121
2,382,264	3.00%, 02/01/2052	2,086,258
529,621	4.00%, 02/01/2052	494,601
3,902,288	2.00%, 03/01/2052	3,136,961
2,024,135	2.50%, 03/01/2052	1,710,851
1,289,818	3.00%, 03/01/2052	1,119,603
3,203,584	2.00%, 04/01/2052	2,550,234
3,964,776	2.50%, 04/01/2052	3,321,620
3,180,614	3.00%, 04/01/2052	2,785,381
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 381,468	3.50%, 04/01/2052	$ 344,294
1,004,496	4.00%, 04/01/2052	937,343
849,252	3.00%, 05/01/2052	737,258
3,278,567	3.50%, 05/01/2052	2,969,891
2,712,473	4.00%, 05/01/2052	2,532,055
3,159,902	3.50%, 06/01/2052	2,865,848
6,557,149	4.00%, 06/01/2052	6,143,522
5,493,151	3.00%, 07/01/2052	4,763,347
7,013,862	4.50%, 07/01/2052	6,729,642
1,012,409	5.00%, 07/01/2052	995,951
524,087	3.50%, 08/01/2052	473,045
1,037,181	4.00%, 09/01/2052	967,871
529,849	5.00%, 09/01/2052	521,720
1,720,418	5.50%, 09/01/2052	1,727,493
1,259,170	4.50%, 10/01/2052	1,212,224
2,109,898	5.00%, 10/01/2052	2,080,538
852,599	4.50%, 11/01/2052	821,787
3,151,927	5.00%, 11/01/2052	3,119,773
754,565	5.50%, 11/01/2052	759,574
1,115,231	4.00%, 12/01/2052	1,040,675
2,826,053	5.50%, 12/01/2052	2,843,347
2,013,594	6.00%, 12/01/2052	2,059,460
700,875	4.00%, 01/01/2053	654,020
1,026,736	4.50%, 01/01/2053	982,505
1,532,925	5.50%, 01/01/2053	1,539,639
481,314	6.00%, 01/01/2053	493,948
546,563	6.50%, 01/01/2053	565,390
778,657	5.50%, 02/01/2053	784,819
442,098	6.00%, 02/01/2053	453,664
334,235	7.00%, 02/01/2053	349,675
724,043	6.50%, 03/01/2053	750,565
2,126,560	5.00%, 04/01/2053	2,089,118
1,513,965	5.50%, 04/01/2053	1,514,516
713,413	6.00%, 04/01/2053	725,412
248,387	6.50%, 04/01/2053	258,104
429,755	4.00%, 05/01/2053	401,024
1,568,014	5.00%, 05/01/2053	1,539,956
920,471	5.50%, 05/01/2053	920,219
2,154,138	6.00%, 05/01/2053	2,203,489
964,950	6.50%, 05/01/2053	999,428
1,092,896	4.00%, 06/01/2053	1,019,833
1,859,943	5.00%, 06/01/2053	1,826,811
680,050	4.50%, 07/01/2053	651,030
876,581	5.00%, 07/01/2053	866,519
630,104	5.50%, 07/01/2053	634,819
1,173,026	6.00%, 07/01/2053	1,201,095
1,028,918	6.50%, 07/01/2053	1,065,847
5,285,390	5.50%, 08/01/2053	5,319,230
414,352	6.00%, 08/01/2053	425,127
666,488	6.50%, 08/01/2053	698,073
637,001	5.50%, 09/01/2053	641,308
2,824,364	6.00%, 09/01/2053	2,873,268
643,444	6.00%, 10/01/2053	656,574
1,958,606	6.50%, 10/01/2053	2,024,633
1,027,007	5.50%, 11/01/2053	1,036,510
1,435,746	6.00%, 11/01/2053	1,474,903
3,311,790	6.50%, 11/01/2053	3,420,208
672,144	7.00%, 12/01/2053	702,059

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 365,455	5.50%, 01/01/2054	$ 365,211
1,816,784	6.50%, 01/01/2054	1,876,727
2,231,959	7.00%, 01/01/2054	2,338,061
209,421	7.50%, 01/01/2054	221,568
1,262,651	6.50%, 02/01/2054	1,317,011
701,517	7.00%, 02/01/2054	732,739
320,998	7.50%, 02/01/2054	339,139
817,222	6.50%, 03/01/2054	854,918
1,081,989	4.00%, 04/01/2054	1,009,655
1,709,232	6.50%, 08/01/2054	1,762,282
4,528,069	6.00%, 09/01/2054	4,599,884
1,505,536	5.00%, 11/01/2054	1,476,123
3,445,116	6.00%, 12/01/2054	3,499,755
966,683	6.50%, 02/01/2055	996,687
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
755,084	2.55%, 12/25/2026(d)	733,925
	Series 2017-M5 Class A2
423,119	2.99%, 04/25/2029(d)	404,158
	Series 2018-M12 Class A2
350,000	3.63%, 08/25/2030(d)	338,095
	Series 2018-M14 Class A2
1,362,837	3.58%, 08/25/2028(d)	1,335,096
	Series 2019-M1 Class A2
1,664,329	3.54%, 09/25/2028(d)	1,626,930
	Series 2019-M22 Class A2
1,939,552	2.52%, 08/25/2029	1,807,716
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	599,986
	Series 21-M12 Class 2A2
1,000,000	2.13%, 05/25/2033(d)	834,419
	Government National Mortgage Association
3,160	3.50%, 02/15/2026	3,140
66,827	5.00%, 11/15/2033	67,900
12,047	5.50%, 12/15/2035	12,281
17,437	5.00%, 12/20/2035	17,608
35,397	6.00%, 01/20/2036	36,961
40,015	5.50%, 02/20/2036	41,098
237,383	2.50%, 05/20/2036	218,863
112,736	2.00%, 06/20/2036	103,015
157,197	2.00%, 12/20/2036	143,640
246,732	5.00%, 06/15/2039	249,942
78,058	4.00%, 05/20/2040	74,943
67,963	4.50%, 07/20/2040	66,844
65,879	4.50%, 09/20/2040	64,741
276,050	4.00%, 10/15/2040	262,104
417,242	4.50%, 07/20/2041	410,285
127,860	4.00%, 09/15/2041	122,028
27,285	4.50%, 12/20/2041	27,065
536,149	2.50%, 12/20/2042	465,729
154,917	3.00%, 02/15/2043	140,657
1,075,473	3.50%, 02/20/2043	1,006,909
598,722	3.50%, 09/20/2043	558,424
1,596,801	3.50%, 06/20/2044	1,478,786
592,819	3.50%, 10/20/2044	551,533
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 484,761	4.50%, 11/20/2044	$ 474,880
627,531	4.00%, 02/20/2045	600,138
823,624	3.50%, 07/20/2045	763,108
445,452	3.00%, 08/20/2045	399,886
451,512	4.00%, 08/20/2045	427,932
1,025,418	3.50%, 10/20/2045	951,507
410,114	3.50%, 12/20/2045	380,368
432,108	3.50%, 02/20/2046	400,628
141,833	4.00%, 03/20/2046	135,465
539,043	3.00%, 08/20/2046	484,318
1,776,690	3.00%, 09/20/2046	1,597,923
1,456,515	3.50%, 10/20/2046	1,348,138
2,185,010	3.00%, 12/20/2046	1,961,491
788,712	3.50%, 12/20/2046	728,773
2,953,705	3.00%, 01/20/2047	2,650,787
950,997	4.50%, 02/20/2047	928,090
3,151,907	3.50%, 04/20/2047	2,916,550
432,257	4.00%, 06/20/2047	410,002
485,482	3.50%, 07/20/2047	449,028
519,331	3.50%, 08/20/2047	479,717
524,060	4.00%, 09/20/2047	494,045
371,719	4.50%, 11/15/2047	360,248
1,861,920	3.00%, 02/20/2048	1,668,662
304,468	4.00%, 02/20/2048	287,492
552,416	4.00%, 03/20/2048	522,150
471,858	4.50%, 03/20/2048	459,688
112,447	5.00%, 11/20/2048	112,068
2,101,337	4.00%, 12/20/2048	1,983,602
1,072,268	4.50%, 12/20/2048	1,042,624
221,335	4.50%, 03/20/2049	215,195
771,407	3.50%, 04/20/2049	710,131
279,362	3.50%, 05/20/2049	257,772
1,588,696	4.00%, 05/20/2049	1,502,777
121,479	2.50%, 08/20/2049	104,368
465,022	3.50%, 09/20/2049	426,642
545,542	2.50%, 10/20/2049	468,472
1,395,402	3.00%, 10/20/2049	1,243,086
1,656,150	3.00%, 11/20/2049	1,474,006
121,348	5.00%, 11/20/2049	121,163
507,492	3.00%, 12/20/2049	451,477
1,090,608	3.00%, 01/20/2050	952,273
372,884	2.50%, 02/20/2050	318,875
878,238	3.00%, 02/20/2050	781,465
3,091,338	2.50%, 03/20/2050	2,638,015
1,428,249	3.50%, 04/20/2050	1,312,348
254,110	5.00%, 04/20/2050	253,956
1,597,824	2.50%, 06/20/2050	1,368,725
945,581	4.00%, 06/20/2050	892,603
673,621	3.00%, 07/20/2050	598,359
2,511,845	2.00%, 08/20/2050	2,055,299
3,222,566	2.50%, 08/20/2050	2,754,394
1,598,995	3.00%, 08/20/2050	1,420,815
1,808,390	3.50%, 08/20/2050	1,662,077
159,482	4.00%, 08/20/2050	149,392
372,654	2.50%, 09/20/2050	318,766
536,050	3.50%, 09/20/2050	492,014
3,582,330	2.00%, 10/20/2050	2,931,215
1,200,965	2.50%, 10/20/2050	1,025,979

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,484,335	3.00%, 10/20/2050	$ 2,208,531
1,799,733	2.50%, 11/20/2050	1,543,576
1,019,043	3.50%, 11/20/2050	939,877
3,739,867	2.00%, 12/20/2050	3,060,119
3,182,560	2.50%, 12/20/2050	2,718,182
1,627,719	2.00%, 01/20/2051	1,320,294
973,962	2.50%, 01/20/2051	831,276
665,065	4.00%, 01/20/2051	627,637
1,506,977	2.00%, 02/20/2051	1,233,465
3,540,303	2.00%, 03/20/2051	2,897,753
1,660,014	2.50%, 03/20/2051	1,416,585
816,944	1.50%, 04/20/2051	640,182
1,757,599	2.00%, 04/20/2051	1,438,142
1,922,448	2.50%, 06/20/2051	1,640,535
396,166	3.50%, 06/20/2051	364,486
564,702	3.00%, 07/20/2051	500,442
1,087,939	2.00%, 08/20/2051	890,198
660,608	2.50%, 08/20/2051	563,735
1,764,698	3.00%, 08/20/2051	1,563,885
4,569,656	2.00%, 09/20/2051	3,739,087
5,560,026	2.50%, 09/20/2051	4,744,687
628,167	2.00%, 10/20/2051	513,993
2,367,191	2.50%, 10/20/2051	2,020,059
1,101,619	3.00%, 10/20/2051	976,260
94,258	5.00%, 10/20/2051	93,524
2,282,648	2.00%, 11/20/2051	1,867,760
1,054,795	2.50%, 11/20/2051	900,117
1,602,691	3.00%, 11/20/2051	1,422,080
1,386,959	3.50%, 11/20/2051	1,274,321
4,201,782	2.00%, 12/20/2051	3,438,077
11,136,240	2.50%, 12/20/2051	9,503,188
8,890,984	2.00%, 01/20/2052	7,274,982
642,103	2.50%, 01/20/2052	547,943
1,714,270	3.00%, 01/20/2052	1,519,195
1,999,693	2.00%, 02/20/2052	1,636,234
901,790	2.50%, 02/20/2052	769,549
1,444,351	3.00%, 02/20/2052	1,279,991
3,752,971	2.00%, 03/20/2052	3,070,841
310,692	3.00%, 03/20/2052	275,337
4,046,486	2.50%, 04/20/2052	3,453,097
2,795,577	3.00%, 04/20/2052	2,477,455
1,897,227	4.00%, 04/20/2052	1,779,250
1,779,300	3.00%, 05/20/2052	1,576,825
1,456,617	3.50%, 05/20/2052	1,336,424
1,462,934	3.50%, 06/20/2052	1,341,393
1,817,437	4.00%, 06/20/2052	1,703,855
2,299,220	4.50%, 06/20/2052	2,219,334
1,639,973	3.50%, 07/20/2052	1,503,714
1,001,976	5.50%, 07/20/2052	1,006,727
2,755,506	5.00%, 08/20/2052	2,725,006
418,363	3.50%, 09/20/2052	383,603
1,522,935	4.00%, 09/20/2052	1,427,810
1,580,711	4.50%, 09/20/2052	1,518,270
349,428	5.50%, 09/20/2052	351,659
1,151,649	4.00%, 10/20/2052	1,081,809
2,573,364	4.50%, 10/20/2052	2,471,180
1,345,930	5.00%, 10/20/2052	1,326,061
1,503,352	3.50%, 11/20/2052	1,378,444
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 977,293	4.50%, 11/20/2052	$ 942,327
498,126	5.00%, 11/20/2052	490,747
795,153	5.50%, 11/20/2052	799,903
301,821	4.50%, 12/20/2052	291,022
1,534,728	5.00%, 12/20/2052	1,516,274
1,178,463	5.50%, 12/20/2052	1,183,558
414,503	6.00%, 12/20/2052	420,980
1,118,217	4.00%, 01/20/2053	1,047,812
1,241,981	5.00%, 01/20/2053	1,223,505
1,939,154	6.00%, 01/20/2053	1,969,469
554,581	6.50%, 01/20/2053	569,515
1,043,292	4.00%, 02/20/2053	978,415
519,327	4.50%, 02/20/2053	500,317
251,938	5.50%, 02/20/2053	253,342
862,046	5.00%, 04/20/2053	850,899
3,702,474	5.50%, 04/20/2053	3,720,835
220,290	6.00%, 04/20/2053	224,974
1,987,113	4.50%, 05/20/2053	1,911,908
2,920,262	5.00%, 05/20/2053	2,876,216
210,999	6.50%, 05/20/2053	216,263
329,907	3.00%, 06/20/2053	292,365
317,824	4.50%, 06/20/2053	305,664
223,814	5.00%, 06/20/2053	220,828
916,985	5.50%, 06/20/2053	921,157
589,226	6.50%, 06/20/2053	604,664
2,192,565	5.00%, 07/20/2053	2,159,157
2,226,807	5.50%, 07/20/2053	2,238,529
1,080,280	6.00%, 07/20/2053	1,102,505
450,920	6.50%, 07/20/2053	462,644
371,563	4.50%, 08/20/2053	357,040
362,412	5.00%, 08/20/2053	356,871
1,673,295	6.00%, 08/20/2053	1,706,916
3,277,751	5.50%, 09/20/2053	3,295,004
2,260,509	6.00%, 09/20/2053	2,304,892
210,693	6.50%, 09/20/2053	216,086
1,620,086	6.00%, 10/20/2053	1,651,932
239,915	6.50%, 10/20/2053	246,007
483,103	7.00%, 10/20/2053	500,188
177,328	7.50%, 10/20/2053	184,245
374,329	5.00%, 11/20/2053	369,260
431,240	6.50%, 11/20/2053	441,749
693,472	6.50%, 12/20/2053	710,290
386,623	7.00%, 12/20/2053	399,803
1,047,083	3.00%, 01/20/2054	930,511
1,764,845	5.50%, 01/20/2054	1,770,889
658,790	6.50%, 01/20/2054	675,143
2,031,955	4.50%, 04/20/2054	1,950,010
979,636	5.00%, 04/20/2054	964,240
997,316	5.50%, 05/20/2054	1,000,047
1,908,578	6.00%, 07/20/2054	1,937,699
1,362,383	6.50%, 07/20/2054	1,396,388
969,462	6.00%, 08/20/2054	984,254
987,473	5.00%, 09/20/2054	971,801
2,924,076	5.50%, 09/20/2054	2,932,083
1,923,639	6.00%, 09/20/2054	1,952,991
1,852,376	7.00%, 09/20/2054	1,912,687
1,086,988	4.00%, 10/20/2054	1,017,696
1,029,898	4.50%, 10/20/2054	988,361

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,164,423	5.00%, 10/20/2054	$ 3,114,201
2,950,512	5.50%, 10/20/2054	2,958,591
973,470	6.00%, 10/20/2054	988,324
1,051,524	4.50%, 11/20/2054	1,009,114
2,537,897	5.00%, 11/20/2054	2,497,618
1,932,832	6.50%, 11/20/2054	1,982,016
1,614,199	4.50%, 01/20/2055	1,549,096
1,045,994	5.00%, 01/20/2055	1,029,231
1,931,365	5.50%, 01/20/2055	1,936,654
496,984	6.00%, 01/20/2055	504,786
		1,064,416,373
TOTAL MORTGAGE-BACKED SECURITIES — 26.39% (Cost $1,178,173,179)		$1,094,356,029
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	993,075
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,302,259
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	1,689,510
856,471	State of Illinois 5.10%, 06/01/2033	854,821
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	941,631
TOTAL MUNICIPAL BONDS AND NOTES — 0.14% (Cost $6,246,520)		$5,781,296
U.S. GOVERNMENT AGENCY BONDS AND NOTES
2,000,000	Federal Farm Credit Bank Funding Corp 4.13%, 12/12/2025	1,998,154
	Federal Home Loan Bank
4,000,000	1.00%, 10/07/2026	3,822,682
1,000,000	1.25%, 12/21/2026	954,296
5,000,000	3.25%, 11/16/2028(b)	4,889,366
2,000,000	Federal Home Loan Mortgage Corp 4.55%, 02/11/2028	2,002,471
	Federal National Mortgage Association
5,000,000	2.13%, 04/24/2026	4,899,408
4,000,000	0.88%, 08/05/2030	3,393,730
	Tennessee Valley Authority
1,000,000	1.50%, 09/15/2031(b)	847,340
1,000,000	4.38%, 08/01/2034(b)	990,436
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 1,000,000	4.25%, 09/15/2052	$ 857,183
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.59% (Cost $25,364,953)		$24,655,066
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
35,000,000	0.75%, 03/31/2026	33,879,727
28,900,000	3.75%, 04/15/2026	28,809,688
59,500,000	0.75%, 04/30/2026	57,442,137
40,000,000	0.75%, 05/31/2026	38,518,752
17,100,000	4.88%, 05/31/2026	17,260,980
39,000,000	0.88%, 06/30/2026	37,526,836
3,500,000	4.63%, 06/30/2026	3,525,977
37,300,000	0.63%, 07/31/2026	35,688,522
32,642,000	0.75%, 08/31/2026	31,208,812
25,000,000	2.00%, 11/15/2026	24,242,187
31,000,000	1.25%, 12/31/2026	29,607,422
36,500,000	1.50%, 01/31/2027	34,948,750
11,100,000	0.63%, 03/31/2027	10,405,817
11,000,000	0.50%, 04/30/2027	10,258,359
8,000,000	2.38%, 05/15/2027	7,751,563
12,500,000	0.50%, 06/30/2027	11,596,680
4,000,000	3.25%, 06/30/2027	3,946,250
10,000,000	2.25%, 08/15/2027	9,630,859
32,600,000	3.75%, 08/15/2027	32,491,758
27,000,000	0.38%, 09/30/2027	24,761,953
15,000,000	0.50%, 10/31/2027	13,760,742
13,000,000	0.63%, 12/31/2027	11,901,601
8,000,000	2.75%, 02/15/2028	7,755,000
26,000,000	1.13%, 02/29/2028	24,043,906
22,500,000	1.25%, 04/30/2028	20,789,649
18,800,000	2.88%, 05/15/2028	18,236,734
27,000,000	1.25%, 05/31/2028	24,891,681
17,900,000	4.00%, 06/30/2028	17,960,132
36,500,000	1.00%, 07/31/2028	33,219,277
30,500,000	4.13%, 07/31/2028	30,715,644
30,474,000	1.13%, 08/31/2028	27,790,859
31,000,000	4.63%, 09/30/2028	31,721,718
32,000,000	4.88%, 10/31/2028	33,018,750
22,000,000	3.13%, 11/15/2028	21,419,062
33,000,000	1.38%, 12/31/2028	30,107,344
28,500,000	4.00%, 01/31/2029	28,577,930
29,700,000	2.63%, 02/15/2029	28,331,015
37,000,000	2.38%, 03/31/2029	34,894,180
29,500,000	2.38%, 05/15/2029	27,773,788
29,000,000	2.75%, 05/31/2029	27,698,399
18,500,000	3.25%, 06/30/2029	18,008,593
15,000,000	4.25%, 06/30/2029	15,182,813
24,600,000	4.00%, 07/31/2029	24,664,383
28,000,000	1.63%, 08/15/2029	25,453,749
28,500,000	3.13%, 08/31/2029	27,570,410
7,100,000	3.63%, 08/31/2029	7,010,973
5,200,000	4.00%, 10/31/2029	5,211,578
10,000,000	3.88%, 12/31/2029	9,967,969
4,000,000	4.38%, 12/31/2029	4,072,656

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 6,500,000	4.00%, 02/28/2030	$ 6,514,727
32,000,000	0.63%, 05/15/2030	27,073,749
5,700,000	3.75%, 06/30/2030	5,636,766
21,750,000	0.63%, 08/15/2030	18,243,662
6,500,000	0.88%, 11/15/2030	5,485,391
3,000,000	4.00%, 01/31/2031	2,996,250
6,000,000	1.13%, 02/15/2031	5,107,032
16,100,000	4.63%, 05/31/2031	16,603,754
1,000,000	4.25%, 06/30/2031	1,011,055
15,700,000	4.13%, 07/31/2031	15,762,554
19,300,000	1.25%, 08/15/2031	16,282,113
15,800,000	3.75%, 08/31/2031	15,522,883
6,000,000	3.63%, 09/30/2031	5,850,703
2,000,000	1.38%, 11/15/2031	1,689,063
7,000,000	4.50%, 12/31/2031	7,175,821
26,000,000	4.38%, 01/31/2032	26,459,062
8,500,000	1.88%, 02/15/2032	7,381,055
9,100,000	2.88%, 05/15/2032	8,418,922
5,000,000	2.75%, 08/15/2032	4,571,484
23,800,000	3.50%, 02/15/2033	22,797,797
21,500,000	3.38%, 05/15/2033	20,365,371
11,900,000	3.88%, 08/15/2033	11,662,929
17,200,000	4.50%, 11/15/2033	17,611,187
7,000,000	4.00%, 02/15/2034	6,904,844
11,100,000	4.38%, 05/15/2034	11,250,023
21,100,000	3.88%, 08/15/2034	20,565,907
12,600,000	4.25%, 11/15/2034	12,637,406
9,500,000	1.13%, 05/15/2040	6,011,348
15,300,000	1.13%, 08/15/2040	9,588,199
7,500,000	1.38%, 11/15/2040	4,873,828
21,500,000	1.88%, 02/15/2041	15,083,594
35,901,000	1.75%, 08/15/2041	24,329,939
4,000,000	2.00%, 11/15/2041	2,809,531
14,500,000	2.38%, 02/15/2042	10,761,719
19,000,000	3.25%, 05/15/2042	16,054,257
22,500,000	3.38%, 08/15/2042	19,289,356
22,500,000	3.13%, 02/15/2043	18,466,696
11,400,000	3.88%, 05/15/2043	10,406,063
7,900,000	4.75%, 11/15/2043	8,070,652
7,400,000	4.63%, 05/15/2044	7,423,992
23,300,000	4.13%, 08/15/2044	21,829,187
27,400,000	3.00%, 11/15/2044	21,588,201
1,300,000	4.63%, 11/15/2044	1,301,625
12,700,000	2.50%, 02/15/2045	9,156,403
11,500,000	2.50%, 02/15/2046	8,178,477
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,500,000	3.00%, 02/15/2047	$ 3,466,055
2,100,000	2.75%, 11/15/2047	1,531,852
16,500,000	1.25%, 05/15/2050	8,192,637
9,000,000	1.38%, 08/15/2050	4,586,133
10,000,000	1.63%, 11/15/2050	5,443,360
12,500,000	1.88%, 02/15/2051	7,248,047
28,976,000	2.00%, 08/15/2051	17,256,567
4,000,000	1.88%, 11/15/2051	2,300,781
12,000,000	2.25%, 02/15/2052	7,570,312
16,500,000	2.88%, 05/15/2052	11,979,902
31,400,000	3.00%, 08/15/2052	23,381,961
21,500,000	3.63%, 02/15/2053	18,107,872
22,000,000	3.63%, 05/15/2053	18,531,563
16,500,000	4.13%, 08/15/2053	15,204,492
4,100,000	4.25%, 02/15/2054	3,862,969
3,800,000	4.63%, 05/15/2054	3,812,320
20,200,000	4.25%, 08/15/2054	19,066,906
11,000,000	4.50%, 11/15/2054	10,838,438
TOTAL U.S. TREASURY BONDS AND NOTES — 44.25% (Cost $1,932,295,930)		$1,834,440,308
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
15,188,924	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.29%(f)	15,188,924
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.37% (Cost $15,188,924)		$15,188,924
TOTAL INVESTMENTS — 99.02% (Cost $4,348,021,176)		$4,105,618,765
OTHER ASSETS & LIABILITIES, NET — 0.98%		$40,505,543
TOTAL NET ASSETS — 100.00%		$4,146,124,308

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $25,239,547, representing 0.61% of net assets.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2025.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.06%
$ 345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 333,308
Non-Agency — 8.26%
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class A
180,000	5.61%, 02/15/2029	181,204
	Series 2024-B Class A
495,000	4.62%, 09/15/2029	494,024
	Series 2024-X2 Class A
108,378	5.22%, 12/17/2029	108,377
255,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	257,406
57,942	American Credit Acceptance Receivables Trust(b) Series 2023-3 Class B 6.09%, 11/12/2027	57,981
725,000	American Express Credit Account Master Trust Series 2022-2 Class A 3.39%, 05/15/2027	723,862
195,000	AMSR Trust(b) Series 2024-SFR2 Class A 4.15%, 11/17/2041	189,031
100,000	Amur Equipment Finance Receivables XIII LLC(b) Series 2024-1A Class B 5.37%, 01/21/2031	101,339
425,000	Anchorage Capital Ltd(b)(c) Series 2016-8A Class AR2A 5.76%, 10/27/2034 3-mo. SOFR + 1.46%	425,134
249,768	Apidos XV(b)(c) Series 2013-15A Class A1RR 5.56%, 04/20/2031 3-mo. SOFR + 1.27%	249,867
250,000	Ares European XXI Designated Activity Co(b)(c) Series 21A Class B EUR, 4.45%, 04/15/2038 3-mo. EURIBOR + 1.70%	270,324
106,616	ARI Fleet Lease Trust(b) Series 2023-A Class A2 5.41%, 02/17/2032	106,850
195,000	Auxilior Term Funding LLC(b) Series 2024-1A Class A3 5.49%, 07/15/2031	198,805
245,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2024-3A Class A 5.23%, 12/20/2030	248,836
97,679	Bank of America Auto Trust(b) Series 2023-2A Class A2 5.85%, 08/17/2026	97,831
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
$ 1,100,000	4.72%, 02/15/2029	$ 1,102,644
	Series 2023-2 Class A
550,000	5.25%, 08/15/2028(c) 1-mo. SOFR + 0.90%	551,518
360,000	Barings Ltd(b)(c) Series 2024-1A Class B 6.39%, 01/20/2037 3-mo. SOFR + 2.10%	360,575
455,000	Battalion XXV Ltd(b)(c) Series 2024-25A Class B 6.49%, 03/13/2037 3-mo. SOFR + 2.20%	455,032
275,000	Benefit Street Partners XXXI Ltd(b)(c) Series 2023-31A Class B1 6.65%, 04/25/2036 3-mo. SOFR + 2.35%	275,003
410,000	BlueMountain XXIV Ltd(b)(c) Series 2019-24A Class AR 5.65%, 04/20/2034 3-mo. SOFR + 1.36%	410,025
500,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class A 5.77%, 11/20/2034 3-mo. SOFR + 1.45%	500,231
400,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	400,799
	Carlyle Global Market Strategies Ltd(b)(c)
	Series 2024-2A Class A
250,000	5.82%, 04/25/2037 3-mo. SOFR + 1.52%	250,371
	Series 2024-2A Class B
700,000	6.35%, 04/25/2037 3-mo. SOFR + 2.05%	700,496
76,274	Cascade MH Asset Trust(b) Series 2021-MH1 Class A1 1.75%, 02/25/2046	67,664
435,000	Cedar Funding IX Ltd(b)(c) Series 2018-9A Class AR 5.71%, 07/20/2037 3-mo. SOFR + 1.42%	435,246
	CF Hippolyta Issuer LLC(b)
	Series 2020-1 Class A1
108,654	1.69%, 07/15/2060	107,219
	Series 2020-1 Class A2
86,989	1.99%, 07/15/2060	79,835
	Series 2021-1A Class A1
94,245	1.53%, 03/15/2061	90,080
	Series 2022-1A Class A1
97,713	5.97%, 08/15/2062	98,107
1,300,000	CIFC Falcon Ltd(b)(c) Series 2019-FAL Class A 5.55%, 01/20/2033 3-mo. SOFR + 1.26%	1,299,805

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 550,000	CIFC Funding Ltd(b)(c) Series 2018-1A Class A1R 5.67%, 01/18/2038 3-mo. SOFR + 1.32%	$ 548,900
173,895	Commercial Equipment Finance LLC(b) Series 2024-1A Class A 5.97%, 07/16/2029	175,646
44,010	CPS Auto Receivables Trust(b) Series 2023-B Class A 5.91%, 08/16/2027	44,058
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class A
215,000	5.68%, 03/15/2034	217,625
	Series 2024-2A Class B
425,000	6.11%, 08/15/2034	435,143
600,000	CVC Cordatus Loan Fund III Designated Activity Co(b)(c) Series 3A Class B1R3 EUR, 4.15%, 05/26/2038 3-mo. EURIBOR + 1.65%	645,765
515,677	DB Master Finance LLC(b) Series 2021-1A Class A23 2.79%, 11/20/2051	444,502
500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	499,633
140,000	DLLAA LLC(b) Series 2023-1A Class A3 5.64%, 02/22/2028	142,034
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
611,000	4.12%, 07/25/2047	599,908
	Series 2018-1A Class A2I
184,762	4.12%, 07/25/2048	183,851
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	94,686
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	475,864
	Elmwood Ltd(b)(c)
	Series 2022-6A Class BR
370,000	6.70%, 10/17/2036 3-mo. SOFR + 2.40%	370,040
	Series 2023-2A Class B
255,000	6.56%, 04/16/2036 3-mo. SOFR + 2.25%	255,020
	Exeter Automobile Receivables Trust
	Series 2023-3A Class B
35,076	6.11%, 09/15/2027	35,143
	Series 2024-5A Class B
122,000	4.48%, 04/16/2029	121,687
	Series 2025-1A Class A2
375,000	4.70%, 09/15/2027	375,223
	Series 2025-1A Class A3
175,000	4.67%, 08/15/2028	175,420
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 500,000	Fidelity Grand Harbour(b)(c) Series 2023-1A Class B1R EUR, 4.31%, 02/15/2038 3-mo. EURIBOR + 1.75%	$ 535,815
	FirstKey Homes Trust(b)
	Series 2022-SFR1 Class A
143,218	4.15%, 05/19/2039	141,340
	Series 2022-SFR2 Class A
578,497	4.25%, 07/17/2039	571,760
67,000	Flagship Credit Auto Trust(b) Series 2023-1 Class B 5.05%, 01/18/2028	67,074
414,504	Ford Credit Auto Lease Trust Series 2024-A Class A2A 5.24%, 07/15/2026	414,880
	Ford Credit Auto Owner Trust
	Series 2023-C Class A2A
221,421	5.68%, 09/15/2026	221,813
	Series 2024-1 Class A
625,000	4.87%, 08/15/2036(b)(d)	632,575
	GLS Auto Receivables Issuer Trust(b)
	Series 2024-4A Class B
210,000	4.89%, 04/16/2029	210,568
	Series 2025-1A Class B
380,000	4.98%, 07/16/2029	381,423
129,462	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	129,699
130,000	GM Financial Revolving Receivables Trust(b) Series 2024-1 Class B 5.23%, 12/11/2036	132,043
500,000	GMF Floorplan Owner Revolving Trust(b) Series 2023-1 Class A1 5.34%, 06/15/2028	504,926
80,000	GreatAmerica Leasing Receivables Funding LLC(b) Series 2024-1 Class B 5.18%, 12/16/2030	81,093
600,000	Halseypoint Ltd(b)(c) Series 2023-7A Class A 6.54%, 07/20/2036 3-mo. SOFR + 2.25%	600,296
190,000	Hertz Vehicle Financing III LLC(b) Series 2025-2A Class A 5.13%, 09/25/2031	191,438
950,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	961,445
507,419	Hyundai Auto Lease Securitization Trust(b) Series 2024-A Class A2A 5.15%, 06/15/2026	508,085

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 250,000	Invesco Ltd(b)(c) Series 2023-2A Class B 6.59%, 04/21/2036 3-mo. SOFR + 2.30%	$ 250,003
650,000	Jamestown XII Ltd(b)(c) Series 2019-1A Class A2BR 6.14%, 04/20/2032 1-mo. SOFR + 1.85%	649,973
152,555	JPMorgan Mortgage Trust(b)(c) Series 2023-HE3 Class A1 5.94%, 05/25/2054 1-mo. SOFR + 1.60%	153,158
25,515	Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2 5.92%, 11/16/2026	25,564
475,000	Mountain View Ltd(b)(c) Series 2019-2A Class A1R 5.96%, 07/15/2037 3-mo. SOFR + 1.67%	476,227
	Navient Private Education Refi Loan Trust(b)
	Series 2021-EA Class A
128,393	0.97%, 12/16/2069	113,854
	Series 2021-FA Class A
173,030	1.11%, 02/18/2070	152,041
	Series 2023-A Class A
216,427	5.51%, 10/15/2071	220,153
675,000	Neuberger Berman Loan Advisers Ltd(b)(c) Series 2022-50A Class AR 5.54%, 07/23/2036 3-mo. SOFR + 1.25%	675,391
345,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	321,950
836,873	Nissan Auto Lease Trust Series 2024-A Class A2A 5.11%, 10/15/2026	838,306
175,000	Nissan Auto Receivables Owner Trust Series 2023-B Class A3 5.93%, 03/15/2028	176,935
330,000	NYC Commercial Mortgage Trust(b)(c) Series 2025-3BP Class A 5.53%, 02/15/2042 1-mo. SOFR + 1.21%	325,894
	OCP Ltd(b)(c)
	Series 2016-11A Class A1R2
875,000	5.72%, 04/26/2036 3-mo. SOFR + 1.42%	875,129
	Series 2021-22A Class AR
650,000	5.64%, 10/20/2037 3-mo. SOFR + 1.35%	647,366
	Series 2025-12A Class B1
700,000	EUR, 4.57%, 01/20/2038 1-mo. EURIBOR + 1.70%	751,948
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 360,000	Octagon Ltd(b)(c) Series 2023-2A Class B 6.64%, 04/20/2036 3-mo. SOFR + 2.35%	$ 360,004
600,000	Penta Designated Activity Co(b)(c) Series 21-2A Class BR EUR, 4.40%, 04/15/2038 3-mo. EURIBOR + 1.65%	644,212
700,000	Pikes Peak Ltd(b)(c) Series 2023-12A Class AR 5.54%, 04/20/2038 3-mo. SOFR + 1.22%	697,815
130,000	Prestige Auto Receivables Trust(b) Series 2024-2A Class B 4.56%, 02/15/2029	129,675
	Progress Residential Trust(b)
	Series 2021-SFR8 Class A
392,561	1.51%, 10/17/2038	376,652
	Series 2022-SFR3 Class A
134,400	3.20%, 04/17/2039	130,785
	Series 2022-SFR4 Class A
374,694	4.44%, 05/17/2041	367,827
	Series 2022-SFR5 Class A
102,240	4.45%, 06/17/2039	101,188
	Series 2022-SFR7 Class A
167,055	4.75%, 10/27/2039	167,007
	Series 2023-SFR1 Class A
214,524	4.30%, 03/17/2040	210,945
	Series 2024-SFR2 Class A
218,681	3.30%, 04/17/2041	205,527
	Series 2025-SFR1 Class A
375,000	3.40%, 02/17/2042(d)	347,879
1,180,000	Regatta VI Funding Ltd(b)(c) Series 2016-1A Class AR2 5.71%, 04/20/2034 3-mo. SOFR + 1.42%	1,180,501
	Retained Vantage Data Centers Issuer LLC(b)
	Series 2023-1A Class A2A
455,000	5.00%, 09/15/2048	451,493
	Series 2024-1A Class A2
255,000	4.99%, 09/15/2049	250,523
	RR Ltd(b)(c)
	Series 2021-16A Class A1
1,150,000	5.67%, 07/15/2036 3-mo. SOFR + 1.37%	1,151,902
	Series 2022-23A Class A2R
540,000	6.95%, 10/15/2035 3-mo. SOFR + 2.65%	541,137
	Series 2023-26A Class A1R
500,000	5.44%, 04/15/2038 3-mo. SOFR + 1.12%	498,896
	Series 2023-26A Class A2R
250,000	5.82%, 04/15/2038 3-mo. SOFR + 1.50%	249,448
75,000	Sabey Data Center Issuer LLC(b) Series 2024-1 Class A2 6.00%, 04/20/2049	76,068

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Santander Drive Auto Receivables Trust
	Series 2023-1 Class B
$ 93,368	4.98%, 02/15/2028	$ 93,437
	Series 2023-6 Class A2
73,413	6.08%, 05/17/2027	73,495
	Series 2024-1 Class A2
57,450	5.71%, 02/16/2027	57,474
	Series 2025-1 Class A2
275,000	4.76%, 08/16/2027	275,039
	Series 2025-1 Class A3
575,000	4.74%, 01/16/2029	576,874
	SCF Equipment Leasing LLC(b)
	Series 2023-1A Class A2
44,188	6.56%, 01/22/2030	44,212
	Series 2024-1A Class A3
125,000	5.52%, 01/20/2032	127,297
1,300,000	Sculptor XXXIV Ltd(b)(c) Series 34A Class A1 5.70%, 01/20/2038 3-mo. SOFR + 1.37%	1,297,308
90,292	Securitized Term Auto Receivables Trust(b) Series 2025-A Class B 5.04%, 07/25/2031	90,646
535,000	Sound Point Euro Funding Designated Activity Co(b)(c) Series 14A Class B EUR, 4.30%, 04/20/2039 3-mo. EURIBOR + 1.60%	572,373
	Stack Infrastructure Issuer LLC(b)
	Series 2023-2A Class A2
260,000	5.90%, 07/25/2048	262,995
	Series 2024-1A Class A2
150,000	5.90%, 03/25/2049	151,870
145,000	Summit Issuer LLC(b) Series 2020-1A Class A2 2.29%, 12/20/2050	142,082
90,218	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	91,164
700,000	Symphony XXV Ltd(b)(c) Series 2021-25A Class A 5.53%, 04/19/2034 3-mo. SOFR + 1.24%	699,862
	Taco Bell Funding LLC(b)
	Series 2018-1A Class A2II
419,100	4.94%, 11/25/2048	418,212
	Series 2021-1A Class A23
437,212	2.54%, 08/25/2051	369,719
310,000	Texas Debt Capital Ltd(b)(c) Series 2023-1A Class B 6.59%, 04/20/2036 3-mo. SOFR + 2.30%	310,023
	Tricolor Auto Securitization Trust(b)
	Series 2024-1A Class A
65,973	6.61%, 10/15/2027	66,393
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-3A Class A
$ 115,805	5.22%, 06/15/2028	$ 116,097
	Tricon Residential Trust(b)
	Series 2024-SFR1 Class A
120,000	4.65%, 04/17/2041	118,556
	Series 2024-SFR4 Class A
294,829	4.30%, 11/17/2041	286,747
	Series 2025-SFR1 Class A
290,000	5.40%, 03/17/2042(c) 1-mo. SOFR + 1.10%	289,507
540,000	Vantage Data Centers Issuer LLC(b) Series 2024-1A Class A2 5.10%, 09/15/2054	533,181
300,000	VB-S1 Issuer LLC(b) Series 2024-1A Class C2 5.59%, 05/15/2054	301,834
645,000	Venture Ltd(b)(c) Series 2021-42A Class A1A 5.69%, 04/15/2034 3-mo. SOFR + 1.39%	645,115
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
180,827	3.88%, 03/15/2048	175,024
	Series 2019-1A Class A2II
146,426	4.08%, 06/15/2049	140,413
408,775	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	385,751
1,450,000	Zais Ltd(b)(c) Series 2020-15A Class A1RR 5.79%, 07/28/2037 3-mo. SOFR + 1.49%	1,451,483
365,000	Zayo Issuer LLC(b) Series 2025-1A Class A2 5.65%, 03/20/2055	365,302
		48,344,803
TOTAL ASSET-BACKED SECURITIES — 8.32% (Cost $48,439,775)		$48,678,111
CORPORATE BONDS AND NOTES
Basic Materials — 0.37%
	BHP Billiton Finance USA Ltd
95,000	4.90%, 02/28/2033	94,094
75,000	5.25%, 09/08/2033	75,889
68,000	DuPont de Nemours Inc 5.32%, 11/15/2038	70,122
	Glencore Funding LLC(b)
375,000	5.37%, 04/04/2029	381,123
120,000	6.38%, 10/06/2030	127,221
40,000	2.85%, 04/27/2031	35,245
425,000	2.63%, 09/23/2031	366,448
70,000	5.67%, 04/01/2035	70,238
220,000	POSCO 5.75%, 01/17/2028	225,712
195,000	Rio Tinto Alcan Inc 6.13%, 12/15/2033	208,686

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Rio Tinto Finance USA PLC
$ 165,000	5.00%, 03/14/2032	$ 165,734
175,000	5.88%, 03/14/2065	176,992
180,000	Sherwin-Williams Co 2.30%, 05/15/2030	159,716
		2,157,220
Communications — 2.24%
	AT&T Inc
690,000	4.35%, 03/01/2029	683,077
775,000	4.85%, 03/01/2039	727,109
317,000	3.80%, 12/01/2057	222,540
420,000	British Telecommunications PLC 9.63%, 12/15/2030	512,784
	Charter Communications Operating LLC / Charter Communications Operating Capital
35,000	4.91%, 07/23/2025	34,991
325,000	3.75%, 02/15/2028	315,008
230,000	5.05%, 03/30/2029	228,937
35,000	2.30%, 02/01/2032(e)	28,338
35,000	3.50%, 03/01/2042	23,942
100,000	3.85%, 04/01/2061	60,736
85,000	4.40%, 12/01/2061	56,442
	Cisco Systems Inc
245,000	4.75%, 02/24/2030	248,912
145,000	4.95%, 02/26/2031	147,910
50,000	5.35%, 02/26/2064	48,615
	Comcast Corp
145,000	4.80%, 05/15/2033	142,791
418,000	5.30%, 06/01/2034(e)	424,994
55,000	3.40%, 07/15/2046	39,359
105,000	2.80%, 01/15/2051	63,292
200,000	2.89%, 11/01/2051	121,974
221,000	2.94%, 11/01/2056	129,849
	Cox Communications Inc(b)
165,000	2.60%, 06/15/2031	142,060
190,000	5.45%, 09/01/2034	185,587
115,000	5.95%, 09/01/2054	106,632
215,000	Discovery Communications LLC 3.63%, 05/15/2030	193,423
142,000	Expedia Group Inc 3.25%, 02/15/2030	132,359
575,000	Meta Platforms Inc 3.50%, 08/15/2027	566,838
	Netflix Inc
390,000	5.88%, 11/15/2028	407,876
805,000	5.38%, 11/15/2029(b)	831,079
	Paramount Global
35,000	4.95%, 01/15/2031	33,633
85,000	4.38%, 03/15/2043	62,958
176,000	5.85%, 09/01/2043	154,107
25,000	4.95%, 05/19/2050	19,157
915,000	Rogers Communications Inc 3.20%, 03/15/2027	890,209
Principal Amount(a)		Fair Value
Communications — (continued)
	Time Warner Cable LLC
$ 80,000	6.55%, 05/01/2037	$ 79,354
200,000	4.50%, 09/15/2042	152,351
	T-Mobile USA Inc
444,000	3.75%, 04/15/2027	437,573
100,000	2.05%, 02/15/2028	93,398
120,000	2.40%, 03/15/2029	110,229
1,020,000	3.88%, 04/15/2030	977,815
100,000	2.55%, 02/15/2031	88,159
300,000	2.88%, 02/15/2031	268,479
300,000	3.50%, 04/15/2031	277,396
95,000	5.13%, 05/15/2032	95,597
550,000	5.20%, 01/15/2033(e)	554,395
45,000	5.05%, 07/15/2033	44,697
30,000	5.75%, 01/15/2034	31,249
120,000	4.70%, 01/15/2035	115,477
55,000	3.00%, 02/15/2041	39,903
	Uber Technologies Inc
350,000	4.50%, 08/15/2029(b)	343,820
224,000	4.80%, 09/15/2034	217,551
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	885,400
350,000	2.55%, 03/21/2031	308,398
		13,108,759
Consumer, Cyclical — 1.24%
	AutoNation Inc
193,000	4.50%, 10/01/2025	192,672
75,000	1.95%, 08/01/2028	68,254
500,000	4.75%, 06/01/2030	490,817
	AutoZone Inc
100,000	6.55%, 11/01/2033	108,822
20,000	5.40%, 07/15/2034	20,207
193,000	Choice Hotels International Inc 5.85%, 08/01/2034	193,405
63,000	Costco Wholesale Corp 1.60%, 04/20/2030	55,237
288,000	Dollar General Corp 3.88%, 04/15/2027	284,149
372,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	373,951
300,000	General Motors Co(e) 4.00%, 04/01/2025	300,000
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	249,577
125,000	2.70%, 08/20/2027	118,912
100,000	Home Depot Inc 3.25%, 04/15/2032	91,220
630,000	Hyatt Hotels Corp 5.50%, 06/30/2034	618,388
360,000	Hyundai Capital America(b) 6.20%, 09/21/2030	376,531
170,000	Lennar Corp 4.75%, 11/29/2027	170,203
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	72,940
250,000	1.70%, 09/15/2028	227,584

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Marriott International Inc
$ 275,000	5.00%, 10/15/2027	$ 278,423
167,000	4.88%, 05/15/2029	167,876
675,000	2.85%, 04/15/2031	600,232
	O'Reilly Automotive Inc
115,000	5.75%, 11/20/2026	117,108
88,000	4.70%, 06/15/2032	86,193
225,000	Starbucks Corp 4.00%, 11/15/2028	221,456
	Tapestry Inc
95,000	5.10%, 03/11/2030	94,951
235,000	5.50%, 03/11/2035	232,205
	Warnermedia Holdings Inc
150,000	4.05%, 03/15/2029	141,263
494,000	4.28%, 03/15/2032	435,234
65,000	5.05%, 03/15/2042	51,987
620,000	5.14%, 03/15/2052	451,978
505,000	5.39%, 03/15/2062	365,566
		7,257,341
Consumer, Non-Cyclical — 4.87%
	AbbVie Inc
465,000	4.95%, 03/15/2031	472,428
40,000	5.20%, 03/15/2035	40,637
28,000	4.25%, 11/21/2049	23,197
175,000	Adventist Health System 5.76%, 12/01/2034	175,474
	Alcon Finance Corp(b)
200,000	2.75%, 09/23/2026	194,805
675,000	3.00%, 09/23/2029	627,464
285,000	2.60%, 05/27/2030	256,347
	Amgen Inc
457,000	5.25%, 03/02/2030	467,426
541,000	5.25%, 03/02/2033	548,813
352,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.70%, 02/01/2036	339,442
	Anheuser-Busch InBev Worldwide Inc
155,000	4.75%, 01/23/2029	156,555
25,000	8.20%, 01/15/2039	31,847
	Ashtead Capital Inc(b)
200,000	1.50%, 08/12/2026	191,303
377,000	5.80%, 04/15/2034	379,224
100,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	97,969
	Bacardi-Martini BV(b)
800,000	5.55%, 02/01/2030(e)	812,910
235,000	6.00%, 02/01/2035	237,027
	BAT Capital Corp
125,000	5.83%, 02/20/2031	129,967
786,000	6.00%, 02/20/2034	819,112
235,000	5.63%, 08/15/2035	235,925
14,000	4.54%, 08/15/2047	11,183
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	86,464
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Bristol-Myers Squibb Co
$ 150,000	2.95%, 03/15/2032	$ 134,001
110,000	5.55%, 02/22/2054	108,404
	Bunge Ltd Finance Corp
231,000	4.20%, 09/17/2029	227,050
231,000	4.65%, 09/17/2034	223,325
	Cardinal Health Inc
380,000	5.00%, 11/15/2029	383,105
440,000	5.35%, 11/15/2034	441,576
	Cencora Inc
175,000	3.45%, 12/15/2027	170,322
245,000	4.85%, 12/15/2029	246,211
	Centene Corp
45,000	4.25%, 12/15/2027	43,910
235,000	2.50%, 03/01/2031	198,125
375,000	2.63%, 08/01/2031	315,194
200,000	Chapman University 2.07%, 04/01/2031	167,914
	Cigna Group
360,000	1.25%, 03/15/2026	348,919
450,000	5.13%, 05/15/2031	456,778
325,000	4.80%, 08/15/2038	303,681
169,000	Coca-Cola Consolidated Inc 5.45%, 06/01/2034	173,178
	CommonSpirit Health
85,000	5.21%, 12/01/2031	85,519
440,000	6.46%, 11/01/2052	468,169
	Conagra Brands Inc
225,000	5.30%, 10/01/2026	227,195
304,000	4.85%, 11/01/2028	304,675
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	136,216
250,000	2.25%, 08/01/2031	211,836
	CSL Finance PLC(b)
50,000	3.85%, 04/27/2027	49,339
105,000	4.25%, 04/27/2032	100,484
	CVS Health Corp
170,000	3.25%, 08/15/2029	158,741
80,000	1.88%, 02/28/2031	66,906
175,000	2.13%, 09/15/2031	145,841
643,000	4.78%, 03/25/2038	576,932
121,000	4.13%, 04/01/2040	98,391
140,000	Elevance Health Inc 4.50%, 10/30/2026	140,031
	Eli Lilly & Co
65,000	4.20%, 08/14/2029	64,621
45,000	4.60%, 08/14/2034	44,230
125,000	5.50%, 02/12/2055	126,563
170,000	GE HealthCare Technologies Inc 6.38%, 11/22/2052	184,404
175,000	General Mills Inc 4.20%, 04/17/2028	173,270
	Gilead Sciences Inc
190,000	4.80%, 11/15/2029	191,911
90,000	5.25%, 10/15/2033	92,110
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	759,550

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	HCA Inc
$ 220,000	3.50%, 09/01/2030	$ 204,020
620,000	5.45%, 04/01/2031	629,763
	Howard University
100,000	2.80%, 10/01/2030	88,717
160,000	3.48%, 10/01/2041	119,168
	Humana Inc
100,000	5.95%, 03/15/2034(e)	102,328
175,000	5.55%, 05/01/2035	173,004
35,000	5.50%, 03/15/2053	31,446
	J M Smucker Co
321,000	5.90%, 11/15/2028	335,635
346,000	6.20%, 11/15/2033	368,437
65,000	JBS USA Holding Lux SARL/ JBS USA Food Co/ JBS Lux Co SARL 3.63%, 01/15/2032	58,567
125,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	128,475
225,000	JDE Peet's NV(b) 1.38%, 01/15/2027	211,448
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	143,418
95,000	3.00%, 06/01/2051	61,715
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	425,394
117,000	4.50%, 04/15/2052	97,582
	Kraft Heinz Foods Co
255,000	3.75%, 04/01/2030	244,103
175,000	5.20%, 03/15/2032	176,937
361,000	Kroger Co 5.00%, 09/15/2034	352,792
	Laboratory Corp of America Holdings
190,000	4.55%, 04/01/2032	184,943
151,000	4.80%, 10/01/2034	145,391
	Mars Inc(b)
725,000	4.80%, 03/01/2030	729,147
1,160,000	5.00%, 03/01/2032	1,165,014
1,225,000	5.20%, 03/01/2035	1,231,134
165,000	5.65%, 05/01/2045	165,359
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	264,808
	PepsiCo Inc
6,000	2.75%, 03/19/2030	5,548
36,000	1.63%, 05/01/2030	31,439
885,000	Pernod Ricard International Finance LLC(b) 1.63%, 04/01/2031	733,030
75,000	Pfizer Inc 3.90%, 03/15/2039	64,721
	Philip Morris International Inc
250,000	4.38%, 11/01/2027	249,893
35,000	5.13%, 11/17/2027	35,611
45,000	4.88%, 02/15/2028(e)	45,594
270,000	5.13%, 02/15/2030	275,308
60,000	5.13%, 02/13/2031	61,045
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 80,000	4.75%, 11/01/2031	$ 79,762
135,000	5.38%, 02/15/2033(e)	137,688
130,000	5.63%, 09/07/2033	134,735
305,000	Quanta Services Inc 5.25%, 08/09/2034	301,434
220,000	RELX Capital Inc 4.75%, 03/27/2030	221,291
341,000	Royalty Pharma PLC(e) 5.40%, 09/02/2034	337,093
150,000	Smith & Nephew PLC 2.03%, 10/14/2030	129,516
	Solventum Corp
755,000	5.40%, 03/01/2029	770,184
360,000	5.45%, 03/13/2031	366,758
260,000	5.60%, 03/23/2034	263,553
	Sysco Corp
50,000	4.45%, 03/15/2048	40,896
225,000	6.60%, 04/01/2050	244,228
511,000	The Campbell's Company 5.40%, 03/21/2034	514,868
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	45,804
30,000	Tyson Foods Inc 5.40%, 03/15/2029	30,682
	UnitedHealth Group Inc
115,000	2.75%, 05/15/2040	83,083
65,000	3.75%, 10/15/2047	49,073
295,000	5.88%, 02/15/2053	299,205
61,000	5.05%, 04/15/2053	55,240
220,000	5.38%, 04/15/2054	209,012
40,000	4.95%, 05/15/2062	34,735
30,000	6.05%, 02/15/2063	30,905
90,000	5.75%, 07/15/2064	88,518
		28,493,343
Energy — 1.73%
	Aker BP ASA(b)
150,000	6.00%, 06/13/2033	152,964
150,000	5.13%, 10/01/2034	143,146
300,000	5.80%, 10/01/2054	273,561
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	99,310
90,000	4.81%, 02/13/2033	88,493
95,000	4.89%, 09/11/2033	93,605
75,000	5.23%, 11/17/2034	75,385
155,000	3.38%, 02/08/2061	100,521
135,000	Cheniere Energy Partners LP 5.95%, 06/30/2033	138,649
	Columbia Pipelines Holding Co LLC(b)
85,000	6.04%, 08/15/2028	87,914
61,000	5.10%, 10/01/2031	60,269
65,000	5.68%, 01/15/2034	64,738
	Columbia Pipelines Operating Co LLC(b)
195,000	5.93%, 08/15/2030	202,628
445,000	6.04%, 11/15/2033	459,446

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	ConocoPhillips Co
$ 220,000	4.70%, 01/15/2030	$ 221,338
53,000	3.80%, 03/15/2052	39,208
50,000	5.30%, 05/15/2053	46,775
115,000	4.03%, 03/15/2062	83,978
130,000	5.70%, 09/15/2063	126,514
135,000	5.65%, 01/15/2065	130,298
95,000	Coterra Energy Inc 5.40%, 02/15/2035	93,495
	Diamondback Energy Inc
205,000	5.55%, 04/01/2035	205,805
45,000	6.25%, 03/15/2053	45,057
20,000	5.75%, 04/18/2054	18,855
100,000	5.90%, 04/18/2064	94,069
	Enbridge Inc
35,000	6.00%, 11/15/2028	36,426
105,000	3.13%, 11/15/2029	97,671
203,000	5.70%, 03/08/2033	208,347
250,000	5.63%, 04/05/2034	253,961
	Energy Transfer LP
80,000	5.25%, 07/01/2029	81,165
135,000	6.40%, 12/01/2030	143,870
250,000	5.70%, 04/01/2035	251,849
85,000	5.00%, 05/15/2050	71,573
	Enterprise Products Operating LLC
130,000	4.95%, 02/15/2035	128,194
45,000	3.30%, 02/15/2053	30,051
105,000	EOG Resources Inc 5.65%, 12/01/2054	103,780
190,000	Equinor ASA 3.63%, 04/06/2040	159,083
	Galaxy Pipeline Assets Bidco Ltd
170,344	2.16%, 03/31/2034(b)	150,003
344,463	2.94%, 09/30/2040	281,572
	Hess Corp
185,000	7.30%, 08/15/2031	209,373
144,000	7.13%, 03/15/2033	162,894
	MPLX LP
70,000	1.75%, 03/01/2026	68,169
35,000	4.13%, 03/01/2027	34,694
75,000	4.25%, 12/01/2027	74,339
475,000	4.50%, 04/15/2038	417,092
90,000	4.90%, 04/15/2058	73,684
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	135,934
	ONEOK Inc
100,000	4.40%, 10/15/2029	98,213
40,000	6.10%, 11/15/2032	41,906
90,000	5.05%, 11/01/2034	86,883
150,000	5.85%, 11/01/2064	140,996
200,000	Pertamina Persero PT 3.10%, 01/21/2030	182,530
	Petronas Capital Ltd(b)
200,000	4.95%, 01/03/2031	200,813
200,000	5.34%, 04/03/2035	201,353
Principal Amount(a)		Fair Value
Energy — (continued)
$ 550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	$ 518,334
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	59,325
	Saudi Arabian Oil Co(b)
230,000	5.75%, 07/17/2054	217,039
200,000	5.88%, 07/17/2064	186,973
	Shell Finance US Inc
85,000	4.38%, 05/11/2045	72,493
70,000	4.00%, 05/10/2046	56,072
140,000	3.25%, 04/06/2050(e)	96,633
145,000	Shell International Finance BV 3.00%, 11/26/2051	94,150
	Targa Resources Corp
155,000	4.20%, 02/01/2033	143,277
125,000	5.55%, 08/15/2035	124,826
240,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	221,462
	TotalEnergies Capital SA
90,000	5.28%, 09/10/2054	84,821
245,000	5.64%, 04/05/2064	239,236
185,000	5.43%, 09/10/2064	174,210
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	83,312
	Whistler Pipeline LLC(b)
5,000	5.40%, 09/30/2029	5,039
109,000	5.70%, 09/30/2031	110,267
60,000	5.95%, 09/30/2034	60,654
280,000	Williams Cos Inc 5.65%, 03/15/2033	286,922
		10,107,484
Financial — 7.65%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
725,000	2.45%, 10/29/2026	700,634
360,000	5.38%, 12/15/2031	362,719
300,000	3.30%, 01/30/2032	265,786
370,000	Agree LP REIT(e) 4.80%, 10/01/2032	360,593
475,000	Air Lease Corp 5.20%, 07/15/2031	477,062
270,000	American Express Co 5.09%, 01/30/2031	273,413
50,000	American International Group Inc 3.40%, 06/30/2030	46,772
60,000	American Tower Corp REIT 3.80%, 08/15/2029	57,610
	Ameriprise Financial Inc
125,000	5.70%, 12/15/2028	130,019
345,000	5.20%, 04/15/2035	344,196
35,000	Arthur J Gallagher & Co 4.85%, 12/15/2029	35,242

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Athene Global Funding(b)
$ 325,000	4.72%, 10/08/2029	$ 320,644
280,000	2.65%, 10/04/2031	240,063
104,000	Avolon Holdings Funding Ltd(b) 5.15%, 01/15/2030	103,113
	Bank of America Corp
30,000	5.08%, 01/20/2027	30,108
55,000	5.93%, 09/15/2027	56,073
665,000	5.20%, 04/25/2029	675,605
160,000	5.16%, 01/24/2031	162,205
520,000	2.59%, 04/29/2031	467,058
75,000	1.90%, 07/23/2031	64,493
960,000	1.92%, 10/24/2031	821,448
355,000	2.69%, 04/22/2032	312,452
370,000	2.30%, 07/21/2032	316,039
785,000	4.57%, 04/27/2033	758,576
157,000	5.02%, 07/22/2033	156,341
180,000	5.52%, 10/25/2035	176,607
700,000	5.51%, 01/24/2036	712,407
125,000	5.74%, 02/12/2036	124,761
272,000	2.48%, 09/21/2036	226,841
295,000	6.11%, 01/29/2037	306,352
375,000	3.31%, 04/22/2042	285,088
	Bank of New York Mellon Corp
245,000	6.32%, 10/25/2029	259,194
60,000	4.98%, 03/14/2030(e)	60,860
40,000	4.60%, 07/26/2030	39,996
150,000	5.06%, 07/22/2032	151,576
20,000	5.19%, 03/14/2035	20,134
	Barclays PLC
775,000	2.85%, 05/07/2026	773,371
200,000	4.94%, 09/10/2030	199,362
575,000	5.79%, 02/25/2036	578,139
85,000	BlackRock Funding Inc 4.90%, 01/08/2035	84,943
125,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	123,929
200,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	203,299
665,000	BNP Paribas SA(b) 5.79%, 01/13/2033	679,935
	BPCE SA(b)
260,000	2.05%, 10/19/2027	249,361
250,000	6.51%, 01/18/2035	256,699
250,000	6.29%, 01/14/2036	258,455
465,000	Canadian Imperial Bank of Commerce 5.25%, 01/13/2031	471,024
	Capital One Financial Corp
55,000	6.31%, 06/08/2029	57,193
30,000	3.27%, 03/01/2030	28,125
360,000	7.62%, 10/30/2031	400,937
90,000	6.05%, 02/01/2035	91,894
675,000	5.88%, 07/26/2035	681,498
60,000	6.18%, 01/30/2036	59,862
	Citigroup Inc
430,000	3.70%, 01/12/2026	427,405
700,000	3.89%, 01/10/2028	691,366
Principal Amount(a)		Fair Value
Financial — (continued)
$ 65,000	5.17%, 02/13/2030	$ 65,846
330,000	2.57%, 06/03/2031	293,873
525,000	3.06%, 01/25/2033	460,266
360,000	4.91%, 05/24/2033	353,015
200,000	6.02%, 01/24/2036	201,910
	Citizens Financial Group Inc
55,000	5.84%, 01/23/2030	56,494
35,000	5.72%, 07/23/2032	35,629
30,000	6.65%, 04/25/2035	31,922
205,000	CNO Global Funding(b) 4.88%, 12/10/2027	205,486
160,000	Corebridge Global Funding(b) 4.90%, 12/03/2029	160,023
	Crown Castle Inc REIT
60,000	4.80%, 09/01/2028	59,885
158,000	3.10%, 11/15/2029	145,524
110,000	Discover Financial Services 7.96%, 11/02/2034	125,732
	Equitable Financial Life Global Funding(b)
75,000	1.80%, 03/08/2028	69,293
140,000	5.00%, 03/27/2030	140,595
170,000	Equitable Holdings Inc 4.35%, 04/20/2028	168,540
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	552,267
270,000	First Horizon Corp 5.51%, 03/07/2031	271,361
135,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	135,192
	Goldman Sachs Group Inc
110,000	5.73%, 04/25/2030	113,475
255,000	5.05%, 07/23/2030	257,114
200,000	4.69%, 10/23/2030	198,771
130,000	5.21%, 01/28/2031	131,768
210,000	2.62%, 04/22/2032	183,360
60,000	5.02%, 10/23/2035	58,341
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	439,052
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	109,244
	HSBC Holdings PLC
200,000	6.16%, 03/09/2029	207,277
320,000	5.29%, 11/19/2030	323,315
350,000	5.13%, 03/03/2031	351,082
315,000	5.40%, 08/11/2033	318,442
675,000	Huntington Bancshares Inc 5.71%, 02/02/2035	682,190
140,000	Intercontinental Exchange Inc 3.63%, 09/01/2028	136,273
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	160,412
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	166,648
90,000	6.07%, 10/22/2027	92,125
150,000	4.85%, 07/25/2028	150,958

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 260,000	4.51%, 10/22/2028	$ 259,738
560,000	3.51%, 01/23/2029	544,289
95,000	5.30%, 07/24/2029	96,938
90,000	6.09%, 10/23/2029	94,230
280,000	5.58%, 04/22/2030	288,808
175,000	3.70%, 05/06/2030	168,397
255,000	5.00%, 07/22/2030	257,308
25,000	2.74%, 10/15/2030	22,940
100,000	5.14%, 01/24/2031	101,560
135,000	2.52%, 04/22/2031	121,138
410,000	1.76%, 11/19/2031	348,229
165,000	1.95%, 02/04/2032	140,364
200,000	2.58%, 04/22/2032	175,726
475,000	2.96%, 01/25/2033	419,303
537,000	4.59%, 04/26/2033	523,187
360,000	4.91%, 07/25/2033	357,137
440,000	5.34%, 01/23/2035	444,685
250,000	5.29%, 07/22/2035	250,999
45,000	4.95%, 10/22/2035	44,038
50,000	5.50%, 01/24/2036	51,077
480,000	M&T Bank Corp 7.41%, 10/30/2029	517,101
55,000	Macquarie Airfinance Holdings Ltd(b) 6.40%, 03/26/2029	56,849
550,000	Macquarie Group Ltd(b) 1.34%, 01/12/2027	536,072
250,000	Manufacturers & Traders Trust Co 4.70%, 01/27/2028	250,369
80,000	Marsh & McLennan Cos Inc 4.75%, 03/15/2039	75,963
625,000	Mastercard Inc 3.30%, 03/26/2027	614,912
	Morgan Stanley
385,000	3.63%, 01/20/2027	380,739
754,000	3.95%, 04/23/2027	745,818
600,000	3.77%, 01/24/2029	586,878
545,000	5.16%, 04/20/2029	552,388
70,000	5.45%, 07/20/2029	71,595
495,000	6.41%, 11/01/2029	522,463
100,000	4.43%, 01/23/2030	98,734
110,000	5.23%, 01/15/2031	111,790
350,000	2.70%, 01/22/2031	317,080
385,000	1.79%, 02/13/2032	322,579
270,000	1.93%, 04/28/2032	226,212
355,000	4.89%, 07/20/2033	349,733
120,000	5.47%, 01/18/2035	121,419
685,000	5.32%, 07/19/2035	685,071
425,000	2.48%, 09/16/2036	352,363
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	431,649
	Prologis LP REIT
625,000	1.75%, 07/01/2030	536,230
300,000	4.63%, 01/15/2033	294,212
285,000	Royal Bank of Canada 5.15%, 02/04/2031	288,451
500,000	Truist Bank 2.25%, 03/11/2030	438,376
Principal Amount(a)		Fair Value
Financial — (continued)
$ 90,000	Truist Financial Corp 6.05%, 06/08/2027	$ 91,498
	UBS Group AG(b)
975,000	4.28%, 01/09/2028	962,792
250,000	6.44%, 08/11/2028	259,334
240,000	2.75%, 02/11/2033	205,458
270,000	6.54%, 08/12/2033	289,292
250,000	9.02%, 11/15/2033	305,498
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	746,896
240,000	2.39%, 06/02/2028	229,059
60,000	6.25%, 07/25/2029	61,631
695,000	2.88%, 10/30/2030	640,536
120,000	5.24%, 01/24/2031	122,012
80,000	2.57%, 02/11/2031	72,102
595,000	3.35%, 03/02/2033	533,847
868,000	4.90%, 07/25/2033	855,509
55,000	5.39%, 04/24/2034	55,380
75,000	6.49%, 10/23/2034	80,909
130,000	5.50%, 01/23/2035	131,768
475,000	Westpac Banking Corp 4.11%, 07/24/2034	453,854
690,000	Willis North America Inc 2.95%, 09/15/2029	636,993
		44,761,082
Industrial — 2.04%
	AGCO Corp
45,000	5.45%, 03/21/2027	45,553
160,000	5.80%, 03/21/2034(e)	162,249
189,000	Allegion US Holding Co Inc 5.60%, 05/29/2034	191,234
200,000	BAE Systems PLC(b) 5.13%, 03/26/2029	203,080
	Boeing Co
1,025,000	3.45%, 11/01/2028(e)	979,085
55,000	3.20%, 03/01/2029	51,639
82,000	2.95%, 02/01/2030	74,690
441,000	5.15%, 05/01/2030	443,735
90,000	6.39%, 05/01/2031	95,906
359,000	6.53%, 05/01/2034	384,664
200,000	5.81%, 05/01/2050	190,396
363,000	6.86%, 05/01/2054	394,289
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	161,474
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	353,891
	Carrier Global Corp
325,000	2.70%, 02/15/2031	289,652
566,000	5.90%, 03/15/2034	595,343
320,000	Caterpillar Financial Services Corp 4.70%, 11/15/2029	323,276
400,000	CSX Corp 3.80%, 03/01/2028	393,790
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	189,587

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 125,000	General Electric Co 5.88%, 01/14/2038	$ 132,036
203,000	Howmet Aerospace Inc(e) 4.85%, 10/15/2031	202,253
205,000	IDEX Corp 2.63%, 06/15/2031	178,686
155,000	Ingersoll Rand Inc 5.70%, 08/14/2033	159,974
	L3Harris Technologies Inc
150,000	5.05%, 06/01/2029	151,942
84,000	5.50%, 08/15/2054	81,073
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	212,471
195,000	Northrop Grumman Corp 5.15%, 05/01/2040	189,246
	Otis Worldwide Corp
255,000	2.57%, 02/15/2030	230,792
110,000	3.11%, 02/15/2040	83,645
	Penske Truck Leasing Co LP / PTL Finance Corp(b)
65,000	4.40%, 07/01/2027	64,670
65,000	6.05%, 08/01/2028	67,467
55,000	5.35%, 03/30/2029	56,047
207,000	5.25%, 07/01/2029	209,531
794,000	Regal Rexnord Corp 6.30%, 02/15/2030	825,781
	Republic Services Inc
90,000	4.88%, 04/01/2029	91,152
70,000	1.45%, 02/15/2031	58,298
205,000	5.20%, 11/15/2034	207,192
140,000	5.15%, 03/15/2035	140,851
	RTX Corp
75,000	5.75%, 11/08/2026	76,378
227,000	4.13%, 11/16/2028	223,799
275,000	6.10%, 03/15/2034	294,898
60,000	Trane Technologies Financing Ltd 3.80%, 03/21/2029	58,445
325,000	Union Pacific Corp(e) 2.80%, 02/14/2032	288,896
	Veralto Corp
60,000	5.50%, 09/18/2026	60,736
730,000	5.45%, 09/18/2033	744,377
	Waste Management Inc
175,000	3.15%, 11/15/2027	170,141
600,000	1.15%, 03/15/2028	548,836
357,000	4.95%, 07/03/2031	363,464
225,000	4.95%, 03/15/2035	223,873
		11,920,483
Technology — 2.23%
330,000	Accenture Capital Inc 4.25%, 10/04/2031	323,986
550,000	Adobe Inc 2.15%, 02/01/2027	530,392
713,000	AppLovin Corp 5.50%, 12/01/2034	712,841
	Broadcom Inc
170,000	4.15%, 02/15/2028	168,558
Principal Amount(a)		Fair Value
Technology — (continued)
$ 12,000	4.11%, 09/15/2028	$ 11,830
90,000	5.05%, 07/12/2029	91,250
192,000	4.15%, 04/15/2032(b)	182,116
645,000	2.60%, 02/15/2033(b)	543,594
370,000	3.42%, 04/15/2033(b)	329,433
150,000	3.47%, 04/15/2034(b)	132,038
339,000	3.14%, 11/15/2035(b)	280,982
245,000	Cadence Design Systems Inc 4.70%, 09/10/2034	239,216
90,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	86,810
174,000	Constellation Software Inc(b) 5.46%, 02/16/2034	177,114
	Dell International LLC / EMC Corp
310,000	5.30%, 04/01/2032	311,988
257,000	8.10%, 07/15/2036	306,683
390,000	Foundry JV Holdco LLC(b) 6.15%, 01/25/2032	405,450
	Hewlett Packard Enterprise Co
251,000	5.00%, 10/15/2034	244,536
50,000	6.35%, 10/15/2045	51,324
	Intel Corp
350,000	5.20%, 02/10/2033(e)	345,579
120,000	5.15%, 02/21/2034(e)	117,846
325,000	3.73%, 12/08/2047	226,546
66,000	3.25%, 11/15/2049	41,408
125,000	4.75%, 03/25/2050	100,715
250,000	3.05%, 08/12/2051	146,991
135,000	5.05%, 08/05/2062	109,816
290,000	International Business Machines Corp 4.80%, 02/10/2030	292,114
500,000	Intuit Inc 1.35%, 07/15/2027	469,478
	Microchip Technology Inc
195,000	4.90%, 03/15/2028	195,583
115,000	5.05%, 02/15/2030	114,824
335,000	MSCI Inc(b) 4.00%, 11/15/2029	319,981
185,000	NVIDIA Corp 3.50%, 04/01/2040	155,211
71,000	NXP BV / NXP Funding LLC 5.35%, 03/01/2026	71,340
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	87,203
325,000	2.65%, 02/15/2032	277,986
	Oracle Corp
165,000	2.30%, 03/25/2028	154,982
275,000	4.50%, 05/06/2028	275,103
65,000	2.95%, 04/01/2030	59,715
350,000	4.65%, 05/06/2030	349,165
325,000	2.88%, 03/25/2031	290,978
481,000	5.25%, 02/03/2032	487,203
301,000	4.90%, 02/06/2033	295,964
350,000	3.60%, 04/01/2040	275,285
391,000	3.60%, 04/01/2050	271,655
525,000	6.90%, 11/09/2052	578,742

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 105,000	5.50%, 09/27/2064	$ 95,185
70,000	QUALCOMM Inc 4.80%, 05/20/2045	64,132
452,000	ServiceNow Inc(e) 1.40%, 09/01/2030	381,464
	Synopsys Inc
271,000	5.00%, 04/01/2032	271,668
189,000	5.15%, 04/01/2035	189,995
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	221,310
	VMware LLC
100,000	1.80%, 08/15/2028	91,167
300,000	2.20%, 08/15/2031	254,992
	Workday Inc
125,000	3.50%, 04/01/2027	122,560
100,000	3.80%, 04/01/2032	92,557
		13,026,584
Utilities — 2.65%
	Alabama Power Co
40,000	5.10%, 04/02/2035	39,995
335,000	3.45%, 10/01/2049	237,276
425,000	Alliant Energy Finance LLC(b) 4.25%, 06/15/2028	416,227
125,000	American Water Capital Corp(e) 3.75%, 09/01/2028	122,074
75,000	Atmos Energy Corp 5.90%, 11/15/2033	79,371
125,000	Baltimore Gas & Electric Co 5.65%, 06/01/2054	122,681
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	335,911
30,000	Boston Gas Co(b) 3.76%, 03/16/2032	27,281
180,000	Brooklyn Union Gas Co(b) 4.87%, 08/05/2032	173,576
210,000	CenterPoint Energy Inc 5.40%, 06/01/2029	214,574
80,000	Cleco Corporate Holdings LLC(e) 3.38%, 09/15/2029	74,276
	Consolidated Edison Co of New York Inc
145,000	3.20%, 12/01/2051	95,424
75,000	5.70%, 05/15/2054	74,752
180,000	5.50%, 03/15/2055	174,769
	Dominion Energy Inc
61,000	3.38%, 04/01/2030	57,006
310,000	5.00%, 06/15/2030	311,523
	Duke Energy Carolinas LLC
50,000	4.85%, 03/15/2030	50,505
333,000	5.30%, 02/15/2040	330,890
30,000	3.55%, 03/15/2052	21,214
	Duke Energy Corp
475,000	3.15%, 08/15/2027	460,723
60,000	2.45%, 06/01/2030	53,499
347,000	2.55%, 06/15/2031	303,027
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 40,000	5.45%, 06/15/2034(e)	$ 40,543
110,000	5.00%, 08/15/2052	95,959
30,000	5.80%, 06/15/2054	29,353
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	140,910
115,000	5.25%, 04/01/2033	116,668
120,000	5.55%, 03/15/2054	116,217
	Duke Energy Progress LLC
150,000	5.05%, 03/15/2035	149,280
145,000	5.55%, 03/15/2055	141,834
	Edison International
50,000	5.25%, 11/15/2028	49,301
45,000	6.25%, 03/15/2030	45,575
55,000	5.25%, 03/15/2032(e)	52,608
975,000	Entergy Corp 2.95%, 09/01/2026	953,095
115,000	Evergy Metro Inc 4.20%, 03/15/2048	92,209
	Eversource Energy
355,000	5.13%, 05/15/2033	350,963
225,000	5.50%, 01/01/2034	226,046
450,000	Exelon Corp 4.05%, 04/15/2030	435,972
55,000	FirstEnergy Corp 3.90%, 07/15/2027	54,080
	Georgia Power Co
175,000	4.55%, 03/15/2030	174,793
125,000	5.20%, 03/15/2035	125,835
30,000	4.75%, 09/01/2040	27,715
50,000	Jersey Central Power & Light Co(b) 5.10%, 01/15/2035	49,432
42,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	43,034
45,000	Monongahela Power Co(b) 5.85%, 02/15/2034	46,437
170,000	National Rural Utilities Cooperative Finance Corp 4.95%, 02/07/2030	172,233
	NextEra Energy Capital Holdings Inc
95,000	4.63%, 07/15/2027	95,359
380,000	2.25%, 06/01/2030	336,202
	NiSource Inc
150,000	3.49%, 05/15/2027	146,908
55,000	1.70%, 02/15/2031	46,029
125,000	5.40%, 06/30/2033	125,555
	NSTAR Electric Co
105,000	5.40%, 06/01/2034	106,788
145,000	5.20%, 03/01/2035	144,923
120,000	Oglethorpe Power Corp 5.05%, 10/01/2048	106,139
20,000	Ohio Edison Co(b) 5.50%, 01/15/2033	20,257
200,000	Ohio Power Co 5.00%, 06/01/2033	197,298
185,000	Oncor Electric Delivery Co LLC(b) 5.35%, 04/01/2035	187,059

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
	Pacific Gas & Electric Co
$ 235,000	5.45%, 06/15/2027	$ 237,400
625,000	2.10%, 08/01/2027	586,260
30,000	4.55%, 07/01/2030	29,039
370,000	2.50%, 02/01/2031	318,054
185,000	3.25%, 06/01/2031	164,607
100,000	6.40%, 06/15/2033	104,514
400,000	PacifiCorp 5.80%, 01/15/2055	390,259
175,000	Public Service Co of Oklahoma(e) 5.20%, 01/15/2035	172,861
95,000	Public Service Electric & Gas Co 5.45%, 03/01/2054	93,236
	Public Service Enterprise Group Inc
205,000	4.90%, 03/15/2030	205,969
90,000	6.13%, 10/15/2033	94,879
45,000	5.45%, 04/01/2034	45,452
	Puget Energy Inc
185,000	3.65%, 05/15/2025	184,664
64,000	4.10%, 06/15/2030	61,126
31,000	4.22%, 03/15/2032	28,862
310,000	5.73%, 03/15/2035(b)	309,491
185,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	186,322
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	98,074
	Southern California Edison Co
70,000	4.90%, 06/01/2026	70,051
140,000	2.25%, 06/01/2030	122,234
220,000	2.75%, 02/01/2032	187,317
65,000	5.95%, 11/01/2032	66,742
155,000	5.20%, 06/01/2034	151,328
110,000	5.45%, 03/01/2035	108,920
80,000	4.65%, 10/01/2043	66,971
60,000	3.65%, 02/01/2050	41,605
	Southern California Gas Co
65,000	5.75%, 06/01/2053	63,724
120,000	5.60%, 04/01/2054	116,411
	Southern Co
125,000	4.85%, 06/15/2028	126,462
75,000	5.70%, 03/15/2034	77,460
99,000	Southwest Gas Corp 2.20%, 06/15/2030	87,141
90,000	Southwestern Electric Power Co 5.30%, 04/01/2033	90,231
	Virginia Electric & Power Co
260,000	5.00%, 04/01/2033	257,669
240,000	5.00%, 01/15/2034	237,063
65,000	5.05%, 08/15/2034	64,300
195,000	5.15%, 03/15/2035	193,560
45,000	5.35%, 01/15/2054	42,320
90,000	5.65%, 03/15/2055	88,416
90,000	Wisconsin Power & Light Co 5.38%, 03/30/2034	91,149
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	514,619
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 100,000	4.60%, 06/01/2032	$ 96,403
225,000	5.60%, 04/15/2035	225,890
		15,518,238
TOTAL CORPORATE BONDS AND NOTES — 25.02% (Cost $151,368,214)		$146,350,534
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	173,740
200,000	5.00%, 07/15/2032(b)	196,300
200,000	5.00%, 07/15/2032	196,300
230,000	Chile Government International Bond 5.65%, 01/13/2037	233,266
740,000	European Investment Bank 4.50%, 03/14/2030	754,372
275,000	Hungary Government International Bond(b) 5.50%, 03/26/2036	262,999
2,550,000	International Bank for Reconstruction & Development 4.13%, 03/20/2030	2,555,217
200,000	Israel Government International Bond 5.38%, 02/19/2030	201,462
	Mexico Government International Bond
200,000	3.25%, 04/16/2030	180,286
541,000	3.50%, 02/12/2034	443,463
795,000	6.00%, 05/07/2036	767,930
215,000	6.88%, 05/13/2037	220,074
685,000	4.28%, 08/14/2041	519,031
76,000	4.75%, 03/08/2044	58,824
200,000	6.34%, 05/04/2053	181,542
200,000	6.40%, 05/07/2054	182,542
	Panama Government International Bond
200,000	3.16%, 01/23/2030	174,298
210,000	6.85%, 03/28/2054	183,435
	Peruvian Government International Bond
60,000	3.00%, 01/15/2034	49,399
255,000	5.38%, 02/08/2035	249,951
380,000	3.30%, 03/11/2041	277,875
	Republic of Poland Government International Bond
220,000	5.13%, 09/18/2034	218,121
270,000	5.50%, 03/18/2054	253,284
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(b)	38,458
376,000	5.88%, 01/30/2029(b)	374,412
570,000	3.00%, 02/14/2031(e)	475,947
506,000	3.63%, 03/27/2032	423,271

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 70,000	5.75%, 03/24/2035(b)	$ 63,262
86,000	7.50%, 02/10/2037(b)	87,462
200,000	Saudi Government International Bond(b) 5.38%, 01/13/2031	204,880
160,000	Uruguay Government International Bond 4.38%, 01/23/2031	157,162
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.77% (Cost $10,951,611)		$10,358,565
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.19%
146,157	Ajax Mortgage Loan Trust(b)(d) Series 2021-C Class A 5.12%, 01/25/2061	146,060
	Angel Oak Mortgage Trust(b)
	Series 2020-1 Class A1
19,563	2.47%, 12/25/2059(f)	18,888
	Series 2020-2 Class A1A
70,887	2.53%, 01/26/2065(f)	66,186
	Series 2020-4 Class A1
29,455	1.47%, 06/25/2065(f)	27,908
	Series 2020-6 Class A1
33,188	1.26%, 05/25/2065(f)	30,001
	Series 2020-R1 Class A1
57,933	0.99%, 04/25/2053(f)	54,958
	Series 2021-1 Class A1
111,454	0.91%, 01/25/2066(f)	94,912
	Series 2021-2 Class A1
214,240	0.99%, 04/25/2066(f)	184,242
	Series 2021-3 Class A1
120,196	1.07%, 05/25/2066(f)	103,225
	Series 2021-4 Class A1
178,473	1.04%, 01/20/2065(f)	149,412
	Series 2021-5 Class A1
262,613	0.95%, 07/25/2066(f)	226,507
	Series 2021-8 Class A1
198,662	1.82%, 11/25/2066(f)	176,007
	Series 2022-1 Class A1
664,633	2.88%, 12/25/2066(d)	611,644
	Series 2022-5 Class A1
562,150	4.50%, 05/25/2067(d)	554,233
	Arroyo Mortgage Trust(b)(f)
	Series 2019-2 Class A1
44,639	3.35%, 04/25/2049	42,989
	Series 2019-3 Class A1
43,050	2.96%, 10/25/2048	40,841
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	332,340
	Series 2019-BN16 Class XA
2,365,316	0.93%, 02/15/2052(f)	64,407
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	607,794
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-BN18 Class XA
$ 967,252	0.88%, 05/15/2062(f)	$ 28,822
	Series 2019-BN20 Class XA
1,140,877	0.81%, 09/15/2062(f)	35,247
	Series 2019-BN22 Class XA
1,755,471	0.58%, 11/15/2062(f)	41,321
	Series 2019-BN23 Class XA
2,900,511	0.68%, 12/15/2052(f)	77,428
	Series 2019-BN24 Class XA
974,734	0.63%, 11/15/2062(f)	25,637
	Series 2020-BN26 Class XA
1,016,725	1.20%, 03/15/2063(f)	45,075
	Series 2020-BN28 Class XA
2,322,896	1.76%, 03/15/2063(f)	176,541
	Series 2020-BN29 Class XA
2,771,542	1.30%, 11/15/2053(f)	160,332
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054(f)	1,324,606
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	514,190
	Series 2023-BNK45 Class XA
990,510	1.00%, 02/15/2056(f)	56,375
	Series 2024-BNK47 Class A5
500,000	5.72%, 06/15/2057	523,038
	Series 2024-BNK48 Class XA
1,765,060	1.15%, 10/15/2057(f)	149,611
	BANK5
	Series 2024-5YR11 Class A3
500,000	5.89%, 11/15/2057	520,360
	Series 2024-5YR11 Class AS
225,000	6.14%, 11/15/2057	231,859
	Series 2024-5YR7 Class A3
475,000	5.77%, 06/15/2057	490,974
	Series 2024-5YR8 Class A3
275,000	5.88%, 08/15/2057	286,417
	Series 2024-5YR9 Class AS
400,000	6.18%, 08/15/2057(f)	412,215
	BBCMS Mortgage Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,353,357
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(f)	96,122
	Series 2024-C24 Class A5
325,000	5.42%, 02/15/2057	332,713
	Series 2024-C24 Class XA
1,106,008	1.62%, 02/15/2057(f)	111,723
	Series 2024-C26 Class B
475,000	5.94%, 05/15/2057(f)	483,548
	Series 2024-C28 Class XA
998,442	1.11%, 09/15/2057(f)	79,363
	Series 2025-C32 Class XA
1,050,000	1.13%, 02/15/2062(f)	91,072

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
$ 400,000	3.67%, 01/15/2051(f)	$ 387,637
	Series 2019-B10 Class XA
1,935,887	1.22%, 03/15/2062(f)	78,783
	Series 2019-B11 Class A2
23,370	3.41%, 05/15/2052	23,525
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	430,163
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,386,481
	Series 2019-B12 Class XA
902,732	1.07%, 08/15/2052(f)	26,706
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	529,930
	Series 2020-B18 Class XA
609,254	1.81%, 07/15/2053(f)	31,752
	Series 2020-B22 Class XA
1,099,015	1.50%, 01/15/2054(f)	75,241
	Series 2023-B39 Class XA
2,325,599	0.57%, 07/15/2056(f)	87,925
	Series 2023-B40 Class XA
967,918	1.17%, 12/15/2056(f)	58,504
	Series 2024-V8 Class A3
325,000	6.19%, 07/15/2057(f)	340,572
131,899	BINOM Securitization Trust(b)(f) Series 2021-INV1 Class A1 2.03%, 06/25/2056	118,298
450,693	BLP Commercial Mortgage Trust(b)(c) Series 2024-IND2 Class A 5.66%, 03/15/2041 1-mo. SOFR + 1.34%	449,848
	BMO Mortgage Trust
	Series 2024-5C6 Class A3
200,000	5.32%, 09/15/2057	203,204
	Series 2024-5C6 Class AS
450,000	5.75%, 09/15/2057(f)	460,288
	Series 2024-C9 Class A5
475,000	5.76%, 07/15/2057	496,774
	Series 2024-C9 Class XA
1,509,000	0.86%, 07/15/2057(f)	100,051
645,000	BOCA Commercial Mortgage Trust(b)(c) Series 2024-BOCA Class A 6.24%, 08/15/2041 1-mo. SOFR + 1.92%	647,804
290,000	BPR Trust(b)(f) Series 2024-PMDW Class A 5.36%, 11/05/2041	291,967
	BRAVO Residential Funding Trust(b)(f)
	Series 2021-NQM2 Class A1
45,948	0.97%, 03/25/2060	44,063
	Series 2022-NQM3 Class A1
178,037	5.11%, 07/25/2062	177,019
26,005	Bunker Hill Loan Depository Trust(b)(f) Series 2020-1 Class A1 1.72%, 02/25/2055	25,552
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	BX Trust(b)(c)
	Series 2021-ARIA Class A
$ 550,000	5.33%, 10/15/2036 1-mo. SOFR + 1.01%	$ 548,625
	Series 2024-AIRC Class A
400,000	6.01%, 08/15/2039 1-mo. SOFR + 1.69%	400,000
	Series 2024-BIO Class A
575,000	5.96%, 02/15/2041 1-mo. SOFR + 1.64%	574,281
	Series 2024-PAT Class A
300,000	6.41%, 03/15/2041 1-mo. SOFR + 2.09%	299,625
	Series 2024-XL5 Class A
389,116	5.71%, 03/15/2041 1-mo. SOFR + 1.39%	389,702
	Series 2025-ROIC Class A
550,000	5.46%, 03/15/2030 1-mo. SOFR + 1.14%	545,877
100,000	CAMB Commercial Mortgage Trust(b)(c) Series 2019-LIFE Class C 6.07%, 12/15/2037 1-mo. SOFR + 1.74%	99,813
98,106	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	96,906
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	245,937
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	399,818
12,088	Citigroup Mortgage Loan Trust(b)(f) Series 2018-RP1 Class A1 3.00%, 09/25/2064	11,825
	COLT Mortgage Loan Trust(b)(f)
	Series 2020-2R Class A1
71,725	1.33%, 10/26/2065	65,634
	Series 2021-2 Class A1
186,216	0.92%, 08/25/2066	154,383
	Series 2021-3 Class A1
328,744	0.96%, 09/27/2066	270,924
	Series 2021-4 Class A1
213,341	1.40%, 10/25/2066	177,392
	Series 2021-HX1 Class A1
435,534	1.11%, 10/25/2066	374,227
	Series 2022-4 Class A1
72,527	4.30%, 03/25/2067	71,659
	COMM Mortgage Trust(b)
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046	126,449
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	93,621
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	109,010

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-277P Class A
$ 165,000	6.34%, 08/10/2044	$ 172,059
	Series 2024-CBM Class A2
120,000	5.87%, 12/10/2041(f)	122,051
	Credit Suisse Mortgage Trust(b)
	Series 2017-FHA1 Class A1
25,673	3.25%, 04/25/2047(f)	23,164
	Series 2018-RPL9 Class A
104,154	3.85%, 09/25/2057(f)	99,687
	Series 2020-NET Class A
38,588	2.26%, 08/15/2037	37,933
	Series 2020-NQM1 Class A1
97,070	2.21%, 05/25/2065(d)	91,693
	Series 2020-RPL4 Class A1
244,674	2.00%, 01/25/2060	218,771
	Series 2021-NQM2 Class A1
219,893	1.18%, 02/25/2066(f)	197,293
	Series 2021-NQM5 Class A1
173,453	0.94%, 05/25/2066(f)	144,399
	Series 2021-NQM6 Class A1
410,409	1.17%, 07/25/2066(f)	339,139
	Series 2021-NQM8 Class A1
220,102	1.84%, 10/25/2066(f)	198,018
	Series 2021-RPL4 Class A1
236,423	4.10%, 12/27/2060(f)	235,616
	Series 2022-NQM1 Class A1
536,673	2.27%, 11/25/2066(f)	478,435
40,427	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	40,167
10,949,320	DBGS Mortgage Trust(f) Series 2018-C1 Class XA 0.19%, 10/15/2051	62,875
478,364	DBJPM Mortgage Trust(f) Series 2020-C9 Class XA 1.72%, 09/15/2053	21,724
140,000	DC Trust(b)(f) Series 2024-HLTN Class A 5.73%, 04/13/2040	141,843
	Ellington Financial Mortgage Trust(b)(f)
	Series 2020-2 Class A1
31,678	1.18%, 10/25/2065	29,552
	Series 2021-1 Class A1
27,244	0.80%, 02/25/2066	23,480
	Series 2021-2 Class A1
154,722	0.93%, 06/25/2066	127,205
	GCAT Trust(b)
	Series 2020-NQM2 Class A1
20,741	2.56%, 04/25/2065(d)	19,800
	Series 2021-NQM1 Class A1
131,997	0.87%, 01/25/2066(f)	113,489
	Series 2021-NQM4 Class A1
296,395	1.09%, 08/25/2066(f)	245,707
	Series 2021-NQM7 Class A1
141,781	1.92%, 08/25/2066(f)	130,634
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	GS Mortgage Securities Trust(f)
	Series 2020-GC45 Class XA
$ 1,899,105	0.62%, 02/13/2053	$ 45,044
	Series 2024-70P Class A
625,000	4.96%, 03/10/2041(b)	630,856
160,000	HIH Trust(b)(c) Series 2024-61P Class A 6.16%, 10/15/2041 1-mo. SOFR + 1.84%	160,700
400,000	Houston Galleria Mall Trust(b)(f) Series 2025-HGLR Class A 5.46%, 02/05/2045	405,166
150,000	HTL Commercial Mortgage Trust(b)(f) Series 2024-T53 Class A 5.88%, 05/10/2039	151,023
	Hudson Yards Mortgage Trust(b)(f)
	Series 2025-SPRL Class A
645,000	5.47%, 01/13/2040	654,537
	Series 2025-SPRL Class B
175,000	5.76%, 01/13/2040	177,031
	Imperial Fund Mortgage Trust(b)
	Series 2021-NQM2 Class A1
157,913	1.07%, 09/25/2056(f)	131,485
	Series 2022-NQM2 Class A1
490,664	3.64%, 03/25/2067(d)	458,560
	IRV Trust(b)(f)
	Series 2025-200P Class A
1,635,000	5.29%, 03/14/2047	1,628,960
	Series 2025-200P Class B
600,000	5.44%, 03/14/2047	588,982
261,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class A5 3.60%, 11/15/2048	258,166
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	529,496
	Series 2016-C4 Class ASB
111,327	2.99%, 12/15/2049	109,621
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037	106,862
	Series 2022-OPO Class A
400,000	3.02%, 01/05/2039	369,928
	Series 2024-OMNI Class A
105,000	5.80%, 10/05/2039(f)	106,522
	JPMorgan Mortgage Trust(b)
	Series 2022-DSC1 Class A3
277,369	4.75%, 01/25/2063(f)	266,495
	Series 2023-DSC1 Class A1
536,417	4.63%, 07/25/2063(f)	519,466
	Series 2024-1 Class A4
368,086	6.00%, 06/25/2054(f)	369,730
	Series 2024-1 Class A5
200,000	6.00%, 06/25/2054(f)	202,399

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-4 Class A5A
$ 250,000	6.00%, 10/25/2054(f)	$ 255,429
	Series 2024-VIS2 Class A1
1,172,316	5.85%, 11/25/2064(d)	1,180,829
	Series 2025-VIS1 Class A1
866,986	3.95%, 08/25/2055(f)	867,632
	Legacy Mortgage Asset Trust(b)(d)
	Series 2021-GS2 Class A1
224,122	4.75%, 04/25/2061	223,871
	Series 2021-GS4 Class A1
79,655	4.65%, 11/25/2060	79,512
635,000	LEX Mortgage Trust(b)(f) Series 2024-BBG Class A 4.87%, 10/13/2033	629,412
	MetLife Securitization Trust(b)(f)
	Series 2017-1A Class A
17,611	3.00%, 04/25/2055	16,727
	Series 2018-1A Class A
46,580	3.75%, 03/25/2057	44,843
345,000	MF1 Ltd(b)(c) Series 2022-FL8 Class AS 6.07%, 02/19/2037 1-mo. SOFR + 1.75%	344,178
	MFA Trust(b)(f)
	Series 2020-NQM3 Class A1
14,668	1.01%, 01/26/2065	13,771
	Series 2021-NQM1 Class A1
140,051	1.15%, 04/25/2065	130,354
	Series 2021-NQM2 Class A1
114,962	1.03%, 11/25/2064	100,093
	Mill City Mortgage Loan Trust(b)
	Series 2017-3 Class A1
4,276	2.75%, 01/25/2061(f)	4,257
	Series 2018-1 Class A1
28,797	3.25%, 05/25/2062(f)	28,402
	Series 2018-2 Class A1
2,822	3.50%, 05/25/2058	2,810
	Series 2019-GS1 Class A1
140,287	2.75%, 07/25/2059(f)	136,213
300,000	Morgan Stanley Capital I Trust(b)(c) Series 2021-230P Class A 5.60%, 12/15/2038 1-mo. SOFR + 1.28%	291,108
346,008	MSWF Commercial Mortgage Trust(f) Series 2023-2 Class XA 0.91%, 12/15/2056	20,904
	New Residential Mortgage Loan Trust(b)
	Series 2015-1A Class A3
16,713	3.75%, 05/28/2052(f)	15,880
	Series 2017-4A Class A1
28,502	4.00%, 05/25/2057(f)	27,264
	Series 2017-5A Class A1
24,537	5.94%, 06/25/2057(c) 1-mo. SOFR + 1.61%	24,810
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-1A Class A1A
$ 247,976	4.00%, 12/25/2057(f)	$ 240,472
	Series 2019-3A Class A1A
89,428	3.75%, 11/25/2058(f)	85,641
	Series 2019-5A Class A1B
86,065	3.50%, 08/25/2059(f)	81,306
	Series 2019-NQM4 Class A1
16,925	2.49%, 09/25/2059(f)	16,069
	Series 2020-1A Class A1B
58,121	3.50%, 10/25/2059(f)	54,503
	Series 2021-NQ1R Class A1
91,723	0.94%, 07/25/2055(f)	83,292
	Series 2021-NQ2R Class A1
96,413	0.94%, 10/25/2058(f)	91,629
635,209	NMLT Trust(b)(f) Series 2021-INV1 Class A1 1.19%, 05/25/2056	548,496
755,000	NY Commercial Mortgage Trust(b)(f) Series 2025-299P Class A 5.29%, 02/10/2047	769,141
350,000	One New York Plaza Trust(b)(c) Series 2020-1NYP Class A 5.38%, 01/15/2036 1-mo. SOFR + 1.06%	335,315
	Onslow Bay Financial LLC(b)(f)
	Series 2021-NQM1 Class A1
208,209	1.07%, 02/25/2066	178,247
	Series 2021-NQM3 Class A1
204,819	1.05%, 07/25/2061	165,829
	Series 2021-NQM4 Class A1
136,621	1.96%, 10/25/2061	113,694
	Series 2022-NQM1 Class A1
592,616	2.31%, 11/25/2061	525,080
	Pretium Mortgage Credit Partners LLC(b)(d)
	Series 2021-RN2 Class A1
134,220	4.74%, 07/25/2051	133,615
	Series 2025-RPL1 Class A1
586,449	4.00%, 07/25/2069	560,389
	PRP Advisors LLC(b)(d)
	Series 2020-6 Class A1
45,482	6.36%, 11/25/2025	45,546
	Series 2021-4 Class A1
394,028	4.87%, 04/25/2026	394,093
	Series 2025-RPL2 Class A1
605,000	3.75%, 04/25/2055	582,012
42,028	Residential Mortgage Loan Trust(b)(f) Series 2021-1R Class A1 0.86%, 01/25/2065	40,105
1,119,955	RFR Trust(b)(f) Series 2025-SGRM Class A 5.56%, 03/11/2041	1,125,608
	ROCC Trust(b)
	Series 2024-CNTR Class A
800,000	5.39%, 11/13/2041	806,104
	Series 2024-CNTR Class B
200,000	5.93%, 11/13/2041	204,308

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 490,000	SG Commercial Mortgage Securities Trust(b) Series 2020-COVE Class A 2.63%, 03/15/2037	$ 467,950
660,000	SHR Trust(b)(c) Series 2024-LXRY Class A 6.27%, 10/15/2041 1-mo. SOFR + 1.95%	660,000
	Starwood Mortgage Residential Trust(b)(f)
	Series 2020-3 Class A1
16,604	1.49%, 04/25/2065	15,796
	Series 2021-1 Class A1
136,123	1.22%, 05/25/2065	126,533
	Series 2021-2 Class A1
94,353	0.94%, 05/25/2065	87,788
	Series 2021-6 Class A1
327,231	1.92%, 11/25/2066	283,556
560,000	Texas Commercial Mortgage Trust(b)(c) Series 2025-TWR Class A 5.60%, 04/15/2042 1-mo. SOFR + 1.29%	558,952
117,476	Toorak Mortgage Corp(b)(f) Series 2021-INV1 Class A1 1.15%, 07/25/2056	103,530
	Towd Point Mortgage Trust(b)(f)
	Series 2018-1 Class A1
7,819	3.00%, 01/25/2058	7,695
	Series 2018-2 Class A1
37,246	3.25%, 03/25/2058	36,583
	Series 2018-3 Class A1
53,523	3.75%, 05/25/2058	52,237
	Series 2018-5 Class A1A
81,788	3.25%, 07/25/2058	80,415
	Series 2019-1 Class A1
237,875	3.75%, 03/25/2058	229,101
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	171,102
	Series 2021-R1 Class A1
1,104,582	2.92%, 11/30/2060	979,348
	Verus Securitization Trust(b)
	Series 2019-INV3 Class A1
26,488	3.69%, 11/25/2059(f)	26,153
	Series 2020-4 Class A1
27,940	2.50%, 05/25/2065(d)	27,234
	Series 2020-5 Class A1
56,992	2.22%, 05/25/2065(d)	54,198
	Series 2021-2 Class A1
157,140	1.03%, 02/25/2066(f)	140,770
	Series 2021-4 Class A1
147,877	0.94%, 07/25/2066(f)	122,072
	Series 2021-5 Class A1
687,727	1.01%, 09/25/2066(f)	584,978
	Series 2021-7 Class A1
328,831	1.83%, 10/25/2066(d)	293,696
	Series 2021-8 Class A1
219,469	1.82%, 11/25/2066(f)	199,439
	Series 2021-R2 Class A1
89,303	0.92%, 02/25/2064(f)	81,482
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-3 Class A1
$ 185,849	4.13%, 02/25/2067(d)	$ 175,647
	Series 2025-2 Class A1
525,000	5.31%, 03/25/2070(d)	524,983
196,279	VOLT CII LLC(b)(d) Series 2021-NP11 Class A1 4.87%, 08/25/2051	196,011
176,047	VOLT CIII LLC(b)(d) Series 2021-CF1 Class A1 4.99%, 08/25/2051	174,829
50,306	VOLT XCIII LLC(b)(d) Series 2021-NPL2 Class A1 5.89%, 02/27/2051	50,288
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	141,937
	Series 2015-NXS1 Class A5
125,397	3.15%, 05/15/2048	124,838
	Series 2024-MGP Class A12
500,000	6.01%, 08/15/2041(b)(c) 1-mo. SOFR + 1.69%	497,207
	Series 2024-MGP Class B12
100,000	6.61%, 08/15/2041(b)(c) 1-mo. SOFR + 2.29%	99,457
830,000	Willowbrook Mall(b) Series 2025-WBRK Class A 5.87%, 03/05/2035	847,701
		53,736,357
U.S. Government Agency — 28.26%
	Connecticut Avenue Securities Trust(b)(c)
	Series 2021-R01 Class 1M2
96,646	5.89%, 10/25/2041 1-mo. SOFR + 1.55%	96,737
	Series 2021-R03 Class 1M2
121,000	5.99%, 12/25/2041 1-mo. SOFR + 1.65%	121,299
	Series 2023-R03 Class 2M2
110,000	8.24%, 04/25/2043 1-mo. SOFR + 3.90%	116,600
	Series 2024-R01 Class 1M2
175,000	6.14%, 01/25/2044 1-mo. SOFR + 1.80%	175,377
	Series 2024-R02 Class 1M2
657,000	6.14%, 02/25/2044 1-mo. SOFR + 1.80%	657,950
	Series 2024-R03 Class 2M2
200,000	6.29%, 03/25/2044 1-mo. SOFR + 1.95%	200,358
	Federal Home Loan Mortgage Corp
69,789	3.00%, 09/01/2027	68,686
1,726	6.00%, 11/01/2033	1,784
6,641	6.00%, 04/01/2035	6,820
5,476	4.50%, 05/01/2035	5,377
19,908	5.50%, 08/01/2035	20,351
10,747	4.50%, 11/01/2035	10,732
2,621	6.50%, 02/01/2036	2,732

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 4,764	4.50%, 03/01/2036	$ 4,678
5,780	6.00%, 03/01/2036	6,027
11,642	5.50%, 06/01/2036	11,863
8,659	5.50%, 08/01/2036	8,820
6,544	7.00%, 08/01/2037	6,836
28,986	5.00%, 04/01/2038	29,239
68,241	5.50%, 05/01/2038	69,428
43,293	4.50%, 03/01/2039	42,764
46,452	4.50%, 05/01/2039	45,942
50,091	4.00%, 09/01/2040	48,181
126,939	5.00%, 09/01/2040	128,050
11,172	4.00%, 09/01/2043	10,567
121,172	4.50%, 04/01/2044	118,792
283,917	4.50%, 12/01/2044	277,281
760,033	3.00%, 02/01/2049	676,765
42,786	3.50%, 07/01/2049	39,166
1,093,717	4.00%, 03/01/2050	1,030,321
1,802,028	4.50%, 03/01/2050	1,742,184
342,123	3.50%, 05/01/2050	311,379
103,027	2.50%, 11/01/2050	87,097
912,133	4.50%, 11/01/2050	875,922
853,683	2.50%, 02/01/2051	715,720
1,322,597	2.00%, 03/01/2051	1,060,643
2,367,747	2.00%, 05/01/2051	1,887,735
2,401,504	2.50%, 05/01/2051	2,028,864
2,725,377	2.50%, 08/01/2051	2,301,568
29,352	2.00%, 09/01/2051	23,446
744,298	2.50%, 09/01/2051	626,194
895,507	2.00%, 11/01/2051	720,886
3,019,167	2.00%, 01/01/2052	2,402,954
496,761	2.00%, 02/01/2052	395,046
29,421	2.00%, 03/01/2052	23,476
998,755	2.00%, 04/01/2052	795,222
617,942	4.50%, 04/01/2052	591,966
1,198,017	2.00%, 06/01/2052	956,883
2,455,085	3.00%, 08/01/2052	2,158,985
697,534	4.50%, 08/01/2052	667,490
298,721	6.00%, 11/01/2052	307,699
808,685	6.00%, 01/01/2053	832,939
1,732,485	4.50%, 05/01/2053	1,685,481
2,731,937	5.50%, 05/01/2054	2,729,061
1,940,884	6.00%, 09/01/2054	1,971,667
3,492,576	5.50%, 01/01/2055	3,495,448
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	185,905
	Series K104 Class X1
962,110	1.11%, 01/25/2030(f)	42,010
	Series K111 Class X1
569,986	1.57%, 05/25/2030(f)	37,467
	Series K112 Class X1
1,117,516	1.43%, 05/25/2030(f)	67,054
	Series K114 Class X1
1,456,185	1.11%, 06/25/2030(f)	70,213
	Series K122 Class X1
442,328	0.87%, 11/25/2030(f)	17,539
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series K-152 Class A2
$ 500,000	3.78%, 11/25/2032(f)	$ 476,237
	Series K-161 Class A2
500,000	4.90%, 10/25/2033(f)	510,934
	Series K510 Class A2
175,000	5.07%, 10/25/2028(f)	178,983
	Series KF153 Class AS
252,922	5.03%, 02/25/2033(c) 1-mo. SOFR + 0.68%	253,736
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
14,301	3.00%, 05/15/2041	13,655
	Series 4097 Class KA
21,907	2.00%, 09/15/2031	21,562
	Series 4142 Class PT
20,020	1.25%, 12/15/2027	19,387
	Series 4146 Class AB
16,217	1.13%, 12/15/2027	15,720
	Series 4961 Class JB
113,806	2.50%, 12/15/2042	103,602
	Series 5170 Class DP
347,216	2.00%, 07/25/2050	302,529
	Series 5502 Class FG
530,139	5.34%, 02/25/2055(c) 1-mo. SOFR + 1.00%	526,020
58,574	Federal Home Loan Mortgage Corp Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	54,368
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c)
	Series 2021-DNA5 Class M2
38,753	5.99%, 01/25/2034 1-mo. SOFR + 1.65%	38,826
	Series 2022-DNA2 Class M2
395,000	8.09%, 02/25/2042 1-mo. SOFR + 3.75%	408,218
	Series 2022-DNA4 Class M1B
250,000	7.69%, 05/25/2042 1-mo. SOFR + 3.35%	259,604
	Series 2022-DNA7 Class M1B
515,000	9.34%, 03/25/2052 1-mo. SOFR + 5.00%	557,917
	Series 2022-HQA3 Class M1B
265,000	7.89%, 08/25/2042 1-mo. SOFR + 3.55%	276,545
	Series 2023-HQA1 Class M1B
160,000	7.84%, 05/25/2043 1-mo. SOFR + 3.50%	169,756

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2023-HQA3 Class A1
$ 92,536	6.19%, 11/25/2043 1-mo. SOFR + 1.85%	$ 93,462
	Series 2024-HQA1 Class M2
200,000	6.34%, 03/25/2044 1-mo. SOFR + 2.00%	200,364
	Series 2024-HQA2 Class A1
400,208	5.59%, 08/25/2044 1-mo. SOFR + 1.25%	400,585
	Federal National Mortgage Association
32,639	4.00%, 07/01/2026	32,423
196,848	3.50%, 01/01/2031	192,848
3,981	4.50%, 08/01/2035	3,908
1,264	6.00%, 02/01/2036	1,284
17,783	5.50%, 03/01/2036	18,143
18,047	6.00%, 03/01/2037	18,659
35,956	6.00%, 08/01/2037	37,393
9,418	6.50%, 08/01/2037	9,755
19,585	2.00%, 07/01/2041	16,723
111,178	4.00%, 10/01/2041	106,914
419,248	3.50%, 08/01/2043	389,685
229,731	4.00%, 01/01/2045	217,928
136,358	3.50%, 08/01/2045	125,998
720,157	4.00%, 08/01/2045	690,310
304,167	4.00%, 10/01/2046	287,907
313,401	3.50%, 01/01/2047	287,638
790,319	4.50%, 11/01/2047	769,885
21,995	4.50%, 01/01/2048	21,338
318,062	4.50%, 04/01/2048	309,613
133,450	4.00%, 02/01/2049	125,753
407,118	3.50%, 07/01/2049	373,026
392,870	4.50%, 07/01/2049	380,931
290,690	3.50%, 08/01/2049	266,094
725,580	3.00%, 12/01/2049	637,409
1,552,396	3.00%, 04/01/2050	1,363,669
434,556	3.50%, 05/01/2050	395,469
675,516	2.50%, 06/01/2050	571,200
203,124	2.50%, 07/01/2050	170,883
784,123	2.50%, 09/01/2050	663,773
2,640,052	2.00%, 10/01/2050	2,117,967
1,758,844	2.00%, 11/01/2050	1,409,107
883,128	2.50%, 01/01/2051	740,690
43,371	2.50%, 02/01/2051	36,668
66,841	2.50%, 03/01/2051	56,577
207,296	2.00%, 04/01/2051	165,465
906,539	2.00%, 05/01/2051	724,714
10,362,077	2.50%, 06/01/2051	8,662,082
1,022,305	3.00%, 07/01/2051	889,102
84,939	2.50%, 09/01/2051	71,763
901,914	2.00%, 10/01/2051	718,637
334,095	2.50%, 10/01/2051	281,962
350,389	2.50%, 11/01/2051	295,640
1,225,899	2.00%, 01/01/2052	978,926
1,765,597	2.00%, 02/01/2052	1,408,365
4,184,043	2.00%, 04/01/2052	3,333,596
4,287,529	2.50%, 04/01/2052	3,567,377
3,641,287	2.00%, 06/01/2052	2,900,206
1,112,943	3.00%, 06/01/2052	970,913
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 63,096	2.00%, 07/01/2052	$ 50,265
819,409	5.50%, 09/01/2052	829,981
1,286,170	4.50%, 12/01/2052	1,232,413
804,251	5.50%, 04/01/2053	810,350
2,930,612	5.50%, 06/01/2053	2,931,603
2,579,820	6.00%, 12/01/2053	2,623,760
4,832,797	6.50%, 01/01/2054	4,992,251
3,491,950	5.50%, 09/01/2054	3,489,567
2,648,625	5.00%, 10/01/2054	2,596,880
2,731,328	5.50%, 12/01/2054	2,728,453
	Federal National Mortgage Association Alternative Credit Enhancement Securities(f)
	Series 2019-M21 Class X3
1,835,575	1.13%, 06/25/2034	114,406
	Series 2020-M2 Class X
4,627,303	0.29%, 01/25/2030	40,896
44,793	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	41,148
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
17,774	1.50%, 09/25/2027	17,283
	Series 2012-18 Class GA
22,238	2.00%, 12/25/2041	20,733
	Series 2012-21 Class PQ
11,858	2.00%, 09/25/2041	11,160
	Series 2012-52 Class PA
20,159	3.50%, 05/25/2042	19,344
	Series 2013-16 Class A
6,347	1.75%, 01/25/2040	6,303
	Series 2013-77 Class BP
6,038	1.70%, 06/25/2043	5,995
	Series 2013-9 Class PT
18,494	1.25%, 02/25/2028	17,865
	Series 2015-48 Class QB
13,668	3.00%, 02/25/2043	13,363
	Series 2015-5 Class EP
58,395	2.00%, 06/25/2043	55,823
	Series 2016-11 Class GA
33,397	2.50%, 03/25/2046	30,885
	Series 2016-38 Class NA
16,911	3.00%, 01/25/2046	15,663
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	252,874
	Series 2017-26 Class CG
13,231	3.50%, 07/25/2044	13,100
	Series 2017-34 Class JK
10,619	3.00%, 05/25/2047	10,360
	Series 2017-35 Class AH
16,374	3.50%, 04/25/2053	16,236
	Series 2017-49 Class JA
19,668	4.00%, 07/25/2053	19,535

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2017-84 Class KA
$ 22,827	3.50%, 04/25/2053	$ 22,541
	Series 2018-23 Class LA
34,336	3.50%, 04/25/2048	32,413
	Series 2018-70 Class HA
32,629	3.50%, 10/25/2056	31,866
	Series 2019-12 Class HA
60,920	3.50%, 11/25/2057	58,443
	Series 2019-14 Class CA
57,299	3.50%, 04/25/2049	54,894
	Series 2019-45 Class PT
54,554	3.00%, 08/25/2049	49,295
	Series 2020-1 Class AC
213,363	3.50%, 08/25/2058	201,008
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	653,756
	Series 2025-11 Class FB
722,723	5.34%, 03/25/2055(c) 1-mo. SOFR + 1.00%	721,734
	Government National Mortgage Association
3,250,000	3.50%, TBA	2,973,511
2,800,000	4.00%, TBA	2,620,929
3,500,000	5.00%, TBA	3,442,397
135,366	4.00%, 02/20/2045	129,457
29,843	3.00%, 12/20/2045	26,846
67,784	4.50%, 01/20/2046	66,276
118,007	4.50%, 06/20/2048	114,787
119,803	4.50%, 07/20/2048	116,522
125,524	4.50%, 09/20/2048	122,073
126,375	4.50%, 10/20/2048	122,894
105,931	4.50%, 01/20/2049	102,731
119,602	4.50%, 02/20/2049	116,285
261,725	3.50%, 12/20/2049	240,433
249,809	3.50%, 01/20/2050	229,489
1,227,107	3.00%, 03/20/2050	1,091,637
554,113	3.50%, 10/20/2050	511,124
1,614,629	2.00%, 12/20/2050	1,321,158
2,645,401	2.50%, 03/20/2051	2,257,472
69,352	3.00%, 03/20/2051	61,584
62,479	3.00%, 06/20/2051	55,370
2,775,983	2.50%, 08/20/2051	2,368,905
202,917	2.50%, 09/20/2051	170,452
2,605,969	3.00%, 10/20/2051	2,309,424
499,286	2.50%, 11/20/2051	423,148
1,860,456	2.00%, 12/20/2051	1,522,304
289,563	2.50%, 12/20/2051	245,406
924,427	3.00%, 05/20/2052	819,232
2,150,020	4.50%, 09/20/2052	2,065,089
920,355	4.50%, 11/20/2052	887,427
837,304	3.50%, 02/20/2053	770,606
2,876,874	5.50%, 05/20/2054	2,884,752
	Series 2013-37 Class LG
16,952	2.00%, 01/20/2042	16,456
	Series 2021-135 Class A
1,488,011	2.00%, 08/20/2051	1,203,598
	Uniform Mortgage-Backed Security(g)
600,000	2.00%, TBA	542,174
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 6,852,000	2.50%, TBA	$ 5,696,998
1,800,000	3.00%, TBA	1,702,573
2,000,000	4.50%, TBA	1,912,935
4,000,000	5.00%, TBA	3,920,202
5,000,000	5.50%, TBA	4,993,353
11,521,000	6.00%, TBA	11,701,211
		165,267,657
TOTAL MORTGAGE-BACKED SECURITIES — 37.45% (Cost $226,187,684)		$219,004,014
MUNICIPAL BONDS AND NOTES
104,119	Commonwealth of Massachusetts 4.11%, 07/15/2031 Series B	103,351
	County of Riverside California
420,000	2.96%,02/15/2027	410,075
420,000	3.07%,02/15/2028	405,709
200,000	District of Columbia 3.43%, 04/01/2042	159,235
	Marshall University
100,000	3.13%,05/01/2028 Series B	96,015
100,000	3.38%,05/01/2031 Series B	92,722
	Maryland Economic Development Corp
270,000	4.97%,11/30/2032	271,931
110,000	5.02%,11/30/2033	110,646
	Metropolitan Transportation Authority Series
115,000	4.75%,11/15/2045 Series C1	115,358
20,000	5.18%,11/15/2049 Series C2	17,997
50,000	New York State Thruway Authority 2.90%, 01/01/2035 Series M	43,806
275,000	New York Transportation Development Corp 4.25%, 09/01/2035	267,727
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028 Series C	379,046
80,000	Regents of The University of California Medical Center 6.55%, 05/15/2048 Series H	86,697
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025 Series A + 1.26%	391,751
575,000	2.15%,07/01/2030 Series A + 2.15%	509,099
	State of California
130,000	7.55%,04/01/2039	157,246
85,000	7.30%,10/01/2039	98,725

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Municipal Bonds and Notes — (continued)
$ 15,000	7.63%,03/01/2040	$ 18,043
TOTAL MUNICIPAL BONDS AND NOTES — 0.64% (Cost $4,011,700)		$3,735,179
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,913,259
760,000	2.85%, 03/28/2034	673,339
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	529,794
600,000	4.75%, 12/10/2032	617,833
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.64% (Cost $4,009,154)		$3,734,225
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
1,524,014(h)	1.75%, 01/15/2034	1,521,687
2,171,606(h)	0.75%, 02/15/2042	1,744,507
13,814(h)	0.63%, 02/15/2043	10,622
1,328,691(h)	1.38%, 02/15/2044	1,156,620
1,018,299(h)	0.75%, 02/15/2045	772,562
402,126(h)	1.00%, 02/15/2046	317,136
802,984(h)	0.25%, 02/15/2050	490,017
1,220,181(h)	1.50%, 02/15/2053	1,015,143
	United States Treasury Note/Bond
5,315,000	1.38%, 08/31/2026(i)(j)	5,127,314
265,000	1.13%, 02/28/2027	251,491
6,585,000	4.25%, 03/15/2027	6,626,413
1,070,000	0.50%, 06/30/2027	992,676
430,000	0.38%, 09/30/2027	394,357
125,000	0.50%, 10/31/2027	114,673
8,765,000	4.13%, 11/15/2027	8,815,330
5,830,000	0.75%, 01/31/2028	5,343,787
2,510,000	1.25%, 05/31/2028	2,314,004
2,870,000	1.25%, 06/30/2028	2,640,064
3,030,000	4.13%, 11/30/2029	3,053,435
11,850,000	1.50%, 02/15/2030	10,571,034
2,540,000	4.00%, 03/31/2030(e)	2,545,159
1,340,000	3.75%, 06/30/2030	1,325,134
1,710,000	4.63%, 09/30/2030	1,762,769
2,130,000	1.25%, 08/15/2031	1,796,938
3,695,000	1.38%, 11/15/2031	3,120,543
2,560,000	4.13%, 03/31/2032	2,567,200
3,620,000	2.75%, 08/15/2032	3,309,755
7,200,000	4.25%, 11/15/2034	7,221,375
2,380,000	4.38%, 05/15/2040	2,362,243
1,500,000	4.00%, 11/15/2042	1,399,277
2,375,000	3.13%, 02/15/2043	1,949,263
1,200,000	3.88%, 05/15/2043	1,095,375
350,000	4.38%, 08/15/2043	341,086
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,566,000	3.63%, 02/15/2044	$ 1,370,250
610,000	3.13%, 08/15/2044	492,003
3,850,000	2.50%, 02/15/2045	2,775,760
3,010,000	2.50%, 02/15/2046	2,140,627
1,620,000	2.25%, 08/15/2046	1,089,577
1,500,000	2.88%, 11/15/2046	1,133,437
1,500,000	3.00%, 02/15/2047	1,155,352
8,546,000	3.00%, 05/15/2047	6,565,731
1,170,000	3.00%, 02/15/2048	891,851
1,580,000	3.13%, 05/15/2048	1,229,870
1,915,000	3.38%, 11/15/2048	1,554,367
1,280,000	2.88%, 05/15/2049	943,450
910,000	2.38%, 11/15/2049	601,986
5,100,000	1.25%, 05/15/2050	2,532,270
2,730,000	1.63%, 11/15/2050	1,486,037
1,365,000	2.25%, 02/15/2052	861,123
870,000	2.88%, 05/15/2052	631,668
3,485,000	3.00%, 08/15/2052	2,595,100
6,331,400	4.00%, 11/15/2052	5,709,884
2,995,000	3.63%, 05/15/2053	2,522,819
3,128,000	4.25%, 08/15/2054	2,952,539
	United States Treasury Strip Coupon(k)
1,842,000	4.07%, 11/15/2029	1,529,136
390,000	4.12%, 08/15/2030	313,129
390,000	4.14%, 11/15/2030	309,713
1,150,000	4.19%, 08/15/2031	882,862
1,510,000	4.20%, 11/15/2031	1,146,220
831,000	4.21%, 05/15/2032	617,339
390,000	4.30%, 08/15/2033	273,030
870,000	4.44%, 08/15/2035	551,715
TOTAL U.S. TREASURY BONDS AND NOTES — 22.39% (Cost $140,457,735)		$130,927,834
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
8,362,515	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 4.29%(m)	8,362,515
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.43% (Cost $8,362,515)		$8,362,515
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 8.79%
	U.S. Treasury Bills(k)
11,445,000	4.23%, 05/13/2025(e)	11,388,738
2,280,000	4.24%, 05/27/2025(e)	2,265,051
11,300,000	4.27%, 06/03/2025	11,216,107
6,450,000	4.23%, 06/05/2025	6,401,166

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,630,000	4.24%, 06/26/2025	$ 7,553,528
5,813,800	4.24%, 07/08/2025	5,747,525
6,921,200	4.24%, 07/15/2025	6,836,606
TOTAL SHORT TERM INVESTMENTS — 8.79% (Cost $51,408,722)		$51,408,721
TOTAL INVESTMENTS — 106.45% (Cost $645,197,110)		$622,559,698
OTHER ASSETS & LIABILITIES, NET — (6.45)%		$(37,727,627)
TOTAL NET ASSETS — 100.00%		$584,832,071
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $106,932,662, representing 18.28% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2025. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan as of March 31, 2025.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	Principal amount of the security is adjusted for inflation.
(i)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of March 31, 2025.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
ICE 3 Month SONIA	42	GBP	13,033	Jun 2025	$1,025
Long Gilt Future	8	GBP	926	Jun 2025	(5,320)
U.S. 10 Year Treasury Note Futures	56	USD	6,228	Jun 2025	20,094
U.S. 10 Year Ultra Treasury Note Futures	31	USD	3,538	Jun 2025	34,696
U.S. 2 Year Treasury Note Futures	38	USD	7,873	Jun 2025	21,999
U.S. 5 Year Treasury Note Futures	256	USD	19,684	Jun 2025	30,101
U.S. Treasury Bond Futures	78	USD	9,148	Jun 2025	110,381
U.S. Ultra Long Term Treasury Bond Futures	98	USD	11,980	Jun 2025	63,820
Short
Euro-Bund Futures	1	EUR	134	Jun 2025	3,110
U.S. 10 Year Treasury Note Futures	29	USD	3,225	Jun 2025	(18,738)
U.S. Ultra Long Term Treasury Bond Futures	34	USD	4,157	Jun 2025	11,454
				Net Appreciation	$272,622
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	350,415	EUR	335,299	04/09/2025	$(12,311)
BB	USD	756,833	EUR	699,189	04/09/2025	452
SSB	USD	917,408	EUR	846,766	04/09/2025	1,379
WES	EUR	216,398	USD	222,768	04/09/2025	11,331
					Net Appreciation	$851
As of March 31, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.IG.42.V1(c)	USD	6,592	$125,952	$120,050	1.00%	06/20/2029	$5,902	0.45%	Quarterly	-
CDX.NA.IG.43(c)	USD	11,600	217,045	250,986	1.00	12/20/2029	(33,941)	0.50	Quarterly	-
			$342,997	$371,036		Net Depreciation	$(28,039)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of March 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annual	3.50%	Annual	USD	470	04/19/2025	$262	$500	$(238)
3.85%	Annual	1-day SOFR	Annual	USD	43,910	03/31/2027	127,524	64,029	63,494
1-day TONA	Annual	0.50%	Annual	JPY	732,000	06/18/2027	39,345	39,940	(595)
4.00%	Annual	6-mo. NIBOR	Semi Annual	NOK	37,700	06/18/2027	(20,252)	(19,935)	(317)
1-day SOFR	Annual	3.50%	Annual	USD	90	06/18/2027	248	251	(3)
3.75%	Annual	1-day SONIA	Annual	GBP	90	06/18/2027	511	365	146
1-day SOFR	Annual	3.25%	Annual	USD	1,230	06/18/2027	9,236	8,226	1,010
2.50%	Annual	6-mo. EURIBOR	Semi Annual	EUR	290	06/18/2027	2,021	986	1,035
1.75%	Annual	1-day ESTRON	Annual	EUR	1,090	06/18/2027	(4,412)	(6,547)	2,135
3.00%	Annual	1-day CORRA	Semi-Annual	CAD	1,020	06/18/2027	9,548	7,135	2,413
2.14%	Annual	3-mo. EURIBOR	Quarterly	EUR	59,110	11/20/2027	(58,631)	7,517	(66,148)
6-mo. EURIBOR	Semi-Annual	2.76%	Annual	EUR	59,110	11/20/2027	71,240	73	71,167
2.50%	Annual	6-mo. EURIBOR	Semi Annual	EUR	2,039	05/14/2028	8,679	(4,416)	13,095
2.32%	Annual	6-mo. EURIBOR	Semi Annual	EUR	4,980	02/25/2029	(13,819)	(8,248)	(5,571)
1-day SOFR	Annual	3.80%	Annual	USD	37,270	08/31/2029	(241,425)	(75,713)	(165,712)
3.50%	Annual	1-day SONIA	Annual	GBP	1,200	06/18/2030	(33,543)	(31,944)	(1,599)
2.50%	Annual	3-mo. STIBOR	Quarterly	SEK	9,290	06/18/2030	(8,405)	(7,450)	(955)
4.00%	Annual	6-mo. NIBOR	Semi Annual	NOK	3,748	06/18/2030	(6,605)	(10,352)	3,748
0.75%	Annual	1-day TONA	Annual	JPY	449,000	06/18/2030	(47,719)	(52,227)	4,508
1-day SOFR	Annual	3.82%	Annual	USD	6,010	01/31/2032	(44,335)	(16,760)	(27,575)
1-day TONA	Annual	1.29%	Annual	JPY	1,105,550	08/02/2034	72,465	10,414	62,051
1-day SOFR	Annual	3.86%	Annual	USD	2,340	11/15/2034	(17,973)	6,363	(24,336)
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	1,950	03/28/2035	4,570	2,358	2,212
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	2,240	05/15/2035	$4,433	$(2,938)	$7,371
1-day TONA	Annual	1.00%	Annual	JPY	870	06/18/2035	184,609	205,223	(20,614)
1-day SOFR	Annual	3.25%	Annual	USD	840	06/18/2035	37,054	42,089	(5,036)
2.75%	Annual	3-mo. STIBOR	Quarterly	SEK	10,140	06/18/2035	(18,070)	(15,592)	(2,478)
3-mo. BBSW	Quarterly	2.85%	Quarterly	AUD	1,060	06/18/2035	4,895	7,054	(2,159)
1-day CORRA	Semi-Annual	3.00%	Semi-Annual	CAD	660	06/18/2035	(9,577)	(7,734)	(1,843)
3.50%	Annual	1-day SONIA	Annual	GBP	180	06/18/2035	(12,590)	(11,970)	(620)
6-mo. NIBOR	Semi-Annual	4.68%	Annual	NOK	970	06/18/2035	707	1,101	(394)
4.25%	Semi-Annual	3-mo. BBR-FRA	Quarterly	NZD	720	06/18/2035	4,119	2,173	1,946
2.50%	Annual	6-mo. EURIBOR	Semi Annual	EUR	240	06/18/2035	(3,887)	(5,874)	1,987
4.25	Annual	1-day SONIA	Annual	GBP	840	09/07/2037	1,629	(4,095)	5,725
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	2,540	01/25/2039	(8,096)	(10,081)	1,985
6-mo. EURIBOR	Semi-Annual	2.35%	Annual	EUR	2,440	03/28/2040	5,885	7,806	(1,921)
6-mo. EURIBOR	Semi-Annual	2.58%	Annual	EUR	6,030	01/25/2044	66,915	16,775	50,140
2.16%	Annual	1-day TONA	Annual	JPY	1,403,720	08/02/2044	(137,641)	(67,284)	(70,357)
1-day SOFR	Annual	4.16%	Annual	USD	3,955	03/19/2045	(125,086)	(1,705)	(123,380)
2.50%	Annual	6-mo. EURIBOR	Semi Annual	EUR	510	06/18/2045	(22,384)	(25,122)	2,738
2.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	3,560	01/25/2049	(43,618)	13,344	(56,962)
1-day SOFR	Annual	2.88%	Annual	USD	440	03/15/2053	72,998	4,496	68,502
1-day SOFR	Annual	2.97%	Annual	USD	1,235	03/15/2053	185,982	(1,266)	187,248
6-mo. EURIBOR	Semi-Annual	2.75%	Annual	EUR	726	05/17/2053	36,496	3,212	33,284
1-day SOFR	Annual	3.25%	Annual	USD	365	06/21/2053	37,590	1,012	36,578
1-day SOFR	Annual	3.59%	Annual	USD	670	09/20/2053	29,833	761	29,072
6-mo. EURIBOR	Semi-Annual	2.82%	Annual	EUR	1,562	11/10/2053	1,090	(42,077)	43,167
2.53%	Annual	1-day ESTRON	Annual	EUR	780	03/19/2056	(4,913)	(5,028)	115
6-mo. EURIBOR	Semi-Annual	2.42%	Annual	EUR	780	03/19/2056	5,291	4,341	950
6-mo. EURIBOR	Semi-Annual	2.76%	Annual	EUR	300	06/18/2075	42,390	43,087	(697)
							$184,584	$66,273	$118,312
Abbreviations
BA	Bank of America Corp
BB	Barclays Bank PLC
BBR-FRA	New Zealand Dollar Bank Bill Rate-Forward Rate Agreement Basis Swap
BBSW	Australian Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
WES	Westpac Banking
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.01%
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	$ 400,746
500,000	AMSR Trust(b) Series 2019-SFR1 Class B 3.02%, 01/19/2039	485,643
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	378,262
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	293,271
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1 6.07%, 07/15/2036 3-mo. SOFR + 1.77%	545,328
91,858	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	88,816
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2023-1A Class B
111,848	5.45%, 04/20/2048	109,504
	Series 2023-2A Class A2
502,000	5.56%, 11/20/2048	503,180
212,000	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	214,714
1,232,000	Ford Auto Securitization Trust II(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	880,998
550,000	Invesco US Ltd(b)(c) Series 2023-3A Class A 6.10%, 07/15/2036 3-mo. SOFR + 1.80%	551,167
187,818	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	192,143
216,397	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	210,363
539,672	Octagon Ltd(b)(c) Series 2023-2A Class A 6.14%, 04/20/2036 3-mo. SOFR + 1.85%	539,863
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	943,495
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A 6.20%, 07/15/2036 3-mo. SOFR + 1.90%	575,351
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	560,645
Principal Amount(a)		Fair Value
Non-Agency — (continued)
213,333	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	$ 198,878
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	157,265
90,218	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	91,164
723,833	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	665,226
807,525	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	812,129
565,682	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	557,065
315,724	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	302,648
574,000	Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.32%, 03/16/2048	580,584
		10,838,448
U.S. Government Agency — 0.04%
236,607	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	228,980
TOTAL ASSET-BACKED SECURITIES — 2.05% (Cost $11,050,939)		$11,067,428
CORPORATE BONDS AND NOTES
Basic Materials — 0.24%
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	547,021
220,000	6.30%, 09/08/2053	218,287
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	203,409
200,000	POSCO(b)(d) 5.75%, 01/17/2028	205,193
124,000	Rio Tinto Finance USA PLC 5.75%, 03/14/2055	124,206
		1,298,116

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — 0.69%
	Charter Communications Operating LLC / Charter Communications Operating Capital
480,000	6.55%, 06/01/2034	$ 493,763
1,633,000	4.80%, 03/01/2050	1,231,174
924,000	3.85%, 04/01/2061	561,201
314,000	NBN Co Ltd EUR, 4.38%, 03/15/2033	360,021
700,000	TDF Infrastructure SASU EUR, 5.63%, 07/21/2028	803,547
246,000	Verizon Communications Inc EUR, 3.50%, 06/28/2032	265,350
		3,715,056
Consumer, Cyclical — 0.53%
	Alimentation Couche-Tard Inc(b)
400,000	EUR, 3.65%, 05/12/2031	432,732
300,000	EUR, 4.01%, 02/12/2036	318,503
523,000	Aptiv Swiss Holdings Ltd EUR, 4.25%, 06/11/2036	554,458
200,000	Ford Motor Credit Co LLC 7.12%, 11/07/2033	204,384
	General Motors Financial Co Inc
273,000	5.63%, 04/04/2032	270,013
270,000	6.10%, 01/07/2034	271,096
120,000	5.45%, 09/06/2034	115,698
200,000	Kering SA EUR, 3.38%, 03/11/2032	211,450
100,000	Volkswagen International Finance NV(e) EUR, 3.88%, Perpetual	106,246
317,000	Volkswagen Leasing GmbH EUR, 4.75%, 09/25/2031	360,111
		2,844,691
Consumer, Non-Cyclical — 2.55%
530,000	AA Bond Co Ltd GBP, 5.50%, 07/31/2027	684,501
600,000	ASTM SpA EUR, 2.38%, 11/25/2033	569,239
	Autostrade per l'Italia SpA
1,556,000	EUR, 2.00%, 01/15/2030	1,575,960
629,000	EUR, 2.25%, 01/25/2032	614,862
349,000	EUR, 4.63%, 02/28/2036	380,012
600,000	Bayer AG EUR, 7.00%, 09/25/2083	685,360
635,000	Becton Dickinson & Co EUR, 3.83%, 06/07/2032	695,021
	CVS Health Corp
360,000	5.05%, 03/25/2048	307,204
505,000	6.05%, 06/01/2054	489,966
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	887,574
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	583,306
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
313,000	Kraft Heinz Foods Co 5.20%, 03/15/2032	$ 316,465
379,000	Kroger Co 5.65%, 09/15/2064	357,898
	Mars Inc(b)
580,000	5.00%, 03/01/2032	582,507
430,000	5.65%, 05/01/2045	430,936
280,000	5.70%, 05/01/2055	279,763
	Medtronic Inc
700,000	EUR, 4.15%, 10/15/2043	755,519
498,000	EUR, 4.15%, 10/15/2053	522,566
100,000	Merck KGaA EUR, 3.88%, 08/27/2054	107,725
	MSD Netherlands Capital BV
266,000	EUR, 3.50%, 05/30/2037	280,730
272,000	EUR, 3.75%, 05/30/2054	268,431
680,000	Pfizer Investment Enterprises Pte Ltd 5.30%, 05/19/2053	645,642
670,000	Royalty Pharma PLC 5.90%, 09/02/2054	640,923
500,000	Sartorius Finance BV EUR, 4.88%, 09/14/2035	574,489
150,000	Thermo Fisher Scientific Finance I BV EUR, 1.63%, 10/18/2041	113,650
646,000	Viatris Inc 4.00%, 06/22/2050	423,676
		13,773,925
Energy — 3.25%
243,000	Diamondback Energy Inc 5.75%, 04/18/2054	229,091
480,000	Enbridge Inc 8.50%, 01/15/2084	528,673
	Eni SpA(b)
336,000	5.50%, 05/15/2034	338,703
631,000	5.95%, 05/15/2054	617,130
	Petroleos Mexicanos
8,303,000	EUR, 4.75%, 02/26/2029	8,250,945
6,088,000	6.95%, 01/28/2060	4,155,086
320,000	Raizen Fuels Finance SA(b) 6.45%, 03/05/2034	323,355
440,000	South Bow Canadian Infrastructure Holdings Ltd(b) 7.50%, 03/01/2055	445,158
	South Bow USA Infrastructure Holdings LLC(b)
487,000	5.58%, 10/01/2034	476,831
452,000	6.18%, 10/01/2054	431,562
540,000	Var Energi ASA EUR, 7.86%, 11/15/2083	636,584
800,000	Wintershall Dea Finance 2 BV(e) EUR, 3.00%, Perpetual	804,445
400,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	374,387
		17,611,950

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — 6.56%
700,000	Aareal Bank AG EUR, 5.63%, 12/12/2034	$ 762,073
900,000	ABN AMRO Bank NV(b) 5.52%, 12/03/2035	902,389
353,000	Alexandria Real Estate Equities Inc REIT 5.25%, 05/15/2036	344,304
766,000	Athora Netherlands NV EUR, 5.38%, 08/31/2032	851,611
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	1,590,686
600,000	Banque Federative du Credit Mutuel SA EUR, 4.75%, 11/10/2031	686,470
320,000	Barclays PLC(e) GBP, 9.25%, Perpetual	437,656
	BNP Paribas SA
200,000	EUR, 6.88%, Perpetual(e)	228,155
789,000	7.75%, Perpetual(b)(e)	812,675
900,000	EUR, 4.75%, 11/13/2032 3-mo. EURIBOR + 1.60%	1,026,656
	BPCE SA
600,000	EUR, 4.50%, 01/13/2033	674,214
1,400,000	EUR, 2.13%, 10/13/2046	1,314,909
1,290,000	Citadel Finance LLC(b) 5.90%, 02/10/2030	1,280,757
1,190,000	Citizens Financial Group Inc 5.84%, 01/23/2030	1,222,321
440,000	Comerica Inc 5.98%, 01/30/2030	447,112
	Commerzbank AG(e)
800,000	EUR, 6.13%, Perpetual	871,530
400,000	EUR, 6.50%, Perpetual	447,660
400,000	Cooperatieve Rabobank UA(e) EUR, 4.88%, Perpetual	421,401
1,100,000	Credit Agricole SA EUR, 4.38%, 11/27/2033	1,233,782
	Deutsche Bank AG
900,000	EUR, 1.75%, 11/19/2030 3-mo. EURIBOR + 2.05%	897,003
300,000	EUR, 5.63%, 05/19/2031	330,417
560,000	Discover Financial Services 7.96%, 11/02/2034	640,089
260,000	Eurobank Ergasias Services & Holdings SA EUR, 6.25%, 04/25/2034	299,797
880,000	First Citizens BancShares Inc 6.25%, 03/12/2040	863,493
440,000	Goldman Sachs Group Inc 5.02%, 10/23/2035	427,835
392,000	Huntington Bancshares Inc 6.14%, 11/18/2039	394,751
500,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	566,170
	Intesa Sanpaolo SpA
1,120,000	EUR, 7.75%, Perpetual(e)	1,277,668
650,000	8.25%, 11/21/2033(b)	746,364
400,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	458,979
714,000	JPMorgan Chase & Co 5.34%, 01/23/2035	721,602
Principal Amount(a)		Fair Value
Financial — (continued)
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	$ 1,035,857
790,000	Nasdaq Inc EUR, 4.50%, 02/15/2032	902,015
700,000	P3 Group SARL EUR, 4.00%, 04/19/2032	749,428
	Raiffeisen Bank International AG
300,000	EUR, 4.63%, 08/21/2029 3-mo. EURIBOR + 1.95%	334,896
600,000	EUR, 2.88%, 06/18/2032	632,921
267,000	Reinsurance Group of America Inc 6.65%, 09/15/2055	262,902
635,000	RLGH Finance Bermuda Ltd 8.25%, 07/17/2031	702,672
840,000	SBA Tower Trust REIT(b) 1.88%, 01/15/2026	819,284
350,000	Societe Generale SA(b)(e) 9.38%, Perpetual	369,007
366,000	Truist Financial Corp 5.12%, 01/26/2034	359,420
1,932,000	UBS Group AG EUR, 7.75%, 03/01/2029	2,351,960
903,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT(b) 4.75%, 09/17/2044	742,085
	WEA Finance LLC REIT(b)
960,000	2.88%, 01/15/2027	927,869
125,000	4.13%, 09/20/2028	121,618
90,000	4.63%, 09/20/2048	72,649
	Wells Fargo & Co
200,000	5.39%, 04/24/2034	201,381
690,000	5.56%, 07/25/2034	702,130
429,000	WP Carey Inc REIT EUR, 3.70%, 11/19/2034	442,170
557,000	Zions Bancorp NA 6.82%, 11/19/2035	568,271
		35,479,064
Industrial — 1.44%
400,000	Abertis Infraestructuras Finance BV(e) EUR, 3.25%, Perpetual	430,099
1,200,000	Aena SME SA EUR, 4.25%, 10/13/2030	1,360,177
768,000	Amcor UK Finance PLC EUR, 3.95%, 05/29/2032	830,881
350,000	Canadian Pacific Railway Co 3.10%, 12/02/2051	227,797
300,000	Cellnex Finance Co SA EUR, 2.00%, 09/15/2032	287,855
800,000	Cellnex Telecom SA EUR, 1.75%, 10/23/2030	787,967
	Deutsche Bahn Finance GmbH
892,000	EUR, 1.88%, 05/24/2030	918,418
620,000	EUR, 1.63%, 08/16/2033	599,510
534,000	EUR, 1.38%, 03/03/2034	493,512

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
320,000	EUR, 0.63%, 04/15/2036	$ 257,167
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	379,550
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	525,714
106,000	Honeywell International Inc EUR, 4.13%, 11/02/2034	117,636
538,000	Tyco Electronics Group SA EUR, 3.25%, 01/31/2033	571,194
		7,787,477
Technology — 0.86%
	Foundry JV Holdco LLC(b)
640,000	6.25%, 01/25/2035	664,670
640,000	6.10%, 01/25/2036	655,228
402,000	Hewlett Packard Enterprise Co 4.85%, 10/15/2031	397,845
	Intel Corp
450,000	5.70%, 02/10/2053	413,639
794,000	5.60%, 02/21/2054(d)	722,061
1,074,000	Oracle Corp 3.65%, 03/25/2041	833,385
1,000,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	973,922
		4,660,750
Utilities — 2.39%
180,000	AES Corp 5.80%, 03/15/2032	181,882
500,000	Amprion GmbH EUR, 3.63%, 05/21/2031	547,258
390,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	375,209
1,785,000	Duke Energy Carolinas LLC 4.85%, 01/15/2034	1,761,472
	Electricite de France SA
400,000	EUR, 7.50%, Perpetual(e)	474,094
100,000	EUR, 4.63%, 01/25/2043	106,541
1,000,000	EUR, 2.00%, 12/09/2049	654,383
1,300,000	EnBW International Finance BV EUR, 4.30%, 05/23/2034	1,461,510
580,000	Enel Finance International NV EUR, 0.88%, 01/17/2031	545,318
	Engie SA
400,000	EUR, 4.25%, 09/06/2034	446,997
400,000	EUR, 4.50%, 09/06/2042	435,625
510,000	ESB Finance Designated Activity Co EUR, 3.75%, 01/25/2043	522,562
859,000	Northumbrian Water Finance PLC GBP, 6.38%, 10/28/2034	1,132,217
	RWE Finance US LLC(b)
460,000	5.88%, 04/16/2034	468,464
440,000	6.25%, 04/16/2054	438,105
Principal Amount(a)		Fair Value
Utilities — (continued)
146,000	Severn Trent Utilities Finance PLC GBP, 5.25%, 04/04/2036	$ 179,478
	Suez SACA
200,000	EUR, 5.00%, 11/03/2032	232,989
400,000	EUR, 4.50%, 11/13/2033	452,019
411,000	United Utilities Water Finance PLC , 3.75%, 05/23/2034	435,746
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	1,028,603
834,000	4.30%, 07/15/2029	807,237
200,000	Yorkshire Water Finance PLC GBP, 6.60%, 04/17/2031	267,986
		12,955,695
TOTAL CORPORATE BONDS AND NOTES — 18.51% (Cost $101,441,746)		$100,126,724
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp 4.38%, 04/17/2026	359,915
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,700,562
500,000	AUD, 3.00%, 03/21/2047	232,551
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	90,584
	Brazil Notas do Tesouro Nacional Serie F
32,720(f)	BRL, 10.00%, 01/01/2033	4,654,337
24,252(f)	BRL, 10.00%, 01/01/2035	3,330,078
	Bundesrepublik Deutschland Bundesanleihe
3,651,000	EUR, 2.40%, 11/15/2030	3,950,629
325,000	EUR, 1.70%, 08/15/2032	332,337
1,561,000	EUR, 2.30%, 02/15/2033	1,655,196
314,000	EUR, 4.75%, 07/04/2040	411,955
145,000	EUR, 3.25%, 07/04/2042	161,374
903,000	EUR, 2.50%, 07/04/2044	899,540
130,000	EUR, 3.01%, 08/15/2050	65,926
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,525,491
100,000	CAD, 3.25%, 12/01/2034	70,665
2,425,000	CAD, 1.75%, 12/01/2053	1,204,032
	China Government Bond
3,530,000	CNY, 3.81%, 09/14/2050	650,493
850,000	CNY, 3.00%, 10/15/2053	139,908
2,000,000	CNY, 3.73%, 05/25/2070	397,331
	Colombian TES
48,520,699,648	COP, 6.00%, 04/28/2028	10,291,329
8,999,999,488	COP, 13.25%, 02/09/2033	2,276,879
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	270,619
	European Union
830,000	EUR, 3.13%, 12/04/2030	916,360
1,474,000	EUR, 0.20%, 06/04/2036	1,139,921
810,247	EUR, 3.00%, 03/04/2053	745,405

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	$ 778,349
150,000	EUR, 3.00%, 09/15/2033	162,286
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	1,116,282
2,400,000	EUR, 3.00%, 05/25/2033	2,556,920
319,000	EUR, 3.00%, 11/25/2034	333,935
1,475,000	EUR, 4.00%, 10/25/2038	1,652,942
650,000	EUR, 3.25%, 05/25/2055	602,223
	Hellenic Republic Government Bond(b)
3,171,000	EUR, 3.63%, 06/15/2035	3,452,013
361,000	EUR, 4.38%, 07/18/2038	410,708
1,755,000	EUR, 4.13%, 06/15/2054	1,844,136
70,000	Hungary Government Bond HUF, 2.25%, 04/20/2033	135
	Iceland Rikisbref
150,051,888	ISK, 6.50%, 01/24/2031	1,115,070
141,644,768	ISK, 7.00%, 09/17/2035	1,096,757
286,078,016	ISK, 4.50%, 02/17/2042	1,715,494
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	1,139,377
12,050,000,128	IDR, 7.50%, 04/15/2040	741,695
450,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	470,731
	Italy Buoni Poliennali Del Tesoro
5,250,000	EUR, 4.40%, 05/01/2033	6,037,725
1,652,000	EUR, 0.95%, 03/01/2037(b)	1,285,147
100,000	EUR, 2.45%, 09/01/2050(b)	76,259
394,000	EUR, 2.15%, 09/01/2052(b)	274,637
699,000	EUR, 2.15%, 03/01/2072(b)	437,165
	Japan Government Forty Year Bond
328,600,000	JPY, 1.00%, 03/20/2062	1,361,371
1,562,349,952	JPY, 2.20%, 03/20/2064	9,259,519
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,400,215
600,000,000	JPY, 0.10%, 12/20/2027	3,916,141
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	3,484,337
163,700,000	JPY, 0.80%, 12/20/2047	800,601
23,950,000	JPY, 0.70%, 12/20/2050	107,729
606,049,984	JPY, 1.60%, 12/20/2053	3,317,092
880,000,016	JPY, 2.20%, 06/20/2054	5,527,413
444,300,000	JPY, 2.10%, 09/20/2054	2,726,673
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	2,894,551
360,800,000	JPY, 1.40%, 12/20/2042	2,154,528
159,000,000	JPY, 1.10%, 03/20/2043	898,760
	Kingdom of Belgium Government Bond(b)
1,518,000	EUR, 3.00%, 06/22/2033	1,636,254
750,000	EUR, 3.30%, 06/22/2054	718,954
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Korea Treasury Bond
1,219,000,064	KRW, 3.13%, 09/10/2052	$ 908,710
857,000,000	KRW, 3.25%, 03/10/2053	654,027
4,710,000	Malaysia Government Bond MYR, 4.64%, 11/07/2033	1,129,211
	Mexican Bonos
795,000(g)	MXN, 5.50%, 03/04/2027	3,673,138
412,000(g)	MXN, 7.50%, 06/03/2027	1,969,555
1,356,500(g)	MXN, 8.50%, 03/01/2029	6,532,703
4,220,000	Mexico Government International Bond EUR, 4.00%, 03/15/2115	2,971,718
1,300,000	Netherlands Government Bond(b) EUR, 2.50%, 07/15/2034	1,362,659
	New South Wales Treasury Corp
1,961,000	AUD, 2.00%, 03/08/2033	999,726
989,000	AUD, 4.75%, 02/20/2035	603,079
1,060,400	AUD, 4.25%, 02/20/2036	610,228
	New Zealand Government Bond
6,358,000	NZD, 2.00%, 05/15/2032	3,098,466
7,675,000	NZD, 3.50%, 04/14/2033	4,086,748
6,580,000	NZD, 4.25%, 05/15/2034	3,664,102
393,000	Peru Government Bond(d) PEN, 6.15%, 08/12/2032	107,343
320,000	Peruvian Government International Bond(b) PEN, 7.60%, 08/12/2039	90,094
500,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 2.88%, 10/20/2034	527,095
1,032,000	Province of Ontario Canada CAD, 4.15%, 12/02/2054	708,206
	Queensland Treasury Corp
846,000	AUD, 2.00%, 08/22/2033	422,524
942,000	AUD, 1.75%, 07/20/2034(b)	443,671
	Republic of Austria Government Bond(b)
1,480,000	EUR, 2.90%, 05/23/2029	1,628,189
1,100,000	EUR, 2.90%, 02/20/2034	1,178,024
	Republic of Poland Government Bond
2,312,000	PLN, 3.25%, 07/25/2025(d)	593,847
1,325,000	PLN, 6.00%, 10/25/2033	349,698
639,000	Republic of Poland Government International Bond 5.50%, 03/18/2054	599,438
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026	2,406,338
680,000	6.63%, 02/17/2028(b)	698,071
654,000	EUR, 2.88%, 05/26/2028	681,626
1,450,000	EUR, 5.50%, 09/18/2028(b)	1,625,118
151,000	EUR, 2.50%, 02/08/2030	146,099
98,000	EUR, 3.62%, 05/26/2030	98,871
911,000	EUR, 1.75%, 07/13/2030	822,502
584,000	EUR, 2.12%, 07/16/2031	516,431

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,104,000	EUR, 5.13%, 09/24/2031(b)	$ 2,197,664
409,000	EUR, 2.00%, 01/28/2032	350,166
919,000	EUR, 5.25%, 05/30/2032(b)	957,131
2,901,000	EUR, 5.88%, 07/11/2032(b)	3,099,702
1,894,000	EUR, 2.00%, 04/14/2033	1,523,648
318,000	6.38%, 01/30/2034	306,958
716,000	EUR, 3.75%, 02/07/2034	641,916
362,000	EUR, 3.88%, 10/29/2035	317,111
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,088,763
1,404,000	EUR, 5.63%, 02/22/2036	1,403,694
298,000	EUR, 3.38%, 02/08/2038	233,651
2,579,000	EUR, 2.63%, 12/02/2040	1,681,849
2,724,000	EUR, 2.88%, 04/13/2042	1,786,513
849,000	EUR, 4.63%, 04/03/2049	680,209
1,527,000	EUR, 3.38%, 01/28/2050	986,696
	Saudi Government International Bond(b)
473,000	EUR, 3.38%, 03/05/2032	504,632
590,000	5.63%, 01/13/2035	606,638
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	493,904
2,455,000	Slovakia Government Bond EUR, 1.00%, 10/13/2051	1,327,735
	Spain Government Bond(b)
3,175,000	EUR, 0.70%, 04/30/2032	2,940,448
2,648,000	EUR, 2.35%, 07/30/2033	2,699,333
1,060,000	EUR, 3.25%, 04/30/2034	1,145,691
1,440,000	EUR, 3.45%, 10/31/2034	1,573,270
241,000	EUR, 1.00%, 10/31/2050	137,577
4,400,000	Sweden Government Bond SEK, 2.25%, 05/11/2035	422,611
	Swiss Confederation Government Bond
1,410,000	CHF, 0.50%, 06/27/2032	1,603,091
930,000	CHF, 3.50%, 04/08/2033	1,304,321
22,850,000	Thailand Government Bond THB, 2.00%, 12/17/2031	679,264
	Treasury Corp of Victoria
973,000	AUD, 2.00%, 09/17/2035	449,267
4,733,000	AUD, 4.75%, 09/15/2036	2,808,250
	United Kingdom Gilt
2,950,000	GBP, 4.50%, 06/07/2028	3,847,754
600,000	GBP, 1.63%, 10/22/2028	713,852
569,541	GBP, 4.75%, 12/07/2030	754,974
1,750,000	GBP, 3.25%, 01/31/2033	2,074,709
1,475,000	GBP, 4.25%, 07/31/2034	1,851,857
2,729,140	GBP, 3.50%, 01/22/2045	2,786,737
2,000,000	GBP, 1.25%, 07/31/2051	1,129,253
10,720,000	GBP, 1.50%, 07/31/2053	6,285,437
10,475,000	GBP, 4.38%, 07/31/2054	11,707,119
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 40.85% (Cost $242,850,685)		$220,988,191
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.54%
349,135	A&D Mortgage Trust(b)(h) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	$ 350,581
	COLT Mortgage Loan Trust(b)(h)
	Series 2023-2 Class A1
212,154	6.60%, 07/25/2068	213,837
	Series 2023-4 Class A1
533,494	7.16%, 10/25/2068	541,438
462,372	New Residential Mortgage Loan Trust(b)(i) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	410,921
723,000	Sequoia Logistics Designated Activity Company(b)(c) Series 2025-1A Class B EUR, 4.29%, 02/17/2037 3-mo. EURIBOR + 1.75%	782,982
171,162	Tower Bridge Funding PLC(c) Series 2021-2 GBP, 5.26%, 11/20/2063 1-day SONIA + 0.78%	221,203
	Verus Securitization Trust(b)(h)
	Series 2023-4 Class A1
197,264	5.81%, 05/25/2068	197,456
	Series 2023-5 Class A1
213,947	6.48%, 06/25/2068	215,491
		2,933,909
U.S. Government Agency — 13.72%
	Federal Home Loan Mortgage Corp
688,527	3.00%, 05/01/2050	604,927
1,042,429	2.50%, 10/01/2050	881,642
1,733,701	2.50%, 02/01/2052	1,463,376
140,585	3.00%, 07/01/2052	122,954
603,840	3.50%, 08/01/2052	551,892
2,369,343	5.00%, 04/01/2053	2,327,137
2,857,401	5.50%, 09/01/2053	2,892,647
1,153,181	5.50%, 06/01/2054	1,160,872
1,739,155	5.50%, 07/01/2054	1,755,432
2,266,577	6.00%, 09/01/2054	2,318,666
678,469	5.00%, 10/01/2054	667,651
1,474,849	6.00%, 11/01/2054	1,510,009
1,499,843	6.00%, 01/01/2055	1,542,144
207,078	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series KC02 Class A2 3.37%, 07/25/2025	206,150
	Federal National Mortgage Association
2,504,208	3.00%, 06/01/2050	2,210,397
457,483	3.50%, 08/01/2050	417,145
3,566,913	2.50%, 09/01/2050	3,036,406
1,677,334	2.50%, 12/01/2051	1,419,196
1,902,744	2.50%, 04/01/2052	1,606,177
1,402,343	4.00%, 06/01/2052	1,309,036
1,203,239	4.50%, 06/01/2052	1,152,906

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
1,626,242	3.50%, 08/01/2052	$ 1,488,321
1,293,275	5.50%, 10/01/2052	1,297,307
762,289	5.50%, 06/01/2054	766,016
1,435,199	6.00%, 06/01/2054	1,470,685
1,741,279	5.00%, 09/01/2054	1,710,017
1,043,121	5.50%, 09/01/2054	1,048,737
2,013,389	5.00%, 10/01/2054	1,981,289
2,395,851	5.50%, 10/01/2054	2,411,830
1,572,730	6.00%, 01/01/2055	1,623,251
	Government National Mortgage Association
1,430,000	2.50%, TBA	1,219,564
2,210,000	3.50%, TBA	2,021,988
5,220,000	6.00%, TBA	5,297,731
3,500,000	6.50%, TBA	3,582,767
431,982	4.50%, 01/20/2050	417,343
486,027	4.00%, 05/20/2050	458,943
	Uniform Mortgage-Backed Security(j)
6,100,000	2.00%, TBA	4,846,924
3,790,000	2.50%, TBA	3,151,142
6,290,000	3.00%, TBA	5,450,682
2,170,000	5.50%, TBA	2,167,116
2,620,000	6.00%, TBA	2,660,982
		74,229,397
TOTAL MORTGAGE-BACKED SECURITIES — 14.26% (Cost $77,463,136)		$77,163,306
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
21,590,000	3.13%, 08/15/2025	21,496,724
1,400,000	4.25%, 12/31/2026	1,407,219
9,475,000	4.13%, 02/28/2027	9,510,901
2,990,000	2.25%, 11/15/2027	2,868,298
530,000	5.50%, 08/15/2028	557,908
9,950,000	3.50%, 09/30/2029	9,769,268
9,170,000	3.88%, 11/30/2029	9,142,060
5,850,000	4.13%, 11/30/2029	5,895,246
13,275,000	4.38%, 12/31/2029	13,516,128
6,000,000	4.00%, 02/28/2030	6,013,593
6,180,000	1.63%, 05/15/2031	5,378,290
5,000,000	4.13%, 11/30/2031	5,015,820
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
1,770,000	2.75%, 08/15/2032	$ 1,618,305
1,790,000	3.50%, 02/15/2033	1,714,624
463,000	4.50%, 11/15/2033	474,068
6,900,000	3.88%, 08/15/2034	6,725,344
12,650,000	4.25%, 11/15/2034	12,687,555
6,180,000	1.13%, 05/15/2040	3,910,540
2,225,000	4.13%, 08/15/2044	2,084,547
6,400,000	1.25%, 05/15/2050	3,177,750
817,000	4.13%, 08/15/2053	752,853
TOTAL U.S. TREASURY BONDS AND NOTES — 22.87% (Cost $122,651,356)		$123,717,041
Shares
EXCHANGE TRADED FUNDS
75,770	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,235,442

TOTAL EXCHANGE TRADED FUNDS — 1.52% (Cost $8,131,613)		$8,235,442
GOVERNMENT MONEY MARKET MUTUAL FUNDS
844,912	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(k),4.29%(l)	844,912

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.16% (Cost $844,912)		$844,912
TOTAL PURCHASED OPTIONS — 0.00%(m) (Cost $23,202)		$8,595
TOTAL INVESTMENTS — 100.22% (Cost $564,457,589)		$542,151,639
OTHER ASSETS & LIABILITIES, NET — (0.22)%		$(1,213,930)
TOTAL NET ASSETS — 100.00%		$540,937,709

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $73,951,667, representing 13.67% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(d)	All or a portion of the security is on loan as of March 31, 2025.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2025. Maturity date disclosed represents final maturity date.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	Collateral received for securities on loan.
(l)	Rate shown is the 7-day yield as of March 31, 2025.
(m)	Represents less than 0.005% of net assets.
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Commonwealth Treasury Bond Futures	8	AUD	765	Jun 2025	$3,339
Canadian 10 Year Bond Futures	199	CAD	24,706	Jun 2025	128,080
Euro-Bobl Futures	53	EUR	6,243	Jun 2025	(53,690)
Euro-BTP Futures	97	EUR	11,399	Jun 2025	(58,514)
Euro-Bund Futures	90	EUR	11,595	Jun 2025	(151,956)
Euro-Buxl 30 Year Bond Futures	26	EUR	3,101	Jun 2025	(252,294)
Euro-OAT Futures	4	EUR	491	Jun 2025	(14,043)
Euro-Schatz Futures	224	EUR	23,958	Jun 2025	(17,962)
Long Gilt Future	7	GBP	642	Jun 2025	(7,409)
U.S. 10 Year Treasury Note Futures	51	USD	5,672	Jun 2025	60,587
U.S. 5 Year Treasury Note Futures	350	USD	37,855	Jun 2025	395,239
U.S. Treasury Bond Futures	49	USD	5,747	Jun 2025	(3,655)
U.S. Ultra Long Term Treasury Bond Futures	25	USD	3,056	Jun 2025	(30,469)
Short
10 Year Commonwealth Treasury Bond Futures	86	AUD	8,220	Jun 2025	(25,087)
3-mo. EURIBOR Futures	522	EUR	127,936	Dec 2025	(151,739)
Euro-Bobl Futures	25	EUR	2,945	Jun 2025	26,178
Euro-Bund Futures	53	EUR	6,828	Jun 2025	191,995
Euro-Buxl 30 Year Bond Futures	75	EUR	8,945	Jun 2025	413,138
Euro-OAT Futures	15	EUR	1,840	Jun 2025	1,756
Japan 10 Year Bond Futures	31	JPY	4,290,400	Jun 2025	(76,033)
Long Gilt Futures	5	GBP	458	Jun 2025	(819)
U.S. 10 Year Ultra Treasury Note Futures	93	USD	10,614	Jun 2025	(53,334)
U.S. 2 Year Treasury Note Futures	32	USD	6,630	Jun 2025	(10,071)
U.S. Ultra Long Term Treasury Bond Futures	71	USD	8,680	Jun 2025	(154,292)
				Net Appreciation	$158,945
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
AZB	THB	7,344,372	USD	212,759	04/08/2025	$3,750
BA	CNY	28,728,905	USD	3,970,000	04/07/2025	(8,990)
BA	COP	2,898,402,558	USD	706,238	04/07/2025	(13,876)
BA	EUR	4,030,000	USD	4,238,935	04/07/2025	120,267
BA	EUR	268,000	USD	281,435	04/16/2025	8,590
BA	JPY	366,446,160	EUR	2,280,000	04/07/2025	7,957
BA	KRW	377,771,000	USD	260,336	04/16/2025	(3,707)
BA	MXN	158,447,394	USD	7,729,268	04/07/2025	5,512
BA	USD	246,977	CAD	353,524	04/16/2025	1,146
BA	USD	3,921,585	CNY	28,774,958	04/07/2025	(45,775)
BA	USD	720,000	COP	2,977,920,000	04/07/2025	8,642
BA	USD	104,436	EUR	96,000	04/11/2025	573
BA	USD	4,446,311	EUR	4,103,000	04/16/2025	6,116
BA	USD	2,859,243	JPY	424,607,667	04/07/2025	26,084
BA	USD	417,341	NZD	717,000	04/11/2025	10,174
BA	USD	180,413	PLN	752,499	04/07/2025	(13,832)
BB	AUD	8,640,676	USD	5,351,008	04/07/2025	48,232
BB	AUD	190,000	USD	121,050	04/11/2025	(2,325)
BB	AUD	228,000	USD	144,812	04/16/2025	(2,340)
BB	CAD	11,011,203	USD	7,651,897	04/07/2025	2,084
BB	CAD	3,858,000	USD	2,681,056	04/11/2025	1,127
BB	COP	10,316,434,983	USD	2,457,563	04/07/2025	6,800
BB	EUR	3,733,058	CHF	3,488,367	04/07/2025	67,919
BB	EUR	2,670,000	GBP	2,249,359	04/07/2025	1,234
BB	EUR	271,000	USD	295,997	04/11/2025	(2,800)
BB	EUR	1,251,000	USD	1,347,698	04/16/2025	6,112
BB	GBP	3,859,114	USD	4,843,369	04/07/2025	141,581
BB	GBP	124,000	USD	156,725	04/16/2025	3,446
BB	IDR	4,341,461,000	USD	263,577	04/11/2025	(2,114)
BB	JPY	12,968,000	USD	86,028	04/11/2025	539
BB	JPY	36,257,000	USD	242,926	04/16/2025	(757)
BB	MXN	41,734,165	USD	2,047,279	04/07/2025	(9,981)
BB	NOK	3,675,713	USD	320,290	04/07/2025	29,080
BB	NOK	10,934,384	USD	1,036,354	04/16/2025	2,901
BB	SEK	1,863,238	USD	175,660	04/16/2025	9,871
BB	THB	6,391,139	USD	188,562	04/08/2025	(153)
BB	TRY	97,668,550	USD	2,546,104	04/07/2025	3,371
BB	USD	4,804,837	AUD	7,693,000	04/11/2025	(2,286)
BB	USD	70,940	BRL	418,031	05/05/2025	(1,837)
BB	USD	5,630,000	CAD	8,032,997	04/07/2025	46,195
BB	USD	43,306	CAD	62,000	04/11/2025	202
BB	USD	137,675	CAD	197,000	04/16/2025	686
BB	USD	1,532,878	CHF	1,364,468	04/16/2025	(12,420)
BB	USD	1,616,250	CNY	11,612,918	04/07/2025	15,114
BB	USD	251,738	COP	1,056,858,219	04/07/2025	(722)
BB	USD	139,551	EUR	129,000	04/11/2025	(15)
BB	USD	322,327	EUR	295,000	04/16/2025	3,083
BB	USD	7,797,798	GBP	6,142,000	04/11/2025	(135,958)
BB	USD	173,772	GBP	134,000	04/16/2025	683
BB	USD	326,395	IDR	5,313,584,952	04/08/2025	6,153
BB	USD	330,000	MXN	6,879,833	04/07/2025	(5,846)
BB	USD	265,731	MYR	1,185,000	04/11/2025	(1,523)
BB	USD	901,857	NZD	1,571,000	04/16/2025	9,634
BB	USD	1,410,000	TRY	54,081,386	04/07/2025	(1,705)
BB	USD	428,988	ZAR	372,604,000	04/16/2025	6,910
BBH	AUD	96,322	USD	60,000	04/07/2025	188
BBH	EUR	389,877	JPY	62,869,343	04/07/2025	1,482
BBH	EUR	210,420	USD	220,000	04/07/2025	7,609
BBH	HUF	45,839,607	USD	120,000	04/07/2025	3,012
BBH	JPY	351,473,269	USD	2,323,846	04/07/2025	21,330
BBH	PLN	121,529	USD	30,000	04/07/2025	1,371
BBH	SGD	743,586	USD	545,137	04/07/2025	8,514
BBH	USD	250,000	AUD	5,199,388	04/07/2025	(3,814)
BBH	USD	130,531	EUR	125,000	04/07/2025	(4,680)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BBH	USD	140,000	JPY	21,098,462	04/07/2025	$(778)
BBH	USD	358,570	NZD	634,741	04/07/2025	(1,855)
BBH	ZAR	49,789,475	USD	2,590,563	04/07/2025	123,460
BDS	USD	1,095,944	COP	4,830,373,709	04/07/2025	(57,923)
BNP	AUD	9,495,817	USD	5,960,000	04/07/2025	(26,414)
BNP	CAD	1,450,000	USD	1,013,732	04/16/2025	(5,441)
BNP	CNY	14,492,000	USD	2,000,739	04/16/2025	(3,082)
BNP	COP	940,251,000	USD	227,123	04/11/2025	(2,649)
BNP	CSK	11,504,000	EUR	457,183	04/16/2025	3,089
BNP	EUR	2,650,000	GBP	422,148,445	04/07/2025	47,280
BNP	EUR	2,677,045	USD	2,810,000	04/07/2025	85,727
BNP	EUR	882,000	USD	955,400	04/16/2025	(915)
BNP	GBP	2,067,340	EUR	2,480,000	04/07/2025	(23,000)
BNP	JPY	1,242,141,924	EUR	7,679,256	04/07/2025	60,798
BNP	MYR	3,496,838	USD	780,457	04/07/2025	7,960
BNP	NOK	3,609,774	JPY	49,004,000	04/16/2025	15,693
BNP	NZD	1,166,702	USD	649,568	04/07/2025	12,920
BNP	SGD	284,000	USD	212,137	04/16/2025	(580)
BNP	TWD	9,246,000	USD	282,918	04/16/2025	(4,395)
BNP	USD	5,220,000	AUD	8,498,307	04/07/2025	(90,279)
BNP	USD	559,773	CAD	797,000	04/16/2025	5,561
BNP	USD	2,877,258	EUR	2,770,291	04/07/2025	(119,332)
BNP	USD	144,618	EUR	133,000	04/16/2025	688
BNP	USD	319,069	GBP	247,000	04/16/2025	17
BNP	USD	279,968	IDR	4,603,878,000	04/16/2025	3,038
BNP	USD	142,016	JPY	21,433,000	04/16/2025	(1,140)
BNP	USD	1,014,058	NOK	10,944,000	04/16/2025	(26,111)
BNP	USD	9,321,002	NZD	16,551,000	04/11/2025	(77,911)
BNP	USD	1,174,692	SEK	12,326,000	04/16/2025	(52,666)
BNP	USD	282,665	TWD	9,246,000	04/16/2025	4,143
BNP	USD	1,745,621	ZAR	32,626,085	04/07/2025	(32,826)
BNP	ZAR	24,484,948	USD	1,310,000	04/07/2025	24,674
BNS	USD	110,000	MXN	2,291,324	04/07/2025	(1,853)
CA	CNY	645,670	USD	90,000	04/07/2025	(978)
CA	COP	1,316,274,000	USD	300,000	04/07/2025	14,428
CGM	BRL	6,091,237	USD	1,011,539	05/05/2025	48,917
CGM	CHF	204,000	USD	231,766	04/16/2025	(730)
CGM	CNY	191,516,943	USD	26,362,453	04/07/2025	43,025
CGM	COP	58,501,310,353	USD	14,108,807	04/07/2025	(134,170)
CGM	DKK	1,709,000	USD	240,950	04/11/2025	6,903
CGM	EUR	458,380	CSK	11,504,000	04/16/2025	(917)
CGM	EUR	2,650,000	GBP	2,225,311	04/07/2025	(739)
CGM	EUR	458,851	SEK	5,138,000	04/16/2025	(14,220)
CGM	EUR	7,416,000	USD	8,037,383	04/11/2025	(13,955)
CGM	INR	69,975,000	USD	801,292	04/16/2025	16,183
CGM	JPY	86,142,787	EUR	540,000	04/07/2025	(8,148)
CGM	KRW	86,818,361	USD	60,000	04/07/2025	(1,032)
CGM	KRW	9,904,880,889	USD	6,794,075	07/09/2025	(38,260)
CGM	RON	1,294,000	USD	272,373	04/11/2025	8,610
CGM	SEK	5,138,000	EUR	462,627	04/16/2025	8,220
CGM	SEK	11,152,000	USD	1,058,538	04/11/2025	51,605
CGM	SGD	378,000	USD	282,499	04/16/2025	(920)
CGM	TRY	8,722,219	USD	230,000	04/07/2025	(2,321)
CGM	USD	376,408	AUD	600,000	04/16/2025	1,481
CGM	USD	591,148	CAD	847,476	04/16/2025	1,836
CGM	USD	169,965	CHF	152,000	04/11/2025	(2,074)
CGM	USD	4,338,273	COP	19,098,800,348	04/07/2025	(223,998)
CGM	USD	2,280,223	COP	9,448,901,000	04/16/2025	26,043
CGM	USD	12,793,159	COP	53,644,786,660	07/09/2025	143,069
CGM	USD	2,870,000	EUR	2,646,944	04/07/2025	6,833
CGM	USD	353,705	GBP	279,000	04/16/2025	(6,682)
CGM	USD	2,750,000	THB	95,576,250	04/08/2025	(67,558)
CGM	USD	8,701,209	ZAR	9,941,390,705	04/07/2025	(16,409)
DB	CNY	181,554,471	USD	25,322,817	07/09/2025	(268,062)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	USD	1,023,661	BRL	6,024,757	05/05/2025	$(25,221)
DB	USD	25,280,504	CNY	181,554,471	04/07/2025	248,606
DB	USD	665,077	ZAR	12,350,487	04/07/2025	(8,147)
GS	AUD	2,882,940	USD	1,834,996	04/16/2025	(33,511)
GS	CAD	71,844	USD	50,000	04/07/2025	(61)
GS	CAD	540,000	USD	379,223	04/16/2025	(3,722)
GS	CHF	178,000	USD	199,386	04/16/2025	2,204
GS	CLP	73,474,396	USD	73,535	04/07/2025	3,823
GS	EUR	1,548,000	USD	1,659,631	04/11/2025	15,163
GS	EUR	149,000	USD	156,462	04/16/2025	4,783
GS	GBP	266,000	USD	342,712	04/16/2025	882
GS	ILS	1,316,180	USD	359,842	04/07/2025	(5,832)
GS	INR	20,107,980	USD	230,000	04/07/2025	5,105
GS	JPY	42,161,988	USD	280,068	04/16/2025	1,542
GS	MXN	14,229,000	USD	694,529	04/11/2025	(324)
GS	NOK	26,540,838	USD	2,386,381	04/16/2025	136,185
GS	NZD	226,000	USD	130,850	04/16/2025	(2,497)
GS	RON	1,300,036	USD	268,123	04/07/2025	14,206
GS	THB	3,699,289	USD	110,000	04/08/2025	(946)
GS	USD	283,344	AUD	445,000	04/16/2025	5,274
GS	USD	8,266,248	BRL	47,614,000	04/02/2025	(74,635)
GS	USD	154,277	CAD	222,000	04/16/2025	(96)
GS	USD	357,617	CHF	318,000	04/16/2025	(2,527)
GS	USD	256,256	EUR	236,000	04/11/2025	925
GS	USD	565,462	INR	48,783,000	04/16/2025	(4,439)
GS	USD	562,000	JPY	83,052,000	04/16/2025	7,276
GS	USD	213,367	NOK	2,239,000	04/16/2025	562
GS	USD	443,820	SEK	4,461,000	04/11/2025	(257)
GS	USD	1,789,704	SEK	19,046,500	04/16/2025	(106,847)
GS	ZAR	3,141,000	USD	173,696	04/16/2025	(2,604)
HSB	AUD	849,000	USD	536,676	04/16/2025	(6,155)
HSB	BRL	526,000	USD	91,223	04/16/2025	687
HSB	CAD	916,000	USD	637,529	04/11/2025	(702)
HSB	CAD	1,678,956	USD	1,172,226	04/16/2025	(4,725)
HSB	CHF	990,000	USD	1,115,528	04/16/2025	5,674
HSB	CNY	177,616,446	USD	24,499,848	04/11/2025	(13,270)
HSB	CSK	6,635,000	USD	277,976	04/11/2025	9,526
HSB	EUR	10,714,000	USD	11,326,487	04/11/2025	265,072
HSB	EUR	804,000	USD	870,748	04/16/2025	(673)
HSB	GBP	83,000	USD	107,514	04/11/2025	(301)
HSB	GBP	179,000	USD	231,283	04/16/2025	(67)
HSB	IDR	5,313,584,952	USD	321,718	04/08/2025	(1,475)
HSB	IDR	4,625,356,000	USD	528,994	04/16/2025	(1,150)
HSB	ILS	1,120,000	USD	311,765	04/11/2025	(10,494)
HSB	INR	131,705,033	USD	1,507,078	04/07/2025	32,831
HSB	JPY	90,162,000	USD	606,864	04/16/2025	(4,650)
HSB	KRW	8,408,147,360	USD	5,784,345	04/07/2025	(73,467)
HSB	KRW	2,401,954,000	USD	1,647,340	04/11/2025	(15,791)
HSB	MYR	1,308,658	USD	292,140	04/07/2025	2,918
HSB	NOK	2,012,000	USD	180,221	04/11/2025	11,013
HSB	NZD	227,000	USD	130,401	04/16/2025	(1,480)
HSB	PLN	653,000	USD	164,506	04/11/2025	4,029
HSB	THB	29,776,456	USD	875,729	04/11/2025	2,104
HSB	USD	112,592	AUD	179,000	04/16/2025	739
HSB	USD	2,007,098	CAD	2,848,186	04/16/2025	26,546
HSB	USD	411,249	CHF	360,000	04/16/2025	3,539
HSB	USD	381,406	EUR	350,000	04/11/2025	2,739
HSB	USD	163,888	EUR	152,000	04/16/2025	(604)
HSB	USD	329,765	GBP	255,000	04/11/2025	376
HSB	USD	1,952,945	GBP	1,550,315	04/16/2025	(49,607)
HSB	USD	8,773,784	GBP	6,800,000	07/09/2025	(9,154)
HSB	USD	250,521	IDR	4,174,236,952	07/09/2025	1,200
HSB	USD	491,824	INR	42,955,000	04/16/2025	(9,993)
HSB	USD	157,029	JPY	23,301,000	04/16/2025	1,396
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	USD	19,819,667	MXN	416,639,123	04/07/2025	$(519,019)
HSB	USD	170,004	NOK	1,815,000	04/16/2025	(2,502)
HSB	USD	667,124	NZD	1,158,000	04/16/2025	9,457
HSB	USD	509,169	SEK	5,388,000	04/16/2025	(27,340)
HSB	USD	496,432	SGD	662,000	04/16/2025	3,296
HSB	USD	1,462,526	THB	49,168,662	04/08/2025	13,049
HSB	USD	366,129	TWD	11,966,000	04/16/2025	5,670
HSB	USD	1,294,199	ZAR	23,895,577	04/07/2025	(8,348)
JPM	BRL	47,614,000	USD	8,298,736	04/02/2025	42,147
JPM	CAD	882,044	USD	612,541	04/16/2025	808
JPM	CNY	3,761,000	USD	519,899	04/16/2025	(1,462)
JPM	JPY	46,816,344	EUR	300,000	04/07/2025	(7,833)
JPM	JPY	49,004,000	NOK	3,672,412	04/16/2025	(21,330)
JPM	JPY	145,743,000	USD	979,194	04/16/2025	(5,742)
JPM	MXN	4,682,000	USD	227,405	04/16/2025	857
JPM	PEN	156,000	USD	42,278	04/11/2025	160
JPM	SEK	5,417,762	USD	520,462	04/16/2025	19,011
JPM	TWD	11,994,000	USD	363,671	04/16/2025	(2,369)
JPM	USD	8,252,565	BRL	47,614,000	05/05/2025	(36,812)
JPM	USD	139,396	CNY	1,006,000	04/11/2025	706
JPM	USD	1,290,000	EUR	1,236,006	04/07/2025	(46,973)
JPM	USD	526,437	GBP	407,000	04/16/2025	713
JPM	USD	2,082,609	JPY	309,195,000	04/16/2025	17,423
JPM	USD	471,651	NOK	4,963,000	04/16/2025	(56)
MS	CHF	11,131	EUR	11,831	04/07/2025	(131)
MS	CHF	153,391	USD	170,000	04/07/2025	3,530
MS	CLP	91,620,000	USD	96,262	04/11/2025	186
MS	CLP	73,474,396	USD	79,917	07/09/2025	(2,689)
MS	CNY	1,217,737	USD	170,000	04/07/2025	(2,104)
MS	EUR	500,000	JPY	79,258,197	04/07/2025	11,050
MS	EUR	5,203,467	USD	5,428,128	04/07/2025	200,399
MS	EUR	231,000	USD	252,875	04/11/2025	(2,954)
MS	EUR	302,000	USD	329,053	04/16/2025	(2,234)
MS	GBP	265,000	USD	336,882	04/16/2025	5,421
MS	HUF	55,172,568	USD	136,339	04/07/2025	11,719
MS	HUF	113,687,000	USD	297,433	04/11/2025	7,578
MS	JPY	33,998,076	USD	230,000	04/07/2025	(3,151)
MS	NZD	194,565	USD	110,000	04/07/2025	480
MS	USD	250,000	AUD	402,590	04/07/2025	(1,564)
MS	USD	79,997	CLP	73,474,396	04/07/2025	2,639
MS	USD	427,862	GBP	336,136	04/07/2025	(6,336)
MS	USD	640,000	JPY	97,805,527	04/07/2025	(12,599)
MS	USD	110,000	MXN	2,205,616	04/07/2025	2,330
MS	USD	174,503	NOK	1,897,000	04/16/2025	(5,797)
MS	USD	1,729,052	ZAR	33,075,707	04/07/2025	(73,903)
NOM	USD	81,225	HUF	30,184,752	07/09/2025	638
NOM	ZAR	6,478,632	USD	351,867	07/09/2025	(1,416)
RBS	AUD	4,801,618	USD	2,951,012	04/07/2025	49,342
RBS	DKK	4,250,541	USD	586,049	04/07/2025	30,254
RBS	NOK	336,500	USD	30,000	04/07/2025	1,984
RBS	USD	39,092,829	EUR	37,992,046	04/07/2025	(2,002,707)
RBS	USD	8,728,546	JPY	1,365,434,395	04/07/2025	(382,200)
RBS	ZAR	57,624,456	USD	2,989,457	04/07/2025	151,649
RCM	JPY	1,630,532,000	USD	10,895,680	04/11/2025	(11,151)
RCM	USD	1,905,990	CNY	13,811,000	04/16/2025	2,206
RCM	USD	1,800,756	EUR	1,714,245	04/16/2025	(54,370)
SAH	CNY	790,515	USD	110,000	04/07/2025	(1,007)
SAH	KRW	1,843,539,589	USD	1,271,424	04/07/2025	(19,278)
SAH	USD	1,347,474	THB	45,329,025	04/08/2025	11,189
SG	USD	139,620	CNY	1,003,477	04/07/2025	1,265
SSB	CSK	1,930,354	USD	80,000	04/07/2025	3,639
SSB	INR	408,377	USD	4,758	04/07/2025	16
SSB	JPY	12,277,041	USD	80,000	04/07/2025	1,918
SSB	KRW	158,265,800	USD	110,000	04/07/2025	(2,505)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SSB	PLN	324,057	USD	80,000	04/07/2025	$3,650
SSB	USD	160,000	AUD	254,638	04/07/2025	886
SSB	USD	80,000	CAD	114,577	04/07/2025	357
SSB	USD	10,883,193	COP	45,864,249,021	04/07/2025	(72,737)
SSB	USD	404,062	KRW	591,890,221	04/07/2025	2,046
TD	BRL	351,550	USD	60,000	05/05/2025	1,203
TD	JPY	1,452,865,440	USD	9,313,870	04/07/2025	380,252
TD	SEK	10,826,045	USD	966,852	04/07/2025	110,600
UBS	CHF	3,477,237	EUR	3,730,000	04/07/2025	(74,906)
UBS	COP	2,635,582,205	USD	631,066	04/07/2025	(1,485)
UBS	EUR	900,000	USD	936,572	04/07/2025	36,948
UBS	GBP	75,000	USD	93,101	04/07/2025	3,779
UBS	ILS	393,839	USD	110,000	04/07/2025	(4,070)
UBS	INR	117,371,403	USD	1,342,922	04/07/2025	29,397
UBS	USD	3,082,364	INR	269,592,793	04/07/2025	(69,744)
WF	CNY	46,053	USD	6,334	04/07/2025	16
WF	EUR	649,194	USD	680,000	04/07/2025	22,226
WF	GBP	182,019	EUR	217,483	04/07/2025	(1,292)
WF	GBP	178,314	USD	230,000	04/07/2025	334
WF	JPY	120,852,803	EUR	750,000	04/07/2025	(3,107)
WF	PLN	1,288,229	USD	310,149	04/07/2025	22,386
WF	SGD	40,444	USD	30,000	04/07/2025	114
WF	USD	370,611	AUD	590,895	04/07/2025	1,383
WF	USD	60,000	CAD	85,983	04/07/2025	233
WF	USD	438,262	COP	1,839,802,802	04/07/2025	(1,225)
WF	USD	2,693,749	EUR	2,490,429	04/07/2025	(118)
WF	USD	4,856,984	GBP	3,951,970	04/07/2025	(247,911)
WF	USD	1,764,625	JPY	264,907,440	04/07/2025	(2,948)
					Net Depreciation	$(2,357,689)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
Electrolux AB 2.50%	EUR	440	$(4,234)	$(12,430)	1.00%	06/20/2029	$8,196	1.22%	Quarterly	-
iTraxx Europe Series 42 V2 B	USD	3,317	(263,270)	(298,230)	5.00	12/20/2029	34,960	3.18	-	Quarterly
CDX.NA.IG.44. V1 B(c)	USD	7,520	(134,283)	(149,036)	1.00	06/20/2030	14,753	0.61	-	Quarterly
CDX.NA.IG.44. V1 B(c)	USD	58,790	(1,049,801)	(1,157,012)	1.00	06/20/2030	107,211	0.61	-	Quarterly
iTraxx Europe Series 42 V2 B	EUR	131,020	(2,525,040)	(2,732,976)	1.00	12/20/2029	207,936	0.60	-	Quarterly
iTraxx Europe Series 43 V1 B	EUR	10,765	(206,173)	(220,940)	1.00	06/20/2030	14,767	0.64	-	Quarterly
Sell Credit Protection
iTraxx Europe Series 43 V1 B	EUR	115,530	2,212,648	2,420,485	1.00	06/20/2030	(207,837)	0.64	Quarterly	-
iTraxx Europe Series 42 V2 B	EUR	131,020	2,525,040	2,864,829	1.00	12/20/2029	(339,789)	0.60	Quarterly	-
			$554,887	$714,690		Net Depreciation	$(159,803)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments /Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency	Counterparty
Buy Credit Protection
Yum! Brands Inc 3.63%	USD	1,280	$(3,792)	$(4,762)	1.00%	12/20/2029	$970	0.93%	-	Quarterly	BA
Transdigm Inc 5.50%	USD	540	(78,557)	(81,752)	5.00	12/20/2029	3,195	1.54	-	Quarterly	GS
iTraxx Europe Series 42 V2 B	EUR	1,026	(81,441)	(84,465)	5.00	12/20/2029	3,024	3.18	-	Quarterly	DB
Electrolux AB 2.50%	EUR	780	(14,927)	(14,870)	1.00	12/20/2029	(57)	1.40	Quarterly	-	GS
Ford Motor Company 4.35%	USD	760	(96,590)	(108,759)	5.00	12/20/2029	12,169	1.94	-	Quarterly	JPM
iTraxx Europe Series 43 V1 B	EUR	930	(75,458)	(79,015)	5.00	06/20/2030	3,557	3.28	-	Quarterly	GS
Sell Credit Protection
UniCredit SPA 2.73%	EUR	1,150	10,422	30,060	1.00	12/20/2029	(19,638)	1.19	-	Quarterly	BB
Virgin Media Finance PLC 3.75%	EUR	510	14,222	20,086	5.00	12/20/2029	(5,864)	4.36	Quarterly	-	GS
Intesa Sanpaolo 4.20%	EUR	1,180	6,898	27,521	1.00	12/20/2029	(20,623)	1.12	-	Quarterly	BNP
Ziggo Bond Co BV 5.13%	EUR	550	22,867	33,578	5.00	12/20/2029	(10,711)	4.06	Quarterly	-	GS
Ziggo Bond Co BV 5.13%	EUR	590	4,915	13,101	1.00	12/20/2029	(8,186)	1.17	-	Quarterly	CGM
iTraxx Europe Series 42 V2 B	EUR	1,026	81,441	84,931	5.00	12/20/2029	(3,490)	3.18	Quarterly	-	GS
			$(210,000)	$(164,346)		Net Depreciation	$(45,654)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
As of March 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day TONA	Annual	0.84%	Annual	JPY	5,326,000	03/14/2027	$3,772	$—	$3,772
3.64%	Annual	3-mo. TELBOR	Quarterly	ILS	1,800	10/19/2028	(7,046)	—	(7,046)
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	10/19/2028	9,687	—	9,687
3.38%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	727,600	01/18/2029	14,758	—	14,758
2.20%	Quarterly	7-day CFRR	Quarterly	CNY	206,620	03/20/2029	664,536	—	664,536
2.01%	Quarterly	7-day CFRR	Quarterly	CNY	4,000	06/19/2029	9,277	—	9,277
1.80%	Quarterly	7-day CFRR	Quarterly	CNY	40,000	09/02/2029	47,493	—	47,493
2.79%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	1,666,400	11/27/2029	11,441	—	11,441
2.44%	Quarterly	7-day CFRR	Quarterly	CNY	37,670	12/24/2029	(51,408)	—	(51,408)
1.46%	Quarterly	7-day CFRR	Quarterly	CNY	15,700	02/06/2030	(13,109)	—	(13,109)
3.96%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	3,722,200	01/19/2033	244,955	—	244,955
4.04%	Semi-Annual	6-mo. BBSW	Semi-Annual	AUD	3,860	03/22/2033	(27,128)	—	(27,128)
6-mo. EURIBOR	Semi-Annual	2.49%	Annual	EUR	32,302	02/15/2034	331,092	70,042	261,050
2.71%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	604,000	02/13/2035	2,872	—	2,872
1-day CORRA	Semi-Annual	3.11%	Semi-Annual	CAD	2,200	12/15/2053	(49,337)	—	(49,337)
1-day SOFR	Annual	3.36%	Annual	USD	5,500	08/20/2054	453,783	—	453,783
1-day CORRA	Semi-Annual	3.22%	Semi-Annual	CAD	2,100	11/07/2054	(82,003)	—	(82,003)
1-day SONIA	Annual	4.45%	Annual	GBP	6,550	03/24/2055	(12,635)	—	(12,635)
							$1,551,000	$70,042	$1,480,958
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.65%	At Maturity	UKRPI	At Maturity	GBP	10,100	09/15/2026	$(51,617)	$—	$(51,617)
3.71%	At Maturity	UKRPI	At Maturity	GBP	10,900	04/05/2034	366,938	—	366,938
3.71%	At Maturity	UKRPI	At Maturity	GBP	9,720	05/16/2034	359,658	(18,732)	378,390
CPI-U	At Maturity	2.53%	At Maturity	USD	6,253	07/28/2053	(141,165)	(59,323)	(81,842)
2.80%	At Maturity	EXT-CPI	At Maturity	EUR	4,052	07/28/2053	729,451	232,660	496,791
							$1,263,265	$154,605	$1,108,660
As of March 31, 2025, the Fund held the following OTC total return swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Quarterly	0.00%	Daily	USD	1,000	JPM	09/22/2025	$(2,577)	$—	$(2,577)
								$(2,577)	$0	$(2,577)
As of March 31, 2025, the Fund held the following OTC purchased options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Fair Value
Put
GBP/CHF Currency Option	BB	-	GBP	1.11	4/10/2025	GBP	778	$1,611	$77
GBP/NZD Currency Option	BB	-	GBP	2.27	4/10/2025	GBP	778	7,321	3,499
Call
NZD/SEK Currency Option	BA	-	NZD	5.90	4/03/2025	NZD	1,268	4,187	—
EUR/CHF Currency Option	GS	-	EUR	0.97	4/03/2025	EUR	676	2,178	147
GBP/CHF Currency Option	BB	-	GBP	1.17	4/10/2025	GBP	778	846	16
GBP/NZD Currency Option	BB	-	GBP	2.28	4/10/2025	GBP	778	7,059	4,856
								$23,202	$8,595
As of March 31, 2025, the Fund held the following OTC written options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Fair Value
Put
GBP/CHF Currency Option	BB	-	GBP	1.14	04/10/2025	GBP	(778)	$(9,234)	$(4,416)
Call
EUR/CHF Currency Option	GS	-	EUR	0.95	04/03/2025	EUR	(676)	(6,180)	(2,938)
GBP/CHF Currency Option	BB	-	GBP	1.14	04/10/2025	GBP	(778)	(7,320)	(4,136)
								$(22,734)	$(11,490)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Call
Buy Protection on 5 Year Credit Default swap, 06/20/2030	GS	0.58%	Quarterly	CDX.NA.IG.44	Quarterly	5/21/2025	USD	28,650	$20,743	$21,043
									$20,743	$21,043
As of March 31, 2025, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Sell Protection on 5 Year Credit Default swap, 12/20/2029	BA	CDX.NA.IG.43	Quarterly	0.55%	Quarterly	5/21/2025	USD	34,900	$(94,230)	$(84,653)
Sell Protection on 5 Year Credit Default swap, 06/20/2030	GS	CDX.NA.IG.44	Quarterly	0.73%	Quarterly	5/21/2025	USD	28,650	(28,650)	(33,028)
Call
Buy Protection on 5 Year Credit Default swap, 12/20/2029	BA	0.55%	Quarterly	CDX.NA.IG.43	Quarterly	5/21/2025	USD	34,900	(46,243)	(44,539)
									$(169,123)	$(162,220)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Abbreviations
AZB	Australia New Zealand Bank
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Australian Bank Bill Swap Rate
BDS	Banco Santander
BNP	BNP Paribas Securities Corp
BNS	Bank of Nova Scotia
CA	Credit Agricole
CFRR	China Fixing Repo Rate
CGM	Citigroup Global Markets
CORRA	Canadian Overnight Repo Rate Average
CPI-U	United States of America Consumer Price Index
DB	Deutsche Bank
EURIBOR	Euro Interbank Offered Rate
EXT-CPI	European Consumer Price Index
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
KLIBOR	Kuala Lumpur Interbank Offered Rate
KORIBOR	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NOM	Nomura International PLC
RBS	Royal Bank of Scotland
RCM	RBC Capital Markets
SAH	Standard Chartered Bank
SG	Societe General SA
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank
TD	Toronto Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
UKRPI	United Kingdom Retail Price Index
WF	Wells Fargo Bank NA
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Summary of Investments by Country as of March 31, 2025.
Country	Fair Value	Percentage of Fund Investments
United States	$247,899,090	45.73%
Japan	40,848,932	7.53
United Kingdom	38,136,990	7.03
Mexico	27,553,145	5.08
Romania	24,250,729	4.47
France	17,965,906	3.31
Germany	15,790,556	2.91
Italy	14,230,870	2.62
Colombia	12,568,208	2.32
Spain	10,932,318	2.02
New Zealand	10,849,316	2.00
Netherlands	8,956,345	1.65
Australia	8,629,879	1.59
Brazil	7,984,415	1.47
Canada	6,867,969	1.27
Greece	6,006,654	1.11
Switzerland	5,259,371	0.97
Belgium	5,156,895	0.95
Iceland	3,927,321	0.72
Austria	3,774,031	0.70
Cayman Islands	2,705,900	0.50
Luxembourg	2,531,551	0.47
Indonesia	1,881,072	0.35
Ireland	1,776,276	0.33
South Korea	1,767,931	0.33
Poland	1,542,982	0.28
Bermuda	1,367,898	0.25
Slovakia	1,327,735	0.24
China	1,187,732	0.22
Singapore	1,139,546	0.21
Malaysia	1,129,211	0.21
Saudi Arabia	1,111,270	0.20
Chile	1,059,302	0.20
Finland	940,635	0.17
Thailand	679,264	0.13
Norway	636,583	0.12
Portugal	527,095	0.10
Sweden	422,611	0.08
Nigeria	359,914	0.07
Denmark	270,619	0.05
Peru	197,437	0.04
Hungary	135	0.00
Total	$542,151,639	100.00%
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
	American Airlines Inc(b)
$ 1,373,553	9.19%,03/10/2028 1-mo. SOFR + 4.87%	$ 1,390,722
435,600	6.51%,06/04/2029 6-mo. SOFR + 2.31%	428,794
830,000	Apollo Commercial Real Estate(b) 7.82%, 03/13/2028 1-mo. SOFR + 3.51%	825,850
428,505	Aretec Group Inc(b) 7.82%, 08/09/2030 1-mo. SOFR + 3.51%	425,686
453,742	Ascend Learning LLC(b) 10.17%, 12/10/2029 1-mo. SOFR + 5.86%	451,851
1,896,475	Bausch & Lomb Corp(b) 7.67%, 05/10/2027 1-mo. SOFR + 3.35%	1,888,178
805,000	Bausch Health Companies Inc(b) 10.57%, 09/25/2030 1-mo. SOFR + 6.25%	776,825
516,107	Cengage Learning Inc(b) 7.83%, 03/22/2031 3-mo. SOFR + 3.54%	512,370
743,315	Clarios Global LP(b) 7.07%, 01/28/2032 1-mo. SOFR + 2.76%	732,630
1,182,801	Clear Channel Outdoor Holdings Inc(b) 8.44%, 08/21/2028 1-mo. SOFR + 4.12%	1,168,016
567,100	Cloud Software Group Inc(b) 7.80%, 03/30/2029 3-mo. SOFR + 3.51%	560,720
1,096,786	Connect US Finco LLC(b) 8.82%, 09/27/2029 1-mo. SOFR + 4.51%	960,236
1,115,215	CP Atlas Buyer Inc(b) 8.17%, 11/23/2027 1-mo. SOFR + 3.86%	1,025,301
1,121,330	DexKo Global Inc(b) 8.19%, 10/04/2028 1-mo. SOFR + 3.87%	1,039,333
1,502,246	DirecTV Financing LLC(b) 9.80%, 08/02/2029 3-mo. SOFR + 5.51%	1,516,264
159,200	EMRLD Borrower LP(b) 6.80%, 08/04/2031 3-mo. SOFR + 2.51%	157,508
1,525,335	Endo Finance Holdings Inc(b) 8.32%, 04/23/2031 1-mo. SOFR + 4.01%	1,506,268
2,280,608	Fertitta Entertainment LLC(b) 7.82%, 01/27/2029 1-mo. SOFR + 3.51%	2,239,986
1,231,968	Filtration Group Corporation(b) 7.32%, 10/21/2028 1-mo. SOFR + 3.01%	1,229,196
1,255,512	Flash Charm Inc(b) 7.79%, 03/02/2028 3-mo. SOFR + 3.50%	1,153,816
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 656,700	Fortress Intermediate 3 Inc(b) 8.07%, 06/27/2031 1-mo. SOFR + 3.76%	$ 655,058
1,359,699	Foundation Building Materials Inc(b) 8.55%, 01/29/2031 3-mo. SOFR + 4.26%	1,231,284
1,466,325	Glatfelter Corp(b) 8.56%, 11/04/2031 3-mo. SOFR + 4.28%	1,461,743
755,900	Great Canadian Gaming(b) 9.05%, 11/01/2029 3-mo. SOFR + 4.76%	743,301
414,776	Herens Holdco SARL(b) 8.32%, 07/03/2028 3-mo. SOFR + 4.04%	380,298
543,529	Hexion Holdings Corp(b) 11.86%, 03/15/2030 1-mo. SOFR + 7.54%	510,918
1,577,817	IRB Holding Corp(b) 6.82%, 12/15/2027 1-mo. SOFR + 2.51%	1,569,908
816,543	Klockner Pentaplast of America Inc(b) 9.23%, 02/12/2026 6-mo. SOFR + 5.03%	736,930
1,655,632	LBM Acquisition LLC(b) 8.17%, 06/06/2031 1-mo. SOFR + 3.86%	1,617,604
216,634	Madison IAQ LLC(b) 6.76%, 06/21/2028 3-mo. SOFR + 2.47%	213,980
526,208	Medline Borrower LP(b) 6.57%, 10/23/2028 1-mo. SOFR + 2.26%	524,990
	Nouryon Finance BV(b)
859,999	7.55%,04/03/2028 3-mo. SOFR + 3.27%	862,149
691,800	7.55%,04/03/2028 3-mo. SOFR + 3.27%	695,692
1,353,830	Olympus Water US Holding Corporation(b) 7.30%, 06/20/2031 3-mo. SOFR + 3.01%	1,329,655
1,527,584	PetsMart LLC(b) 8.17%, 02/11/2028 1-mo. SOFR + 3.86%	1,499,897
1,085,791	PMHC II Inc(b) 8.69%, 04/23/2029 3-mo. SOFR + 4.40%	955,884
1,336,475	Rocket Software Inc(b) 8.57%, 11/28/2028 1-mo. SOFR + 4.26%	1,332,375
511,128	Scientific Games Holdings LP(b) 7.30%, 04/04/2029 3-mo. SOFR + 3.01%	507,507
1,017,565	TK Elevator Midco GmbH(b) 7.74%, 04/30/2030 3-mo. SOFR + 3.45%	1,016,929
811,130	UKG Inc(b) 7.30%, 02/10/2031 3-mo. SOFR + 3.01%	809,271

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 585,717	United Air Lines, Inc.(b) 6.30%, 02/22/2031 3-mo. SOFR + 2.01%	$ 585,717
405,391	Verde Purchaser, LLC(b) 8.33%, 11/30/2030 3-mo. SOFR + 4.04%	403,769
531,791	VM Consolidated Inc(b) 6.57%, 03/24/2028 1-mo. SOFR + 2.26%	532,057
1,382,295	White Cap Buyer LLC(b) 7.57%, 10/19/2029 1-mo. SOFR + 3.26%	1,337,715
TOTAL BANK LOANS — 6.39% (Cost $42,204,711)		$41,504,181
CORPORATE BONDS AND NOTES
Basic Materials — 4.90%
945,000	ArcelorMittal SA 7.00%, 10/15/2039	1,031,071
	ATI Inc
1,000,000	5.88%, 12/01/2027	993,014
460,000	4.88%, 10/01/2029	438,094
1,435,000	7.25%, 08/15/2030	1,479,112
245,000	5.13%, 10/01/2031	229,427
	Avient Corp(c)
954,000	7.13%, 08/01/2030	972,926
1,030,000	6.25%, 11/01/2031	1,020,307
1,220,000	Axalta Coating Systems LLC(c) 3.38%, 02/15/2029	1,115,737
1,134,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	1,135,522
1,545,000	Celanese US Holdings LLC 6.63%, 07/15/2032	1,586,672
1,205,000	Cerdia Finanz GmbH(c) 9.38%, 10/03/2031	1,232,848
	Cleveland-Cliffs Inc(c)
905,000	7.00%, 03/15/2032(d)	868,409
1,215,000	7.38%, 05/01/2033	1,165,835
2,380,000	Commercial Metals Co 4.38%, 03/15/2032	2,154,134
	Constellium SE
500,000	5.63%, 06/15/2028(c)	484,908
300,000	EUR, 3.13%, 07/15/2029	303,237
1,610,000	6.38%, 08/15/2032(c)(d)	1,572,165
1,595,000	FMG Resources August 2006 Pty Ltd(c) 6.13%, 04/15/2032	1,573,086
1,325,000	Herens Holdco SARL(c) 4.75%, 05/15/2028	1,191,928
895,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	890,536
	Mercer International Inc
475,000	12.88%, 10/01/2028(c)	502,597
510,000	5.13%, 02/01/2029	437,062
2,145,000	Novelis Corp(c) 3.88%, 08/15/2031	1,864,878
1,065,000	Novelis Inc(c) 6.88%, 01/30/2030	1,080,069
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 1,320,000	Rain Carbon Inc(c)(d) 12.25%, 09/01/2029	$ 1,402,231
	SCIH Salt Holdings Inc(c)
1,380,000	4.88%, 05/01/2028	1,312,598
990,000	6.63%, 05/01/2029	950,155
515,000	SCIL IV LLC / SCIL USA Holdings LLC(c) 5.38%, 11/01/2026	506,557
465,000	United States Steel Corp 6.65%, 06/01/2037	456,908
1,820,000	Vibrantz Technologies Inc(c) 9.00%, 02/15/2030	1,483,328
500,000	WR Grace Holdings LLC(c) 5.63%, 08/15/2029	430,303
		31,865,654
Communications — 9.76%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	187,582
	Altice France SA(c)
465,000	5.50%, 01/15/2028	371,519
2,110,000	5.50%, 10/15/2029	1,671,870
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
3,305,000	5.38%, 06/01/2029	3,197,931
4,900,000	4.75%, 03/01/2030	4,544,464
3,715,000	4.75%, 02/01/2032	3,298,529
2,020,000	Clear Channel Outdoor Holdings Inc(c) 7.88%, 04/01/2030	1,980,498
2,065,000	CommScope LLC(c) 7.13%, 07/01/2028	1,827,022
2,795,000	Connect Finco SARL / Connect US Finco LLC(c) 9.00%, 09/15/2029	2,548,282
	CSC Holdings LLC(c)
4,005,000	5.38%, 02/01/2028	3,415,583
1,960,000	11.75%, 01/31/2029	1,900,891
445,000	DirecTV Financing LLC(c) 8.88%, 02/01/2030	424,630
	Directv Financing LLC / Directv Financing Co-Obligor Inc(c)
545,000	5.88%, 08/15/2027	528,130
1,085,000	10.00%, 02/15/2031	1,041,817
990,000	DISH DBS Corp(c) 5.25%, 12/01/2026	908,766
1,825,000	EchoStar Corp 10.75%, 11/30/2029	1,917,642
	Frontier Communications Holdings LLC(c)
1,705,000	5.88%, 10/15/2027	1,703,079
735,000	8.75%, 05/15/2030	774,272
315,000	Gray Television Inc(c) 5.38%, 11/15/2031	196,641
1,020,000	Iliad Holding SASU(c) 7.00%, 04/15/2032	1,021,349
1,914,000	Level 3 Financing Inc(c) 10.50%, 05/15/2030	2,050,839
	McGraw-Hill Education Inc(c)
850,000	5.75%, 08/01/2028	829,965

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,210,000	8.00%, 08/01/2029	$ 1,190,027
1,315,000	7.38%, 09/01/2031	1,322,260
	News Corp(c)
1,560,000	3.88%, 05/15/2029	1,470,711
445,000	5.13%, 02/15/2032	424,382
1,170,000	Nexstar Media Inc(c)(d) 4.75%, 11/01/2028	1,095,673
	Outfront Media Capital LLC / Outfront Media Capital Corp(c)
410,000	5.00%, 08/15/2027	402,968
1,825,000	4.63%, 03/15/2030(d)	1,668,507
3,140,000	Sinclair Television Group Inc(c) 8.13%, 02/15/2033	3,098,503
	Sirius XM Radio Inc(c)
1,115,000	4.00%, 07/15/2028	1,040,299
2,435,000	3.88%, 09/01/2031(d)	2,086,981
3,225,000	Snap Inc(c) 6.88%, 03/01/2033	3,224,756
1,770,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	1,517,405
2,135,000	Virgin Media Secured Finance PLC(c) 4.50%, 08/15/2030	1,877,988
1,370,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	1,190,426
	Wayfair LLC(c)
1,700,000	7.25%, 10/31/2029	1,627,927
1,315,000	7.75%, 09/15/2030(d)	1,269,559
2,430,000	Zegona Finance PLC(c) 8.63%, 07/15/2029	2,573,674
		63,423,347
Consumer, Cyclical — 12.56%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
335,000	6.13%, 06/15/2029	337,115
2,130,000	4.00%, 10/15/2030	1,927,682
	Adient Global Holdings Ltd(c)
2,260,000	8.25%, 04/15/2031	2,189,865
445,000	7.50%, 02/15/2033(d)	416,655
1,600,000	Allison Transmission Inc(c) 3.75%, 01/30/2031	1,422,565
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
168,750	5.50%, 04/20/2026	168,288
405,000	5.75%, 04/20/2029	396,285
2,015,000	American Builders & Contractors Supply Co Inc(c)(d) 3.88%, 11/15/2029	1,847,838
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	854,152
2,770,000	Banijay Entertainment SAS(c) 8.13%, 05/01/2029	2,846,355
3,050,000	Bath & Body Works Inc 6.88%, 11/01/2035	3,089,513
1,830,000	Beacon Roofing Supply Inc(c) 4.13%, 05/15/2029	1,842,116
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,370,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	$ 1,263,525
	Caesars Entertainment Inc(c)
2,305,000	4.63%, 10/15/2029	2,118,598
2,225,000	7.00%, 02/15/2030	2,255,480
155,000	6.50%, 02/15/2032	154,497
1,135,000	6.00%, 10/15/2032(d)	1,059,942
	Carnival Corp(c)
3,205,000	5.75%, 03/01/2027	3,207,015
205,000	7.00%, 08/15/2029	214,429
880,000	5.75%, 03/15/2030	876,458
700,000	6.13%, 02/15/2033	689,801
	Carvana Co(c)(e)
919,576	9.00%, 12/01/2028 PIK rate, 12.00%	946,816
680,000	9.00%, 06/01/2031 PIK rate, 14.00%	755,488
1,510,000	Churchill Downs Inc(c) 5.75%, 04/01/2030	1,476,977
1,738,000	Clarios Global LP / Clarios US Finance Co(c) 6.75%, 05/15/2028	1,762,482
1,185,000	Crocs Inc(c) 4.25%, 03/15/2029	1,101,536
530,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 6.75%, 01/15/2030	458,237
3,485,000	FirstCash Inc(c) 6.88%, 03/01/2032	3,528,399
4,105,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	3,675,255
120,000	Gates Corp(c) 6.88%, 07/01/2029	122,079
1,465,000	Great Canadian Gaming Corp(c) 8.75%, 11/15/2029	1,471,879
2,160,000	Hanesbrands Inc(c) 9.00%, 02/15/2031	2,276,027
	IHO Verwaltungs GmbH(c)(e)
970,000	7.75%, 11/15/2030 PIK rate, 8.50%	955,829
800,000	8.00%, 11/15/2032 PIK rate, 8.75%	779,611
435,000	Levi Strauss & Co(c) 3.50%, 03/01/2031	382,739
2,010,000	LGI Homes Inc(c) 8.75%, 12/15/2028	2,094,778
	Light & Wonder International Inc(c)
1,490,000	7.25%, 11/15/2029	1,510,401
975,000	7.50%, 09/01/2031	998,769
1,085,000	Live Nation Entertainment Inc(c) 6.50%, 05/15/2027	1,095,828
	NCL Corp Ltd(c)
820,000	8.13%, 01/15/2029	862,503
335,000	7.75%, 02/15/2029(d)	349,142
905,000	6.75%, 02/01/2032	893,961
1,160,000	OneSky Flight LLC(c) 8.88%, 12/15/2029	1,172,395

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 905,000	Penn Entertainment Inc(c)(d) 5.63%, 01/15/2027	$ 892,978
	PetSmart Inc / PetSmart Finance Corp(c)
795,000	4.75%, 02/15/2028	743,513
845,000	7.75%, 02/15/2029	776,031
785,000	Pinewood Finco PLC(c) GBP, 6.00%, 03/27/2030	999,631
1,940,000	RB Global Holdings Inc(c) 7.75%, 03/15/2031	2,030,299
	Royal Caribbean Cruises Ltd(c)
265,000	4.25%, 07/01/2026(d)	260,917
1,130,000	5.50%, 08/31/2026	1,130,017
925,000	5.63%, 09/30/2031	908,279
180,000	6.25%, 03/15/2032	181,625
1,505,000	6.00%, 02/01/2033	1,504,062
1,375,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c) 6.63%, 03/01/2030	1,296,753
1,685,000	Six Flags Entertainment Corp(c) 7.25%, 05/15/2031	1,691,494
405,000	Six Flags Entertainment Corp / Six Flags Theme Parks Inc / Canada's Wonderland Co(c) 6.63%, 05/01/2032	408,350
625,000	Specialty Building Products Holdings LLC / SBP Finance Corp(c) 7.75%, 10/15/2029	577,275
	Station Casinos LLC(c)
335,000	4.63%, 12/01/2031	301,005
2,205,000	6.63%, 03/15/2032	2,186,934
	Taylor Morrison Communities Inc(c)
330,000	5.88%, 06/15/2027	329,751
845,000	5.75%, 01/15/2028	842,988
610,000	5.13%, 08/01/2030	586,212
	Viking Cruises Ltd(c)
1,325,000	7.00%, 02/15/2029	1,329,448
1,110,000	9.13%, 07/15/2031	1,185,625
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c)
220,000	5.13%, 10/01/2029	211,123
3,280,000	7.13%, 02/15/2031	3,394,341
		81,617,956
Consumer, Non-Cyclical — 8.76%
745,000	1261229 BC Ltd(c) 10.00%, 04/15/2032	740,428
1,250,000	Allied Universal Holdco LLC(c) 7.88%, 02/15/2031	1,265,937
1,205,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(c) 4.63%, 06/01/2028	1,141,324
465,000	Bausch & Lomb Corp(c) 8.38%, 10/01/2028	482,437
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,125,000	Bausch Health Cos Inc(c) 6.13%, 02/01/2027	$ 1,140,750
1,135,000	Boost Newco Borrower LLC(c) 7.50%, 01/15/2031	1,181,462
540,000	Centene Corp 3.00%, 10/15/2030	472,300
475,000	Chobani Holdco II LLC(c)(e) 8.75%, 10/01/2029 PIK rate, 9.50%	516,307
1,605,000	Chobani LLC / Chobani Finance Corp Inc(c) 7.63%, 07/01/2029	1,649,044
	CHS / Community Health Systems Inc(c)
590,000	5.63%, 03/15/2027	563,403
2,295,000	6.00%, 01/15/2029	2,039,458
2,270,000	5.25%, 05/15/2030	1,872,851
1,760,000	10.88%, 01/15/2032	1,733,901
1,500,000	Concentra Escrow Issuer Corp(c) 6.88%, 07/15/2032	1,526,260
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(c)
1,680,000	4.75%, 01/15/2029	1,625,813
475,000	6.63%, 07/15/2030	486,297
	CVS Health Corp
625,000	6.75%, 12/10/2054	622,247
1,050,000	7.00%, 03/10/2055	1,058,284
3,370,000	DaVita Inc(c)(d) 6.88%, 09/01/2032	3,388,906
505,000	Endo Finance Holdings Inc(c)(d) 8.50%, 04/15/2031	526,476
575,000	EquipmentShare.com Inc(c) 8.63%, 05/15/2032	592,693
2,310,000	Grifols SA EUR, 3.88%, 10/15/2028	2,297,761
	Herc Holdings Inc(c)
1,020,000	5.50%, 07/15/2027	1,015,722
990,000	6.63%, 06/15/2029	993,181
450,000	Insulet Corp(c) 6.50%, 04/01/2033	457,407
3,905,000	Kedrion SpA(c) 6.50%, 09/01/2029	3,695,809
2,305,000	Medline Borrower LP(c) 3.88%, 04/01/2029	2,154,560
1,770,000	Prime Security Services Borrower LLC / Prime Finance Inc(c) 6.25%, 01/15/2028	1,771,389
3,085,000	RR Donnelley & Sons Co(c) 9.50%, 08/01/2029	3,055,696
660,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) 4.63%, 11/01/2026	648,230
	Tenet Healthcare Corp
380,000	5.13%, 11/01/2027	374,433
2,150,000	4.25%, 06/01/2029	2,025,504
4,140,000	6.13%, 06/15/2030	4,120,858

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	$ 1,393,442
	Teva Pharmaceutical Finance Netherlands III BV
695,000	6.75%, 03/01/2028	712,857
1,735,000	5.13%, 05/09/2029(d)	1,695,203
1,710,000	8.13%, 09/15/2031(d)	1,905,846
930,000	United Rentals North America Inc(c) 6.13%, 03/15/2034	930,582
	US Foods Inc(c)
1,250,000	7.25%, 01/15/2032	1,299,369
975,000	5.75%, 04/15/2033	948,495
535,000	Veritiv Operating Co(c) 10.50%, 11/30/2030	566,471
255,000	VM Consolidated Inc(c) 5.50%, 04/15/2029	241,913
		56,931,306
Diversified — 0.25%
1,540,000	Benteler International AG(c)(d) 10.50%, 05/15/2028	1,616,887
Energy — 9.04%
1,480,000	Aris Water Holdings LLC(c) 7.25%, 04/01/2030	1,496,724
1,770,000	Chord Energy Corp(c) 6.75%, 03/15/2033	1,760,721
	Civitas Resources Inc(c)
455,000	8.38%, 07/01/2028	469,554
1,215,000	8.75%, 07/01/2031	1,247,737
420,000	Coronado Finance Pty Ltd(c) 9.25%, 10/01/2029	388,859
	Encino Acquisition Partners Holdings LLC(c)
1,855,000	8.50%, 05/01/2028	1,885,880
1,140,000	8.75%, 05/01/2031	1,211,390
1,445,000	Energy Transfer LP(d)(f) 6.63%, Perpetual	1,425,522
	Expand Energy Corp
4,050,000	6.75%, 04/15/2029(c)	4,100,820
1,405,000	5.38%, 03/15/2030	1,394,727
1,550,000	Harbour Energy PLC(c) 5.50%, 10/15/2026	1,548,499
	Hess Midstream Operations LP(c)
785,000	5.88%, 03/01/2028	788,546
510,000	5.13%, 06/15/2028	502,078
430,000	6.50%, 06/01/2029	438,550
3,135,000	5.50%, 10/15/2030	3,069,651
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	114,001
2,580,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	2,553,126
2,080,000	Kraken Oil & Gas Partners LLC(c) 7.63%, 08/15/2029	2,030,673
Principal Amount(a)		Fair Value
Energy — (continued)
	Matador Resources Co(c)
$ 2,140,000	6.50%, 04/15/2032	$ 2,120,810
1,995,000	6.25%, 04/15/2033	1,945,982
	Nabors Industries Inc(c)
1,805,000	7.38%, 05/15/2027	1,780,270
1,975,000	8.88%, 08/15/2031(d)	1,714,876
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	791,480
	Precision Drilling Corp(c)
313,000	7.13%, 01/15/2026	313,108
625,000	6.88%, 01/15/2029	610,618
885,000	Seadrill Finance Ltd(c) 8.38%, 08/01/2030	884,372
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2025	23
2,140,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp(c) 7.88%, 11/01/2028	2,202,730
	SM Energy Co
720,000	6.75%, 09/15/2026	719,671
1,290,000	7.00%, 08/01/2032(c)	1,266,028
1,535,000	Sunoco LP(c) 6.25%, 07/01/2033	1,536,607
1,145,000	TGNR Intermediate Holdings LLC(c) 5.50%, 10/15/2029	1,075,042
917,308	Transocean Aquila Ltd(c) 8.00%, 09/30/2028	1,037,783
	Transocean Inc
292,000	8.75%, 02/15/2030(c)	303,269
1,720,000	6.80%, 03/15/2038	1,317,899
1,976,905	Transocean Titan Financing Ltd(c) 8.38%, 02/01/2028	2,019,507
	Venture Global LNG Inc(c)
1,380,000	9.00%, Perpetual(f)	1,309,605
1,040,000	8.13%, 06/01/2028	1,062,705
800,000	9.50%, 02/01/2029	857,849
2,355,000	8.38%, 06/01/2031	2,388,632
2,265,000	9.88%, 02/01/2032(d)	2,405,623
	Viper Energy Inc(c)
1,600,000	5.38%, 11/01/2027	1,585,159
1,010,000	7.38%, 11/01/2031(d)	1,055,629
		58,732,335
Financial — 8.62%
	Acrisure LLC / Acrisure Finance Inc(c)
1,715,000	8.50%, 06/15/2029	1,786,516
1,645,000	7.50%, 11/06/2030	1,673,557
581,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.95%, 03/10/2055	594,675
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c)
1,275,000	5.88%, 11/01/2029	1,232,332

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 2,750,000	7.00%, 01/15/2031	$ 2,758,410
440,000	7.38%, 10/01/2032	441,932
1,830,000	Ally Financial Inc 8.00%, 11/01/2031	2,039,171
838,600	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp(c)(d) 7.00%, 04/15/2030	745,705
1,395,000	Apollo Commercial Real Estate Finance Inc REIT(c)(d) 4.63%, 06/15/2029	1,264,735
310,000	Aretec Group Inc(c) 10.00%, 08/15/2030	332,815
590,000	Credit Acceptance Corp(c) 9.25%, 12/15/2028	624,603
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	252,210
	Encore Capital Group Inc(c)
1,520,000	9.25%, 04/01/2029	1,591,929
1,735,000	8.50%, 05/15/2030	1,788,197
1,125,000	Freedom Mortgage Corp(c) 12.25%, 10/01/2030	1,239,561
2,090,000	Freedom Mortgage Holdings LLC(c)(d) 8.38%, 04/01/2032	2,042,139
300,000	GGAM Finance Ltd(c) 8.00%, 02/15/2027	307,355
1,895,000	HUB International Ltd(c) 7.25%, 06/15/2030	1,951,861
2,590,000	Iron Mountain Inc REIT(c) 6.25%, 01/15/2033	2,565,037
3,690,000	Jane Street Group / JSG Finance Inc(c) 6.13%, 11/01/2032	3,630,896
1,630,000	Jefferson Capital Holdings LLC(c) 9.50%, 02/15/2029	1,730,017
	Jones Deslauriers Insurance Management Inc(c)
2,015,000	8.50%, 03/15/2030	2,116,800
655,000	10.50%, 12/15/2030	701,379
975,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(c) 4.25%, 02/01/2027	949,556
	Macquarie Airfinance Holdings Ltd(c)
105,000	6.40%, 03/26/2029	108,530
155,000	6.50%, 03/26/2031	161,404
2,705,000	MPT Operating Partnership LP / MPT Finance Corp REIT(c) 8.50%, 02/15/2032	2,755,567
	Nationstar Mortgage Holdings Inc(c)
2,940,000	5.75%, 11/15/2031	2,939,084
1,220,000	7.13%, 02/01/2032	1,267,294
	OneMain Finance Corp
2,630,000	5.38%, 11/15/2029	2,502,051
845,000	7.50%, 05/15/2031	859,864
1,010,000	7.13%, 11/15/2031(d)	1,016,003
Principal Amount(a)		Fair Value
Financial — (continued)
$ 3,195,000	PHH Escrow Issuer LLC/PHH Corp(c) 9.88%, 11/01/2029	$ 3,083,287
3,580,000	PRA Group Inc(c)(d) 8.88%, 01/31/2030	3,733,485
	RHP Hotel Properties LP / RHP Finance Corp REIT(c)
290,000	7.25%, 07/15/2028	296,951
1,905,000	6.50%, 04/01/2032	1,901,587
	Societe Generale SA(c)(f)
330,000	4.75%, Perpetual(d)	319,345
295,000	5.38%, Perpetual	258,557
435,000	XHR LP REIT(c) 6.63%, 05/15/2030	427,057
		55,991,454
Industrial — 9.58%
460,000	Arcosa Inc(c) 6.88%, 08/15/2032	466,354
1,070,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c) 4.00%, 09/01/2029	911,132
745,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c) 4.13%, 08/15/2026	684,253
	Axon Enterprise Inc(c)
960,000	6.13%, 03/15/2030	968,856
730,000	6.25%, 03/15/2033	737,510
	Boeing Co
450,000	3.20%, 03/01/2029	422,502
765,000	6.39%, 05/01/2031	815,198
2,175,000	5.71%, 05/01/2040	2,114,331
1,305,000	Boise Cascade Co(c) 4.88%, 07/01/2030	1,234,234
	Bombardier Inc(c)
267,000	7.88%, 04/15/2027	268,012
250,000	7.50%, 02/01/2029(d)	256,421
1,225,000	8.75%, 11/15/2030	1,291,518
330,000	7.25%, 07/01/2031	331,122
1,635,000	7.00%, 06/01/2032(d)	1,627,927
	Builders FirstSource Inc(c)
425,000	6.38%, 06/15/2032	426,238
1,545,000	6.38%, 03/01/2034	1,533,118
960,000	Camelot Return Merger Sub Inc(c) 8.75%, 08/01/2028	790,800
	Chart Industries Inc(c)
700,000	7.50%, 01/01/2030	726,002
500,000	9.50%, 01/01/2031	533,772
915,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	924,788
1,550,000	Clydesdale Acquisition Holdings Inc(c) 6.75%, 04/15/2032	1,560,722
1,885,000	Efesto Bidco S.p.A Efesto US LLC(c) 7.50%, 02/15/2032	1,838,045

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 255,000	EMRLD Borrower LP / Emerald Co-Issuer Inc EUR, 6.38%, 12/15/2030	$ 283,729
1,085,000	Energizer Gamma Acquisition BV EUR, 3.50%, 06/30/2029	1,090,810
440,000	Energizer Holdings Inc(c) 4.38%, 03/31/2029	409,684
	GFL Environmental Inc(c)
1,180,000	4.75%, 06/15/2029(d)	1,135,561
265,000	6.75%, 01/15/2031	273,165
230,000	Graphic Packaging International LLC EUR, 2.63%, 02/01/2029	233,216
1,295,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,229,793
3,445,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(c) 6.00%, 09/15/2028	3,346,350
1,255,000	Madison IAQ LLC(c) 4.13%, 06/30/2028	1,184,403
1,050,000	Manitowoc Co Inc(c) 9.25%, 10/01/2031	1,079,337
1,030,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 04/15/2027	1,009,400
1,560,000	Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC(c) 6.75%, 04/01/2032	1,546,159
1,590,000	MIWD Holdco II LLC / MIWD Finance Corp(c) 5.50%, 02/01/2030	1,429,160
700,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc(c) 4.38%, 10/15/2028	715,316
	Quikrete Holdings Inc(c)
930,000	6.38%, 03/01/2032	935,906
465,000	6.75%, 03/01/2033	462,884
1,480,000	Sensata Technologies BV(c) 5.88%, 09/01/2030	1,428,125
820,000	Smyrna Ready Mix Concrete LLC(c) 8.88%, 11/15/2031	849,550
	Spirit AeroSystems Inc(c)
925,000	9.38%, 11/30/2029	986,769
2,100,000	9.75%, 11/15/2030	2,318,072
2,980,000	Standard Building Solutions Inc(c) 6.50%, 08/15/2032	2,979,115
	Standard Industries Inc(c)
225,000	4.38%, 07/15/2030	207,621
1,420,000	3.38%, 01/15/2031	1,234,642
	Terex Corp(c)
530,000	5.00%, 05/15/2029	505,787
1,775,000	6.25%, 10/15/2032	1,721,345
	TransDigm Inc
1,995,000	4.88%, 05/01/2029	1,894,938
2,570,000	6.88%, 12/15/2030(c)	2,626,013
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 170,000	7.13%, 12/01/2031(c)	$ 174,902
5,000	6.00%, 01/15/2033(c)	4,921
2,500,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	2,303,785
600,000	Waste Pro USA Inc(c) 7.00%, 02/01/2033	602,024
1,685,000	Watco Cos LLC / Watco Finance Corp(c) 7.13%, 08/01/2032	1,694,365
1,230,000	Weekley Homes LLC / Weekley Finance Corp(c) 4.88%, 09/15/2028	1,163,033
	WESCO Distribution Inc(c)
205,000	6.38%, 03/15/2029	207,379
1,550,000	6.63%, 03/15/2032	1,572,351
580,000	6.38%, 03/15/2033	582,928
365,000	Wrangler Holdco Corp(c) 6.63%, 04/01/2032	371,623
		62,257,016
Technology — 2.52%
1,595,000	AthenaHealth Group Inc(c) 6.50%, 02/15/2030	1,496,129
910,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	851,225
	Cloud Software Group Inc(c)
3,195,000	6.50%, 03/31/2029	3,105,750
800,000	9.00%, 09/30/2029	797,912
1,835,000	Fortress Intermediate 3 Inc(c) 7.50%, 06/01/2031	1,849,856
1,480,000	Gartner Inc(c) 3.75%, 10/01/2030	1,365,088
3,555,000	McAfee Corp(c) 7.38%, 02/15/2030	3,146,446
1,020,000	Rocket Software Inc(c) 6.50%, 02/15/2029	961,352
915,000	Seagate HDD Cayman 3.13%, 07/15/2029	821,835
1,955,000	UKG Inc(c) 6.88%, 02/01/2031	1,983,228
		16,378,821
Utilities — 2.00%
1,415,000	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC(c) 6.38%, 02/15/2032	1,372,065
580,000	Calpine Corp(c) 5.00%, 02/01/2031	553,739
765,000	Electricite de France SA(c)(f) 9.13%, Perpetual	860,400
	NRG Energy Inc(c)
915,000	10.25%, Perpetual(f)	1,007,428
1,355,000	6.25%, 11/01/2034	1,333,875
	PG&E Corp
1,430,000	5.25%, 07/01/2030(d)	1,372,789
780,000	7.38%, 03/15/2055	766,624

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 1,346,000	Vistra Corp(c)(f) 7.00%, Perpetual	$ 1,362,957
	Vistra Operations Co LLC(c)
1,565,000	5.00%, 07/31/2027	1,540,821
2,165,000	7.75%, 10/15/2031	2,267,295
565,000	6.88%, 04/15/2032	575,857
		13,013,850
TOTAL CORPORATE BONDS AND NOTES — 67.99% (Cost $444,392,430)		$441,828,626
CONVERTIBLE BONDS
Communications — 1.95%
966,000	Alibaba Group Holding Ltd(c) 0.50%, 06/01/2031	1,379,448
1,733,000	Cable One Inc(d) 1.13%, 03/15/2028	1,375,604
1,694,000	Etsy Inc 0.25%, 06/15/2028	1,437,359
1,203,000	JD.com Inc(c) 0.25%, 06/01/2029	1,387,101
1,455,000	Liberty Media Corp / Liberty Formula One 2.25%, 08/15/2027	1,767,825
136,000	Palo Alto Networks Inc 0.38%, 06/01/2025	466,344
835,000	Spotify USA Inc(j) (16.82%), 03/15/2026	995,487
1,692,000	Uber Technologies Inc 0.88%, 12/01/2028	2,059,164
1,849,000	Wayfair Inc 3.25%, 09/15/2027	1,807,398
		12,675,730
Consumer, Cyclical — 1.75%
716,000	Burlington Stores Inc 1.25%, 12/15/2027	943,688
481,000	Carnival Corp 5.75%, 12/01/2027	802,549
574,000	DraftKings Holdings Inc(j) 5.03%, 03/15/2028	499,667
	Live Nation Entertainment Inc
1,121,000	3.13%, 01/15/2029(d)	1,557,629
1,427,000	2.88%, 01/15/2030(c)	1,476,945
1,568,000	Meritage Homes Corp(c)(d) 1.75%, 05/15/2028	1,531,936
876,000	Patrick Industries Inc(d) 1.75%, 12/01/2028	1,224,648
473,000	Peloton Interactive Inc(c) 5.50%, 12/01/2029	798,424
820,000	Rivian Automotive Inc 4.63%, 03/15/2029	799,500
1,883,000	Shake Shack Inc(j) 2.95%, 03/01/2028	1,733,537
		11,368,523
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 3.52%
$ 846,000	Affirm Holdings Inc(c) 0.75%, 12/15/2029	$ 745,326
1,018,000	Alnylam Pharmaceuticals Inc 1.00%, 09/15/2027	1,172,227
1,110,000	Ascendis Pharma A/S 2.25%, 04/01/2028	1,315,522
1,442,000	BioMarin Pharmaceutical Inc 1.25%, 05/15/2027	1,356,201
761,000	Block Inc(j) 5.00%, 05/01/2026	721,809
1,314,000	Chefs' Warehouse Inc 2.38%, 12/15/2028	1,822,496
1,223,000	Dexcom Inc 0.38%, 05/15/2028	1,089,693
1,602,000	Exact Sciences Corp(c) 1.75%, 04/15/2031	1,372,245
908,000	Global Payments Inc(d) 1.50%, 03/01/2031	855,336
1,336,000	Halozyme Therapeutics Inc 1.00%, 08/15/2028	1,708,515
557,000	Innoviva Inc 2.50%, 08/15/2025	610,751
1,300,000	Integer Holdings Corp(c) 1.88%, 03/15/2030	1,310,400
728,000	Lantheus Holdings Inc 2.63%, 12/15/2027	1,026,480
742,000	Merit Medical Systems Inc(c) 3.00%, 02/01/2029	1,009,120
489,000	Mirum Pharmaceuticals Inc 4.00%, 05/01/2029	793,647
1,130,000	Post Holdings Inc 2.50%, 08/15/2027	1,346,960
1,109,000	Repligen Corp 1.00%, 12/15/2028	1,079,057
585,000	Sarepta Therapeutics Inc 1.25%, 09/15/2027	543,173
1,659,000	Shift4 Payments Inc 0.50%, 08/01/2027	1,674,760
1,399,000	Spectrum Brands Inc(c) 3.38%, 06/01/2029	1,328,973
		22,882,691
Energy — 0.18%
325,000	Nabors Industries Inc 1.75%, 06/15/2029	217,262
925,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	974,765
		1,192,027
Financial — 1.53%
1,431,000	Barclays Bank PLC 1.00%, 02/16/2029	1,426,130
1,265,000	Coinbase Global Inc 0.25%, 04/01/2030	1,192,895
714,000	Core Scientific Inc(c)(j) 3.11%, 06/15/2031	598,421
1,725,000	Digital Realty Trust LP REIT(c) 1.88%, 11/15/2029	1,708,268
776,000	Hercules Capital Inc(c) 4.75%, 09/01/2028	762,420

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 870,000	MARA Holdings Inc(c)(j) 6.52%, 06/01/2031	$ 620,310
629	SoFi Technologies Inc(c)(j) 0.29%, 10/15/2026	626
	Welltower OP LLC REIT(c)
1,396,000	2.75%, 05/15/2028	2,275,480
1,028,000	3.13%, 07/15/2029	1,346,680
		9,931,230
Industrial — 1.02%
634,000	Axon Enterprise Inc 0.50%, 12/15/2027	1,485,779
761,000	Fluor Corp 1.13%, 08/15/2029	808,563
1,783,000	Itron Inc(c) 1.38%, 07/15/2030	1,859,892
1,655,000	OSI Systems Inc(c) 2.25%, 08/01/2029	2,014,394
128,000	Rocket Lab USA Inc(c) 4.25%, 02/01/2029	462,560
		6,631,188
Technology — 5.01%
1,429,000	Bentley Systems Inc 0.38%, 07/01/2027	1,294,674
1,337,000	Box Inc(c) 1.50%, 09/15/2029	1,284,857
2,494,000	Datadog Inc(c)(j) 3.24%, 12/01/2029	2,166,039
2,805,000	Guidewire Software Inc(c) 1.25%, 11/01/2029	2,921,407
546,000	Impinj Inc 1.13%, 05/15/2027	619,164
1,763,000	Lumentum Holdings Inc 0.50%, 06/15/2028	1,624,604
910,000	Microchip Technology Inc(c) 0.75%, 06/01/2030	850,395
	MicroStrategy Inc
2,983,000	1.06%, 03/01/2030(c)(j)	2,835,521
933,000	0.88%, 03/15/2031	1,315,063
1,303,000	MKS Instruments Inc(c) 1.25%, 06/01/2030	1,172,049
1,646,000	Nutanix Inc(c) 0.50%, 12/15/2029	1,739,047
1,135,000	Okta Inc 0.38%, 06/15/2026	1,082,790
2,026,000	ON Semiconductor Corp 0.50%, 03/01/2029	1,744,994
977,000	Parsons Corp 2.63%, 03/01/2029	973,581
1,380,000	Progress Software Corp(d) 3.50%, 03/01/2030	1,449,000
2,161,000	Seagate HDD Cayman 3.50%, 06/01/2028	2,601,844
1,508,000	Snowflake Inc(c)(j) (5.36%), 10/01/2027	1,741,740
1,886,000	Tyler Technologies Inc 0.25%, 03/15/2026	2,297,989
	Unity Software Inc(j)
871,000	4.99%, 11/15/2026(d)	805,675
Principal Amount(a)		Fair Value
Technology — (continued)
$ 320,000	2.22%, 03/15/2030(c)	$ 288,320
1,141,000	Vertex Inc(c) 0.75%, 05/01/2029	1,355,651
1,716,000	Wolfspeed Inc 1.88%, 12/01/2029	368,940
		32,533,344
Utilities — 1.08%
1,409,000	CMS Energy Corp 3.38%, 05/01/2028	1,558,354
771,000	NRG Energy Inc 2.75%, 06/01/2048	1,794,788
1,733,000	PPL Capital Funding Inc 2.88%, 03/15/2028	1,939,227
1,578,000	Southern Co(c) 4.50%, 06/15/2027	1,737,063
		7,029,432
TOTAL CONVERTIBLE BONDS — 16.04% (Cost $101,313,227)		$104,244,165
Shares
COMMON STOCK
Communications — 0.14%
200	Booking Holdings Inc	921,382
Consumer, Cyclical — 0.23%
36,900	Viking Holdings Ltd(d)(k)	1,466,775
Energy — 0.07%
4,100	Exxon Mobil Corp	487,613
Industrial — 0.06%
8,430	GFL Environmental Inc	407,253
Technology — 0.07%
800	HubSpot Inc(k)	457,032
TOTAL COMMON STOCK — 0.57% (Cost $3,253,519)		$3,740,055
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.10%
18,484	Albemarle Corp 7.25%	665,239
Financial — 0.75%
43,168	Ares Management Corp 6.75%	2,058,250
2,264	Bank of America Corp 7.25%	2,800,251
		4,858,501
Industrial — 0.09%
10,557	Chart Industries Inc 6.75%	584,118

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Technology — 0.27%
21,584	Hewlett Packard Enterprise Co 7.63%	$ 1,033,874
15,196	Microchip Technology Inc 7.50%	759,800
		1,793,674
Utilities — 0.44%
69,534	NextEra Energy Inc 6.93%	2,839,073
TOTAL CONVERTIBLE PREFERRED STOCK — 1.65% (Cost $11,666,314)		$10,740,605
PREFERRED STOCK
Financial — 0.42%
37,550	Apollo Global Management Inc	2,756,559
Industrial — 0.51%
55,539	Boeing Co(k)	3,278,467
Utilities — 0.29%
42,865	PG&E Corp	1,886,060
TOTAL PREFERRED STOCK — 1.22% (Cost $7,287,968)		$7,921,086
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
30,153,300	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 4.29%(m)	$ 30,153,300
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.64% (Cost $30,153,300)		$30,153,300
TOTAL INVESTMENTS — 98.50% (Cost $640,271,469)		$640,132,018
OTHER ASSETS & LIABILITIES, NET — 1.50%		$9,744,940
TOTAL NET ASSETS — 100.00%		$649,876,958

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $425,997,526, representing 65.55% of net assets.
(d)	All or a portion of the security is on loan as of March 31, 2025.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of March 31, 2025.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized (Depreciation)
CGM	USD	1,655,281	EUR	1,537,400	06/18/2025	$(14,422)
GS	USD	103,817	EUR	96,400	06/18/2025	(879)
HSB	USD	1,164,264	EUR	1,081,100	06/18/2025	(9,872)
MS	USD	135,099	GBP	105,200	06/18/2025	(784)
SSB	USD	2,738,923	EUR	2,543,600	06/18/2025	(23,571)
SSB	USD	872,246	GBP	680,400	06/18/2025	(6,597)
					Net Depreciation	$(56,125)
As of March 31, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.44(c)	USD	11,004	$569,545	$548,733	5.00%	06/20/2030	$20,812	3.77%	-	Quarterly
			$569,545	$548,733		Net Appreciation	$20,812
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American High Yield bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.13%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 598,987
Non-Agency — 10.62%
	1988 Ltd(a)(b)
	Series 2024-4A Class D
1,075,000	8.55%, 04/15/2037 3-mo. SOFR + 4.25%	1,086,908
	Series 2024-5A Class A1
1,325,000	5.84%, 07/15/2037 3-mo. SOFR + 1.54%	1,328,566
	Series 2024-5A Class D1
1,100,000	7.60%, 07/15/2037 3-mo. SOFR + 3.30%	1,100,572
2,852,710	Apidos XII(a)(b) Series 2013-12A Class ARR 5.38%, 04/15/2031 3-mo. SOFR + 1.08%	2,848,886
416,279	Apidos XV(a)(b) Series 2013-15A Class A1RR 5.56%, 04/20/2031 3-mo. SOFR + 1.27%	416,445
1,800,000	Bain Capital Credit Ltd(a)(b) Series 2020-1A Class A1R 5.54%, 04/18/2033 3-mo. SOFR + 1.25%	1,799,024
68,950	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	69,057
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,900,000	4.72%, 02/15/2029	1,904,567
	Series 2023-2 Class A
2,600,000	5.25%, 08/15/2028(b) 1-mo. SOFR + 0.90%	2,607,177
	Barings Ltd(a)(b)
	Series 2023-1A Class A
900,000	6.04%, 04/20/2036 3-mo. SOFR + 1.75%	900,319
	Series 2024-1A Class D
750,000	8.29%, 01/20/2037 3-mo. SOFR + 4.00%	758,288
	Series 2024-4A Class B
500,000	5.94%, 10/20/2037 3-mo. SOFR + 1.65%	500,703
1,000,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	1,001,998
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 5.81%, 04/25/2034 3-mo. SOFR + 1.51%	3,399,860
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	CIFC Funding Ltd(a)(b) Series 2018-1A Class A1R 5.67%, 01/18/2038 3-mo. SOFR + 1.32%	$ 998,000
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A2
650,000	4.70%, 09/15/2027	650,387
	Series 2025-1A Class A3
300,000	4.67%, 08/15/2028	300,720
	Ford Credit Auto Owner Trust
	Series 2021-1 Class A
500,000	1.37%, 10/17/2033(a)	484,154
	Series 2023-C Class A2A
161,034	5.68%, 09/15/2026	161,318
	Series 2024-1 Class A
1,075,000	4.87%, 08/15/2036(a)(c)	1,088,029
1,254,815	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 5.57%, 04/20/2031 3-mo. SOFR + 1.28%	1,255,046
1,300,000	Generate Ltd(a)(b) Series 2024-15A Class A 5.86%, 07/20/2037 3-mo. SOFR + 1.57%	1,302,372
241,269	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	241,712
2,000,000	Green Lakes Park LLC(a)(b) Series 2025-1A Class ARR 5.47%, 01/25/2038 3-mo. SOFR + 1.18%	2,001,120
	Halseypoint Ltd(a)(b)
	Series 2020-2A Class D1R
900,000	7.89%, 07/20/2037 3-mo. SOFR + 3.60%	903,660
	Series 2023-7A Class A
1,500,000	6.54%, 07/20/2036 3-mo. SOFR + 2.25%	1,500,741
1,800,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	1,821,685
1,900,000	Invesco Ltd(a)(b) Series 2021-2A Class A 5.68%, 07/15/2034 3-mo. SOFR + 1.38%	1,900,011
264,038	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.94%, 05/25/2054 1-mo. SOFR + 1.60%	265,081
1,100,000	Oaktree Ltd(a)(b) Series 2019-4A Class ARR 5.80%, 07/20/2037 3-mo. SOFR + 1.51%	1,100,427
1,525,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 5.72%, 04/26/2036 3-mo. SOFR + 1.42%	1,525,226

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 800,000	Park Blue Ltd(a)(b) Series 2022-1A Class A1R 5.71%, 10/20/2037 3-mo. SOFR + 1.42%	$ 800,110
1,400,000	Regatta XVIII Funding Ltd(a)(b) Series 2021-1A Class A1R 5.48%, 04/15/2038 3-mo. SOFR + 1.16%	1,399,185
800,000	RR Ltd(a)(b) Series 2024-29RA Class A2R 6.00%, 07/15/2039 3-mo. SOFR + 1.70%	800,213
	Santander Drive Auto Receivables Trust
	Series 2023-6 Class A2
131,636	6.08%, 05/17/2027	131,785
	Series 2025-1 Class A2
450,000	4.76%, 08/16/2027	450,063
	Series 2025-1 Class A3
1,050,000	4.74%, 01/16/2029	1,053,421
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 7.80%, 04/18/2031 3-mo. SOFR + 3.51%	245,867
112,772	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	113,955
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 6.81%, 01/25/2034 3-mo. SOFR + 2.51%	1,983,542
1,246,862	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 5.69%, 01/20/2031 3-mo. SOFR + 1.40%	1,247,424
1,822,286	Voya Ltd(a)(b) Series 2016-1A Class A1R 5.62%, 01/20/2031 3-mo. SOFR + 1.33%	1,822,884
		47,270,508
TOTAL ASSET-BACKED SECURITIES — 10.75% (Cost $47,877,833)		$47,869,495
CORPORATE BONDS AND NOTES
Basic Materials — 0.10%
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	210,038
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	232,545
		442,583
Communications — 1.58%
1,922,000	AT&T Inc 2.30%, 06/01/2027	1,837,155
Principal Amount		Fair Value
Communications — (continued)
$ 415,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	$ 414,899
	Expedia Group Inc
217,000	3.25%, 02/15/2030	202,267
68,000	2.95%, 03/15/2031	60,920
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	411,626
670,000	Netflix Inc 5.88%, 11/15/2028	700,710
1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	1,566,378
	T-Mobile USA Inc
1,190,000	3.75%, 04/15/2027	1,172,774
230,000	3.38%, 04/15/2029	218,474
440,000	3.88%, 04/15/2030	421,802
		7,007,005
Consumer, Cyclical — 0.88%
	AutoNation Inc
345,000	4.50%, 10/01/2025	344,413
125,000	1.95%, 08/01/2028(d)	113,756
432,000	Dollar General Corp 3.88%, 04/15/2027	426,224
290,000	Hyatt Hotels Corp 5.50%, 06/30/2034	284,655
310,000	Lennar Corp(d) 4.75%, 11/29/2027	310,370
220,000	Lithia Motors Inc(a)(d) 4.38%, 01/15/2031	199,325
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	386,892
225,000	3.75%, 04/01/2032	208,728
	Marriott International Inc
500,000	5.00%, 10/15/2027	506,223
292,000	4.88%, 05/15/2029	293,532
525,000	2.85%, 04/15/2031	466,847
412,000	Warnermedia Holdings Inc 4.05%, 03/15/2029	388,002
		3,928,967
Consumer, Non-Cyclical — 4.83%
166,000	AbbVie Inc 3.20%, 11/21/2029	156,809
110,000	Adventist Health System 2.95%, 03/01/2029	101,551
450,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	418,309
	Amgen Inc
2,775,000	5.15%, 03/02/2028	2,824,905
630,000	5.25%, 03/02/2030	644,373
675,000	Banner Health 2.34%, 01/01/2030	611,266
655,000	BAT Capital Corp 6.00%, 02/20/2034	682,594
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	210,715

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 925,000	Becton Dickinson & Co 3.70%, 06/06/2027	$ 908,771
275,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	245,668
327,000	Cardinal Health Inc 5.13%, 02/15/2029	332,272
475,000	Cigna Group 5.13%, 05/15/2031	482,155
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	911,682
64,000	4.75%, 05/09/2032	62,461
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	123,347
	CVS Health Corp
151,000	3.25%, 08/15/2029	140,999
225,000	1.88%, 02/28/2031	188,174
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	841,982
144,000	5.86%, 03/15/2030	150,321
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	931,062
	HCA Inc
200,000	5.63%, 09/01/2028	204,560
475,000	5.45%, 04/01/2031	482,480
580,000	J M Smucker Co 5.90%, 11/15/2028	606,442
230,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	209,928
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,273,385
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	800,742
	Mars Inc(a)
1,200,000	4.80%, 03/01/2030	1,206,864
1,050,000	5.00%, 03/01/2032	1,054,539
1,425,000	5.20%, 03/01/2035	1,432,135
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	211,310
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	227,728
255,000	Rush Obligated Group 3.92%, 11/15/2029	246,562
	Solventum Corp
920,000	5.40%, 03/01/2029	938,503
460,000	5.60%, 03/23/2034	466,286
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	193,274
130,000	Sutter Health 2.29%, 08/15/2030	115,361
	UnitedHealth Group Inc
736,000	5.30%, 02/15/2030	759,682
100,000	4.20%, 05/15/2032(d)	96,145
		21,495,342
Principal Amount		Fair Value
Energy — 1.39%
	Cheniere Energy Partners LP
$ 220,000	4.50%, 10/01/2029	$ 213,980
245,000	5.95%, 06/30/2033	251,622
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	769,184
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	213,512
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	991,551
325,000	5.50%, 06/01/2027	329,944
1,050,000	MPLX LP 1.75%, 03/01/2026	1,022,541
510,000	Petronas Capital Ltd(a) 4.95%, 01/03/2031	512,072
350,000	Raizen Fuels Finance SA(a) 6.70%, 02/25/2037	350,368
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	807,527
710,000	Saudi Arabian Oil Co(a) 5.25%, 07/17/2034	713,888
		6,176,189
Financial — 3.38%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,135,510
235,000	3.00%, 10/29/2028	220,832
250,000	3.30%, 01/30/2032	221,488
375,000	Air Lease Corp 2.88%, 01/15/2026	369,559
550,000	Ally Financial Inc 7.10%, 11/15/2027	579,076
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	317,388
	Avolon Holdings Funding Ltd(a)
500,000	4.25%, 04/15/2026	497,195
295,000	6.38%, 05/04/2028	305,280
200,000	Banco Santander SA 2.75%, 12/03/2030	173,798
	Bank of America Corp
804,000	5.20%, 04/25/2029	816,822
900,000	5.51%, 01/24/2036	915,952
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	74,992
200,000	5.83%, 10/25/2033	210,347
200,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	198,286
350,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	355,774
625,000	BNP Paribas SA(a) 1.32%, 01/13/2027	608,532
950,000	BPCE SA(a) 1.65%, 10/06/2026	934,382
590,000	Citigroup Inc 6.02%, 01/24/2036	595,635
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	925,510

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 375,000	Deutsche Bank AG 2.13%, 11/24/2026	$ 368,265
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	408,565
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	194,211
450,000	ING Groep NV 4.02%, 03/28/2028	444,968
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	274,992
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	225,080
	Morgan Stanley
589,000	5.16%, 04/20/2029	596,984
438,000	2.94%, 01/21/2033	384,189
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	216,727
165,000	Truist Financial Corp 6.05%, 06/08/2027	167,747
445,000	US Bancorp 5.78%, 06/12/2029	458,946
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,863,516
		15,060,548
Industrial — 2.65%
215,000	AECOM 5.13%, 03/15/2027	213,318
235,000	Atkore Inc(a) 4.25%, 06/01/2031	207,013
300,000	Berry Global Inc 1.57%, 01/15/2026	292,414
	Boeing Co
801,000	6.30%, 05/01/2029	840,002
29,000	2.95%, 02/01/2030	26,415
240,000	5.15%, 05/01/2030	241,488
459,000	8.75%, 09/15/2031	543,674
445,000	6.53%, 05/01/2034	476,811
525,000	Carrier Global Corp 2.70%, 02/15/2031	467,900
235,000	Hillenbrand Inc(d) 3.75%, 03/01/2031	206,089
	IDEX Corp
675,000	4.95%, 09/01/2029	676,240
335,000	2.63%, 06/15/2031	291,999
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	148,580
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,136,450
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	213,679
25,000	Nature Conservancy 1.30%, 07/01/2028	22,336
235,000	Owens Corning 3.50%, 02/15/2030	221,374
Principal Amount		Fair Value
Industrial — (continued)
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
$ 1,075,000	4.40%, 07/01/2027	$ 1,069,548
367,000	5.25%, 07/01/2029	371,487
275,000	Republic Services Inc 4.88%, 04/01/2029	278,520
920,000	RTX Corp 6.10%, 03/15/2034	986,569
661,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	673,528
	Waste Management Inc
456,000	4.95%, 07/03/2031	464,257
1,543,000	4.80%, 03/15/2032	1,545,998
200,000	4.15%, 04/15/2032(d)	193,002
		11,808,691
Technology — 2.39%
425,000	AppLovin Corp 5.50%, 12/01/2034	424,905
	Broadcom Inc(a)
885,000	2.45%, 02/15/2031	778,647
340,000	4.15%, 04/15/2032	322,497
250,000	3.47%, 04/15/2034	220,064
688,000	3.14%, 11/15/2035	570,252
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	300,299
	Dell International LLC / EMC Corp
625,000	6.02%, 06/15/2026	633,071
150,000	5.30%, 10/01/2029	152,726
25,000	6.20%, 07/15/2030	26,469
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	209,904
644,000	HP Inc 4.00%, 04/15/2029	624,671
210,000	Intel Corp(d) 5.15%, 02/21/2034	206,231
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	558,773
225,000	3.63%, 09/01/2030	208,131
105,000	NXP BV / NXP Funding LLC / NXP USA Inc 5.00%, 01/15/2033	103,382
	Oracle Corp
475,000	4.50%, 05/06/2028	475,177
104,000	2.95%, 04/01/2030	95,544
625,000	4.65%, 05/06/2030	623,508
700,000	5.25%, 02/03/2032	709,027
1,000,000	6.25%, 11/09/2032	1,066,552
537,000	4.90%, 02/06/2033	528,016
	Synopsys Inc
437,000	5.00%, 04/01/2032	438,077
314,000	5.15%, 04/01/2035	315,654
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	393,440

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
	Workday Inc
$ 250,000	3.50%, 04/01/2027	$ 245,120
275,000	3.70%, 04/01/2029	265,056
175,000	3.80%, 04/01/2032	161,974
		10,657,167
Utilities — 0.21%
475,000	NiSource Inc 5.25%, 03/30/2028	483,287
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	214,398
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	226,446
		924,131
TOTAL CORPORATE BONDS AND NOTES — 17.41% (Cost $78,761,057)		$77,500,623
FOREIGN GOVERNMENT BONDS AND NOTES
856,000	Romanian Government International Bond 3.00%, 02/14/2031	714,756
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.16% (Cost $880,064)		$714,756
MORTGAGE-BACKED SECURITIES
Non-Agency — 11.12%
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,551,036
	Series 2024-BNK47 Class A5
850,000	5.72%, 06/15/2057	889,164
	Series 2024-BNK48 Class A5
1,125,000	5.05%, 10/15/2057	1,124,419
	BANK5
	Series 2024-5YR10 Class A3
800,000	5.30%, 10/15/2057	812,894
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	302,906
	Series 2024-5YR11 Class A3
900,000	5.89%, 11/15/2057	936,648
	Series 2024-5YR11 Class AS
425,000	6.14%, 11/15/2057	437,956
	Series 2024-5YR7 Class A3
825,000	5.77%, 06/15/2057	852,744
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-5YR13 Class AS
$ 675,000	6.10%, 01/15/2058(e)	$ 694,846
	Barclays Commercial Mortgage Securities Trust
	Series 2018-TALL Class A
1,050,000	5.24%, 03/15/2037(a)(b) 1-mo. SOFR + 0.92%	994,972
	Series 2019-C3 Class C
564,000	4.18%, 05/15/2052	485,948
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	563,053
600,000	Benchmark Mortgage Trust Series 2020-B22 Class A5 1.97%, 01/15/2054	509,612
1,200,000	BFLD Commercial Mortgage Trust(a)(b) Series 2024-UNIV Class A 5.81%, 11/15/2041 1-mo. SOFR + 1.49%	1,198,500
782,783	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 5.66%, 03/15/2041 1-mo. SOFR + 1.34%	781,315
	BMO Mortgage Trust
	Series 2023-C5 Class A5
900,000	5.77%, 06/15/2056	936,079
	Series 2024-5C4 Class A3
950,000	6.53%, 05/15/2057(e)	1,006,221
700,000	BPR Trust(a)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	704,748
	BX Trust(a)
	Series 2024-BIO Class A
1,400,000	5.96%, 02/15/2041(b) 1-mo. SOFR + 1.64%	1,398,250
	Series 2024-MDHS Class A
358,497	5.96%, 05/15/2041(b) 1-mo. SOFR + 1.64%	358,273
	Series 2024-PAT Class A
325,000	6.41%, 03/15/2041(b) 1-mo. SOFR + 2.09%	324,594
	Series 2024-VLT5 Class A
600,000	5.05%, 11/13/2046(e)	597,034
	Series 2024-WPT Class A
850,000	5.86%, 03/15/2034(b) 1-mo. SOFR + 1.54%	848,676
	Series 2025-ROIC Class A
900,000	5.46%, 03/15/2030(b) 1-mo. SOFR + 1.14%	893,253
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	177,948
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	294,484
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	100,531

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 792,631	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	$ 797,214
875,000	COMM Mortgage Trust(a)(b) Series 2024-WCL1 Class A 6.16%, 06/15/2041 1-mo. SOFR + 1.84%	872,258
500,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.73%, 04/13/2040	506,584
950,000	Fashion Show Mall LLC(a)(e) Series 2024-SHOW Class A 4.76%, 10/10/2041	950,467
650,000	GS Mortgage Securities Trust Series 2017-GS7 Class A4 3.43%, 08/10/2050	625,258
650,000	Houston Galleria Mall Trust(a)(e) Series 2025-HGLR Class A 5.46%, 02/05/2045	658,395
	Hudson Yards Mortgage Trust(a)(e)
	Series 2025-SPRL Class A
1,505,000	5.47%, 01/13/2040	1,527,252
	Series 2025-SPRL Class D
525,000	6.34%, 01/13/2040	532,270
1,650,000	IRV Trust(a)(e) Series 2025-200P Class A 5.29%, 03/14/2047	1,643,905
	JPMorgan Chase Commercial Mortgage Securities Trust(a)
	Series 2021-410T Class A
500,000	2.29%, 03/05/2042	453,164
	Series 2022-NLP Class B
707,803	5.43%, 04/15/2037(b) 1-mo. SOFR + 1.11%	690,108
	JPMorgan Mortgage Trust(a)(e)
	Series 2021-LTV2 Class A1
687,449	2.52%, 05/25/2052	589,582
	Series 2023-DSC1 Class A1
536,417	4.63%, 07/25/2063	519,466
	Series 2024-1 Class A4
687,094	6.00%, 06/25/2054	690,162
	Series 2024-1 Class A5
375,000	6.00%, 06/25/2054	379,498
	Series 2024-2 Class A5A
250,000	6.00%, 08/25/2054	253,965
	Series 2024-4 Class A5A
475,000	6.00%, 10/25/2054	485,315
1,150,000	KRE Commercial Mortgage Trust(a)(b) Series 2025-AIP4 Class A 5.62%, 03/15/2042 1-mo. SOFR + 1.30%	1,142,824
200,355	MF1 Ltd(a)(b) Series 2021-FL6 Class A 5.53%, 07/16/2036 1-mo. SOFR + 1.21%	199,998
875,000	Morgan Stanley Capital I Trust(e) Series 2018-L1 Class AS 4.64%, 10/15/2051	856,660
Principal Amount		Fair Value
Non-Agency — (continued)
$ 900,000	Morgan Stanley Residential Mortgage Loan Trust(a)(e) Series 2025-NQM2 Class A1 5.63%, 01/25/2070	$ 901,089
650,000	NY Commercial Mortgage Trust(a)(e) Series 2025-299P Class A 5.29%, 02/10/2047	662,174
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
551,099	3.50%, 08/25/2052(e)	486,366
	Series 2024-NQM2 Class A1
922,603	5.88%, 12/25/2063(c)	925,997
	ROCC Trust(a)
	Series 2024-CNTR Class A
900,000	5.39%, 11/13/2041	906,867
	Series 2024-CNTR Class D
750,000	7.11%, 11/13/2041	776,598
1,788,828	Starwood Trust(a)(b) Series 2021-FLWR Class A 5.01%, 07/15/2036 1-mo. SOFR + 0.69%	1,778,766
350,000	TEXAS Commercial Mortgage Trust(a)(b) Series 2025-TWR Class C 6.45%, 04/15/2042 1-mo. SOFR + 2.14%	349,345
1,350,000	TPG Trust(a)(b) Series 2024-WLSC Class A 6.45%, 11/15/2029 1-mo. SOFR + 2.13%	1,346,619
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
75,194	1.82%, 11/25/2066(e)	68,331
	Series 2022-1 Class A3
668,827	3.29%, 01/25/2067(e)	595,980
	Series 2025-2 Class A1
850,000	5.31%, 03/25/2070(c)	849,973
	Series 2025-INV1 Class A1
757,862	5.55%, 02/25/2070(c)	759,469
1,050,000	WB Commercial Mortgage Trust(a)(e) Series 2024-HQ Class B 5.99%, 03/15/2040	1,052,792
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Class A5
925,000	2.63%, 04/15/2054	800,422
	Series 2024-1CHI Class A
1,125,000	4.95%, 07/15/2035(a)(e)	1,129,631
	Series 2024-1CHI Class B
700,000	5.36%, 07/15/2035(a)(e)	700,543

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-C63 Class A5
$ 1,260,000	5.31%, 08/15/2057	$ 1,282,652
		49,524,063
U.S. Government Agency — 1.00%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	5.99%, 12/25/2041 1-mo. SOFR + 1.65%	206,509
	Series 2022-R05 Class 2M1
70,163	6.24%, 04/25/2042 1-mo. SOFR + 1.90%	70,441
	Series 2022-R05 Class 2M2
165,000	7.34%, 04/25/2042 1-mo. SOFR + 3.00%	169,201
	Series 2023-R03 Class 2M2
178,286	8.24%, 04/25/2043 1-mo. SOFR + 3.90%	188,983
	Series 2024-R01 Class 1B1
450,000	7.04%, 01/25/2044 1-mo. SOFR + 2.70%	458,196
	Series 2024-R01 Class 1M2
300,000	6.14%, 01/25/2044 1-mo. SOFR + 1.80%	300,647
	Series 2024-R03 Class 2B1
275,000	7.14%, 03/25/2044 1-mo. SOFR + 2.80%	282,652
	Series 2024-R03 Class 2M2
325,000	6.29%, 03/25/2044 1-mo. SOFR + 1.95%	325,582
	Series 2024-R04 Class 1M2
300,000	5.99%, 05/25/2044 1-mo. SOFR + 1.65%	300,188
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
65,880	5.99%, 01/25/2034 1-mo. SOFR + 1.65%	66,004
	Series 2024-HQA1 Class M1
659,670	5.59%, 03/25/2044 1-mo. SOFR + 1.25%	659,534
	Series 2024-HQA1 Class M2
350,000	6.34%, 03/25/2044 1-mo. SOFR + 2.00%	350,637
	Series 2024-HQA2 Class A1
1,082,917	5.59%, 08/25/2044 1-mo. SOFR + 1.25%	1,083,935
		4,462,509
TOTAL MORTGAGE-BACKED SECURITIES — 12.12% (Cost $54,191,759)		$53,986,572
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 3,556,607(f)	0.13%, 10/15/2026	$ 3,528,874
112,190,353(f)	2.13%, 04/15/2029	115,533,357
20,983,406(f)	1.13%, 01/15/2033	20,105,028
23,085,779(f)	1.38%, 07/15/2033	22,522,253
55,426,977(f)	1.88%, 07/15/2034	55,953,771
1,580,032(f)	2.13%, 01/15/2035	1,622,142
15,523,050(f)	2.13%, 02/15/2054	14,896,310
	United States Treasury Note/Bond
4,160,000	4.00%, 03/31/2030(d)	4,168,450
4,200,000	4.13%, 03/31/2032	4,211,813
TOTAL U.S. TREASURY BONDS AND NOTES — 54.47% (Cost $238,635,809)		$242,541,998
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,031,280	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.29%(h)	5,031,280
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.13% (Cost $5,031,280)		$5,031,280
TOTAL INVESTMENTS — 96.04% (Cost $425,377,802)		$427,644,724
OTHER ASSETS & LIABILITIES, NET — 3.96%		$17,621,028
TOTAL NET ASSETS — 100.00%		$445,265,752

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $94,601,650, representing 21.25% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2025. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of March 31, 2025.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of March 31, 2025.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	453	USD	50,382	Jun 2025	$435,110
U.S. 10 Year Ultra Treasury Note Futures	21	USD	2,397	Jun 2025	(2,385)
U.S. 5 Year Treasury Note Futures	1,501	USD	162,343	Jun 2025	730,798
Short
U.S. 2 Year Treasury Note Futures	335	USD	69,403	Jun 2025	905
U.S. Treasury Bond Futures	95	USD	11,142	Jun 2025	(96,444)
U.S. Ultra Long Term Treasury Bond Futures	119	USD	14,548	Jun 2025	128,896
				Net Appreciation	$1,196,880
As of March 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.85%	Annual	1-day SOFR	Annual	USD	146,010	03/31/2027	$448,776	$296,288	$152,488
3.25%	Annual	1-day SOFR	Annual	USD	1,810	06/18/2028	(18,571)	(23,027)	4,456
1-day SOFR	Annual	3.80%	Annual	USD	131,300	08/31/2029	(850,526)	(273,238)	(577,288)
1-day SOFR	Annual	3.82%	Annual	USD	21,070	01/31/2032	(155,432)	(58,924)	(96,508)
1-day SOFR	Annual	3.25%	Annual	USD	3,420	06/18/2032	94,799	103,468	(8,669)
1-day SOFR	Annual	3.86%	Annual	USD	7,660	11/15/2034	(58,835)	20,830	(79,665)
							$(539,789)	$65,397	$(605,186)
As of March 31, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	3.39%	At Maturity	USD	42,100	06/23/2026	$303,167	$(81,900)	$385,067
CPI-U	At Maturity	2.45%	At Maturity	USD	81,413	07/19/2028	1,574,097	624,046	950,051
CPI-U	At Maturity	2.59%	At Maturity	USD	24,560	12/12/2029	346,861	249,214	97,647
CPI-U	At Maturity	2.57%	At Maturity	USD	15,720	11/28/2032	190,806	181,754	9,052
							$2,414,931	$973,114	$1,441,817
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 13.29%
	AASET Trust(b)
	Series 2024-2A Class A
$ 1,124,783	5.93%, 09/16/2049	$ 1,135,048
	Series 2025-1A Class A
447,210	5.94%, 02/16/2050	451,035
100,088	ACM Auto Trust(b) Series 2023-2A Class A 7.97%, 06/20/2030	100,308
	Affirm Asset Securitization Trust(b)
	Series 2023-B Class A
325,000	6.82%, 09/15/2028	327,493
	Series 2024-A Class 1D
100,000	6.89%, 02/15/2029	101,007
	Series 2024-A Class B
330,000	5.93%, 02/15/2029	332,455
	Series 2024-X2 Class A
151,729	5.22%, 12/17/2029	151,728
	Series 2024-X2 Class D
140,000	6.08%, 12/17/2029	141,007
	ALTDE Trust(b)
	Series 2025-1A Class A
591,944	5.90%, 08/15/2050	598,406
	Series 2025-1A Class B
248,716	6.53%, 08/15/2050	251,377
	American Credit Acceptance Receivables Trust(b)
	Series 2022-1 Class D
75,512	2.46%, 03/13/2028	75,254
	Series 2022-1 Class E
1,260,000	3.64%, 03/13/2028	1,252,599
	Series 2022-4 Class C
12,415	7.86%, 02/15/2029	12,441
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	521,206
	Series 2024-4 Class D
200,000	5.34%, 08/12/2031	200,328
	Series 2025-1 Class C
1,650,000	5.09%, 08/12/2031	1,659,442
	Series 2025-1 Class D
300,000	5.54%, 08/12/2031	304,055
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	535,841
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,907,863
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	495,398
	Applebee's Funding LLC / IHOP Funding LLC(b)
	Series 2019-1A Class A2II
940,500	4.72%, 06/05/2049	922,816
	Series 2023-1A Class A2
1,854,000	7.82%, 03/05/2053	1,905,989
	Aqua Finance Trust(b)
	Series 2019-A Class A
109,107	3.14%, 07/16/2040	104,882
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-A Class C
$ 596,485	4.01%, 07/16/2040	$ 571,502
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	96,382
1,300,000	Arivo Acceptance Auto Loan Receivables Trust(b) Series 2022-1A Class B 4.77%, 06/15/2028	1,288,510
203,089	Ascent Education Funding Trust(b) Series 2024-A Class A 6.14%, 10/25/2050	208,272
	Auxilior Term Funding LLC(b)
	Series 2023-1A Class D
770,000	7.27%, 12/16/2030	811,051
	Series 2024-1A Class B
1,282,000	5.69%, 07/15/2031	1,304,984
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	485,971
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	143,666
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	151,544
	Series 2023-2A Class C
1,523,000	6.18%, 10/20/2027	1,530,417
	Series 2023-2A Class D
255,000	7.26%, 10/20/2027	255,102
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	389,902
	Series 2023-3A Class D
255,000	7.32%, 02/20/2028	255,133
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	250,146
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	115,084
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	101,714
	Series 2024-2A Class D
1,444,000	7.43%, 10/20/2028	1,447,610
1,080,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.99%, 10/20/2037 3-mo. SOFR + 1.70%	1,080,349
470,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 6.00%, 01/25/2038 3-mo. SOFR + 1.65%	470,510
	BHG Securitization Trust(b)
	Series 2022-A Class B
554,735	2.70%, 02/20/2035	547,132
	Series 2023-B Class A
645,229	6.92%, 12/17/2036	671,171
	Series 2023-B Class B
385,000	7.45%, 12/17/2036	400,942

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-1CON Class A
$ 634,599	5.81%, 04/17/2035	$ 645,158
	Series 2024-1CON Class B
195,000	6.49%, 04/17/2035	198,795
	Series 2024-1CON Class C
100,000	6.86%, 04/17/2035	102,463
	Series 2025-1CON Class B
165,000	5.26%, 04/17/2036	165,336
455,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 6.24%, 10/22/2037 3-mo. SOFR + 1.40%	454,834
1,330,000	Bojangles Issuer LLC(b) Series 2024-1A Class A2 6.58%, 11/20/2054	1,335,346
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
910,000	7.84%, 08/15/2029	962,142
	Series 2024-2 Class D
730,000	6.30%, 02/15/2030	749,986
291,507	Business Jet Securities LLC(b) Series 2024-1A Class A 6.20%, 05/15/2039	296,906
552,783	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	562,123
283,475	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	266,146
	CarMax Auto Owner Trust
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	97,570
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	104,863
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	101,874
	Carvana Auto Receivables Trust
	Series 2020-P1 Class C
1,320,000	1.32%, 11/09/2026	1,293,185
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	127,955
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	941,689
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	104,616
	Series 2024-N1 Class D
100,000	6.30%, 05/10/2030(b)	102,656
	Series 2024-N3 Class D
300,000	5.38%, 12/10/2030(b)	300,911
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
$ 176,351	5.30%, 06/15/2043	$ 161,363
	Series 2019-1A Class A
245,017	3.97%, 04/15/2039	230,319
	Series 2025-1A Class A
1,216,978	5.78%, 02/15/2050	1,224,018
376,427	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	378,415
229,175	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	212,849
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
56,462	2.92%, 07/25/2051	52,216
	Series 2021-C Class D
84,773	4.11%, 07/26/2055	79,873
	Series 2024-B Class A1A
1,140,768	5.69%, 08/25/2054	1,166,024
	Series 2024-B Class B
300,000	6.08%, 08/25/2054	306,122
84,537	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	74,920
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
530,000	5.66%, 02/25/2050	537,770
	Series 2025-1A Class A3
200,000	5.85%, 02/25/2050	202,331
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
36,968	2.71%, 10/15/2052	36,581
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	134,054
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	215,026
	Series 2020-2 Class C
100,000	4.62%, 05/15/2052(d)	97,378
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	91,931
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	90,743
1,050,000	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	1,075,401
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	175,156
	Series 2024-2A Class C
235,000	6.70%, 10/16/2034	244,229
	Series 2024-3A Class C
215,000	5.39%, 01/16/2035	216,551

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2024-3A Class A2
$ 415,000	4.65%, 05/20/2049	$ 393,292
	Series 2025-1A Class A2
100,000	5.91%, 02/20/2050	101,849
113,147	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	111,517
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
324,300	4.12%, 07/25/2047	318,413
	Series 2018-1A Class A2II
66,325	4.33%, 07/25/2048	65,539
	DT Auto Owner Trust(b)
	Series 2022-1A Class D
502,775	3.40%, 12/15/2027	498,787
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,107,983
	Series 2023-3A Class C
570,000	6.40%, 05/15/2029	580,690
	Series 2023-3A Class D
325,000	7.12%, 05/15/2029	335,787
88,255	Education Funding Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	83,066
31,059	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	29,326
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
100,181	2.54%, 03/25/2044	93,455
	Series 2021-A Class B
58,308	2.09%, 12/26/2046(d)	48,085
306,651	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	310,314
131,288	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	128,905
	Exeter Automobile Receivables Trust
	Series 2022-6A Class C
110,000	6.32%, 05/15/2028	110,724
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	208,873
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,207,069
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	681,511
	Series 2024-5A Class D
300,000	5.06%, 02/18/2031	298,554
	Series 2025-1A Class D
575,000	5.49%, 05/15/2031	582,713
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 795,400	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 5.75%, 04/25/2051	$ 708,124
1,230,000	First Help Financial LLC(b) Series 2024-3A Class C 5.43%, 03/17/2031	1,233,224
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	196,674
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	151,609
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	197,144
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	98,686
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	759,145
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	485,067
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	321,411
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	172,085
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	133,658
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	200,765
1,645,875	Five Guys Holdings Inc(b) Series 2023-1A Class A2 7.55%, 01/26/2054	1,707,153
	Flagship Credit Auto Trust(b)
	Series 2020-1 Class D
58,294	2.48%, 03/16/2026	58,206
	Series 2020-4 Class D
185,904	2.18%, 02/16/2027	184,026
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	203,182
	Series 2024-3 Class B
941,000	5.35%, 07/16/2029	949,361
246,875	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	262,971
175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	178,242
	Foundation Finance Trust(b)
	Series 2023-2A Class A
607,832	6.53%, 06/15/2049	633,725
	Series 2023-2A Class B
100,000	6.97%, 06/15/2049	104,656
	Series 2024-2A Class D
100,000	6.59%, 03/15/2050	101,680
	Series 2025-1A Class B
565,000	5.26%, 04/15/2050	566,947

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-1A Class D
$ 400,000	6.09%, 04/15/2050	$ 401,335
228,711	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	228,393
	Freedom Financial Trust(b)
	Series 2021-3FP Class D
69,644	2.37%, 11/20/2028	68,859
	Series 2022-1FP Class D
84,265	3.35%, 03/19/2029	83,654
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,275,000	6.60%, 08/20/2053	1,298,493
	Series 2023-1 Class C
480,000	11.50%, 08/20/2053	507,998
	Series 2024-1 Class C
730,000	11.16%, 06/20/2054	819,726
	GITSIT Mortgage Loan Trust(b)(e)
	Series 2024-NPL1 Class A1
287,281	7.47%, 06/25/2054	288,086
	Series 2025-NPL1 Class A1
1,899,345	6.28%, 02/25/2055	1,898,815
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-1A Class D
171,965	1.68%, 01/15/2027	171,189
	Series 2021-3A Class E
1,445,000	3.20%, 10/16/2028	1,410,438
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	779,236
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	158,223
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	312,515
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	203,945
	Series 2024-2A Class D
230,000	6.19%, 02/15/2030	235,674
	Series 2024-3A Class C
1,300,000	5.21%, 02/18/2031	1,306,485
	GLS Auto Select Receivables Trust(b)
	Series 2023-1A Class B
900,000	6.09%, 03/15/2029	921,376
	Series 2023-2A Class A3
842,000	6.38%, 02/15/2029	864,368
	Series 2024-2A Class C
80,000	5.93%, 06/17/2030	81,920
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	98,725
	Series 2025-1A Class C
50,000	5.26%, 03/15/2031	50,561
	Series 2025-1A Class D
50,000	5.74%, 04/15/2032	51,030
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,515,000	GoldenTree Loan Management US Ltd(b)(c) Series 2021-9A Class AR 5.79%, 04/20/2037 3-mo. SOFR + 1.50%	$ 1,519,090
193,197	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	195,653
1,480,050	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,520,793
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
327,500	4.85%, 06/25/2026	326,568
	Series 2023-1A Class D2
255,000	9.13%, 06/25/2027	258,762
395,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	394,658
	Hilton Grand Vacations(b)
	Series 2022-2A Class C
477,708	5.57%, 01/25/2037	480,060
	Series 2024-1B Class D
863,036	8.85%, 09/15/2039	889,176
36,595	Hilton Grand Vacations Trust(b) Series 2024-1B Class C 6.62%, 09/15/2039	37,278
	HIN Timeshare Trust(b)
	Series 2020-A Class C
252,169	3.42%, 10/09/2039	245,085
	Series 2024-A Class A
62,010	5.49%, 03/15/2043	63,066
	Home Partners of America Trust(b)
	Series 2019-1 Class D
152,436	3.41%, 09/17/2039	144,742
	Series 2019-2 Class D
123,640	3.12%, 10/19/2039	117,378
	Series 2021-1 Class E
83,396	2.58%, 09/17/2041	71,580
170,810	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	162,952
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
128,249	2.40%, 11/20/2029	127,726
	Series 2023-2A Class D
100,000	6.97%, 07/21/2031	102,253
100,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	101,962
288,000	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	283,508

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Jersey Mike's Funding LLC(b)
	Series 2019-1A Class A2
$ 634,590	4.43%, 02/15/2050	$ 627,460
	Series 2024-1A Class A2
1,095,000	5.64%, 02/15/2055	1,099,458
468,742	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	459,374
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
150,000	5.49%, 09/10/2031	150,472
	Series 2024-1A Class A
395,000	5.49%, 09/10/2031	395,920
75,357	KDAC Aviation Finance Ltd(b) Series 2017-1A Class A 4.21%, 12/15/2042	73,295
240,554	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	233,933
	LAD Auto Receivables Trust(b)
	Series 2022-1A Class A
232,723	5.21%, 06/15/2027	232,969
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,126,156
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	720,152
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,282,150
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	78,214
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	101,347
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	99,124
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	98,978
	Series 2025-1A Class D
1,255,000	5.52%, 05/17/2032	1,257,581
142,079	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	131,362
202,467	Lendbuzz Securitization Trust(b) Series 2022-1A Class A 4.22%, 05/17/2027	201,891
1,270,000	Libra Solutions LLC(b) Series 2024-1A Class A 5.88%, 09/30/2038	1,269,197
	MAPS Ltd(b)
	Series 2018-1A Class A
91,544	4.21%, 05/15/2043	91,089
	Series 2021-1A Class A
222,567	2.52%, 06/15/2046	207,465
100,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	102,619
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Marlette Funding Trust(b)
	Series 2023-4A Class B
$ 450,000	8.15%, 12/15/2033	$ 470,713
	Series 2024-1A Class B
115,000	6.07%, 07/17/2034	116,316
	Series 2024-1A Class D
425,000	6.93%, 07/17/2034	424,267
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
1,096,860	7.21%, 05/20/2036	1,106,841
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	224,568
725,000	Mercury Financial Credit Card Master Trust(b) Series 2024-2A Class A 6.56%, 07/20/2029	735,101
1,120,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	1,145,789
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
330,000	7.69%, 11/15/2028	331,171
	Series 2024-A Class B
415,000	6.59%, 08/15/2029	419,536
	Series 2024-B Class A
535,000	5.88%, 01/15/2030	538,813
	Series 2025-A Class A
485,000	5.80%, 05/15/2030	484,998
416,704	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	416,666
101,397	Mosaic Solar Loan Trust(b) Series 2024-1 Class B 6.25%, 09/20/2049	97,827
	MVW Owner Trust(b)
	Series 2019-1A Class C
10,497	3.33%, 11/20/2036	10,456
	Series 2021-2A Class C
224,412	2.23%, 05/20/2039	211,814
	Series 2024-1A Class A
1,054,475	5.32%, 02/20/2043	1,068,660
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	89,526
	Series 2020-HA Class A
23,066	1.31%, 01/15/2069	21,673
	Series 2021-A Class A
108,061	0.84%, 05/15/2069	98,210
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	82,252
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	185,014
245,000	Navient Student Loan Trust(b) Series 2023-BA Class B 7.23%, 03/15/2072	257,720

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 993,308	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	$ 951,642
250,000	Nelnet Student Loan Trust(b) Series 2021-BA Class B 2.68%, 04/20/2062	218,656
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	247,304
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	268,185
1,515,000	Oportun Issuance Trust(b) Series 2024-2 Class B 5.83%, 02/09/2032	1,522,354
759,115	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	764,724
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
920,000	5.90%, 07/15/2037 3-mo. SOFR + 1.60%	920,932
	Series 1A Class B1
650,000	6.45%, 07/15/2037 3-mo. SOFR + 2.15%	651,424
1,225,000	PEAC Solutions Receivables LLC(b) Series 2024-1A Class B 5.79%, 11/20/2030	1,256,706
217,011	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	219,085
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
511,650	3.86%, 12/05/2049	481,502
	Series 2022-1A Class A2II
97,000	4.01%, 12/05/2051	88,508
	Series 2024-1A Class A2I
2,313,375	5.77%, 06/05/2054	2,336,969
710,826	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	727,333
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	430,130
	Series 2023-2A Class B
1,068,000	6.64%, 12/15/2027	1,080,179
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	104,461
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	343,244
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	121,388
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR3 Class E2
$ 105,000	2.69%, 05/17/2026	$ 102,020
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	97,187
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	96,869
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	139,529
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	95,988
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	178,502
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	96,488
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	185,158
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	89,284
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	91,895
1,430,000	Purchasing Power Funding LLC(b) Series 2024-A Class B 6.43%, 08/15/2028	1,446,695
758,763	RCKT Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 6.03%, 02/25/2044	762,949
	Reach Financial LLC(b)
	Series 2023-1A Class B
784,756	7.33%, 02/18/2031	789,714
	Series 2024-1A Class B
1,470,000	6.29%, 02/18/2031	1,490,966
	Series 2024-2A Class B
975,000	5.84%, 07/15/2031	987,026
	Series 2025-1A Class C
135,000	5.99%, 08/16/2032	136,491
	Republic Finance Issuance Trust(b)
	Series 2024-A Class A
355,000	5.91%, 08/20/2032	359,975
	Series 2024-B Class C
375,000	6.60%, 11/20/2037	377,506
1,765,000	Retained Vantage Data Centers Issuer LLC(b) Series 2024-1A Class A2 4.99%, 09/15/2049	1,734,015

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 269,489	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 5.69%, 05/20/2031 3-mo. SOFR + 1.36%	$ 269,400
795,000	Santander Drive Auto Receivables Trust Series 2024-3 Class D 5.97%, 10/15/2031	813,195
100,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	101,706
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	130,412
	Series 2022-2A Class C
210,000	6.50%, 08/20/2032	212,841
	Series 2024-1A Class C
100,000	5.82%, 09/20/2032	102,154
	Series 2024-1A Class D
100,000	6.58%, 06/21/2033	102,872
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	194,771
	Series 2024-1A Class A2
440,000	7.39%, 04/30/2054	451,320
130,703	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	127,109
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
14,237	1.79%, 11/20/2037	13,888
	Series 2023-2A Class B
473,464	6.28%, 04/20/2040	485,174
	Series 2023-2A Class C
41,532	7.30%, 04/20/2040	42,881
	Series 2023-3A Class C
128,488	7.12%, 09/20/2040	132,404
	Slam Ltd(b)
	Series 2021-1A Class A
516,780	2.43%, 06/15/2046	476,821
	Series 2024-1A Class A
619,656	5.34%, 09/15/2049	614,145
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
29,210	3.50%, 09/15/2043	28,988
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	96,819
	Series 2019-B Class A2A
266,709	2.84%, 06/15/2037	259,830
	Series 2020-A Class A2A
37,247	2.23%, 09/15/2037	35,863
	Series 2021-A Class A2A2
99,372	5.16%, 01/15/2053(c) 1-mo. SOFR + 0.84%	97,541
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-D Class B
$ 200,000	2.31%, 03/17/2053	$ 173,297
	Series 2024-A Class B
173,000	5.88%, 03/15/2056	176,941
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
75,490	6.27%, 07/15/2044	78,763
	Series 2024-2A Class A
294,554	5.21%, 02/15/2045	297,908
	Subway Funding LLC(b)
	Series 2024-1A Class A2I
1,301,738	6.03%, 07/30/2054	1,311,094
	Series 2024-1A Class A2II
1,311,713	6.27%, 07/30/2054	1,330,888
95,722	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	87,145
326,009	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	180,394
360,363	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	294,299
583,522	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	553,673
83,062	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	72,117
1,790,000	Switch ABS Issuer LLC(b) Series 2025-1A Class A2 5.04%, 03/25/2055	1,727,880
1,321,875	Taco Bell Funding LLC(b) Series 2016-1A Class A23 4.97%, 05/25/2046	1,320,128
213,779	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	206,766
246,358	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	220,231
92,500	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	93,027
1,001,781	Towd Point Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 5.85%, 01/25/2064	1,005,136
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,055,000	5.74%, 11/15/2027(c) 1-day SOFR + 1.40%	1,055,137

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-1A Class B
$ 200,000	7.29%, 11/15/2027	$ 202,304
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,707,996
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	112,778
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	222,817
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	833,490
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	211,187
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	474,379
1,296,750	TSC SPV Funding LLC(b) Series 2024-1A Class A2 6.29%, 08/20/2054	1,292,766
	United Auto Credit Securitization Trust(b)
	Series 2023-1 Class C
487,402	6.28%, 07/10/2028	488,158
	Series 2023-1 Class D
1,148,000	8.00%, 07/10/2028	1,157,905
100,000	Uniti Fiber Abs Issuer Llc(b) Series 2025-1A Class A2 5.88%, 04/20/2055	101,660
527,473	US Bank NA(b) Series 2023-1 Class B 6.79%, 08/25/2032	534,208
1,291,267	USQ Rail III LLC(b) Series 2024-1A Class A 4.99%, 09/28/2054	1,266,095
1,220,000	Veros Auto Receivables Trust(b) Series 2024-1 Class C 7.57%, 12/15/2028	1,257,760
280,895	VFI ABS LLC(b) Series 2023-1A Class A 7.27%, 03/26/2029	282,875
338,018	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	318,035
572,559	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	575,111
100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class B 5.77%, 07/15/2030	101,497
626,884	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	586,156
60,276	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	58,341
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 788,828	Westgate Resorts LLC(b) Series 2024-1A Class A 6.06%, 01/20/2038	$ 799,539
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	158,893
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	668,117
	Series 2024-2A Class B
1,325,000	5.62%, 03/15/2030	1,343,536
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	203,722
	Series 2025-1A Class C
200,000	5.14%, 10/15/2030	202,536
	Series 2025-1A Class D
200,000	5.54%, 11/15/2030	202,876
612,985	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	635,325
345,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	349,803
	Ziply Fiber Issuer LLC(b)
	Series 2024-1A Class A2
700,000	6.64%, 04/20/2054	720,801
	Series 2024-1A Class B
225,000	7.81%, 04/20/2054	233,272
TOTAL ASSET-BACKED SECURITIES — 13.29% (Cost $150,433,187)		$151,020,439
BANK LOANS
119,401	AAL Delaware Holdco Inc(c) 7.07%, 07/30/2031 1-mo. SOFR + 2.76%	118,653
	Acrisure LLC(c)
345,827	7.07%,02/15/2027 1-mo. SOFR + 2.76%	345,105
297,252	7.32%,11/06/2030 1-mo. SOFR + 3.01%	296,077
858,562	Agiliti Health Inc(c) 7.31%, 05/01/2028 3-mo. SOFR + 3.02%	809,097
646,696	AI Aqua Merger Sub Inc(c) 7.32%, 07/31/2028 1-mo. SOFR + 3.00%	639,556
456,208	Albion Financing 3 SARL(c) 7.29%, 08/16/2029 3-mo. SOFR + 3.01%	460,793
552,139	Allied Universal Holdco LLC(c) 8.07%, 05/15/2028 1-mo. SOFR + 3.75%	552,618
	Applied Systems Inc(c)
717,599	7.05%,02/24/2031 3-mo. SOFR + 2.76%	717,936

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 75,000	8.80%,02/23/2032 3-mo. SOFR + 4.51%	$ 76,781
	Aramark Services Inc(c)
130,000	6.32%,04/06/2028 1-mo. SOFR + 2.00%	129,935
875,000	6.32%,06/22/2030 1-mo. SOFR + 2.01%	875,000
628,831	Arcline FM Holdings LLC(c) 8.80%, 06/23/2028 3-mo. SOFR + 4.52%	628,045
890,000	Ardonagh Group FinCo Pty Ltd(c) 7.26%, 02/18/2031 6-mo. SOFR + 3.07%	876,650
251,319	Arsenal AIC Parent LLC(c) 7.07%, 08/18/2030 1-mo. SOFR + 2.76%	249,586
558,484	Ascend Learning LLC(c) 7.32%, 12/11/2028 1-mo. SOFR + 3.01%	551,038
552,211	Aspire Bakeries Holdings LLC(c) 8.57%, 12/23/2030 1-mo. SOFR + 4.26%	554,298
1,143,100	Asplundh Tree Expert LLC(c) 6.07%, 05/23/2031 1-mo. SOFR + 1.76%	1,139,629
223,869	AssuredPartners Inc(c) 7.82%, 02/14/2031 1-mo. SOFR + 3.51%	224,540
281,438	Bausch & Lomb Corp(c) 8.32%, 09/29/2028 1-mo. SOFR + 4.01%	280,265
558,600	Belron Finance US LLC(c) 7.05%, 10/16/2031 3-mo. SOFR + 2.76%	556,854
328,775	BIFM US Finance LLC(c) 8.07%, 05/31/2028 1-mo. SOFR + 3.76%	328,501
789,200	Boxer Parent Company Inc(c) 7.29%, 07/30/2031 3-mo. SOFR + 3.00%	774,313
139,649	Broadstreet Partners Inc(c) 7.32%, 06/13/2031 1-mo. SOFR + 3.01%	138,288
	Carnival Corp(c)
158,152	6.32%,08/08/2027 1-mo. SOFR + 2.01%	157,559
714,740	6.32%,10/18/2028 1-mo. SOFR + 2.01%	712,953
410,000	Catawba Nation Gaming Authority(c) 9.05%, 12/16/2031 3-mo. SOFR + 4.76%	412,050
248,750	Cedar Fair LP(c) 6.32%, 05/01/2031 1-mo. SOFR + 2.01%	247,610
654,616	Central Parent LLC(c) 7.55%, 07/06/2029 3-mo. SOFR + 3.26%	559,151
529,663	Century DE Buyer LLC(c) 7.79%, 10/30/2030 3-mo. SOFR + 3.50%	531,826
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 135,000	Ceva Sante (c) 7.07%, 11/13/2030 3-mo. SOFR + 2.78%	$ 135,000
482,862	Chariot Buyer LLC(c) 7.67%, 11/03/2028 1-mo. SOFR + 3.36%	478,487
652,825	CHG Healthcare Services Inc(c) 7.31%, 09/29/2028 3-mo. SOFR + 3.03%	651,193
239,944	Ciena Corp(c) 6.07%, 10/24/2030 1-mo. SOFR + 1.75%	239,644
538,650	Cloud Software Group Inc(c) 8.05%, 03/21/2031 3-mo. SOFR + 3.51%	533,039
600,000	Clubessential(c) 7.31%, 02/06/2032 1-mo. SOFR + 2.99%	595,125
825,000	Clydesdale Acquisition Holdings Inc(c) 7.50%, 04/13/2029 1-mo. SOFR + 3.18%	820,015
627,950	CNT Holdings I Corp(c) 6.80%, 11/08/2032 3-mo. SOFR + 2.51%	623,240
990,798	Cogeco Communications Finance US LP(c) 7.57%, 09/18/2030 1-mo. SOFR + 3.26%	973,768
502,984	ConnectWise LLC(c) 8.06%, 09/29/2028 3-mo. SOFR + 3.77%	503,275
504,742	Cornerstone Building Brands Inc(c) 7.67%, 04/12/2028 1-mo. SOFR + 3.35%	422,178
270,000	Cornerstone Generation LLC(c) 7.58%, 10/28/2031 1-mo. SOFR + 3.26%	270,000
	Cotiviti Holdings Inc(c)
455,412	7.07%,05/01/2031 1-mo. SOFR + 2.75%	453,132
425,000	7.07%,02/17/2032 1-mo. SOFR + 2.75%	417,297
751,599	CPM Holdings Inc(c) 8.82%, 09/28/2028 1-mo. SOFR + 4.50%	738,133
433,913	Creative Artists Agency LLC(c) 7.07%, 10/01/2031 1-mo. SOFR + 2.76%	433,679
279,300	Crisis Prevention Institute Inc(c) 8.30%, 04/09/2031 3-mo. SOFR + 4.01%	279,650
1,218,825	CSC Holdings LLC(c) 8.82%, 01/18/2028 1-mo. SOFR + 4.50%	1,182,260
355,000	Cube Industrials Buyer Inc(c) 7.79%, 10/17/2031 3-mo. SOFR + 3.51%	352,338

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 359,100	CVR CHC LP(c) 8.23%, 12/30/2027 3-mo. SOFR + 3.94%	$ 360,000
575,000	Dechra Pharmaceuticals Holdings Ltd(c) 7.51%, 01/27/2032 6-mo. SOFR + 3.23%	573,203
	Del Monte Foods Inc(c)
167,659	8.72%,08/02/2028 3-mo. SOFR + 4.43%	163,048
381,211	9.20%,08/02/2028 3-mo. SOFR + 4.91%	284,002
193,194	12.47%,08/02/2028 3-mo. SOFR + 8.18%	187,881
512,918	Delivery Hero SE(c) 9.31%, 12/12/2029 3-mo. SOFR + 5.03%	514,871
909,683	DG Investment Intermediate Holdings 2 Inc(c) 8.19%, 03/31/2028 1-mo. SOFR + 3.87%	818,714
515,515	DirecTV Financing LLC(c) 9.80%, 08/02/2029 3-mo. SOFR + 5.51%	693,970
705,000	DK Crown Holdings Inc(c) 6.07%, 02/25/2032 1-mo. SOFR + 1.76%	700,006
560,762	DS Parent Inc(c) 9.80%, 01/31/2031 3-mo. SOFR + 5.51%	520,012
413,721	DXP Enterprises Inc(c) 8.07%, 10/11/2030 1-mo. SOFR + 3.76%	413,205
119,700	Dynamo US Bidco Inc(c) 8.26%, 10/01/2031 6-mo. SOFR + 4.07%	119,700
863,296	Eagle Broadband Investments LLC(c) 7.56%, 11/12/2027 3-mo. SOFR + 3.27%	860,059
504,140	ECL Entertainment LLC(c) 7.82%, 08/31/2030 1-mo. SOFR + 3.51%	507,937
409,414	EG America LLC(c) 8.56%, 02/07/2028 3-mo. SOFR + 4.28%	409,209
	Ellucian Holdings Inc(c)
311,114	7.32%,10/09/2029 1-mo. SOFR + 3.01%	310,414
70,000	9.07%,11/15/2032 1-mo. SOFR + 4.76%	70,700
240,000	Endeavor Operating Company LLC(c) 7.32%, 01/27/2032 3-mo. SOFR + 3.03%	238,300
129,350	Endo Finance Holdings Inc(c) 8.32%, 04/23/2031 1-mo. SOFR + 4.01%	128,054
307,669	Ensemble RCM LLC(c) 7.29%, 08/01/2029 3-mo. SOFR + 3.00%	307,847
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 238,200	Entain PLC(c) 7.05%, 10/31/2029 3-mo. SOFR + 2.76%	$ 238,260
495,000	Epic Crude Services LP(c) 7.30%, 10/15/2031 3-mo. SOFR + 3.01%	494,484
706,434	Epicor Software Corp(c) 7.07%, 05/30/2031 1-mo. SOFR + 2.76%	704,171
536,463	Filtration Group Corporation(c) 7.32%, 10/21/2028 1-mo. SOFR + 3.01%	535,257
782,497	First Brands Group LLC(c) 9.55%, 03/30/2027 3-mo. SOFR + 5.26%	725,523
1,781,236	Flutter Entertainment PLC(c) 6.05%, 11/30/2030 3-mo. SOFR + 1.76%	1,774,734
979,142	Freeport LNG Investments(c) 7.54%, 12/21/2028 3-mo. SOFR + 3.26%	963,842
210,000	Fugue Finance LLC(c) 7.50%, 01/09/2032 6-mo. SOFR + 3.21%	209,672
564,160	Gainwell Acquisition Corp(c) 8.40%, 10/01/2027 3-mo. SOFR + 4.11%	523,210
554,372	Garda World Security Corp(c) 7.32%, 02/01/2029 1-mo. SOFR + 3.00%	551,600
498,750	Glatfelter Corp(c) 8.56%, 11/04/2031 3-mo. SOFR + 4.28%	497,191
554,447	Global Medical Response Inc(c) 9.79%, 10/31/2028 3-mo. SOFR + 5.50%	553,853
	Gloves Buyer Inc(c)
620,167	8.44%,11/29/2027 1-mo. SOFR + 4.12%	618,616
350,000	8.32%,01/20/2032 1-mo. SOFR + 4.00%	335,563
805,000	Goat Holdco LLC(c) 7.32%, 01/27/2032 1-mo. SOFR + 3.00%	797,956
326,030	Grant Thornton Advisors LLC(c) 7.07%, 06/02/2031 1-mo. SOFR + 5.52%	324,679
671,991	Gray Media Inc(c) 7.44%, 12/01/2028 1-mo. SOFR + 3.12%	614,751
201,914	Great Canadian Gaming(c) 9.05%, 11/01/2029 3-mo. SOFR + 4.76%	198,548
1,060,000	Grifols Worldwide Operations USA Inc(c) 6.46%, 11/15/2027 3-mo. SOFR + 2.18%	1,048,517

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 134,680	Hamilton Projects Acquiror LLC(c) 7.32%, 05/31/2031 1-mo. SOFR + 3.01%	$ 136,786
600,411	Hanger Inc(c) 7.82%, 10/23/2031 1-mo. SOFR + 7.02%	541,383
562,175	Harbor Freight Tools USA Inc(c) 6.82%, 06/11/2031 1-mo. SOFR + 2.51%	547,243
772,200	Hertz Corp(c) 8.07%, 06/30/2028 1-mo. SOFR + 3.75%	599,420
	Hilton Grand Vacations(c)
30,337	6.32%,08/02/2028 1-mo. SOFR + 2.00%	30,278
1,864,743	6.32%,01/17/2031 1-mo. SOFR + 2.00%	1,848,761
773,969	Hilton Worldwide Finance LLC(c) 6.07%, 11/08/2030 1-mo. SOFR + 1.75%	772,058
202,448	HUB International Ltd(c) 6.79%, 06/20/2030 3-mo. SOFR + 2.50%	201,915
421,858	Hunter Douglas Holding BV(c) 7.55%, 01/17/2032 3-mo. SOFR + 3.26%	404,624
599,866	Hunter Holdco 3 Ltd(c) 8.65%, 08/19/2028 3-mo. SOFR + 4.36%	577,371
144,275	Hunterstown Generation LLC(c) 7.80%, 11/06/2031 3-mo. SOFR + 3.51%	144,954
	Icon Parent Inc(c)
225,000	7.32%,11/13/2031 3-mo. SOFR + 3.03%	222,919
165,000	9.32%,11/12/2032 3-mo. SOFR + 5.03%	164,484
798,000	Indicor LLC(c) 7.05%, 11/22/2029 3-mo. SOFR + 2.76%	795,200
517,232	INEOS Finance PLC(c) 7.57%, 02/18/2030 1-mo. SOFR + 3.26%	502,975
466,603	Infinite Bidco LLC(c) 8.30%, 03/02/2028 3-mo. SOFR + 4.01%	440,856
427,436	Ion Trading Finance Ltd(c) 7.80%, 04/01/2028 3-mo. SOFR + 3.51%	423,363
553,612	IQVIA Inc(c) 6.07%, 01/02/2031 1-mo. SOFR + 1.75%	555,000
559,333	J&J Ventures Gaming LLC(c) 7.82%, 04/26/2030 1-mo. SOFR + 3.51%	550,418
470,000	Javelin Buyer Inc(c) 7.56%, 12/05/2031 3-mo. SOFR + 3.28%	467,533
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 532,437	Klockner Pentaplast of America Inc(c) 9.23%, 02/12/2026 6-mo. SOFR + 5.03%	$ 481,776
618,834	Kronos Acquisition Holdings Inc(c) 8.30%, 07/08/2031 3-mo. SOFR + 4.01%	535,528
370,625	KUEHG Corp(c) 7.55%, 06/12/2030 3-mo. SOFR + 3.26%	370,509
560,762	LBM Acquisition LLC(c) 8.17%, 06/06/2031 1-mo. SOFR + 3.86%	549,262
403,988	Lernen Bidco Ltd(c) 8.32%, 10/27/2031 1-day SOFR + 3.91%	407,017
695,000	Level 3 Financing Inc(c) 8.57%, 03/21/2032 1-mo. SOFR + 4.25%	686,602
	LifePoint Health Inc(c)
94,526	7.82%,05/16/2031 3-mo. SOFR + 3.53%	91,209
552,865	8.05%,05/16/2031 3-mo. SOFR + 3.76%	536,376
925,000	LSF12 Crown US Commercial Bidco LLC(c) 8.57%, 12/02/2031 1-mo. SOFR + 4.25%	906,114
381,682	Lummus Technology Holdings V LLC(c) 7.32%, 12/31/2029 1-mo. SOFR + 3.01%	381,397
445,000	M6 ETX Holdings II MidCo LLC(c) 7.32%, 03/24/2032 1-mo. SOFR + 3.00%	444,166
880,000	Madison IAQ LLC(c) 6.57%, 06/21/2028 1-mo. SOFR + 2.25%	869,220
482,575	Madison Safety & Flow LLC(c) 7.07%, 09/26/2031 1-mo. SOFR + 2.76%	482,779
678,274	Mauser Packaging Solutions Holding Co(c) 7.32%, 04/15/2027 1-mo. SOFR + 3.00%	675,561
338,865	McGraw-Hill Education Inc(c) 7.57%, 08/06/2031 1-mo. SOFR + 3.26%	353,467
663,376	Medline Borrower LP(c) 6.57%, 10/23/2028 1-mo. SOFR + 2.26%	663,504
265,411	MH Sub I LLC(c) 8.57%, 05/03/2028 1-mo. SOFR + 4.26%	252,472
129,350	Modivcare Inc(c) 4.30%, 07/01/2031 3-mo. SOFR + 0.01%	96,689
518,467	Motion Finco LLC(c) 7.80%, 11/12/2029 3-mo. SOFR + 3.51%	500,229

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 786,329	NAB Holdings LLC(c) 6.80%, 11/23/2028 3-mo. SOFR + 2.51%	$ 779,448
336,464	Naked Juice LLC(c) 7.40%, 01/24/2029 1-mo. SOFR + 3.08%	170,475
202,667	NCR Atleos Corp(c) 8.05%, 04/16/2029 3-mo. SOFR + 3.77%	215,064
548,948	Neptune Bidco US Inc(c) 9.32%, 04/11/2029 1-mo. SOFR + 5.00%	472,644
224,438	NGP XI Midstream Holdings LLC(c) 7.80%, 07/25/2031 3-mo. SOFR + 0.35%	225,844
376,510	Nouryon Finance BV(c) 7.55%, 04/03/2028 3-mo. SOFR + 3.27%	378,406
988,869	Novelis Holdings Inc(c) 6.29%, 02/20/2032 3-mo. SOFR + 2.00%	987,386
273,618	NRG Energy Inc(c) 6.04%, 04/16/2031 3-mo. SOFR + 1.76%	273,640
	Numericable US LLC(c)
625,427	7.43%,07/31/2025 6-mo. SOFR + 3.24%	541,515
148,484	8.37%,01/31/2026 6-mo. SOFR + 4.08%	129,923
499,550	Omnia Partners LLC(c) 7.05%, 07/25/2030 3-mo. SOFR + 2.76%	498,406
557,106	One Call Corp(c) 10.06%, 04/22/2027 3-mo. SOFR + 5.77%	541,796
518,457	Ontario Gaming GTA Ltd(c) 8.55%, 08/01/2030 3-mo. SOFR + 4.26%	510,032
1,204,216	OpenText Corp(c) 6.07%, 01/30/2030 1-mo. SOFR + 1.76%	1,204,640
410,436	Oryx Midstream Services Permian Basin LLC(c) 6.57%, 10/05/2028 1-mo. SOFR + 2.25%	410,180
740,218	PAI Holdco Inc(c) 8.30%, 10/28/2027 3-mo. SOFR + 4.01%	619,693
468,688	Pegasus Bidco BV(c) 7.57%, 07/12/2029 3-mo. SOFR + 3.29%	470,250
505,093	Peraton Corp(c) 8.17%, 02/01/2028 1-mo. SOFR + 3.86%	449,734
565,000	Petco Health & Wellness Co Inc(c) 7.68%, 02/25/2028 1-mo. SOFR + 3.37%	513,444
490,000	PEX Holdings LLC(c) 6.97%, 11/20/2031 6-mo. SOFR + 2.68%	488,775
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 605,000	Pitney Bowes(c) 8.07%, 03/19/2032 1-mo. SOFR + 3.75%	$ 597,438
209,475	PointClickCare Technologies Inc(c) 7.55%, 11/03/2031 3-mo. SOFR + 3.26%	209,869
575,000	Potomac Energy Center(c) 7.32%, 03/15/2032 1-mo. SOFR + 3.00%	573,563
466,025	Project Ruby Ultimate Parent Corp(c) 7.44%, 03/10/2028 1-mo. SOFR + 3.12%	466,465
516,932	Proofpoint Inc(c) 7.32%, 08/31/2028 1-mo. SOFR + 3.01%	517,438
533,611	Radiology Partners Inc(c) 8.09%, 01/31/2029 3-mo. SOFR + 3.80%	513,315
245,000	Red SPV LLC(c) 6.57%, 03/08/2032 3-mo. SOFR + 2.29%	245,306
	Resideo Funding Inc(c)
236,419	6.07%,02/11/2028 1-mo. SOFR + 1.75%	235,828
1,080,625	6.05%,06/13/2031 3-mo. SOFR + 1.76%	1,075,222
673,200	Rocket Software Inc(c) 8.57%, 11/28/2028 1-mo. SOFR + 4.26%	672,821
169,575	Ryan Specialty Group LLC(c) 6.57%, 09/15/2031 1-mo. SOFR + 2.26%	169,363
257,953	Sapphire Bidco BV(c) 7.05%, 05/03/2028 3-mo. SOFR + 2.76%	257,953
457,620	SBA Senior Finance II LLC(c) 6.32%, 01/27/2031 1-mo. SOFR + 2.00%	457,143
810,925	Scientific Games Holdings LP(c) 7.30%, 04/04/2029 3-mo. SOFR + 3.01%	807,204
49,626	Scientific Games International Inc(c) 6.57%, 04/14/2029 1-mo. SOFR + 2.25%	49,315
750,000	Sedgwick Claims Management Services Inc(c) 7.32%, 06/30/2031 1-mo. SOFR + 3.01%	746,625
548,339	Sigma Bidco BV(c) 8.07%, 01/03/2028 1-day SOFR + 3.66%	544,912
497,042	Southern Veterinary Partners LLC(c) 7.57%, 12/04/2031 1-mo. SOFR + 3.26%	495,444
591,950	Spin Holdco Inc(c) 8.56%, 02/04/2028 3-mo. SOFR + 4.27%	500,335

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 608,850	Star Parent Inc(c) 8.30%, 09/27/2030 3-mo. SOFR + 4.01%	$ 582,615
439,374	Star US Bidco LLC(c) 8.07%, 05/17/2027 1-mo. SOFR + 3.75%	439,980
803,624	Terrier Media Buyer Inc(c) 7.90%, 06/18/2029 3-mo. SOFR + 3.61%	752,058
568,575	Thunder Generation Funding LLC(c) 9.50%, 10/03/2031 3-mo. SOFR + 5.21%	568,101
466,037	Titan Acquisition Ltd(c) 8.78%, 02/15/2029 3-mo. SOFR + 4.50%	464,758
500,000	TK Elevator US Newco Inc(c) 7.32%, 04/30/2030 1-mo. SOFR + 3.01%	499,688
	TransDigm Inc(c)
168,235	7.05%,08/24/2028 3-mo. SOFR + 2.76%	168,135
94,052	6.80%,02/28/2031 3-mo. SOFR + 2.51%	93,485
2,129,672	TransUnion Intermediate Holdings Inc(c) 6.07%, 06/24/2031 1-mo. SOFR + 1.76%	2,122,351
515,150	Traverse Midstream Partners LLC(c) 7.29%, 02/16/2028 1-mo. SOFR + 2.97%	515,150
761,718	TricorBraun Inc(c) 7.69%, 03/03/2028 1-mo. SOFR + 3.37%	756,055
729,259	Trugreen Ltd(c) 8.42%, 11/02/2027 1-mo. SOFR + 4.11%	686,684
286,416	Truist Insurance Holdings LLC(c) 7.05%, 05/06/2031 3-mo. SOFR + 2.76%	284,268
1,017,452	UKG Inc(c) 7.30%, 02/10/2031 3-mo. SOFR + 3.01%	1,017,677
652,461	Univision Communications Inc(c) 7.94%, 01/31/2029 1-mo. SOFR + 3.62%	631,799
368,156	Upstream Newco Inc(c) 8.80%, 11/20/2026 3-mo. SOFR + 4.51%	304,749
	USALCO LLC(c)
574,489	8.30%,09/30/2031 3-mo. SOFR + 4.01%	575,209
59,338	8.32%,09/30/2031 1-mo. SOFR + 4.00%	27,054
350,000	Varsity Brands Inc(c) 7.82%, 08/26/2031 3-mo. SOFR + 3.53%	342,563
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 240,000	VetStrategy Canada Holdings Ltd(c) 8.05%, 12/06/2028 3-mo. SOFR + 3.76%	$ 239,900
779,835	Viant Medical Holdings Inc(c) 8.32%, 10/29/2031 1-mo. SOFR + 4.01%	781,790
527,379	Viasat Inc(c) 8.94%, 03/02/2029 1-mo. SOFR + 4.62%	492,668
840,000	Virgin Media Bristol LLC(c) 6.93%, 01/31/2028 1-mo. SOFR + 2.61%	816,900
558,600	WaterBridge NDB Operating LLC(c) 8.31%, 05/10/2029 3-mo. SOFR + 4.03%	559,880
295,000	WCG Intermediate Corp(c) 7.32%, 02/25/2032 3-mo. SOFR + 3.04%	291,608
413,960	WEC US Holdings Ltd(c) 6.57%, 01/27/2031 1-mo. SOFR + 2.25%	409,598
523,687	White Cap Buyer LLC(c) 7.57%, 10/19/2029 1-mo. SOFR + 3.26%	506,799
766,485	WIN Waste Innovations Holdings Inc(c) 7.19%, 03/24/2028 1-mo. SOFR + 2.87%	750,198
1,146,337	Wyndham Hotels & Resorts Inc(c) 6.07%, 05/24/2030 1-mo. SOFR + 1.76%	1,145,083
TOTAL BANK LOANS — 8.71% (Cost $100,589,662)		$98,992,794
CORPORATE BONDS AND NOTES
Basic Materials — 1.93%
	ArcelorMittal SA
30,000	6.80%, 11/29/2032	32,290
590,000	6.75%, 03/01/2041	614,488
525,000	Ashland Inc(b) 3.38%, 09/01/2031	451,129
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	653,425
935,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	891,219
	Corp Nacional del Cobre de Chile
1,094,000	5.95%, 01/08/2034(b)	1,108,225
703,000	6.44%, 01/26/2036	730,307
1,465,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,540,661
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,066,756
1,495,000	4.88%, 03/12/2029	1,493,890
115,000	2.50%, 09/01/2030	101,199
1,225,000	6.38%, 10/06/2030	1,298,718
1,705,000	5.70%, 05/08/2033	1,742,974

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 3,795,000	6.50%, 10/06/2033	$ 4,064,029
575,000	5.67%, 04/01/2035	576,956
1,290,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	1,282,213
885,000	INEOS Quattro Finance 2 PLC(b)(f) 9.63%, 03/15/2029	915,372
151,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	150,724
	OCP SA(b)
60,000	3.75%, 06/23/2031	53,176
448,000	6.88%, 04/25/2044	436,800
130,000	5.13%, 06/23/2051	99,631
259,286	Samarco Mineracao SA(b)(g) 9.50%, 06/30/2031 PIK rate, 9.50%	251,049
	Steel Dynamics Inc
215,000	5.38%, 08/15/2034	215,574
665,000	5.25%, 05/15/2035	658,655
785,000	Taseko Mines Ltd(b) 8.25%, 05/01/2030	801,461
755,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	649,758
		21,880,679
Communications — 5.88%
1,525,000	Altice Financing SA(b) 5.00%, 01/15/2028	1,144,249
410,000	Altice France Holding SA(b) 6.00%, 02/15/2028	119,904
	Altice France SA(b)
200,000	5.13%, 01/15/2029	157,121
820,000	5.13%, 07/15/2029	642,333
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
983,000	4.75%, 03/01/2030	911,675
234,000	4.50%, 08/15/2030	213,012
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,080,000	5.13%, 07/01/2049	857,190
2,535,000	4.80%, 03/01/2050	1,911,222
835,000	3.70%, 04/01/2051	526,570
305,000	3.90%, 06/01/2052	197,221
2,175,000	5.25%, 04/01/2053	1,757,620
910,000	6.83%, 10/23/2055	885,387
695,000	4.40%, 12/01/2061	461,496
870,000	3.95%, 06/30/2062	534,517
1,100,000	CMG Media Corp(b) 8.88%, 06/18/2029	948,750
	CSC Holdings LLC(b)
480,000	5.38%, 02/01/2028	409,358
2,760,000	7.50%, 04/01/2028	1,951,666
760,000	11.75%, 01/31/2029	737,080
200,000	4.13%, 12/01/2030	144,827
2,435,000	4.63%, 12/01/2030	1,184,962
1,925,000	3.38%, 02/15/2031	1,377,096
Principal Amount(a)		Fair Value
Communications — (continued)
$ 400,000	4.50%, 11/15/2031	$ 290,052
715,000	DirecTV Financing LLC(b) 8.88%, 02/01/2030	682,271
770,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(b) 10.00%, 02/15/2031	739,354
	DISH DBS Corp(b)
2,330,000	5.25%, 12/01/2026	2,138,813
1,290,000	5.75%, 12/01/2028	1,087,918
7,955,279	EchoStar Corp 10.75%, 11/30/2029	8,359,109
	Expedia Group Inc
990,000	3.25%, 02/15/2030	922,786
1,450,000	2.95%, 03/15/2031	1,299,028
2,315,000	5.40%, 02/15/2035	2,305,612
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	555,810
1,190,000	Gray Media Inc(b) 7.00%, 05/15/2027	1,166,231
1,090,000	Hughes Satellite Systems Corp 6.63%, 08/01/2026	899,179
832,150	iHeartCommunications Inc(b) 7.75%, 08/15/2030	616,132
755,000	ION Trading Technologies SARL(b) 9.50%, 05/30/2029	757,858
567,000	Level 3 Financing Inc(b) 3.63%, 01/15/2029	420,998
1,065,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	754,937
1,855,000	Motorola Solutions Inc 5.40%, 04/15/2034	1,876,687
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	331,192
1,485,000	5.38%, 11/15/2029(b)	1,533,108
1,215,000	4.88%, 06/15/2030(b)	1,227,841
135,000	4.90%, 08/15/2034	135,098
	Paramount Global
1,445,000	6.88%, 04/30/2036	1,482,445
1,705,000	4.38%, 03/15/2043	1,262,853
455,000	5.85%, 09/01/2043	398,403
145,000	Sinclair Television Group Inc(b) 8.13%, 02/15/2033	143,084
720,000	Snap Inc(b) 6.88%, 03/01/2033	719,946
200,000	SoftBank Group Corp 4.63%, 07/06/2028	191,503
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	74,731
1,355,000	8.75%, 03/15/2032	1,629,650
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	150,215
	Time Warner Cable LLC
190,000	6.55%, 05/01/2037	188,465
90,000	5.88%, 11/15/2040	82,518
235,000	5.50%, 09/01/2041	203,826

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 2,290,000	4.50%, 09/15/2042	$ 1,744,416
	T-Mobile USA Inc
745,000	3.38%, 04/15/2029	707,665
755,000	3.88%, 04/15/2030	723,775
2,350,000	3.50%, 04/15/2031	2,172,934
195,000	2.70%, 03/15/2032	168,676
2,395,000	5.75%, 01/15/2034	2,494,750
595,000	4.70%, 01/15/2035	572,572
350,000	Turkcell Iletisim Hizmetleri AS(b) 7.65%, 01/24/2032	353,651
	Uber Technologies Inc
326,000	7.50%, 09/15/2027(b)	329,981
3,560,000	4.50%, 08/15/2029(b)	3,497,143
1,560,000	4.80%, 09/15/2034	1,515,088
840,000	Univision Communications Inc(b) 6.63%, 06/01/2027	833,052
10,000	Wayfair LLC(b) 7.25%, 10/31/2029	9,576
		66,824,188
Consumer, Cyclical — 4.10%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	114,692
210,000	4.38%, 01/15/2028	201,953
230,000	5.63%, 09/15/2029	227,685
575,000	4.00%, 10/15/2030	520,384
1,132,045	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,123,555
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	395,651
	American Airlines Pass Through Trust
	Series 2017-2 Class B
176,547	3.70%, 10/15/2025	175,134
	Series 2016-3 Class B
545,281	3.75%, 10/15/2025	539,893
975,000	Aptiv Swiss Holdings Ltd(f) 6.88%, 12/15/2054	954,428
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,220,684
1,260,000	Aston Martin Capital Holdings Ltd(b) 10.00%, 03/31/2029	1,139,262
405,000	BorgWarner Inc(f) 5.40%, 08/15/2034	400,674
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
149,881	3.35%, 06/15/2029	142,762
	Series 2021-1 Class A
614,249	2.90%, 03/15/2035	550,660
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Carnival Corp(b)
$ 745,000	5.75%, 03/01/2027	$ 745,468
5,000	4.00%, 08/01/2028	4,783
445,000	6.00%, 05/01/2029	441,883
130,000	7.00%, 08/15/2029	135,979
1,335,000	5.75%, 03/15/2030	1,329,626
1,540,000	6.13%, 02/15/2033	1,517,562
210,000	Choice Hotels International Inc 5.85%, 08/01/2034	210,440
	Clarios Global LP / Clarios US Finance Co(b)
477,000	8.50%, 05/15/2027	477,112
25,000	6.75%, 02/15/2030(f)	25,238
651,899	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	633,870
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,104,323
	DR Horton Inc
675,000	5.00%, 10/15/2034	657,819
400,000	5.50%, 10/15/2035	402,149
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	184,890
	Ferrellgas LP / Ferrellgas Finance Corp(b)
429,000	5.38%, 04/01/2026	424,666
702,000	5.88%, 04/01/2029	635,507
	Ford Motor Credit Co LLC
620,000	7.35%, 03/06/2030	648,762
175,000	6.05%, 11/05/2031	171,450
370,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	361,564
245,000	Great Canadian Gaming Corp(b) 8.75%, 11/15/2029	246,150
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	466,393
140,000	3.63%, 02/15/2032	122,709
105,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b) 4.88%, 07/01/2031	92,184
350,000	Home Depot Inc 4.95%, 06/25/2034	351,176
1,415,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,205,013
	Light & Wonder International Inc(b)
900,000	7.00%, 05/15/2028	899,626
15,000	7.25%, 11/15/2029	15,205
395,000	7.50%, 09/01/2031	404,629
	Marriott International Inc
520,000	5.30%, 05/15/2034	518,893
1,300,000	5.50%, 04/15/2037	1,285,501

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 255,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	$ 233,918
484,000	Melco Resorts Finance Ltd(b) 5.38%, 12/04/2029	443,848
	Meritage Homes Corp
771,000	3.88%, 04/15/2029(b)	733,927
2,605,000	5.65%, 03/15/2035	2,563,033
1,415,000	Merlin Entertainments Group US Holdings Inc(b) 7.38%, 02/15/2031	1,336,533
	NCL Corp Ltd(b)
102,000	5.88%, 03/15/2026	101,786
350,000	5.88%, 02/15/2027	349,522
680,000	8.13%, 01/15/2029	715,246
505,000	6.75%, 02/01/2032	498,840
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	139,552
894,000	Newell Brands Inc 6.63%, 09/15/2029	895,884
480,000	Nissan Motor Acceptance Co LLC(b) 7.05%, 09/15/2028	498,985
655,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b) 8.00%, 08/01/2030	651,436
700,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	642,866
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026(f)	49,230
1,580,000	5.50%, 04/01/2028	1,573,478
720,000	5.63%, 09/30/2031	706,984
410,000	6.25%, 03/15/2032	413,702
1,555,000	6.00%, 02/01/2033	1,554,031
950,000	Saks Global Enterprises LLC(b) 11.00%, 12/15/2029	769,594
1,090,000	Stellantis Finance US Inc(b) 6.45%, 03/18/2035	1,081,819
	Travel + Leisure Co
50,000	6.00%, 04/01/2027	50,108
655,000	4.50%, 12/01/2029(b)	610,355
340,000	4.63%, 03/01/2030(b)	317,636
245,000	4.63%, 03/01/2030	228,885
	United Airlines Pass Through Trust
	Series 2023-1 Class A
1,432,971	5.80%, 01/15/2036	1,452,468
	Series 2024-1 Class AA
356,867	5.45%, 02/15/2037	359,645
1,325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b)(f) 9.50%, 06/01/2028	1,311,355
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	443,710
	Yum! Brands Inc
955,000	3.63%, 03/15/2031	855,230
255,000	4.63%, 01/31/2032	237,863
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	ZF North America Capital Inc(b)
$ 340,000	6.88%, 04/14/2028	$ 333,914
190,000	7.13%, 04/14/2030	182,906
345,000	6.75%, 04/23/2030	327,829
525,000	6.88%, 04/23/2032	487,058
		46,581,163
Consumer, Non-Cyclical — 5.04%
500,000	Adani Ports & Special Economic Zone Ltd(b)(f) 4.38%, 07/03/2029	449,279
	Ashtead Capital Inc(b)
905,000	5.50%, 08/11/2032	901,652
220,000	5.55%, 05/30/2033	218,243
1,400,000	5.95%, 10/15/2033	1,420,299
685,000	5.80%, 04/15/2034	689,041
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	636,797
10,000	Bausch & Lomb Corp(b) 8.38%, 10/01/2028	10,375
1,135,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	916,513
	Block Inc
350,000	3.50%, 06/01/2031	307,722
480,000	6.50%, 05/15/2032(b)	484,839
852,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	886,877
	Centene Corp
40,000	2.45%, 07/15/2028	36,500
1,845,000	4.63%, 12/15/2029	1,767,655
545,000	3.38%, 02/15/2030	492,896
720,000	3.00%, 10/15/2030	629,733
680,000	2.50%, 03/01/2031	573,297
1,070,000	Cheplapharm Arzneimittel GmbH(b)(f) 5.50%, 01/15/2028	957,180
10,000	Chobani Holdco II LLC(b)(g) 8.75%, 10/01/2029 PIK rate, 9.50%	10,870
	CHS / Community Health Systems Inc(b)
305,000	5.25%, 05/15/2030	251,639
886,000	4.75%, 02/15/2031(f)	700,362
700,000	Cimpress PLC(b) 7.38%, 09/15/2032	643,242
805,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	824,146
145,000	CVS Health Corp 6.75%, 12/10/2054	144,361
1,450,000	Dentsply Sirona Inc 3.25%, 06/01/2030	1,300,907
240,000	DP World Ltd(b) 6.85%, 07/02/2037	266,760

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 2,430,000	Elevance Health Inc(f) 5.20%, 02/15/2035	$ 2,437,855
635,000	Endo Finance Holdings Inc(b)(f) 8.50%, 04/15/2031	662,004
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	587,128
675,000	Garda World Security Corp(b) 8.38%, 11/15/2032	663,666
	Global Payments Inc
220,000	5.30%, 08/15/2029	223,375
255,000	2.90%, 05/15/2030	231,188
1,870,000	2.90%, 11/15/2031	1,638,167
775,000	5.40%, 08/15/2032	784,144
705,000	Grifols SA(b)(f) 4.75%, 10/15/2028	650,936
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,725,154
1,200,000	5.60%, 04/01/2034	1,206,651
580,000	5.45%, 09/15/2034	574,964
171,000	6.00%, 04/01/2054	165,447
829,000	Herbalife Nutrition Ltd / HLF Financing Inc(b)(f) 7.88%, 09/01/2025	828,030
1,325,000	Hertz Corp(b)(f) 4.63%, 12/01/2026	923,525
330,000	Hologic Inc(b) 3.25%, 02/15/2029	304,413
945,000	Icon Investments Six Designated Activity Co 6.00%, 05/08/2034	964,726
75,000	Insulet Corp(b) 6.50%, 04/01/2033	76,234
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
260,000	3.00%, 02/02/2029	243,080
825,000	3.75%, 12/01/2031	753,003
145,000	6.75%, 03/15/2034	156,537
290,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	298,062
	Kronos Acquisition Holdings Inc(b)
755,000	8.25%, 06/30/2031	669,599
970,000	10.75%, 06/30/2032	734,614
	LifePoint Health Inc(b)
1,165,000	9.88%, 08/15/2030	1,229,194
365,000	10.00%, 06/01/2032	348,177
585,000	Mars Inc(b) 5.20%, 03/01/2035	587,929
610,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	617,765
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	414,322
550,000	3.88%, 05/15/2032	482,531
290,000	6.25%, 01/15/2033	285,415
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 396,000	Orlando Health Obligated Group 5.48%, 10/01/2035	$ 403,962
565,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	558,790
1,060,000	Philip Morris International Inc(f) 4.90%, 11/01/2034	1,041,549
	Pilgrim's Pride Corp
185,000	4.25%, 04/15/2031	173,744
840,000	3.50%, 03/01/2032	738,630
995,000	6.25%, 07/01/2033	1,029,961
	Post Holdings Inc(b)
355,000	4.50%, 09/15/2031	321,520
565,000	6.38%, 03/01/2033	555,573
635,000	Prime Healthcare Services Inc(b) 9.38%, 09/01/2029	599,093
685,000	Prime Security Services Borrower LLC / Prime Finance Inc(b) 6.25%, 01/15/2028	685,538
405,000	Primo Water Holdings Inc / Triton Water Holdings Inc(b) 6.25%, 04/01/2029	403,842
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	780,412
340,000	S&P Global Inc 5.25%, 09/15/2033	347,936
200,000	Sigma Holdco BV(b) 7.88%, 05/15/2026	198,129
985,000	Smith & Nephew PLC 5.40%, 03/20/2034	985,495
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	485,696
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	560,000
395,000	EUR, 7.88%, 09/15/2031	504,030
	Teva Pharmaceutical Finance Netherlands III BV
1,080,000	3.15%, 10/01/2026	1,047,351
210,000	4.75%, 05/09/2027(f)	206,730
385,000	5.13%, 05/09/2029(f)	376,169
605,000	7.88%, 09/15/2029(f)	650,747
890,000	8.13%, 09/15/2031(f)	991,932
4,230,000	4.10%, 10/01/2046	3,056,293
215,000	TriNet Group Inc(b) 3.50%, 03/01/2029	194,965
1,120,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	1,120,700
	Universal Health Services Inc
1,182,000	2.65%, 01/15/2032	989,094
265,000	5.05%, 10/15/2034(f)	251,250
		57,248,151

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — 7.30%
	Aker BP ASA(b)
$ 730,000	4.00%, 01/15/2031	$ 682,544
380,000	3.10%, 07/15/2031	334,593
330,000	6.00%, 06/13/2033	336,520
1,455,000	5.13%, 10/01/2034	1,388,518
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 8.63%, 06/15/2029	670,646
489,820	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	471,282
950,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	968,737
300,000	Azule Energy Finance PLC(b) 8.13%, 01/23/2030	300,375
1,485,000	BP Capital Markets PLC(h) 4.88%, Perpetual	1,420,426
360,000	Buckeye Partners LP(b) 6.75%, 02/01/2030	364,646
2,015,000	Canadian Natural Resources Ltd(b) 5.40%, 12/15/2034	1,990,813
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	106,990
1,980,000	4.00%, 03/01/2031	1,856,893
285,000	3.25%, 01/31/2032	250,812
530,000	5.95%, 06/30/2033	544,326
170,000	Civitas Resources Inc(b) 8.63%, 11/01/2030	175,384
715,000	Columbia Pipelines Operating Co LLC(b) 6.04%, 11/15/2033	738,210
	Continental Resources Inc
100,000	4.38%, 01/15/2028	98,005
4,155,000	5.75%, 01/15/2031(b)	4,187,026
2,375,000	2.88%, 04/01/2032(b)	1,988,433
680,000	Coronado Finance Pty Ltd(b) 9.25%, 10/01/2029	629,581
284,000	CrownRock LP / CrownRock Finance Inc(b)(f) 5.00%, 05/01/2029	288,387
640,000	CVR Energy Inc(b) 8.50%, 01/15/2029	614,465
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	877,656
	Ecopetrol SA
161,000	4.63%, 11/02/2031	134,124
190,000	8.88%, 01/13/2033	196,099
540,000	8.38%, 01/19/2036	526,139
	Energean Israel Finance Ltd
360,000	5.38%, 03/30/2028(b)	342,899
470,000	5.88%, 03/30/2031(b)	431,225
241,000	5.88%, 03/30/2031	221,419
	Energy Transfer LP
928,000	6.50%, Perpetual(h)	926,906
540,000	5.75%, 02/15/2033	552,565
2,450,000	6.55%, 12/01/2033	2,619,565
Principal Amount(a)		Fair Value
Energy — (continued)
$ 170,000	5.55%, 05/15/2034	$ 169,895
750,000	5.60%, 09/01/2034	751,298
335,000	5.70%, 04/01/2035	337,478
270,000	EQM Midstream Partners LP(b) 7.50%, 06/01/2027	275,701
	EQT Corp
635,000	7.00%, 02/01/2030	684,728
2,080,000	3.63%, 05/15/2031(b)(f)	1,899,921
1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	1,218,698
333,000	FS Luxembourg Sarl(b) 8.88%, 02/12/2031	341,667
1,195,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	1,241,048
346,000	Geopark Ltd(b) 8.75%, 01/31/2030	326,912
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	72,303
365,000	Gulfport Energy Operating Corp(b) 6.75%, 09/01/2029	369,855
1,160,000	Harbour Energy PLC(b) 6.33%, 04/01/2035	1,154,851
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	790,193
2,790,000	Helmerich & Payne Inc(b)(f) 5.50%, 12/01/2034	2,640,473
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	371,610
1,085,000	HF Sinclair Corp 6.25%, 01/15/2035	1,090,440
578,000	Hilcorp Energy I LP / Hilcorp Finance Co(b) 6.00%, 02/01/2031	538,549
1,120,000	International Petroleum Corp(b) 7.25%, 02/01/2027	1,113,560
311,000	KazMunayGas National Co JSC(b) 6.38%, 10/24/2048	290,701
630,000	Kimmeridge Texas Gas LLC(b) 8.50%, 02/15/2030	629,634
870,000	Kraken Oil & Gas Partners LLC(b) 7.63%, 08/15/2029	849,368
	Leviathan Bond Ltd(b)
145,000	6.13%, 06/30/2025	144,756
30,000	6.50%, 06/30/2027	29,561
231,000	6.75%, 06/30/2030	224,070
145,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.88%, 12/01/2032	144,733
110,000	Matador Resources Co(b) 6.88%, 04/15/2028	111,390

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,315,000	Nabors Industries Inc(b) 7.38%, 05/15/2027	$ 1,296,984
240,000	NewCo Holding USD 20 SARL(b) 9.38%, 11/07/2029	243,840
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
155,000	8.13%, 02/15/2029	156,083
910,000	8.38%, 02/15/2032	911,951
990,000	Occidental Petroleum Corp 6.20%, 03/15/2040	979,456
205,000	ONEOK Inc(b) 6.50%, 09/01/2030	217,481
120,000	Ovintiv Inc 6.50%, 08/15/2034	125,093
1,140,000	Permian Resources Operating LLC(b) 6.25%, 02/01/2033	1,135,490
	Pertamina Persero PT(b)
2,300,000	2.30%, 02/09/2031(f)	1,960,975
318,000	6.45%, 05/30/2044	323,429
1,800,000	Petroleos de Venezuela SA(b)(i) 6.00%, 05/16/2024	245,700
	Petroleos Mexicanos
2,024,000	6.50%, 03/13/2027	1,980,193
1,858,000	5.35%, 02/12/2028	1,721,305
973,000	8.75%, 06/02/2029	972,633
234,000	5.95%, 01/28/2031	198,123
426,000	6.70%, 02/16/2032	374,317
837,000	Petronas Capital Ltd(b)(f) 3.50%, 04/21/2030	789,852
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	466,430
780,000	3.80%, 09/15/2030	735,092
1,545,000	QatarEnergy(b) 2.25%, 07/12/2031	1,334,880
500,000	Sanchez Energy Corp(i)(j) 0.00%, 02/15/2024	7,500
839,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	708,909
1,250,000	South Bow Canadian Infrastructure Holdings Ltd(b) 7.50%, 03/01/2055	1,264,654
445,000	South Bow USA Infrastructure Holdings LLC(b) 5.58%, 10/01/2034	435,708
	Targa Resources Corp
725,000	6.13%, 03/15/2033	756,765
1,610,000	6.50%, 03/30/2034	1,719,106
70,000	5.50%, 02/15/2035	69,586
935,000	5.55%, 08/15/2035	933,698
Principal Amount(a)		Fair Value
Energy — (continued)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
$ 80,000	5.50%, 03/01/2030	$ 80,746
70,000	4.88%, 02/01/2031	68,525
440,000	4.00%, 01/15/2032	406,013
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	521,129
1,065,000	Transcanada Trust 5.60%, 03/07/2082	995,172
	Transocean Inc(b)
155,000	8.25%, 05/15/2029	151,509
456,000	8.75%, 02/15/2030	473,599
525,000	8.50%, 05/15/2031	510,134
	Var Energi ASA(b)
240,000	7.50%, 01/15/2028	254,285
670,000	8.00%, 11/15/2032	752,748
	Venture Global Calcasieu Pass LLC(b)
320,000	6.25%, 01/15/2030	324,785
2,324,000	4.13%, 08/15/2031	2,111,586
	Venture Global LNG Inc(b)
945,000	9.00%, Perpetual(h)	896,794
1,100,000	9.88%, 02/01/2032	1,168,294
275,000	Viper Energy Inc(b)(f) 7.38%, 11/01/2031	287,424
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	501,205
120,000	4.05%, 02/01/2030	114,525
1,580,000	6.15%, 04/01/2033	1,631,338
55,000	5.45%, 04/01/2044	49,112
280,000	5.30%, 03/01/2048	240,394
35,000	5.50%, 08/15/2048	30,597
1,200,000	5.25%, 02/01/2050	1,022,879
	Whistler Pipeline LLC(b)
250,000	5.70%, 09/30/2031	252,905
280,000	5.95%, 09/30/2034	283,052
2,445,000	Williams Cos Inc 5.15%, 03/15/2034	2,412,237
264,000	YPF SA(b) 9.50%, 01/17/2031	275,985
		82,931,807
Financial — 11.48%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	375,011
440,000	6.00%, 08/01/2029	421,606
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	154,291
1,371,000	3.00%, 10/29/2028	1,288,343
485,000	6.15%, 09/30/2030	511,841
480,000	5.38%, 12/15/2031	483,625
2,005,000	3.30%, 01/30/2032	1,776,337

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 460,000	3.40%, 10/29/2033	$ 396,991
1,300,000	4.95%, 09/10/2034	1,252,012
481,000	6.95%, 03/10/2055	492,321
580,000	6.50%, 01/31/2056	574,629
100,000	AGFC Capital Trust I(b)(c) 6.31%, 01/15/2067 3-mo. SOFR + 2.01%	70,000
430,000	Agile Group Holdings Ltd(i) 6.05%, 10/13/2025	35,346
200,000	AIB Group PLC(b) 6.61%, 09/13/2029	211,121
640,000	Air Lease Corp(h) 4.65%, Perpetual	622,560
195,000	Aircastle Ltd(b) 5.95%, 02/15/2029	200,539
	Aircastle Ltd / Aircastle Ireland Designated Activity Co
1,210,000	4.25%, 06/15/2026	1,200,021
260,000	5.25%, 03/15/2030(b)	259,151
450,000	5.75%, 10/01/2031(b)	458,863
	Allianz SE(b)
800,000	6.35%, 09/06/2053	827,693
375,000	5.60%, 09/03/2054	368,538
870,000	Allstate Corp(c) 7.52%, 08/15/2053 3-mo. SOFR + 3.20%	871,019
760,000	Ally Financial Inc 5.54%, 01/17/2031	756,155
1,145,000	American Express Co 5.63%, 07/28/2034	1,170,377
2,675,000	American Tower Corp REIT 5.90%, 11/15/2033	2,803,029
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027	237,918
250,000	3.75%, 07/15/2027	238,969
730,000	Apollo Debt Solutions BDC 6.90%, 04/13/2029	757,431
1,145,000	Apollo Global Management Inc(f) 6.00%, 12/15/2054	1,105,961
	Arthur J Gallagher & Co
115,000	5.00%, 02/15/2032	114,990
245,000	5.45%, 07/15/2034	248,749
300,000	5.15%, 02/15/2035	297,287
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	725,160
	Athene Global Funding(b)
620,000	1.61%, 06/29/2026	597,799
1,150,000	2.55%, 11/19/2030	1,005,380
385,000	Athene Holding Ltd 3.50%, 01/15/2031	356,439
	Aviation Capital Group LLC(b)
365,000	1.95%, 01/30/2026	356,451
385,000	3.50%, 11/01/2027	371,910
95,000	6.25%, 04/15/2028	98,339
1,145,000	6.75%, 10/25/2028	1,208,762
45,000	5.38%, 07/15/2029	45,355
460,000	5.13%, 04/10/2030	457,476
475,000	6.38%, 07/15/2030	498,395
Principal Amount(a)		Fair Value
Financial — (continued)
$ 400,000	Avolon Holdings Funding Ltd(b) 5.38%, 05/30/2030	$ 400,544
	Banco de Credito del Peru S.A.
823,000	3.13%, 07/01/2030(b)	815,986
211,000	3.13%, 07/01/2030	209,202
362,000	Banco de Credito e Inversiones SA(b)(h) 8.75%, Perpetual	384,474
314,000	Banco Mercantil del Norte SA(b)(h) 6.63%, Perpetual	281,017
	Bank of America Corp
755,000	5.29%, 04/25/2034	758,410
1,770,000	5.87%, 09/15/2034	1,847,085
1,300,000	5.43%, 08/15/2035	1,272,871
2,255,000	5.74%, 02/12/2036	2,250,692
435,000	2.48%, 09/21/2036	362,779
735,000	3.85%, 03/08/2037	659,697
1,015,000	Bank of New York Mellon Corp(h) 4.70%, Perpetual	1,008,853
695,000	Barclays PLC 7.44%, 11/02/2033	775,779
302,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	287,036
410,000	BGC Group Inc(b) 6.15%, 04/02/2030	408,246
710,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	703,917
140,000	Blue Owl Credit Income Corp 6.65%, 03/15/2031	142,785
	Blue Owl Finance LLC
1,015,000	3.13%, 06/10/2031	891,249
1,265,000	6.25%, 04/18/2034	1,295,553
900,000	BPCE SA(b) 7.00%, 10/19/2034	980,037
570,000	Broadstreet Partners Inc(b) 5.88%, 04/15/2029	547,742
425,000	Capital Farm Credit ACA(b)(h) 5.00%, Perpetual	412,250
	Capital One Financial Corp
430,000	2.36%, 07/29/2032	352,718
905,000	6.38%, 06/08/2034	945,889
	Central China Real Estate Ltd(i)
190,000	7.25%, 04/28/2025	8,550
205,000	7.50%, 07/14/2025	9,225
200,000	CIFI Holdings Group Co Ltd(i) 6.00%, 07/16/2025	22,990
	Citadel LP(b)
270,000	6.00%, 01/23/2030	274,419
200,000	6.38%, 01/23/2032	205,210
	Citigroup Inc
1,370,000	3.88%, Perpetual(f)(h)	1,338,325
1,195,000	6.27%, 11/17/2033	1,268,234
299,000	6.17%, 05/25/2034	306,467
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	480,682

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	$ 95,309
1,300,000	Corebridge Financial Inc(f) 6.38%, 09/15/2054	1,291,533
1,272,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,132,400
400,000	Country Garden Holdings Co Ltd(i) 3.30%, 01/12/2031	38,000
1,345,000	Credit Agricole SA(b) 6.25%, 01/10/2035	1,374,926
1,040,000	Deutsche Bank AG 5.40%, 09/11/2035	1,013,945
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	951,316
185,000	EPR Properties REIT 3.60%, 11/15/2031	165,084
1,130,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	1,150,247
905,000	Fifth Third Bancorp 4.34%, 04/25/2033	852,443
565,000	Gaci First Investment Co 4.88%, 02/14/2035	544,775
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	188,410
360,000	3.13%, 06/15/2031	317,416
605,000	7.95%, 06/15/2033	682,063
280,000	7.95%, 10/15/2054	290,555
165,000	GLP Capital LP / GLP Financing II Inc REIT 6.75%, 12/01/2033	175,087
1,280,000	Goldman Sachs Group Inc 5.85%, 04/25/2035	1,322,868
1,047,000	HA Sustainable Infrastructure Capital Inc(b) 6.38%, 07/01/2034	1,034,846
1,400,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,371,790
145,000	HUB International Ltd(b) 7.38%, 01/31/2032	147,637
	Huntington Bancshares Inc
765,000	5.71%, 02/02/2035	773,148
85,000	6.14%, 11/18/2039	85,597
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
636,000	5.25%, 05/15/2027	604,652
325,000	10.00%, 11/15/2029(b)	322,724
255,000	ING Groep NV 6.11%, 09/11/2034	267,416
310,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	296,578
	Iron Mountain Inc REIT(b)
1,105,000	5.25%, 07/15/2030	1,059,510
160,000	6.25%, 01/15/2033	158,458
Principal Amount(a)		Fair Value
Financial — (continued)
	Jefferies Financial Group Inc
$ 845,000	5.88%, 07/21/2028	$ 867,634
1,040,000	6.20%, 04/14/2034	1,060,098
	JPMorgan Chase & Co
1,910,000	6.50%, Perpetual(h)	1,954,776
610,000	5.72%, 09/14/2033	626,817
615,000	6.25%, 10/23/2034	660,510
	Kaisa Group Holdings Ltd(i)
1,015,000	9.38%, 06/30/2024	43,138
1,200,000	11.25%, 04/16/2025	57,900
710,000	KeyCorp 6.40%, 03/06/2035	750,058
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,060,951
660,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	631,939
200,000	Logan Group Co Ltd(i) 4.25%, 07/12/2025	14,000
	Macquarie Airfinance Holdings Ltd(b)
680,000	5.20%, 03/27/2028	680,455
65,000	6.40%, 03/26/2029	67,186
200,000	5.15%, 03/17/2030	197,201
140,000	6.50%, 03/26/2031	145,784
1,420,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,405,231
600,000	MBIA Insurance Corp(b)(i) 15.82%, 01/15/2033	21,750
	MetLife Inc
915,000	3.85%, Perpetual(h)	904,272
245,000	9.25%, 04/08/2038(b)	289,368
915,000	10.75%, 08/01/2039	1,210,981
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	949,434
	Morgan Stanley
925,000	6.34%, 10/18/2033	992,402
1,610,000	5.42%, 07/21/2034	1,628,759
1,590,000	5.83%, 04/19/2035	1,647,663
1,480,000	2.48%, 09/16/2036	1,227,052
435,000	5.30%, 04/20/2037	426,693
4,063,000	5.95%, 01/19/2038	4,107,208
145,000	5.94%, 02/07/2039	146,357
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,521,551
1,015,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	1,014,684
950,000	NatWest Group PLC 6.48%, 06/01/2034	989,813
	Navient Corp
35,000	6.75%, 06/15/2026	35,246
675,000	5.00%, 03/15/2027	660,475
805,000	Nippon Life Insurance Co(b) 6.25%, 09/13/2053	836,648
1,094,000	Office Properties Income Trust REIT(b) 9.00%, 09/30/2029	894,859

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,330,000	OneMain Finance Corp(f) 7.13%, 11/15/2031	$ 1,337,905
85,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	86,609
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	564,712
1,365,000	PNC Financial Services Group Inc 5.58%, 01/29/2036	1,389,256
	Prudential Financial Inc
338,000	5.13%, 03/01/2052	321,728
560,000	6.75%, 03/01/2053	584,387
190,000	6.50%, 03/15/2054	193,503
850,000	Realty Income Corp REIT 3.40%, 01/15/2030	801,582
935,000	Reinsurance Group of America Inc 6.65%, 09/15/2055	920,648
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
3,835,000	2.88%, 10/15/2026	3,675,610
900,000	3.63%, 03/01/2029	830,020
375,000	3.88%, 03/01/2031	335,925
2,160,000	4.00%, 10/15/2033	1,852,844
740,000	Safehold GL Holdings LLC REIT 5.65%, 01/15/2035	736,745
590,000	Service Properties Trust REIT 4.95%, 02/15/2027	573,423
	Shimao Group Holdings Ltd(i)
235,000	5.60%, 07/15/2026	11,750
400,000	3.45%, 01/11/2031	20,392
400,000	Sino-Ocean Land Treasure IV Ltd(i) 4.75%, 01/14/2030	33,936
1,220,000	Societe Generale SA(b) 6.07%, 01/19/2035	1,238,872
360,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	318,330
	State Street Corp
675,000	6.70%, Perpetual(h)	692,055
525,000	6.12%, 11/21/2034	551,794
1,525,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,362,784
	Sunac China Holdings Ltd(b)(g)
59,326	6.00%, 09/30/2025 PIK rate, 6.00%	6,748
59,470	6.25%, 09/30/2026 PIK rate, 6.25%	6,690
119,232	6.50%, 09/30/2027 PIK rate, 6.50%	13,265
179,282	6.75%, 09/30/2028 PIK rate, 6.75%	19,945
179,716	7.00%, 09/30/2029 PIK rate, 7.00%	19,993
Principal Amount(a)		Fair Value
Financial — (continued)
$ 84,635	7.25%, 09/30/2030 PIK rate, 7.25%	$ 9,416
275,000	Synchrony Bank 5.40%, 08/22/2025	275,372
	Synchrony Financial
585,000	5.94%, 08/02/2030	593,230
335,000	5.45%, 03/06/2031(f)	332,599
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	820,276
405,000	Times China Holdings Ltd(i) 6.20%, 03/22/2026	14,175
505,000	Toronto-Dominion Bank 8.13%, 10/31/2082	522,375
	Truist Financial Corp
565,000	5.12%, 01/26/2034	554,842
285,000	5.71%, 01/24/2035	290,990
	UBS Group AG(b)
75,000	9.25%, Perpetual(h)	85,590
675,000	6.44%, 08/11/2028	700,201
745,000	5.62%, 09/13/2030	764,814
1,080,000	4.99%, 08/05/2033	1,060,779
975,000	6.54%, 08/12/2033	1,044,664
250,000	9.02%, 11/15/2033	305,499
925,000	5.70%, 02/08/2035	948,528
	UniCredit SpA(b)
600,000	3.13%, 06/03/2032	534,048
400,000	5.86%, 06/19/2032	401,331
280,000	5.46%, 06/30/2035	275,121
	VICI Properties LP / VICI Note Co Inc REIT(b)
350,000	4.63%, 06/15/2025	349,911
650,000	4.50%, 09/01/2026	646,443
365,000	4.25%, 12/01/2026	361,012
1,150,000	3.88%, 02/15/2029	1,097,935
1,920,000	VICI Properties LP REIT 5.13%, 05/15/2032	1,879,169
	Wells Fargo & Co
890,000	3.90%, Perpetual(h)	872,267
575,000	5.88%, Perpetual(h)	573,885
935,000	5.39%, 04/24/2034	941,456
	Yuzhou Group Holdings Co Ltd(i)
315,000	7.70%, 02/20/2025	22,838
200,000	8.30%, 05/27/2025	14,500
200,000	7.85%, 08/12/2026	14,258
		130,459,704
Industrial — 5.30%
	Amphenol Corp
300,000	5.25%, 04/05/2034	305,316
790,000	5.00%, 01/15/2035	788,733
	Axon Enterprise Inc(b)
205,000	6.13%, 03/15/2030	206,891
100,000	6.25%, 03/15/2033	101,029
	BAE Systems PLC(b)
200,000	5.25%, 03/26/2031	203,945
2,480,000	5.30%, 03/26/2034	2,511,043

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 965,000	BNSF Funding Trust I 6.61%, 12/15/2055 3-mo. LIBOR + 2.35%	$ 968,849
	Boeing Co
1,035,000	5.15%, 05/01/2030	1,041,419
1,297,000	3.63%, 02/01/2031	1,202,530
265,000	6.39%, 05/01/2031	282,389
320,000	6.53%, 05/01/2034	342,876
928,000	5.71%, 05/01/2040	902,115
2,905,000	5.81%, 05/01/2050	2,765,506
1,380,000	6.86%, 05/01/2054	1,498,950
605,000	5.93%, 05/01/2060	569,098
395,000	7.01%, 05/01/2064	428,019
870,000	Builders FirstSource Inc(b) 6.38%, 03/01/2034	863,309
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(h)	974,350
2,630,000	5.20%, 09/17/2030	2,569,379
640,000	3.88%, 07/11/2031(f)	573,147
35,000	Clydesdale Acquisition Holdings Inc(b) 6.75%, 04/15/2032	35,242
965,000	Cornerstone Building Brands Inc(b) 9.50%, 08/15/2029	802,774
867,000	DAE Funding LLC(b) 3.38%, 03/20/2028	825,921
897,000	Georgian Railway JSC(b) 4.00%, 06/17/2028	791,603
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	676,666
1,075,000	Graham Packaging Co Inc(b) 7.13%, 08/15/2028	1,050,012
281,000	IHS Holding Ltd(b) 8.25%, 11/29/2031	279,118
2,355,000	Ingersoll Rand Inc 5.70%, 08/14/2033	2,430,574
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,187,748
930,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	970,279
	L3Harris Technologies Inc
1,000,000	5.40%, 07/31/2033	1,012,689
1,445,000	5.35%, 06/01/2034	1,458,584
1,144,000	LSB Industries Inc(b) 6.25%, 10/15/2028	1,102,167
260,000	Martin Marietta Materials Inc 5.15%, 12/01/2034	258,380
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2027	1,150,824
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	599,137
	Nordson Corp
115,000	5.60%, 09/15/2028	118,517
930,000	5.80%, 09/15/2033	970,959
	Owens Corning
1,390,000	5.70%, 06/15/2034	1,428,586
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,127,000	7.00%, 12/01/2036	$ 1,271,537
695,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 6.05%, 08/01/2028	721,375
	Quikrete Holdings Inc(b)
1,650,000	6.38%, 03/01/2032	1,660,477
150,000	6.75%, 03/01/2033	149,318
1,136,000	Regal Rexnord Corp 6.40%, 04/15/2033	1,179,219
	RTX Corp
150,000	2.38%, 03/15/2032	127,588
1,175,000	5.15%, 02/27/2033	1,185,452
2,180,000	6.10%, 03/15/2034	2,337,741
290,000	Sealed Air Corp(b)(f) 6.50%, 07/15/2032	293,525
500,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	459,552
	Sensata Technologies Inc(b)
50,000	4.38%, 02/15/2030	46,188
245,000	3.75%, 02/15/2031	213,920
	SMBC Aviation Capital Finance Designated Activity Co(b)
415,000	5.45%, 05/03/2028	422,473
615,000	5.30%, 04/03/2029	623,880
805,000	5.10%, 04/01/2030	806,961
790,000	Sonoco Products Co(f) 5.00%, 09/01/2034	755,553
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	943,705
1,530,000	6.10%, 04/12/2034	1,573,636
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	235,738
485,000	TransDigm Inc(b) 6.88%, 12/15/2030	495,571
1,775,000	Trimble Inc 6.10%, 03/15/2033	1,859,628
1,302,000	Trivium Packaging Finance BV(b) 8.50%, 08/15/2027	1,295,315
2,630,000	Veralto Corp 5.45%, 09/18/2033	2,681,797
865,000	Vulcan Materials Co 5.35%, 12/01/2034	872,937
1,120,000	Waste Management Inc 4.95%, 03/15/2035	1,114,391
689,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	651,488
		60,227,638
Technology — 3.50%
140,000	Amentum Holdings Inc(b) 7.25%, 08/01/2032	137,712
	AppLovin Corp
540,000	5.13%, 12/01/2029	542,092
410,000	5.38%, 12/01/2031	412,080
1,640,000	5.50%, 12/01/2034(f)	1,639,634
	Atlassian Corp
815,000	5.25%, 05/15/2029	829,410

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 1,595,000	5.50%, 05/15/2034	$ 1,619,521
	Booz Allen Hamilton Inc
245,000	3.88%, 09/01/2028(b)	232,578
555,000	4.00%, 07/01/2029(b)	521,880
510,000	5.95%, 08/04/2033	508,483
	Broadcom Inc
410,000	2.45%, 02/15/2031(b)	360,729
330,000	4.15%, 04/15/2032(b)	313,012
590,000	4.30%, 11/15/2032	563,204
370,000	2.60%, 02/15/2033(b)	311,829
680,000	3.42%, 04/15/2033(b)	605,444
4,360,000	3.47%, 04/15/2034(b)	3,837,911
580,000	3.14%, 11/15/2035(b)	480,735
24,000	3.19%, 11/15/2036(b)	19,699
261,000	4.93%, 05/15/2037(b)	250,947
	CDW LLC / CDW Finance Corp
130,000	2.67%, 12/01/2026	125,392
315,000	4.25%, 04/01/2028	308,924
235,000	3.28%, 12/01/2028	221,419
995,000	3.25%, 02/15/2029	930,735
1,575,000	3.57%, 12/01/2031	1,423,322
555,000	5.55%, 08/22/2034	548,517
461,000	Consensus Cloud Solutions Inc(b) 6.50%, 10/15/2028	452,130
1,380,000	Entegris Inc(b) 4.75%, 04/15/2029	1,330,360
1,440,000	Fiserv Inc 5.63%, 08/21/2033	1,482,471
	Gartner Inc(b)
445,000	3.63%, 06/15/2029	419,036
445,000	3.75%, 10/01/2030	410,449
370,000	Helios Software Holdings Inc / ION Corporate Solutions Finance SARL(b) 8.75%, 05/01/2029	368,186
75,000	Insight Enterprises Inc(b) 6.63%, 05/15/2032	75,587
	Leidos Inc
100,000	4.38%, 05/15/2030	97,192
230,000	2.30%, 02/15/2031	197,719
330,000	5.40%, 03/15/2032	332,268
915,000	5.75%, 03/15/2033	938,138
665,000	5.50%, 03/15/2035	662,885
	Marvell Technology Inc
330,000	2.95%, 04/15/2031	294,498
140,000	5.95%, 09/15/2033	146,029
	Micron Technology Inc
370,000	6.75%, 11/01/2029	396,958
1,645,000	4.66%, 02/15/2030	1,624,507
260,000	5.30%, 01/15/2031	262,907
440,000	5.88%, 02/09/2033	455,702
3,275,000	5.88%, 09/15/2033	3,406,431
	MSCI Inc(b)
1,212,000	3.63%, 09/01/2030	1,121,135
200,000	3.25%, 08/15/2033	172,393
	NetApp Inc
550,000	5.50%, 03/17/2032	554,246
Principal Amount(a)		Fair Value
Technology — (continued)
$ 435,000	5.70%, 03/17/2035	$ 434,271
215,000	Open Text Corp(b) 6.90%, 12/01/2027	222,525
	Oracle Corp
430,000	6.15%, 11/09/2029	455,193
565,000	5.50%, 08/03/2035	569,512
855,000	3.95%, 03/25/2051	627,968
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	157,750
810,000	Rocket Software Inc(b) 9.00%, 11/28/2028	835,289
691,000	Science Applications International Corp(b) 4.88%, 04/01/2028	661,944
40,000	Seagate HDD Cayman 4.09%, 06/01/2029	37,665
	Synopsys Inc
700,000	5.15%, 04/01/2035	703,686
815,000	5.70%, 04/01/2055	809,224
850,000	VMware LLC 2.20%, 08/15/2031	722,476
	Western Digital Corp
530,000	4.75%, 02/15/2026	526,948
1,140,000	2.85%, 02/01/2029	1,029,120
		39,740,007
Utilities — 1.57%
565,000	AES Corp 7.60%, 01/15/2055	570,147
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,199,043
1,225,000	Dominion Energy Inc 7.00%, 06/01/2054	1,287,542
750,000	Duke Energy Corp(f) 5.45%, 06/15/2034	760,184
540,000	Electricite de France SA(b) 6.90%, 05/23/2053	580,502
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	876,894
975,000	Entergy Corp 7.13%, 12/01/2054	986,935
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,265,410
50,000	Lightning Power LLC(b) 7.25%, 08/15/2032	51,479
225,000	Limak Yenilenebilir Enerji AS(b) 9.63%, 08/12/2030	221,231
431,000	National Rural Utilities Cooperative Finance Corp(c) 7.46%, 04/30/2043 3-mo. SOFR + 3.17%	431,423
1,040,000	NextEra Energy Capital Holdings Inc 6.50%, 08/15/2055	1,060,216
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,208,967
1,050,000	7.00%, 03/15/2033	1,132,001

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
	Pacific Gas & Electric Co
$ 100,000	5.45%, 06/15/2027	$ 101,021
320,000	3.25%, 06/01/2031	284,726
235,000	4.30%, 03/15/2045	183,910
675,000	PacifiCorp 5.80%, 01/15/2055	658,563
815,000	Southern California Edison Co 6.00%, 01/15/2034	840,905
	Southern Co
845,000	5.70%, 03/15/2034	872,711
1,425,000	6.38%, 03/15/2055	1,459,147
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	216,702
729,000	Vistra Corp(b)(h) 8.00%, Perpetual	748,084
	Vistra Operations Co LLC(b)
635,000	6.88%, 04/15/2032	647,202
220,000	5.70%, 12/30/2034	218,852
		17,863,797
TOTAL CORPORATE BONDS AND NOTES — 46.10% (Cost $530,628,360)		$523,757,134
CONVERTIBLE BONDS
Communications — 0.17%
27,000	Booking Holdings Inc 0.75%, 05/01/2025	66,366
1,180,376	EchoStar Corp 3.88%, 11/30/2030 PIK rate, 3.88%	1,317,521
32,000	InterDigital Inc 3.50%, 06/01/2027	85,936
16,000	Palo Alto Networks Inc 0.38%, 06/01/2025	54,864
105,000	Sea Ltd 2.38%, 12/01/2025	154,560
14,000	Spotify USA Inc(j) (16.82%), 03/15/2026	16,691
142,000	Uber Technologies Inc 0.88%, 12/01/2028	172,814
		1,868,752
Consumer, Cyclical — 0.03%
82,000	Carnival Corp 5.75%, 12/01/2027	136,817
24,000	Freshpet Inc 3.00%, 04/01/2028	33,924
115,000	NCL Corp Ltd 1.13%, 02/15/2027	111,608
		282,349
Consumer, Non-Cyclical — 0.02%
105,000	Global Payments Inc 1.50%, 03/01/2031	98,910
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 57,000	Merit Medical Systems Inc(b) 3.00%, 02/01/2029	$ 77,520
64,000	Post Holdings Inc 2.50%, 08/15/2027	76,288
		252,718
Energy — 0.02%
126,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	132,779
38,000	Permian Resources Operating LLC 3.25%, 04/01/2028	92,126
		224,905
Financial — 0.01%
145,000	Coinbase Global Inc 0.25%, 04/01/2030	136,735
Industrial — 0.01%
64,000	Fluor Corp 1.13%, 08/15/2029	68,000
89,000	Itron Inc(b) 1.38%, 07/15/2030	92,838
		160,838
Technology — 0.11%
93,000	BlackLine Inc(b) 1.00%, 06/01/2029	91,785
255,000	Datadog Inc(b)(j) 3.24%, 12/01/2029	221,467
144,000	Guidewire Software Inc(b) 1.25%, 11/01/2029	149,976
79,000	Nutanix Inc 0.25%, 10/01/2027	105,110
84,000	ON Semiconductor Corp 0.50%, 03/01/2029	72,349
135,000	Parsons Corp 2.63%, 03/01/2029	134,528
98,000	Seagate HDD Cayman 3.50%, 06/01/2028	117,992
150,000	Snowflake Inc(b)(j) (3.22%), 10/01/2029	175,425
30,000	Tyler Technologies Inc 0.25%, 03/15/2026	36,553
50,000	Vertex Inc(b) 0.75%, 05/01/2029	59,406
105,000	Workiva Inc 1.25%, 08/15/2028	97,545
		1,262,136
Utilities — 0.03%
93,000	Evergy Inc 4.50%, 12/15/2027	109,294
51,000	NRG Energy Inc 2.75%, 06/01/2048	118,721

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 65,000	Pinnacle West Capital Group(b) 4.75%, 06/15/2027	$ 72,958
		300,973
TOTAL CONVERTIBLE BONDS — 0.40% (Cost $4,346,295)		$4,489,406
FOREIGN GOVERNMENT BONDS AND NOTES
	Abu Dhabi Government International Bond(b)
1,105,000	3.13%, 09/30/2049	754,162
526,000	3.88%, 04/16/2050	410,606
	Angolan Government International Bond(b)
488,000	8.00%, 11/26/2029	432,451
654,000	8.75%, 04/14/2032	562,475
463,000	9.13%, 11/26/2049	356,596
	Argentine Republic Government International Bond(e)
3,853,200	0.75%, 07/09/2030	2,812,836
526,000	5.00%, 01/09/2038	345,890
974,000	Benin Government International Bond(b)(f) 7.96%, 02/13/2038	909,959
121,000	Bolivian Government International Bond 4.50%, 03/20/2028	80,465
6,700	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2031	993,315
	Brazilian Government International Bond
290,000	6.25%, 03/18/2031	295,735
221,000	6.00%, 10/20/2033	215,028
810,000	6.63%, 03/15/2035	805,298
1,005,000	5.00%, 01/27/2045	760,081
1,026,000	7.13%, 05/13/2054	980,856
	Chile Government International Bond
926,000	5.65%, 01/13/2037	939,149
1,075,000	5.33%, 01/05/2054(f)	1,003,942
	Colombia Government International Bond
2,239,000	8.00%, 11/14/2035	2,249,075
1,671,000	7.75%, 11/07/2036	1,622,240
1,783,000	3.88%, 02/15/2061	921,829
945,000	Costa Rica Government International Bond 7.16%, 03/12/2045	969,787
28,600,000	Czech Republic Government Bond(f) CZK, 1.75%, 06/23/2032	1,063,225
	Dominican Republic International Bond(b)
259,000	5.50%, 02/22/2029	254,519
431,000	4.88%, 09/23/2032	391,003
488,000	6.95%, 03/15/2037	492,636
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 323,000	7.15%, 02/24/2055	$ 323,323
	Ecuador Government International Bond(e)
1,335,899	6.90%, 07/31/2030	789,915
157,000	5.50%, 07/31/2035	76,352
	Egypt Government International Bond(b)
930,000	8.63%, 02/04/2030	899,371
685,000	5.88%, 02/16/2031	561,700
756,000	7.63%, 05/29/2032	652,505
945,000	8.50%, 01/31/2047	716,473
	El Salvador Government International Bond
378,000	8.63%, 02/28/2029(b)	385,752
355,000	8.25%, 04/10/2032(b)	347,700
177,000	7.65%, 06/15/2035	163,547
223,000	7.63%, 02/01/2041	196,946
410,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050	297,201
939,000	Ethiopia International Bond(b) 6.63%, 12/11/2024	802,845
	Gabon Government International Bond(b)
150,000	6.95%, 06/16/2025	148,854
100,000	6.63%, 02/06/2031	78,375
	Ghana Government International Bond
7,296	5.20%, 07/03/2026(j)	6,848
9,960	5.21%, 07/03/2026(b)(j)	9,347
365,430	5.00%, 07/03/2029(b)(e)	319,495
73,568	5.00%, 07/03/2029(e)	64,328
15,310	6.25%, 01/03/2030(j)	11,800
20,900	6.26%, 01/03/2030(b)(j)	16,106
396,000	5.00%, 07/03/2035(e)	279,378
105,792	5.00%, 07/03/2035	75,424
	Guatemala Government Bond
420,000	4.88%, 02/13/2028	410,873
312,000	6.60%, 06/13/2036(b)	313,560
	Honduras Government International Bond
475,000	5.63%, 06/24/2030	426,550
401,000	8.63%, 11/27/2034(b)	397,592
	Hungary Government International Bond(b)
1,577,000	6.25%, 09/22/2032	1,624,862
981,000	5.50%, 03/26/2036	938,189
	Indonesia Government International Bond
838,000	2.85%, 02/14/2030	765,396
113,000	5.10%, 02/10/2054(f)	102,886
36,095,999,232	Indonesia Treasury Bond IDR, 6.88%, 04/15/2029	2,188,412
	Ivory Coast Government International Bond(b)
145,000	6.38%, 03/03/2028	145,492
828,000	6.13%, 06/15/2033(f)	736,506
1,246,000	8.08%, 04/01/2036	1,194,329

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 873,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	$ 804,784
762,000	Kingdom of Bahrain 5.63%, 05/18/2034	704,134
758,000	Lebanon Government International Bond(i) 7.00%, 03/23/2032	122,418
4,990,000	Malaysia Government Bond MYR, 2.63%, 04/15/2031	1,059,770
258,000(k)	Mexican Bonos MXN, 7.75%, 11/13/2042	1,034,647
	Mexico Government International Bond
305,000	6.00%, 05/13/2030	310,862
1,175,000	3.50%, 02/12/2034	963,159
1,029,000	6.35%, 02/09/2035	1,030,760
1,060,000	EUR, 5.13%, 05/04/2037	1,111,796
3,638,000	6.88%, 05/13/2037	3,723,857
780,000	6.34%, 05/04/2053	708,014
800,000	6.40%, 05/07/2054	730,168
	Morocco Government International Bond
264,000	EUR, 3.00%, 12/15/2032	218,600
595,000	EUR, 4.75%, 04/02/2035(b)	638,967
701,000	Mozambique International Bond(b)(e) 9.00%, 09/15/2031	574,653
	Nigeria Government International Bond(b)
554,000	7.14%, 02/23/2030	501,370
1,457,000	7.38%, 09/28/2033	1,231,028
2,020,000	10.38%, 12/09/2034	2,027,207
204,000	Pakistan Government International Bond(b) 7.38%, 04/08/2031	174,039
	Panama Government International Bond
600,000	3.88%, 03/17/2028	568,560
276,000	7.50%, 03/01/2031	285,191
400,000	6.40%, 02/14/2035	374,680
1,000,000	8.00%, 03/01/2038	1,030,000
1,044,000	3.87%, 07/23/2060	558,801
397,000	Paraguay Government International Bond 6.00%, 02/09/2036	798,201
	Peruvian Government International Bond
1,115,000	3.00%, 01/15/2034	918,006
720,000	5.38%, 02/08/2035	705,744
306,000	5.88%, 08/08/2054	295,920
	Philippine Government International Bond
437,000	5.50%, 02/04/2035	449,443
907,000	4.75%, 03/05/2035	880,184
1,315,000	3.70%, 03/01/2041	1,057,444
381,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	368,939
525,000	Qazaqgaz NC JSC 4.38%, 09/26/2027	507,952
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Republic of Armenia International Bond(b)
$ 340,000	3.60%, 02/02/2031	$ 287,861
450,000	6.75%, 03/12/2035	432,914
	Republic of Kenya Government International Bond(b)
157,000	9.75%, 02/16/2031	153,664
580,000	9.50%, 03/05/2036	532,282
	Republic of Poland Government International Bond
764,000	4.88%, 10/04/2033	751,824
1,983,000	5.38%, 02/12/2035	1,993,419
	Republic of South Africa Government Bond
32,305,000	ZAR, 8.88%, 02/28/2035(f)	1,576,752
48,820,000	ZAR, 9.00%, 01/31/2040	2,198,558
23,100,000	ZAR, 8.75%, 02/28/2048	976,068
	Republic of South Africa Government International Bond
1,237,000	5.88%, 06/22/2030	1,201,127
1,692,000	7.10%, 11/19/2036(b)	1,639,884
95,000	5.65%, 09/27/2047	70,205
	Republic of Uzbekistan International Bond
755,000	EUR, 5.38%, 05/29/2027(b)	825,062
300,000	7.85%, 10/12/2028(b)	312,885
340,000	EUR, 5.10%, 02/25/2029(b)	366,503
200,000	3.70%, 11/25/2030	169,310
200,000	3.90%, 10/19/2031	167,206
1,610,000	6.90%, 02/28/2032(b)	1,593,900
620,000	6.95%, 05/25/2032(b)	614,019
	Romanian Government International Bond(b)
1,034,000	5.88%, 01/30/2029	1,029,632
385,000	EUR, 5.88%, 07/11/2032	411,370
526,000	7.13%, 01/17/2033	537,204
407,000	6.38%, 01/30/2034	392,868
925,000	EUR, 6.25%, 09/10/2034(f)	992,704
1,919,000	5.75%, 03/24/2035	1,734,293
	Saudi Government International Bond(b)
680,000	5.50%, 10/25/2032	698,831
1,655,000	5.63%, 01/13/2035	1,701,671
2,250,000	4.50%, 10/26/2046	1,846,125
330,000	Senegal Government International Bond 7.75%, 06/10/2031	275,138
622,000	Serbia International Bond(b) 6.50%, 09/26/2033	640,415
	Sri Lanka Government International Bond(b)
80,039	4.00%, 04/15/2028	75,036
129,229	3.10%, 01/15/2030(e)	113,237
131,870	3.35%, 03/15/2033(e)	103,078
89,042	3.60%, 06/15/2035(e)	59,769
123,647	3.60%, 02/15/2038(e)	96,445

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 884,000	Sultanate of Oman 6.75%, 01/17/2048	$ 912,894
	Trinidad & Tobago Government International Bond
214,000	5.95%, 01/14/2031(b)	208,543
136,000	6.40%, 06/26/2034(b)	132,894
746,000	6.40%, 06/26/2034	728,961
	Turkiye Government International Bond
69,875,000	TRY, 37.00%, 02/18/2026	1,731,832
63,000	9.38%, 03/14/2029	68,540
2,275,000	9.13%, 07/13/2030	2,478,938
886,000	7.63%, 05/15/2034	892,050
1,995,000	6.50%, 01/03/2035	1,854,163
598,000	6.63%, 02/17/2045	501,599
	Ukraine Government International Bond
107,444	1.75%, 02/01/2029(e)	69,852
30,723	14.06%, 02/01/2030(e)	15,924
409,000	1.75%, 02/01/2034(b)(e)	218,913
114,812	10.78%, 02/01/2034(e)	45,423
446,860	1.75%, 02/01/2035(e)	234,780
1,119,023	6.17%, 02/01/2035(e)	615,463
58,769	1.75%, 02/01/2036(e)	30,316
631,000	2.13%, 08/01/2041(b)	457,813
2,895,000	United Kingdom Gilt GBP, 4.13%, 01/29/2027	3,734,929
	Uruguay Government International Bond
35,540,000	UYU, 8.50%, 03/15/2028	825,705
34,665,000	UYU, 9.75%, 07/20/2033	832,225
574,000	4.98%, 04/20/2055	513,156
	Venezuela Government International Bond(i)
510,000	7.65%, 04/21/2025	88,205
895,000	9.38%, 01/13/2034	201,375
	Zambia Government International Bond(b)
358,439	5.75%, 06/30/2033(e)	313,724
74,000	0.50%, 12/31/2053	45,277
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 9.50% (Cost $109,590,328)		$107,885,441
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.80%
1,000,283	A&D Mortgage Trust(b)(e) Series 2023-NQM3 Class A1 6.73%, 07/25/2068	1,010,990
	Ajax Mortgage Loan Trust(b)(e)
	Series 2019-D Class A1
114,785	2.96%, 09/25/2065	109,294
	Series 2022-B Class A1
1,265,447	3.50%, 03/27/2062	1,213,263
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
$ 271,449	1.31%, 05/25/2066(d)	$ 233,256
	Series 2022-5 Class A1
709,290	4.50%, 05/25/2067(e)	699,301
	Series 2023-1 Class A1
2,088,946	4.75%, 09/26/2067(e)	2,070,769
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
105,711	3.81%, 01/25/2049	102,745
	Series 2019-2 Class A1
415,738	3.35%, 04/25/2049	400,375
309,318	ATLX Trust(b)(e) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	296,805
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	405,815
	Barclays Commercial Mortgage Securities Trust(b)(c)
	Series 2018-CBM Class A
1,629,000	5.61%, 07/15/2037 1-mo. SOFR + 1.30%	1,610,006
	Series 2018-TALL Class A
1,425,000	5.24%, 03/15/2037 1-mo. SOFR + 0.92%	1,350,319
26,012	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	25,024
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	6.47%, 12/15/2038 1-mo. SOFR + 2.12%	124,995
	Series 2021-NRD Class C
145,000	6.77%, 12/15/2038 1-mo. SOFR + 2.42%	139,418
	Series 2021-NRD Class D
90,000	8.07%, 12/15/2038 1-mo. SOFR + 3.72%	86,311
	Series 2022-OANA Class A
1,455,000	6.21%, 04/15/2037 1-mo. SOFR + 1.90%	1,455,319
	Series 2022-STAR Class A
480,000	7.55%, 08/15/2039 1-mo. SOFR + 3.23%	479,867
95,911	Bunker Hill Loan Depositary Trust(b)(e) Series 2019-2 Class A1 2.88%, 07/25/2049	93,222
	BX Trust(b)
	Series 2019-OC11 Class D
2,190,000	3.94%, 12/09/2041(d)	2,007,837
	Series 2022-AHP Class B
730,000	6.16%, 01/17/2039(c) 1-mo. SOFR + 1.84%	720,453

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-CLS Class A
$ 1,294,000	5.76%, 10/13/2027	$ 1,309,105
	Series 2024-VLT4 Class A
415,000	5.81%, 07/15/2029(c) 1-mo. SOFR + 1.49%	412,925
	Series 2024-VLT5 Class B
105,000	5.41%, 11/13/2046(d)	104,145
	Series 2024-XL5 Class A
1,253,820	5.71%, 03/15/2041(c) 1-mo. SOFR + 1.39%	1,255,708
	Series 2025-ROIC Class C
1,060,000	5.86%, 03/15/2030(c) 1-mo. SOFR + 1.54%	1,050,730
	Series 2025-VLT6 Class A
2,460,000	5.76%, 03/15/2042(c) 1-mo. SOFR + 1.44%	2,447,706
495,000	CAFL Issuer LLC(b)(e) Series 2023-RTL1 Class A1 7.55%, 12/28/2030	498,462
1,040,000	CENT Trust(b)(c) Series 2023-CITY Class A 6.94%, 09/15/2038 1-mo. SOFR + 2.62%	1,041,943
	Chase Home Lending Mortgage Trust(b)(d)
	Series 2023-RPL1 Class A1
1,147,032	3.50%, 06/25/2062	1,061,605
	Series 2024-RPL4 Class A1A
954,560	3.38%, 12/25/2064	853,342
	Citigroup Mortgage Loan Trust(b)(d)
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	168,863
	Series 2025-INV1 Class A2
991,597	6.00%, 01/25/2055	999,034
	COLT Mortgage Loan Trust(b)
	Series 2022-3 Class A1
1,468,667	3.90%, 02/25/2067(d)	1,417,871
	Series 2022-4 Class A1
1,160,433	4.30%, 03/25/2067(d)	1,146,540
	Series 2022-5 Class A1
2,871,872	4.55%, 04/25/2067(d)	2,857,391
	Series 2023-4 Class A1
163,012	7.16%, 10/25/2068(e)	165,439
	COMM Mortgage Trust
	Series 2012-LC4 Class B
37,058	4.93%, 12/10/2044(d)	35,411
	Series 2012-LTRT Class A2
66,502	3.40%, 10/05/2030(b)	63,835
	Series 2013-300P Class A1
1,900,000	4.35%, 08/10/2030(b)	1,880,973
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-CBM Class A2
$ 200,000	5.87%, 12/10/2041(b)(d)	$ 203,419
	Series 2024-WCL1 Class B
1,430,000	6.91%, 06/15/2041(b)(c) 1-mo. SOFR + 2.59%	1,409,436
279,583	CoreVest American Finance Ltd(b)(e) Series 2021-RTL1 Class A1 4.24%, 03/28/2029	279,004
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	248,268
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	75,292
	Series 2021-RPL1 Class A1
201,895	4.08%, 09/27/2060(d)	201,138
460,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.14%, 09/12/2040	473,793
1,659,779	Deephaven Residential Mortgage Trust(b)(d) Series 2022-1 Class A1 2.21%, 01/25/2067	1,491,632
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
33,978	3.05%, 11/25/2059	32,142
	Series 2022-1 Class A1
1,771,076	2.21%, 01/25/2067	1,540,059
1,058,000	ELM Trust(b)(d) Series 2024-ELM Class A10 5.41%, 06/10/2039	1,071,565
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
168,899	6.13%, 07/15/2038 1-mo. SOFR + 1.81%	168,688
	Series 2021-ESH Class D
688,590	6.68%, 07/15/2038 1-mo. SOFR + 2.36%	687,729
1,320,000	Fashion Show Mall LLC(b)(d) Series 2024-SHOW Class A 4.76%, 10/10/2041	1,320,649
820,000	Fontainebleau Miami Beach Mortgage Trust(b)(c) Series 2024-FBLU Class A 5.77%, 12/15/2039 1-mo. SOFR + 1.45%	819,487
108,541	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	104,763

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	GS Mortgage Securities Trust(d)
	Series 2013-G1 Class B
$ 77,327	3.72%, 04/10/2031(b)	$ 70,977
	Series 2013-PEMB Class A
130,000	3.55%, 03/05/2033(b)	112,125
	Series 2013-PEMB Class D
430,000	3.55%, 03/05/2033(b)	122,550
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047	171,795
1,075,000	Houston Galleria Mall Trust(b)(d) Series 2025-HGLR Class A 5.46%, 02/05/2045	1,088,883
1,790,000	Hudson Yards Mortgage Trust(b)(d) Series 2025-SPRL Class A 5.47%, 01/13/2040	1,816,466
1,505,842	Imperial Fund Mortgage Trust(b)(e) Series 2022-NQM3 Class A1 4.38%, 05/25/2067	1,488,967
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
170,539	3.58%, 12/15/2047(d)	165,426
	Series 2024-OMNI Class A
1,535,000	5.80%, 10/05/2039(d)	1,557,257
	Series 2025-BMS Class A
400,000	5.92%, 01/15/2042(c) 1-mo. SOFR + 1.60%	395,009
	Series 2025-BMS Class B
300,000	6.32%, 01/15/2042(c) 1-mo. SOFR + 2.00%	299,162
	JPMorgan Mortgage Trust(b)
	Series 2025-CES1 Class A1
1,066,405	5.67%, 05/25/2055(d)	1,070,329
	Series 2025-CES2 Class A1
1,750,000	5.59%, 06/25/2055 1-mo. SOFR + 1.60%	1,750,000
929,023	JPMorgan Seasoned Mortgage Trust(b)(d) Series 2024-1 Class A4 4.45%, 01/25/2063	904,050
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	179,915
	Series 2021-GS4 Class A1
88,846	4.65%, 11/25/2060(e)	88,686
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 4.87%, 10/13/2033	198,240
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 620,027	LHOME Mortgage Trust(b)(e) Series 2022-RTL3 Class A1 8.15%, 11/25/2027	$ 624,607
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.43%, 04/25/2055	799,546
	MFA Trust
	Series 2020-NQM3 Class A1
558,768	1.01%, 01/26/2065(b)(d)	524,620
	Series 2022-INV2 Class A1
1,142,396	4.95%, 07/25/2057(b)(e)	1,136,774
	Series 2022-NQM2 Class A1
258,597	4.00%, 05/25/2067(b)(e)	249,508
	Series 2024-NPL1 Class A1
527,009	6.33%, 09/25/2054(e)	527,736
	Series 2024-NQM2 Class A1
880,892	5.27%, 08/25/2069(b)(e)	877,069
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class B1
634,103	3.25%, 01/25/2061	550,591
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	547,141
	Series 2019-GS1 Class A1
120,094	2.75%, 07/25/2059	116,606
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,279,699
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
82,448	3.28%, 10/15/2030(b)	78,222
	Series 2013-C11 Class B
80,000	4.08%, 08/15/2046(d)	53,602
	Series 2013-C12 Class C
19,910	4.75%, 10/15/2046(d)	18,616
1,592,000	MSSG Trust(b) Series 2017-237P Class A 3.40%, 09/13/2039	1,488,239
	New Residential Mortgage Loan Trust(b)
	Series 2016-3A Class B1
666,417	4.00%, 09/25/2056(d)	646,544
	Series 2016-4A Class B1A
537,765	4.50%, 11/25/2056(d)	517,483
	Series 2017-2A Class A3
1,035,440	4.00%, 03/25/2057(d)	1,003,742
	Series 2021-NQ2R Class A1
262,553	0.94%, 10/25/2058(d)	249,526

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-NQM2 Class A1
$ 2,499,188	3.08%, 03/27/2062(d)	$ 2,335,575
	Series 2024-RTL1 Class A1
615,000	6.66%, 03/25/2039(e)	621,237
	New York Mortgage Trust(b)
	Series 2022-CP1 Class A1
1,108,233	2.04%, 07/25/2061	1,023,888
	Series 2024-BPL2 Class A1
700,000	6.51%, 05/25/2039(e)	707,805
	Series 2024-BPL3 Class A1
340,000	5.27%, 09/25/2039(e)	337,988
	Series 2024-CP1 Class A1
1,907,913	3.75%, 02/25/2068(d)	1,762,347
	Series 2025-R1 Class A
255,893	6.38%, 02/25/2030(e)	255,884
	Onslow Bay Financial LLC(b)
	Series 2023-NQM5 Class A1A
753,999	6.57%, 06/25/2063(e)	762,160
	Series 2023-NQM9 Class A1
1,254,977	7.16%, 10/25/2063(e)	1,279,255
	Series 2024-HYB2 Class A1
740,292	3.78%, 04/25/2053(d)	730,906
	Series 2024-NQM9 Class A1
951,299	6.03%, 01/25/2064(e)	957,813
	Series 2025-NQM4 Class A1
1,273,451	5.40%, 02/25/2055(e)	1,272,443
170,436	Palisades Mortgage Loan Trust(b)(e) Series 2021-RTL1 Class A1 3.49%, 06/25/2026	169,500
849,478	PMT Loan Trust(b)(d) Series 2024-INV2 Class A1 6.00%, 12/25/2059	854,787
	Pretium Mortgage Credit Partners(b)
	Series 2024-NPL4 Class A1
237,076	7.00%, 07/25/2054(e)	237,155
	Series 2024-NPL8 Class A1
580,496	5.96%, 11/25/2054(e)	580,428
	Series 2024-RPL1 Class A1
1,578,380	3.90%, 10/25/2063(d)	1,507,325
	Series 2025-NPL1 Class A1
1,366,605	6.06%, 02/25/2055(e)	1,369,747
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	PRP Advisors LLC(b)(e)
	Series 2024-2 Class A1
$ 425,269	7.03%, 03/25/2029	$ 426,270
	Series 2024-5 Class A1
123,681	5.69%, 09/25/2029	123,520
	Series 2024-7 Class A1
302,145	5.87%, 11/25/2029	301,899
103,479	RCKT Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	89,688
213,228	RCO VII Mortgage LLC(b)(e) Series 2024-1 Class A1 7.02%, 01/25/2029	213,820
1,205,114	RCO X Mortgage LLC(b)(e) Series 2025-1 Class A1 5.88%, 01/25/2030	1,205,102
	Redwood Funding Trust(b)(e)
	Series 2023-1 Class A
240,550	7.50%, 07/25/2059	239,923
	Series 2024-1 Class A
372,683	7.75%, 12/25/2054	372,396
	Series 2025-1 Class A
753,791	7.58%, 05/27/2055	756,666
1,415,000	RFR Trust(b)(d) Series 2025-SGRM Class A 5.56%, 03/11/2041	1,422,142
1,410,000	RIDE 2025(b)(d) Series 2025-Class C 5.71%, 02/14/2047	1,409,041
815,000	ROC Mortgage Trust(b)(e) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	813,422
	ROCC Trust(b)
	Series 2024-CNTR Class A
970,000	5.39%, 11/13/2041	977,401
	Series 2024-CNTR Class C
1,135,000	6.47%, 11/13/2041	1,170,915
190,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 5.56%, 12/15/2039 1-mo. SOFR + 1.24%	189,526
130,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	130,927
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	4.36%, 07/25/2056	589,461
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	619,206
	Series 2017-4 Class A2
1,036,000	3.00%, 06/25/2057(d)	967,923
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(d)	282,546
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(d)	733,322

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-5 Class M1
$ 170,000	3.25%, 07/25/2058(d)	$ 142,341
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	286,699
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,429,990
	Series 2019-2 Class A2
1,170,000	3.75%, 12/25/2058(d)	1,055,848
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	819,757
	Series 2019-4 Class A1
158,682	2.90%, 10/25/2059(d)	151,277
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	554,175
	Series 2019-HY2 Class M1
925,000	6.04%, 05/25/2058(c) 1-mo. SOFR + 1.71%	930,334
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(d)	875,027
850,000	TVC Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	851,585
	VCAT LLC(b)(e)
	Series 2025-NPL1 Class A1
405,059	5.88%, 01/25/2055	408,107
	Series 2025-NPL3 Class A1
1,081,148	5.89%, 02/25/2055	1,081,186
	Verus Securitization Trust(b)(e)
	Series 2022-4 Class A1
1,092,271	4.47%, 04/25/2067	1,086,526
	Series 2022-5 Class A1
874,750	3.80%, 04/25/2067	833,712
	Series 2022-6 Class A1
619,932	4.91%, 06/25/2067	616,860
	Series 2022-7 Class A1
1,181,582	5.15%, 07/25/2067	1,176,040
	Series 2023-8 Class A1
627,654	6.26%, 12/25/2068	632,142
	Visio Trust(b)
	Series 2019-2 Class A1
109,027	2.72%, 11/25/2054(d)	106,488
	Series 2020-1R Class A1
616,040	1.31%, 11/25/2055	587,480
	Series 2020-1R Class A2
71,647	1.57%, 11/25/2055	68,181
	Series 2022-1 Class A2
787,052	5.85%, 08/25/2057(e)	783,751
7,654	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 5.89%, 02/27/2051	7,653
54,745	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 5.89%, 02/27/2051	54,725
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 67,269	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 6.24%, 02/27/2051	$ 67,299
41,606	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 6.12%, 03/27/2051	41,611
136,189	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 6.24%, 04/25/2051	136,292
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
67,202	3.82%, 07/15/2046	64,514
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	120,987
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
220,000	4.21%, 08/15/2046(d)	207,627
	Series 2014-C20 Class B
131,986	4.38%, 05/15/2047	116,807
		111,399,564
U.S. Government Agency — 2.32%
	Federal Home Loan Mortgage Corp
2,356,172	5.50%, 12/01/2052	2,358,970
1,893,206	5.50%, 01/01/2053	1,894,732
3,143,400	4.50%, 08/01/2053	3,011,984
5,155,142	5.00%, 12/01/2053	5,063,307
104,650	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 6.34%, 04/25/2042 1-mo. SOFR + 2.00%	105,426
	Federal National Mortgage Association
1,472,986	5.00%, 10/01/2052	1,447,901
1,377,954	4.50%, 11/01/2052	1,320,507
993,964	5.00%, 11/01/2052	977,028
4,889,608	4.00%, 03/01/2053	4,562,725
1,217,769	5.50%, 07/01/2053	1,217,742
1,598,789	4.50%, 08/01/2053	1,531,356
2,810,514	6.00%, 08/01/2054	2,867,917
		26,359,595
TOTAL MORTGAGE-BACKED SECURITIES — 12.12% (Cost $139,389,223)		$137,759,159

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
MUNICIPAL BONDS AND NOTES
$ 1,105,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	$ 910,500
TOTAL MUNICIPAL BONDS AND NOTES — 0.08% (Cost $1,101,227)		$910,500
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	5.00%, 08/31/2025(l)	5,014,336
2,765,000	4.63%, 02/28/2026	2,777,227
14,280,000	4.63%, 06/30/2026	14,385,984
9,910,000	4.38%, 07/31/2026	9,959,550
5,035,000	3.75%, 08/31/2026	5,019,659
10,250,000	3.50%, 09/30/2026	10,181,934
10,105,000	4.13%, 10/31/2026	10,130,262
7,735,000	4.25%, 11/30/2026	7,772,164
1,460,000	3.88%, 08/15/2034	1,423,044
5,175,000	4.25%, 02/15/2054	4,875,820
4,000,000	4.63%, 05/15/2054	4,012,969
4,390,000	4.50%, 11/15/2054	4,325,522
TOTAL U.S. TREASURY BONDS AND NOTES — 7.03% (Cost $79,605,623)		$79,878,471
Shares
COMMON STOCK
Communications — 0.12%
95,643	Altice USA Inc Class A(m)	254,410
90,560	Paramount Global Class B(f)	1,083,098
		1,337,508
Consumer, Non-Cyclical — 0.11%
18,095	BioMarin Pharmaceutical Inc(m)	1,279,136
5,681	Lannett Co Inc(m)	6,309
662	Rising Tide Holdings Inc(m)	1,490
		1,286,935
Financial — 0.00%(n)
27,230	Sunac China Holdings Ltd(m)	5,450
Industrial — 0.08%
168,905	Cemex SAB de CV Sponsored ADR	947,557
TOTAL COMMON STOCK — 0.31% (Cost $5,369,761)		$3,577,450
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Financial — 0.06%
745,000	Charles Schwab Corp Series H 4.00%	$ 660,255
TOTAL CONVERTIBLE PREFERRED STOCK — 0.06% (Cost $665,531)		$660,255
PREFERRED STOCK
Financial — 0.01%
800	Apollo Global Management Inc	58,728
Industrial — 0.14%
26,856	Boeing Co	1,585,310
Utilities — 0.01%
3,916	PG&E Corp	172,304
TOTAL PREFERRED STOCK — 0.16% (Cost $1,594,088)		$1,816,342
GOVERNMENT MONEY MARKET MUTUAL FUNDS
23,783,026	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(o), 4.29%(p)	23,783,026
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.09% (Cost $23,783,026)		$23,783,026
TOTAL INVESTMENTS — 99.85% (Cost $1,147,096,311)		$1,134,530,417
OTHER ASSETS & LIABILITIES, NET — 0.15%		$1,658,871
TOTAL NET ASSETS — 100.00%		$1,136,189,288

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $539,701,845, representing 47.50% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2025. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of March 31, 2025.
(g)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security in default.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of March 31, 2025.
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	225	USD	25,024	Jun 2025	$160,033
U.S. 2 Year Treasury Note Futures	338	USD	70,023	Jun 2025	79,282
U.S. 5 Year Treasury Note Futures	1,783	USD	192,842	Jun 2025	1,195,539
U.S. Ultra Long Term Treasury Bond Futures	27	USD	3,301	Jun 2025	(89,860)
Short
U.S. 10 Year Ultra Treasury Note Futures	327	USD	37,319	Jun 2025	(156,430)
U.S. Treasury Bond Futures	213	USD	24,981	Jun 2025	109,739
				Net Appreciation	$1,298,303
Currency Abbreviations
BRL	Brazilian Real
CZK	Czech Koruna
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.25%
$ 250,000	Allegro XII Ltd(a)(b) Series 2020-1A Class A1R 5.73%, 07/21/2037 3-mo. SOFR + 1.44%	$ 250,557
	AmeriCredit Automobile Receivables Trust
	Series 2021-1 Class D
1,500,000	1.21%, 12/18/2026	1,487,814
	Series 2023-2 Class C
550,000	6.00%, 07/18/2029	567,253
1,160,000	Apidos XXXIV(a)(b) Series 2020-34A Class A1R 5.70%, 01/20/2035 3-mo. SOFR + 1.41%	1,160,836
	Birch Grove Ltd(a)(b)
	Series 2021-2A Class A1R
400,000	5.69%, 10/19/2037 3-mo. SOFR + 1.40%	399,986
	Series 2024-8A Class A1
600,000	5.92%, 04/20/2037 3-mo. SOFR + 1.63%	602,235
579,198	BRAVO Residential Funding Trust(a)(b) Series 2021-HE2 Class A1 5.09%, 11/25/2069 1-mo. SOFR + 0.75%	576,998
1,150,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	1,152,298
582,349	Capital One Prime Auto Receivables Trust Series 2022-1 Class A3 3.17%, 04/15/2027	578,737
1,540,000	Cathedral Lake VIII Ltd(a)(b) Series 2021-8A Class A1 5.77%, 01/20/2035 3-mo. SOFR + 1.48%	1,540,373
263,499	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	264,890
789,000	Chase Auto Owner Trust(a) Series 2024-1A Class A3 5.13%, 05/25/2029	798,215
1,370,000	CIFC Funding I Ltd(a)(b) Series 2020-1A Class A1R 5.71%, 07/15/2036 3-mo. SOFR + 1.41%	1,370,605
367,000	Citizens Auto Receivables Trust(a) Series 2024-1 Class A3 5.11%, 04/17/2028	369,589
636,042	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	635,304
2,147,000	Discover Card Execution Note Trust Series 2022-A3 Class A3 3.56%, 07/15/2027	2,140,092
Principal Amount		Fair Value
Non-Agency — (continued)
$ 693,792	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	$ 685,521
	Elevation Ltd(a)(b)
	Series 2018-10A Class AR
838,000	5.24%, 10/20/2031 3-mo. SOFR + 0.92%	835,832
	Series 2021-13A Class A1R
500,000	5.38%, 07/15/2034 3-mo. SOFR + 1.06%	496,160
	Elmwood Ltd(a)(b)
	Series 2019-3A Class A1RR
650,000	5.67%, 07/18/2037 3-mo. SOFR + 1.38%	650,352
	Series 2024-3A Class A
800,000	5.81%, 04/18/2037 3-mo. SOFR + 1.52%	798,814
	Series 2024-9RA Class AR
500,000	5.67%, 10/21/2037 3-mo. SOFR + 1.38%	500,308
2,100,000	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	2,122,181
2,203,000	Golden Credit Card Trust(a) Series 2022-4A Class A 4.31%, 09/15/2027	2,200,068
500,000	GoldenTree Loan Management US Ltd(a)(b) Series 2021-9A Class AR 5.79%, 04/20/2037 3-mo. SOFR + 1.50%	501,350
800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 5.77%, 04/20/2034 3-mo. SOFR + 1.48%	800,462
	Hyundai Auto Receivables Trust
	Series 2023-B Class A3
2,230,000	5.48%, 04/17/2028	2,247,818
	Series 2024-C Class A3
368,000	4.41%, 05/15/2029	368,493
610,000	Madison Park Funding Ltd(a)(b) Series 2018-30A Class AIR 5.67%, 07/16/2037 3-mo. SOFR + 1.36%	610,165
500,000	Magnetite XL Ltd(a)(b) Series 2024-40A Class A1 5.75%, 07/15/2037 3-mo. SOFR + 1.45%	501,375
500,000	Neuberger Berman XVII Ltd(a)(b) Series 2014-17A Class AR3 5.69%, 07/22/2038 3-mo. SOFR + 1.40%	500,335
429,000	Oaktree Ltd(a)(b) Series 2021-1A Class A1R 5.65%, 01/15/2038 3-mo. SOFR + 1.35%	431,132
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,121,307

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 900,000	Palmer Square Ltd(a)(b) Series 2021-3A Class B 6.21%, 01/15/2035 3-mo. SOFR + 1.91%	$ 900,026
500,000	Sandstone Peak III Ltd(a)(b) Series 2024-1A Class A1 5.93%, 04/25/2037 3-mo. SOFR + 1.63%	501,137
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
190,725	1.35%, 07/15/2027	189,499
	Series 2021-3 Class D
462,337	1.33%, 09/15/2027	457,830
	Series 2021-4 Class D
1,384,316	1.67%, 10/15/2027	1,366,487
	Series 2023-3 Class B
550,000	5.61%, 07/17/2028	553,906
	Series 2023-4 Class B
550,000	5.77%, 12/15/2028	557,561
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	308,005
500,000	Signal Peak Ltd(a)(b) Series 2018-5A Class AIR 5.85%, 04/25/2037 3-mo. SOFR + 1.55%	501,125
500,000	Sound Point XXVI Ltd(a)(b) Series 2020-1A Class AR 5.72%, 07/20/2034 3-mo. SOFR + 1.43%	500,367
500,000	Sound Point XXXII Ltd(a)(b) Series 2021-4A Class A 5.71%, 10/25/2034 3-mo. SOFR + 1.41%	500,047
955,000	Symphony XXIII Ltd(a)(b) Series 2020-23A Class AR2 5.22%, 01/15/2034 3-mo. SOFR + 0.90%	949,345
250,000	Symphony XXXIILtd(a)(b) Series 2022-32A Class A1 5.61%, 04/23/2035 3-mo. SOFR + 1.32%	249,676
318,000	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	318,336
1,390,000	Volkswagen Auto Loan Enhanced Trust Series 2025-1 Class A2A 4.51%, 01/20/2028	1,391,052
	Wise Ltd(a)(b)
	Series 2023-2A Class A
500,000	6.10%, 01/15/2037 3-mo. SOFR + 1.80%	501,664
	Series 2024-2A Class A
400,000	5.76%, 07/15/2037 3-mo. SOFR + 1.46%	400,346
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	$ 490,325
TOTAL ASSET-BACKED SECURITIES — 7.25% (Cost $39,923,350)		$39,904,189
CORPORATE BONDS AND NOTES
Basic Materials — 1.17%
	Celanese US Holdings LLC
675,000	1.40%, 08/05/2026	643,935
319,000	6.42%, 07/15/2027	324,276
595,000	6.58%, 07/15/2029	614,289
1,810,000	CF Industries Inc(a) 4.50%, 12/01/2026	1,802,245
855,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	889,831
1,665,000	International Flavors & Fragrances Inc(a) 1.23%, 10/01/2025	1,634,418
520,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	525,345
		6,434,339
Communications — 2.82%
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	4.91%, 07/23/2025	499,878
2,000,000	6.15%, 11/10/2026	2,040,585
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,692,731
3,720,000	Netflix Inc(a) 5.38%, 11/15/2029	3,840,514
	Paramount Global
810,000	3.70%, 06/01/2028	780,390
225,000	4.20%, 06/01/2029	216,404
1,405,000	Rogers Communications Inc 5.00%, 02/15/2029	1,406,258
2,915,000	Sprint Capital Corp 6.88%, 11/15/2028	3,111,995
2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,959,128
		15,547,883
Consumer, Cyclical — 3.82%
1,155,000	7-Eleven Inc(a) 1.30%, 02/10/2028	1,050,845
1,070,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	1,045,210
1,245,000	AS Mileage Plan IP Ltd(a) 5.02%, 10/20/2029	1,219,206
743,000	Brunswick Corp(c) 2.40%, 08/18/2031	617,022

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Carnival Corp(a)
$ 1,048,000	4.00%, 08/01/2028	$ 1,002,622
75,000	5.75%, 03/15/2030	74,698
2,650,000	DR Horton Inc 1.30%, 10/15/2026	2,523,041
	General Motors Financial Co Inc
3,175,000	2.75%, 06/20/2025	3,159,919
2,000,000	1.50%, 06/10/2026	1,922,925
	Hyatt Hotels Corp
1,500,000	5.75%, 01/30/2027	1,525,995
695,000	5.05%, 03/30/2028(c)	698,073
	Hyundai Capital America(a)
1,745,000	5.30%, 01/08/2029	1,761,656
431,000	5.35%, 03/19/2029	436,517
545,000	Tapestry Inc 5.10%, 03/11/2030	544,721
	Toll Brothers Finance Corp
97,000	4.35%, 02/15/2028	95,650
705,000	3.80%, 11/01/2029	671,957
2,750,000	Warnermedia Holdings Inc 3.76%, 03/15/2027	2,682,234
		21,032,291
Consumer, Non-Cyclical — 4.85%
1,610,000	Amgen Inc 5.15%, 03/02/2028	1,638,954
1,120,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	1,071,299
1,090,000	Block Inc 2.75%, 06/01/2026	1,057,200
1,510,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	1,536,246
80,000	Centene Corp 3.38%, 02/15/2030	72,352
2,700,000	CVS Health Corp 5.40%, 06/01/2029	2,750,801
180,000	GE HealthCare Technologies Inc 4.80%, 08/14/2029	180,553
1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	1,337,789
	HCA Inc
2,000,000	3.13%, 03/15/2027	1,942,335
1,000,000	5.20%, 06/01/2028	1,012,321
	Icon Investments Six Designated Activity Co
275,000	5.81%, 05/08/2027	280,783
200,000	5.85%, 05/08/2029	206,314
1,300,000	Illumina Inc 4.65%, 09/09/2026	1,298,845
1,000,000	IQVIA Inc 5.70%, 05/15/2028	1,017,830
1,395,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.00%, 02/02/2029	1,304,219
	Mars Inc(a)
1,860,000	4.60%, 03/01/2028	1,867,481
805,000	4.80%, 03/01/2030	809,604
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 130,000	4.65%, 04/20/2031	$ 129,401
4,000,000	Mondelez International Holdings Netherlands BV(a) 1.25%, 09/24/2026	3,809,020
	Philip Morris International Inc
985,000	4.63%, 11/01/2029	987,810
1,352,000	5.13%, 02/15/2030	1,378,579
1,000,000	Royalty Pharma PLC 5.15%, 09/02/2029	1,006,563
		26,696,299
Energy — 2.30%
1,285,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	1,298,559
1,830,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,779,924
1,310,000	Coterra Energy Operating Co 3.90%, 05/15/2027	1,253,800
760,000	Diamondback Energy Inc 5.15%, 01/30/2030	771,526
825,000	Enbridge Inc 1.60%, 10/04/2026	789,303
	Energy Transfer LP
2,000,000	6.05%, 12/01/2026	2,043,574
20,000	5.25%, 07/01/2029	20,291
100,000	EQT Corp(a) 3.13%, 05/15/2026	98,229
1,055,000	Occidental Petroleum Corp 5.20%, 08/01/2029	1,054,296
1,000,000	ONEOK Inc 5.55%, 11/01/2026	1,013,272
260,000	Ovintiv Inc 5.65%, 05/15/2028	266,435
	South Bow USA Infrastructure Holdings LLC(a)
925,000	4.91%, 09/01/2027	925,383
270,000	5.03%, 10/01/2029	267,908
1,065,000	Venture Global Calcasieu Pass LLC(a) 6.25%, 01/15/2030	1,080,924
		12,663,424
Financial — 21.25%
1,400,000	ABN AMRO Bank NV(a) 6.34%, 09/18/2027	1,431,646
865,000	AEGON Funding Co LLC(a)(c) 5.50%, 04/16/2027	876,828
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
3,725,000	2.45%, 10/29/2026	3,599,810
1,405,000	6.10%, 01/15/2027	1,436,600
500,000	AIB Group PLC(a) 7.58%, 10/14/2026	507,336
2,315,000	Air Lease Corp 4.63%, 10/01/2028	2,305,821
940,000	Aircastle Ltd(a) 6.50%, 07/18/2028	979,368
5,155,000	Ally Financial Inc 5.75%, 11/20/2025	5,170,272

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	American Express Co
$ 1,000,000	5.39%, 07/28/2027	$ 1,010,657
1,020,000	5.10%, 02/16/2028	1,032,191
2,180,000	American Tower Corp REIT 2.75%, 01/15/2027	2,110,416
	Ares Capital Corp
1,435,000	2.15%, 07/15/2026	1,384,026
800,000	7.00%, 01/15/2027	824,461
1,045,000	Arthur J Gallagher & Co 4.85%, 12/15/2029	1,052,219
4,460,000	Athene Global Funding(a) 1.73%, 10/02/2026	4,275,035
600,000	Aviation Capital Group LLC(a) 5.38%, 07/15/2029	604,734
1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	1,230,041
4,400,000	Banco Santander SA 1.72%, 09/14/2027	4,212,114
7,055,000	Bank of America Corp 6.20%, 11/10/2028	7,332,400
1,680,000	Banque Federative du Credit Mutuel SA(a) 1.60%, 10/04/2026	1,608,963
520,000	Barclays PLC 5.37%, 02/25/2031	525,758
505,000	Blackstone Private Credit Fund 3.25%, 03/15/2027	486,579
1,060,000	BNP Paribas SA(a) 2.22%, 06/09/2026	1,054,758
475,000	BPCE SA(a) 5.98%, 01/18/2027	479,249
430,000	CaixaBank SA(a) 5.67%, 03/15/2030	440,943
2,080,000	Capital One Financial Corp 4.20%, 10/29/2025	2,071,852
2,500,000	Citigroup Inc(b)(c) 5.15%, 06/09/2027 1-day SOFR + 0.77%	2,505,309
2,505,000	CNO Global Funding(a) 1.75%, 10/07/2026	2,399,899
1,595,000	Corebridge Financial Inc 3.65%, 04/05/2027	1,567,050
630,000	Credit Agricole SA(a)(c) 5.34%, 01/10/2030	639,217
1,275,000	Crown Castle Inc REIT 4.90%, 09/01/2029	1,269,155
1,260,000	Danske Bank A/S(a) 1.55%, 09/10/2027	1,207,498
	Deutsche Bank AG
1,765,000	2.13%, 11/24/2026	1,733,299
1,120,000	2.31%, 11/16/2027	1,076,229
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,420,000
	Equinix Inc REIT
1,085,000	1.00%, 09/15/2025	1,068,215
1,450,000	2.90%, 11/18/2026	1,411,629
415,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	422,436
	Fifth Third Bancorp
990,000	6.34%, 07/27/2029	1,034,911
Principal Amount		Fair Value
Financial — (continued)
$ 15,000	4.90%, 09/06/2030	$ 14,964
1,005,000	First-Citizens Bank & Trust Co(c) 6.13%, 03/09/2028	1,043,268
2,500,000	Goldman Sachs Group Inc 5.80%, 08/10/2026	2,510,138
	ING Groep NV
1,370,000	6.08%, 09/11/2027	1,397,609
790,000	4.86%, 03/25/2029	792,867
1,635,000	Intesa Sanpaolo SpA(a) 5.71%, 01/15/2026	1,639,564
	JPMorgan Chase & Co
2,400,000	1.47%, 09/22/2027	2,295,611
2,000,000	5.04%, 01/23/2028	2,017,360
	Lloyds Banking Group PLC
1,680,000	5.46%, 01/05/2028	1,701,464
739,000	5.72%, 06/05/2030	761,190
	LPL Holdings Inc
1,375,000	4.63%, 11/15/2027(a)	1,363,100
390,000	6.75%, 11/17/2028	412,316
308,000	Macquarie Airfinance Holdings Ltd(a) 5.15%, 03/17/2030	303,689
	Morgan Stanley
2,000,000	5.05%, 01/28/2027	2,007,000
4,220,000	3.95%, 04/23/2027	4,174,207
820,000	5.12%, 02/01/2029	831,235
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	1,006,254
2,105,000	PNC Bank NA 4.05%, 07/26/2028	2,063,166
3,030,000	Royal Bank of Canada 5.20%, 08/01/2028	3,088,517
1,340,000	Santander Holdings USA Inc 2.49%, 01/06/2028	1,284,317
2,000,000	Toronto-Dominion Bank 5.53%, 07/17/2026	2,026,408
430,000	Truist Bank 4.63%, 09/17/2029	420,606
3,020,000	Truist Financial Corp 6.05%, 06/08/2027	3,070,275
3,400,000	UBS AG 7.50%, 02/15/2028	3,661,368
	VICI Properties LP / VICI Note Co Inc REIT(a)
845,000	4.50%, 09/01/2026	840,376
1,065,000	3.75%, 02/15/2027	1,041,972
1,250,000	VICI Properties LP REIT 4.38%, 05/15/2025	1,248,696
	Wells Fargo & Co
2,000,000	3.91%, 04/25/2026	1,998,661
1,500,000	2.19%, 04/30/2026	1,496,869
1,030,000	4.81%, 07/25/2028	1,033,305
1,650,000	Willis North America Inc 4.65%, 06/15/2027	1,651,027
		116,996,323
Industrial — 3.13%
1,365,000	BAE Systems PLC(a) 5.13%, 03/26/2029	1,386,023

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Berry Global Inc
$ 1,458,000	1.65%, 01/15/2027	$ 1,383,143
122,000	5.50%, 04/15/2028	124,438
	Boeing Co
5,280,000	2.75%, 02/01/2026	5,186,602
219,000	6.26%, 05/01/2027	225,321
332,000	6.30%, 05/01/2029	348,165
114,000	2.95%, 02/01/2030	103,838
1,110,000	Graphic Packaging International LLC(a) 1.51%, 04/15/2026	1,071,372
1,365,000	Howmet Aerospace Inc 3.00%, 01/15/2029	1,285,153
1,000,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	1,011,199
820,000	Regal Rexnord Corp 6.05%, 04/15/2028	841,218
	Republic Services Inc
1,705,000	0.88%, 11/15/2025(c)	1,665,593
245,000	5.00%, 11/15/2029	248,832
1,395,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.30%, 04/03/2029	1,415,143
962,000	Vertiv Group Corp(a) 4.13%, 11/15/2028	915,787
		17,211,827
Technology — 4.11%
370,000	Atlassian Corp 5.25%, 05/15/2029	376,542
1,295,000	Broadcom Inc 5.05%, 07/12/2029	1,312,987
1,000,000	Fiserv Inc 5.45%, 03/02/2028	1,022,689
400,000	Foundry JV Holdco LLC(a) 5.50%, 01/25/2031	406,442
3,015,000	Gartner Inc(a) 4.50%, 07/01/2028	2,956,034
2,325,000	Hewlett Packard Enterprise Co 4.55%, 10/15/2029	2,299,963
	Marvell Technology Inc
1,375,000	1.65%, 04/15/2026	1,334,274
1,115,000	5.75%, 02/15/2029	1,149,132
1,050,000	Micron Technology Inc 4.19%, 02/15/2027	1,041,826
2,555,000	MSCI Inc(a) 4.00%, 11/15/2029	2,440,451
3,000,000	Oracle Corp 1.65%, 03/25/2026	2,916,081
1,265,000	ServiceNow Inc 1.40%, 09/01/2030	1,067,593
	Synopsys Inc
375,000	4.65%, 04/01/2028	377,145
1,375,000	4.85%, 04/01/2030	1,384,045
1,565,000	VMware LLC 1.40%, 08/15/2026	1,498,745
Principal Amount		Fair Value
Technology — (continued)
$ 1,065,000	Workday Inc 3.50%, 04/01/2027	$ 1,044,212
		22,628,161
Utilities — 4.51%
2,380,000	AES Corp 1.38%, 01/15/2026	2,314,656
420,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	447,057
2,400,000	American Electric Power Co Inc 1.00%, 11/01/2025	2,348,675
2,505,000	Constellation Energy Generation LLC 5.60%, 03/01/2028	2,572,900
1,510,000	Dominion Energy Inc 2.85%, 08/15/2026	1,475,495
995,000	Electricite de France SA(a) 5.70%, 05/23/2028	1,021,337
605,000	Eversource Energy 5.45%, 03/01/2028	618,188
2,445,000	FirstEnergy Corp 3.90%, 07/15/2027	2,404,106
2,550,000	NextEra Energy Capital Holdings Inc 5.05%, 03/15/2030	2,583,603
2,070,000	NRG Energy Inc(a) 2.00%, 12/02/2025	2,026,952
	Pacific Gas & Electric Co
2,915,000	3.00%, 06/15/2028	2,740,777
265,000	6.10%, 01/15/2029	273,773
	Southern Co
2,135,000	3.25%, 07/01/2026	2,101,374
670,000	5.50%, 03/15/2029	690,977
1,205,000	Vistra Operations Co LLC(a) 5.05%, 12/30/2026	1,208,426
		24,828,296
TOTAL CORPORATE BONDS AND NOTES — 47.96% (Cost $262,001,236)		$264,038,843
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.13%
	A&D Mortgage Trust(a)(d)
	Series 2023-NQM4 Class A1
1,714,553	7.47%, 09/25/2068	1,748,378
	Series 2023-NQM5 Class A1
2,518,415	7.05%, 11/25/2068	2,557,808
	Angel Oak Mortgage Trust(a)
	Series 2021-3 Class A3
387,785	1.46%, 05/25/2066(e)	333,482
	Series 2024-9 Class A1
322,808	5.14%, 09/25/2069(d)	320,680
4,120,390	BANK(e) Series 2020-BN26 Class XA 1.20%, 03/15/2063	182,670

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	BANK5(e)
	Series 2024-5YR10 Class XA
$ 9,658,649	1.19%, 10/15/2057	$ 445,727
	Series 2024-5YR7 Class XA
9,147,330	1.33%, 06/15/2057	450,388
18,347,886	BBCMS Mortgage Trust(e) Series 2024-5C29 Class XA 1.60%, 09/15/2057	1,131,096
798,395	BDS Ltd(a)(b) Series 2021-FL10 Class A 5.78%, 12/16/2036 1-mo. SOFR + 1.46%	798,232
	Benchmark Mortgage Trust(e)
	Series 2020-B22 Class XA
4,005,674	1.50%, 01/15/2054	274,239
	Series 2024-V10 Class XA
8,394,000	1.31%, 09/15/2057	419,839
9,095,000	BMO Mortgage Trust(e) Series 2024-5C6 Class XA 1.35%, 09/15/2057	462,340
	BRAVO Residential Funding Trust(a)(d)
	Series 2023-NQM4 Class A1
169,717	6.44%, 05/25/2063	170,743
	Series 2023-NQM8 Class A1
338,606	6.39%, 10/25/2063	341,422
	Series 2024-NQM2 Class A1
131,045	6.29%, 02/25/2064	132,089
2,863,578	COLT Mortgage Loan Trust(a)(d) Series 2024-INV2 Class A1 6.42%, 05/25/2069	2,897,637
	COMM Mortgage Trust
	Series 2014-CR14 Class B
219,316	3.57%, 02/10/2047(e)	209,756
	Series 2014-CR17 Class B
458,754	4.38%, 05/10/2047	447,198
	Series 2014-UBS3 Class AM
397,540	4.01%, 06/10/2047	378,664
	Series 2014-UBS5 Class AM
519,679	4.19%, 09/10/2047(e)	511,889
	Series 2015-CR22 Class B
470,000	3.93%, 03/10/2048(e)	458,432
	Series 2015-CR23 Class AM
763,686	3.80%, 05/10/2048	760,853
	Series 2015-CR27 Class B
512,000	4.33%, 10/10/2048(e)	495,692
	CSAIL Commercial Mortgage Trust(e)
	Series 2015-C2 Class B
454,000	4.21%, 06/15/2057	439,360
	Series 2021-C20 Class XA
5,957,281	0.99%, 03/15/2054	261,920
12,331,329	GS Mortgage Securities Trust(e) Series 2019-GC38 Class XA 1.01%, 02/10/2052	411,383
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,971,961	GS Mortgage-Backed Securities Trust(a)(e) Series 2024-RPL2 Class A1 3.75%, 07/25/2061	$ 1,901,669
248,054	HOMES Trust(a)(d) Series 2024-NQM1 Class A1 5.92%, 07/25/2069	249,104
	JPMBB Commercial Mortgage Securities Trust(e)
	Series 2014-C23 Class B
525,000	4.47%, 09/15/2047	503,855
	Series 2014-C23 Class C
709,824	4.47%, 09/15/2047	663,489
	JPMorgan Mortgage Trust(a)
	Series 2024-10 Class A11
676,395	5.59%, 03/25/2055(b) 1-mo. SOFR + 1.25%	677,673
	Series 2024-VIS2 Class A1
343,254	5.85%, 11/25/2064(d)	345,747
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C10 Class B
434,856	3.98%, 07/15/2046(e)	405,918
	Series 2015-C25 Class AS
1,467,790	4.07%, 10/15/2048	1,431,677
687,000	Morgan Stanley Capital I Trust Series 2018-L1 Class A3 4.14%, 10/15/2051	673,038
	Morgan Stanley Residential Mortgage Loan Trust(a)
	Series 2024-4 Class AF
389,308	5.69%, 09/25/2054(b) 1-mo. SOFR + 1.35%	389,899
	Series 2024-NQM1 Class A1
2,340,503	6.15%, 12/25/2068(d)	2,357,726
1,033,000	PFP Ltd(a)(b) Series 2022-9 Class AS 7.10%, 08/19/2035 1-mo. SOFR + 2.78%	1,034,694
513,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	499,159
	Station Place Securitization Trust(a)(b)
	Series 2024-10 Class A
1,000,000	5.22%, 10/27/2025 1-mo. SOFR + 0.90%	999,659
	Series 2024-2 Class A
1,430,000	5.22%, 06/22/2025 1-mo. SOFR + 0.90%	1,429,796
	Series 2024-5 Class A
1,450,000	5.22%, 08/04/2025 1-mo. SOFR + 0.90%	1,449,646
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
1,270,000	3.68%, 12/15/2050	1,233,997
	Series 2019-C17 Class XA
10,574,088	1.44%, 10/15/2052(e)	542,657

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Verus Securitization Trust(a)
	Series 2021-2 Class A3
$ 458,759	1.55%, 02/25/2066(e)	$ 409,096
	Series 2023-INV3 Class A1
1,728,826	6.88%, 11/25/2068(e)	1,752,780
	Series 2024-3 Class A1
421,007	6.34%, 04/25/2069(d)	426,286
	Series 2024-4 Class A1
509,857	6.22%, 06/25/2069(d)	516,018
	Wells Fargo Commercial Mortgage Trust
	Series 2015-NXS1 Class AS
614,000	3.41%, 05/15/2048	612,406
	Series 2016-C33 Class B
1,049,000	4.51%, 03/15/2059(e)	1,033,636
	Series 2025-5C3 Class XA
6,249,956	0.82%, 01/15/2058(e)	218,738
488,000	WFRBS Commercial Mortgage Trust(e) Series 2013-C11 Class C 3.75%, 03/15/2045	462,866
		39,263,146
U.S. Government Agency — 2.81%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
1,015,000	5.99%, 12/25/2041 1-mo. SOFR + 1.65%	1,017,508
	Series 2022-R01 Class 1M2
1,750,000	6.24%, 12/25/2041 1-mo. SOFR + 1.90%	1,765,029
	Series 2022-R02 Class 2M2
1,220,000	7.34%, 01/25/2042 1-mo. SOFR + 3.00%	1,244,276
	Series 2022-R03 Class 1M2
35,000	7.84%, 03/25/2042 1-mo. SOFR + 3.50%	36,284
	Series 2022-R04 Class 1M2
24,000	7.44%, 03/25/2042 1-mo. SOFR + 3.10%	24,745
	Series 2022-R08 Class 1M1
15,348	6.89%, 07/25/2042 1-mo. SOFR + 2.55%	15,723
	Series 2023-R01 Class 1M1
10,373	6.74%, 12/25/2042 1-mo. SOFR + 2.40%	10,589
	Series 2023-R02 Class 1M1
20,912	6.64%, 01/25/2043 1-mo. SOFR + 2.30%	21,343
	Series 2023-R06 Class 1M1
11,425	6.04%, 07/25/2043 1-mo. SOFR + 1.70%	11,458
	Series 2024-R02 Class 1M1
321,698	5.44%, 02/25/2044 1-mo. SOFR + 1.10%	321,224
	Series 2024-R03 Class 2M1
9,249	5.49%, 03/25/2044 1-mo. SOFR + 1.15%	9,236
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-R04 Class 1M1
$ 8,320	5.44%, 05/25/2044 1-mo. SOFR + 1.10%	$ 8,304
	Series 2024-R06 Class 1A1
188,679	5.49%, 09/25/2044 1-mo. SOFR + 1.15%	188,444
	Series 2024-R06 Class 1M1
41,640	5.39%, 09/25/2044 1-mo. SOFR + 1.05%	41,553
	Series 2025-R01 Class 1A1
286,610	5.29%, 01/25/2045 1-mo. SOFR + 0.95%	286,071
	Series 2025-R01 Class 1M1
309,387	5.44%, 01/25/2045 1-mo. SOFR + 1.10%	308,927
	Series 2025-R02 Class 1A1
196,201	5.34%, 02/25/2045 1-mo. SOFR + 1.00%	196,370
	Series 2025-R02 Class 1M1
635,831	5.49%, 02/25/2045 1-mo. SOFR + 1.15%	635,527
1,049,000	Federal Home Loan Mortgage Corp Multifamily Securities Trust(a)(e) Series 2015-K51 Class B 3.96%, 10/25/2048	1,040,893
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
6,200	5.99%, 01/25/2034 1-mo. SOFR + 1.65%	6,212
	Series 2021-DNA6 Class M2
104,723	5.84%, 10/25/2041 1-mo. SOFR + 1.50%	104,755
	Series 2021-DNA7 Class M2
1,242,000	6.14%, 11/25/2041 1-mo. SOFR + 1.80%	1,247,398
	Series 2021-HQA4 Class M1
20,603	5.29%, 12/25/2041 1-mo. SOFR + 0.95%	20,531
	Series 2022-DNA2 Class M1A
3,949	5.64%, 02/25/2042 1-mo. SOFR + 1.30%	3,950
	Series 2022-DNA3 Class M1B
17,000	7.24%, 04/25/2042 1-mo. SOFR + 2.90%	17,476
	Series 2022-DNA4 Class M1A
1,089,191	6.54%, 05/25/2042 1-mo. SOFR + 2.20%	1,103,505
	Series 2022-DNA5 Class M1A
2,228,611	7.29%, 06/25/2042 1-mo. SOFR + 2.95%	2,273,874

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-HQA1 Class M1A
$ 8,109	6.44%, 03/25/2042 1-mo. SOFR + 2.10%	$ 8,162
	Series 2022-HQA2 Class M1A
5,677	6.99%, 07/25/2042 1-mo. SOFR + 2.65%	5,790
	Series 2022-HQA3 Class M1A
22,241	6.64%, 08/25/2042 1-mo. SOFR + 2.30%	22,644
	Series 2023-DNA1 Class M1A
41,151	6.44%, 03/25/2043 1-mo. SOFR + 2.10%	41,687
	Series 2023-HQA3 Class M1
46,433	6.19%, 11/25/2043 1-mo. SOFR + 1.85%	46,810
	Series 2025-DNA1 Class A1
1,033,050	5.29%, 01/25/2045 1-mo. SOFR + 0.95%	1,031,298
	Federal National Mortgage Association
313,000	4.69%, 08/01/2028	317,039
732,000	5.28%, 12/01/2028	753,874
942,033	2.73%, 09/01/2029	881,436
415,682	Federal National Mortgage Association Connecticut Avenue Securities(b) Series 2017-C06 Class 1M2B 7.10%, 02/25/2030 1-mo. SOFR + 2.76%	416,863
		15,486,808
TOTAL MORTGAGE-BACKED SECURITIES — 9.94% (Cost $55,356,950)		$54,749,954
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,236,360	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 4.29%(g)	3,236,360
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.59% (Cost $3,236,360)		$3,236,360
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 19.39%
	Air Lease Corp
1,623,000	4.98%, 04/01/2025	1,623,000
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 1,575,000	4.98%, 04/03/2025	$ 1,574,570
1,535,000	Alexandria Real Estate 4.71%, 04/04/2025	1,534,405
	Alimentation Couche Tard
1,420,000	4.64%, 04/07/2025	1,418,918
1,430,000	4.73%, 04/09/2025	1,428,520
1,244,000	4.72%, 04/15/2025	1,241,752
3,568,000	Autonation Inc 4.82%, 04/01/2025	3,568,000
1,260,000	Barclays Bank PLC 4.49%, 05/28/2025	1,251,228
1,020,000	Bell Canada 4.63%, 04/07/2025	1,019,224
1,125,000	Boston Properties Inc 4.69%, 05/05/2025	1,120,106
	Boston Properties LP
1,075,000	4.65%, 04/03/2025	1,074,726
1,180,000	4.67%, 04/07/2025	1,179,094
	Broadcom Inc
930,000	4.65%, 04/09/2025	929,053
1,700,000	4.64%, 04/17/2025	1,696,550
2,000,000	Chariot Funding LLC 4.48%, 04/30/2025	1,992,907
1,340,000	CVS Health Corp 4.82%, 04/04/2025	1,339,469
1,085,000	Enbridge US INC 4.54%, 04/21/2025	1,082,310
16,875,000	Federal Home Loan Bank(h) 0.00%, 04/23/2025	16,831,518
	Federal Home Loan Mortgage Corp(h)
10,000,000	0.00%, 04/07/2025	9,992,941
2,750,000	0.00%, 04/10/2025	2,747,111
1,690,000	Fidelity Natl Information SVCS 4.71%, 04/09/2025	1,688,256
1,790,000	FMC Corp 5.07%, 04/01/2025	1,790,000
	Glencore Funding LLC
1,619,000	4.64%, 04/02/2025	1,618,794
2,030,000	0.00%, 04/22/2025	2,024,600
2,235,000	Gotham Funding Corp 4.47%, 05/29/2025	2,219,239
1,920,000	HP Inc 4.68%, 04/01/2025	1,920,000
	Kinder Morgan INC
1,390,000	4.66%, 04/02/2025	1,389,822
942,000	4.73%, 04/17/2025	940,050
2,750,000	Manhattan Asset FDG CO LLC 4.48%, 05/27/2025	2,730,891
	Marsh & McLennan Companies
1,285,000	4.70%, 04/17/2025	1,282,356
1,285,000	4.71%, 04/23/2025	1,281,366
	Mid America Apartments LP
2,450,000	4.69%, 04/03/2025	2,449,370
775,000	4.76%, 04/09/2025	774,193
1,125,000	National Grid PLC 4.64%, 04/22/2025	1,122,007
1,375,000	Owens Corning 4.66%, 04/10/2025	1,373,422

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 2,335,000	Penske Truck Leasing CO LP 4.68%, 04/25/2025	$ 2,327,836
1,925,000	Plains All American Pipline LP 4.64%, 04/07/2025	1,923,534
	Protective Life Corp
2,415,000	4.57%, 04/02/2025	2,414,697
1,440,000	4.66%, 04/23/2025	1,435,963
1,210,000	Southern Co Gas Capital 4.73%, 04/22/2025	1,206,719
	Targa Resources Corp
4,350,000	4.66%, 04/01/2025	4,350,000
1,025,000	4.79%, 04/03/2025	1,024,731
	UDR Inc
1,110,000	4.62%, 04/04/2025	1,109,579
905,000	4.75%, 04/08/2025	904,177
2,000,000	Victory Receivables Corp 4.46%, 05/09/2025	1,990,511
	Vulcan Materials Co
1,350,000	4.73%, 04/09/2025	1,348,603
1,325,000	4.73%, 04/10/2025	1,323,457
1,660,000	4.72%, 04/23/2025	1,655,290
	Wec Energy Group Inc
2,760,000	4.72%, 04/03/2025	2,759,286
1,725,000	4.72%, 04/10/2025	1,722,993
		106,747,144
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — 12.33%
	Federal Home Loan Bank(h)
$11,280,000	0.00%, 04/07/2025	$ 11,272,065
25,000,000	0.00%, 04/10/2025	24,973,716
8,692,000	0.00%, 05/09/2025	8,653,080
12,000,000	Federal Home Loan Mortgage Corp(h) 0.00%, 04/03/2025	11,997,233
11,000,000	Federal National Mortgage Association(h) 0.00%, 04/04/2025	10,996,146
		67,892,240
TOTAL SHORT TERM INVESTMENTS — 31.72% (Cost $174,639,384)		$174,639,384
TOTAL INVESTMENTS — 97.46% (Cost $535,157,280)		$536,568,730
OTHER ASSETS & LIABILITIES, NET — 2.54%		$13,981,927
TOTAL NET ASSETS — 100.00%		$550,550,657

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $122,096,250, representing 22.18% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(c)	All or a portion of the security is on loan as of March 31, 2025.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2025. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2025.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of March 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.75%	Annual	1-day SOFR	Annual	USD	219,525	06/18/2027	$437,465	$(1,277)	$438,742
1-day SOFR	Annual	3.85%	Annual	USD	5,055	06/18/2035	(4,163)	(19,836)	15,673
1-day SOFR	Annual	3.85%	Annual	USD	4,026	06/18/2055	14,318	(49,880)	64,198
							$447,620	$(70,993)	$518,613
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.82%
	American Credit Acceptance Receivables Trust(a)
	Series 2023-3 Class C
$ 850,000	6.44%, 10/12/2029	$ 857,818
	Series 2025-1 Class D
1,000,000	5.54%, 08/12/2031	1,013,515
1,050,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,082,937
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 6.15%, 10/22/2034 3-mo. SOFR + 1.86%	2,600,060
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 6.21%, 01/25/2034 3-mo. SOFR + 1.91%	2,631,998
1,510,000	Birch Grove Ltd(a)(b) Series 2024-11A Class A1 5.71%, 01/22/2038 3-mo. SOFR + 1.36%	1,506,975
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 6.28%, 11/20/2034 3-mo. SOFR + 1.96%	2,099,889
414,070	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	416,256
795,868	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	794,944
693,792	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	685,522
1,400,000	DT Auto Owner Trust(a) Series 2023-3A Class B 6.07%, 03/15/2028	1,409,458
	Exeter Automobile Receivables Trust
	Series 2021-3A Class D
1,693,590	1.55%, 06/15/2027	1,656,324
	Series 2025-2A Class C
650,000	5.16%, 07/15/2031	651,173
2,000,000	Ford Credit Auto Owner Trust(a)(c) Series 2025-1 Class A 4.86%, 08/15/2037	2,017,235
4,200,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 5.61%, 01/22/2035 3-mo. SOFR + 1.32%	4,198,572
2,000,000	KKR Ltd(a)(b) Series 31A Class B 6.05%, 04/20/2034 3-mo. SOFR + 1.76%	1,997,648
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 6.26%, 04/15/2034 3-mo. SOFR + 1.96%	1,958,096
Principal Amount		Fair Value
Non-Agency — (continued)
$ 490,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.70%, 01/30/2038 3-mo. SOFR + 1.39%	$ 489,498
	Santander Drive Auto Receivables Trust
	Series 2021-4 Class D
865,198	1.67%, 10/15/2027	854,055
	Series 2023-3 Class B
1,150,000	5.61%, 07/17/2028	1,158,167
	Series 2023-4 Class B
1,050,000	5.77%, 12/15/2028	1,064,435
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	616,010
	Series 2025-2 Class C
800,000	5.06%, 05/15/2031	802,362
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
315,186	1.23%, 12/15/2026	313,097
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,280,222
	Series 2023-3A Class C
400,000	6.02%, 09/15/2028	406,594
TOTAL ASSET-BACKED SECURITIES — 6.82% (Cost $36,559,684)		$36,562,860
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.01%
1,025,985	Angel Oak Mortgage Trust(a)(c) Series 2024-10 Class A1 5.35%, 10/25/2069	1,022,525
680,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	658,972
1,027,200	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	1,002,660
2,630,000	Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3 6.10%, 01/15/2058	2,757,151
		5,441,308
U.S. Government Agency — 49.31%
440,000	Connecticut Avenue Securities Trust(a)(b) Series 2023-R01 Class 1M2 8.09%, 12/25/2042 1-mo. SOFR + 3.75%	462,893
	Federal Home Loan Mortgage Corp
52,160	3.00%, 12/01/2026	51,539
71,710	2.50%, 01/01/2029	70,022
98,782	3.00%, 07/01/2029	97,046
1,797,174	4.30%, 01/01/2030	1,770,753

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 216,861	3.50%, 02/01/2032	$ 212,425
171	7.50%, 03/01/2032	170
28,101	5.50%, 08/01/2033	28,514
19,969	5.50%, 01/01/2034	20,346
224,382	4.00%, 05/01/2034	221,413
45,525	5.50%, 10/01/2034	46,502
818,700	2.50%, 06/01/2035	761,653
83,742	5.00%, 09/01/2035	84,411
101,938	5.00%, 12/01/2035	102,812
783,843	2.00%, 01/01/2036	713,930
8,415	5.00%, 01/01/2036	8,489
79,494	6.00%, 01/01/2036	82,997
37,581	6.00%, 03/01/2036	39,231
42,115	6.00%, 07/01/2036	43,973
520,331	3.00%, 09/01/2036	487,094
9,077	5.50%, 05/01/2038	9,237
13,107	6.00%, 05/01/2038	13,814
29,665	5.00%, 06/01/2038	29,963
216,536	4.50%, 02/01/2040	214,160
305,404	5.00%, 03/01/2040	308,471
1,945,218	2.00%, 01/01/2042	1,657,578
1,857,948	2.50%, 01/01/2042	1,638,631
182,241	3.50%, 06/01/2042	170,089
106,464	3.50%, 11/01/2042	99,363
520,665	4.00%, 05/01/2044	500,190
443,155	3.00%, 11/01/2046	392,896
883,675	3.00%, 12/01/2046	781,449
90,379	4.00%, 07/01/2050	85,689
1,334,636	2.50%, 11/01/2050	1,119,217
2,448,012	3.00%, 02/01/2051	2,153,805
1,591,807	2.00%, 03/01/2051	1,301,484
3,484,323	2.00%, 05/01/2051	2,788,179
2,294,286	3.00%, 07/01/2051	2,010,953
2,467,187	2.50%, 02/01/2052	2,070,927
2,613,356	3.00%, 04/01/2052	2,283,419
2,790,228	3.50%, 05/01/2052	2,536,085
4,693,763	4.50%, 07/01/2052	4,512,346
2,988,042	3.50%, 08/01/2052	2,706,565
2,391,978	4.50%, 08/01/2052	2,304,127
2,436,986	4.50%, 09/01/2052	2,334,679
2,651,887	5.00%, 10/01/2052	2,623,871
1,005,063	5.00%, 01/01/2053	991,108
1,688,009	5.50%, 01/01/2053	1,708,682
5,039,244	5.50%, 02/01/2053	5,066,640
2,831,982	6.00%, 02/01/2053	2,912,754
2,780,815	5.50%, 05/01/2053	2,802,592
3,064,416	5.50%, 07/01/2053	3,093,455
1,346,292	5.50%, 08/01/2053	1,362,784
2,693,467	6.50%, 10/01/2053	2,793,673
1,298,142	5.00%, 12/01/2054	1,279,083
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K095 Class A1
978,351	2.63%, 11/25/2028	949,499
	Series K522 Class A2
2,410,000	4.80%, 05/25/2029	2,449,009
	Series K532 Class A2
2,800,000	4.25%, 11/25/2029(d)	2,786,993
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K533 Class A2
$ 2,690,000	4.23%, 12/25/2029(d)	$ 2,674,983
	Series K535 Class A2
2,640,000	4.69%, 11/25/2029(d)	2,675,310
	Series K537 Class A2
1,550,000	4.43%, 02/25/2030(d)	1,553,990
	Series K753 Class A2
2,760,000	4.40%, 10/25/2030	2,759,211
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,438,613	3.50%, 09/15/2047	2,254,654
	Series 5238 Class BC
2,679,889	4.00%, 09/25/2049	2,597,807
1,020,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b) Series 2022-DNA4 Class M1B 7.69%, 05/25/2042 1-mo. SOFR + 3.35%	1,059,183
80,794	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 4.57%, 07/25/2031 1-mo. SOFR + 0.23%	79,969
	Federal National Mortgage Association
29,512	3.00%, 06/01/2027	29,070
237,780	3.00%, 08/01/2029	232,196
1,240,000	4.74%, 12/01/2029	1,258,566
1,270,000	4.85%, 01/01/2030	1,295,066
1,350,000	4.94%, 02/01/2030	1,381,486
197,936	3.00%, 10/01/2030	192,418
7,564	7.00%, 02/01/2031	7,897
20,948	7.00%, 09/01/2031	21,870
39,443	6.50%, 12/01/2031	40,848
23,068	7.00%, 12/01/2031	24,084
48,620	6.50%, 01/01/2032	50,126
25,968	7.00%, 01/01/2032	27,112
17,286	6.50%, 02/01/2032	17,901
713,693	3.00%, 05/01/2032	685,557
63,357	6.00%, 03/01/2033	66,312
39,314	5.50%, 07/01/2033	40,047
86,448	5.00%, 09/01/2033	87,078
13,970	5.50%, 09/01/2033	14,369
1,970,772	4.00%, 02/01/2034	1,953,084
33,311	5.50%, 03/01/2034	33,899
920,533	3.00%, 06/01/2034	881,191
345,746	3.00%, 10/01/2034	330,966
980,444	3.00%, 11/01/2034	937,362
50,163	5.50%, 12/01/2034	51,217
78,701	5.50%, 02/01/2035	80,296
45,536	5.00%, 09/01/2035	45,715
105,079	5.00%, 10/01/2035	105,802
37,204	5.50%, 10/01/2035	38,078

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 57,790	6.00%, 01/01/2036	$ 60,261
12,739	6.00%, 02/01/2036	13,285
17,403	6.00%, 03/01/2036	18,144
64,756	5.50%, 05/01/2036	66,277
2,118,204	2.00%, 02/01/2037	1,930,087
2,139,203	2.50%, 02/01/2037	1,980,352
2,010,618	2.00%, 03/01/2037	1,828,325
1,850,994	2.50%, 03/01/2037	1,720,225
1,082,503	2.50%, 04/01/2037	1,001,774
23,253	6.00%, 05/01/2037	24,249
36,006	5.00%, 07/01/2037	36,150
82,464	5.00%, 04/01/2039	83,186
195,173	4.50%, 05/01/2039	192,788
75,885	4.50%, 06/01/2039	74,957
64,729	4.50%, 08/01/2039	63,938
194,098	5.00%, 11/01/2039	195,798
109,736	5.00%, 12/01/2039	110,698
122,250	5.00%, 06/01/2040	123,322
490,018	4.50%, 08/01/2040	483,981
49,740	4.50%, 09/01/2040	49,080
153,173	5.00%, 09/01/2040	154,515
141,726	4.50%, 11/01/2040	139,891
101,417	5.00%, 01/01/2041	101,180
120,964	4.50%, 02/01/2041	119,348
24,302	4.00%, 03/01/2041	23,375
570,752	4.50%, 03/01/2041	562,754
157,673	4.00%, 09/01/2041	151,659
209,452	4.50%, 10/01/2041	206,481
462,249	3.50%, 12/01/2041	430,880
659,039	4.00%, 12/01/2041	633,871
2,330,872	2.50%, 02/01/2042	2,055,108
368,752	4.00%, 07/01/2042	354,573
223,432	3.50%, 09/01/2042	204,921
245,052	3.50%, 10/01/2042	228,416
321,925	3.00%, 03/01/2043	289,536
2,673,184	5.00%, 05/01/2043	2,660,327
3,022,063	5.00%, 06/01/2043	2,999,757
237,902	3.00%, 07/01/2043	211,023
336,451	3.00%, 08/01/2043	302,600
218,482	3.00%, 09/01/2043	196,504
3,564,755	3.50%, 07/01/2047	3,322,718
1,102,425	4.00%, 08/01/2047	1,039,433
484,704	3.50%, 03/01/2048	442,604
2,697,372	3.00%, 01/01/2049	2,407,191
390,821	3.00%, 12/01/2049	343,452
265,082	3.00%, 01/01/2050	232,952
583,016	2.50%, 08/01/2050	490,202
1,290,690	2.50%, 10/01/2050	1,085,566
3,189,428	2.00%, 11/01/2050	2,576,161
2,439,951	2.00%, 12/01/2050	1,986,960
2,913,529	2.00%, 01/01/2051	2,370,672
1,911,250	2.50%, 10/01/2051	1,616,037
2,806,345	2.00%, 11/01/2051	2,263,200
4,733,764	2.50%, 01/01/2052	3,969,558
4,668,788	3.50%, 01/01/2052	4,231,739
8,115,527	2.50%, 02/01/2052	6,826,669
6,906,027	2.00%, 03/01/2052	5,583,003
2,524,121	2.50%, 03/01/2052	2,122,370
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 9,556,918	3.00%, 03/01/2052	$ 8,364,773
2,097,124	3.50%, 04/01/2052	1,903,185
2,770,614	4.00%, 06/01/2052	2,602,674
2,860,787	4.00%, 07/01/2052	2,671,112
2,186,970	5.00%, 07/01/2052	2,154,640
3,037,141	4.00%, 08/01/2052	2,842,589
2,012,656	5.00%, 08/01/2052	1,980,015
2,735,736	4.50%, 09/01/2052	2,634,428
2,324,314	5.00%, 10/01/2052	2,297,372
3,052,422	4.50%, 11/01/2052	2,924,957
2,802,052	5.00%, 11/01/2052	2,780,944
1,286,266	6.00%, 03/01/2053	1,322,811
1,406,120	6.00%, 10/01/2053	1,443,082
2,798,121	6.00%, 11/01/2053	2,878,455
720,456	5.00%, 10/01/2054	712,276
918,803	3.50%, 08/01/2056	822,163
994,998	3.00%, 02/01/2057	840,361
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,487,659	2.47%, 04/25/2026	1,458,286
	Series 2018-M2 Class A2
1,545,462	2.91%, 01/25/2028(d)	1,495,493
	Series 2018-M3 Class A2
3,169,200	3.06%, 02/25/2030(d)	3,012,368
	Series 2023-M5 Class 2A2
2,952,116	4.50%, 07/25/2028(d)	2,960,194
	Government National Mortgage Association
168	7.50%, 10/20/2028	168
530	7.50%, 12/20/2028	536
2,530,494	2.50%, 03/20/2051	2,149,284
1,642,935	3.00%, 08/20/2051	1,455,977
6,027,399	2.50%, 11/20/2051	5,143,523
6,380,484	2.00%, 12/20/2051	5,220,784
5,744,298	3.50%, 02/20/2052	5,273,580
2,641,409	3.50%, 06/20/2052	2,421,960
2,939,100	4.00%, 07/20/2052	2,754,507
2,934,552	3.50%, 08/20/2052	2,690,731
2,876,969	4.50%, 08/20/2052	2,763,918
5,691,542	4.50%, 09/20/2052	5,468,861
2,718,291	5.00%, 09/20/2052	2,683,184
2,710,725	5.00%, 10/20/2052	2,682,606
6,219,893	5.00%, 05/20/2053	6,126,080
6,685,048	5.00%, 06/20/2053	6,612,105
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
95,386	6.75%, 09/15/2026	95,836
	Series 2002-1 Class 1A
130,137	6.00%, 10/15/2031	131,818
		264,506,111
TOTAL MORTGAGE-BACKED SECURITIES — 50.32% (Cost $283,313,157)		$269,947,419

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
$ 7,000,000	Federal Farm Credit Bank Funding Corp 4.50%, 03/13/2026	$ 7,023,625
	Federal Home Loan Bank
500,000	5.75%, 06/12/2026	509,715
3,500,000	1.75%, 01/19/2029	3,218,530
5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	4,977,910
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 2.93% (Cost $15,653,035)		$15,729,780
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
24,400,000	4.13%, 01/31/2027	24,482,922
40,000,000	4.25%, 01/15/2028	40,375,000
19,900,000	4.25%, 02/15/2028	20,095,891
19,800,000	4.00%, 02/28/2030	19,844,859
17,100,000	4.13%, 08/31/2030	17,209,547
6,000,000	4.38%, 01/31/2032	6,105,938
17,900,000	3.88%, 08/15/2033	17,543,398
2,100,000	4.63%, 02/15/2035	2,169,563
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$24,200,000	4.75%, 11/15/2043	$ 24,722,757
18,600,000	3.38%, 11/15/2048	15,097,242
18,900,000	4.50%, 11/15/2054(e)	18,622,406
TOTAL U.S. TREASURY BONDS AND NOTES — 38.45% (Cost $203,667,947)		$206,269,523
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.80%
4,300,000	Federal Home Loan Mortgage Corp(f) 4.10%, 04/01/2025	4,300,000
TOTAL SHORT TERM INVESTMENTS — 0.80% (Cost $4,300,000)		$4,300,000
TOTAL INVESTMENTS — 99.32% (Cost $543,493,823)		$532,809,582
OTHER ASSETS & LIABILITIES, NET — 0.68%		$3,625,572
TOTAL NET ASSETS — 100.00%		$536,435,154

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $30,536,476, representing 5.69% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2025. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
SOFR	Secured Overnight Financing Rate
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	131	USD	14,570	Jun 2025	$134,628
U.S. 10 Year Ultra Treasury Note Futures	12	USD	1,370	Jun 2025	26,143
U.S. 2 Year Treasury Note Futures	70	USD	14,502	Jun 2025	90,782
U.S. Long Bond Futures	41	USD	5,012	Jun 2025	92,888
U.S. Treasury Bond Futures	49	USD	5,747	Jun 2025	(17,453)
Short
U.S. 5 Year Treasury Note Futures	65	USD	7,030	Jun 2025	(98,695)
				Net Appreciation	$228,293
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are

March 31, 2025

reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund

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Purchased and Written Options, Purchased and Written Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
Total Return Swaps	Real time, intra-day updates on equity stock or index levels, projected dividend curves, interest rate curves, and equity volatility surfaces and correlations
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2025, the inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 2 inputs,except for Futures contracts and Government Money Market Mutual Funds, which were valued using Level 1 inputs.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$41,504,181	$—	$41,504,181
Corporate Bonds and Notes	—	441,828,603	23	441,828,626
Convertible Bonds	—	104,244,165	—	104,244,165
Common Stock	3,740,055	—	—	3,740,055
Convertible Preferred Stock
Basic Materials	—	665,239	—	665,239
Financial	2,800,251	2,058,250	—	4,858,501
Industrial	—	584,118	—	584,118
Technology	—	1,793,674	—	1,793,674
Utilities	—	2,839,073	—	2,839,073
	2,800,251	7,940,354	—	10,740,605
Preferred Stock	—	7,921,086	—	7,921,086
Government Money Market Mutual Funds	30,153,300	—	—	30,153,300
Total investments, at fair value:	36,693,606	603,438,389	23	640,132,018
Other Financial Investments:
Credit Default Swaps(a)	—	20,812	—	20,812
Total Assets	$36,693,606	$603,459,201	$23	$640,152,830

March 31, 2025

Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(56,125)	—	(56,125)
Total Liabilities	$—	$(56,125)	$—	$(56,125)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$151,020,439	$—	$151,020,439
Bank Loans	—	98,992,794	—	98,992,794
Corporate Bonds and Notes	—	523,757,134	—	523,757,134
Convertible Bonds	—	4,489,406	—	4,489,406
Foreign Government Bonds and Notes	638,967	107,246,474	—	107,885,441
Mortgage-Backed Securities	—	137,759,159	—	137,759,159
Municipal Bonds and Notes	—	910,500	—	910,500
U.S. Treasury Bonds and Notes	—	79,878,471	—	79,878,471
Common Stock
Communications	1,337,508	—	—	1,337,508
Consumer, Non-cyclical	1,285,445	1,490	—	1,286,935
Financial	—	5,450	—	5,450
Industrial	947,557	—	—	947,557
	3,570,510	6,940	—	3,577,450
Convertible Preferred Stock	—	660,255	—	660,255
Preferred Stock	—	1,816,342	—	1,816,342
Government Money Market Mutual Funds	23,783,026	—	—	23,783,026
Total investments, at fair value:	27,992,503	1,106,537,914	—	1,134,530,417
Other Financial Investments:
Futures Contracts(a)	1,265,712	—	—	1,265,712
Total Assets	$29,258,215	$1,106,537,914	$—	$1,135,796,129
Liabilities
Other Financial Investments:
Futures Contracts(a)	$32,591	$—	$—	$32,591
Total Liabilities	$32,591	$—	$—	$32,591
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

March 31, 2025

Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount.
Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts ("forward contracts") primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

March 31, 2025

Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
Total Return Swap
A Fund may enter into total return swaps in order to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. A Fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap

March 31, 2025

contracts by having a master netting arrangement between a Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	598
Average short contracts	61
Average notional long	$79,985,712
Average notional short	$7,259,398
Forward Currency Exchange Contracts:
Average notional amount	$819,526
Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,217,616,162
Centrally Cleared Credit Default Swaps:
Average notional amount	$18,010,655
Empower Global Bond Fund
Futures Contracts:
Average long contracts	1,733
Average short contracts	881
Average notional long	$210,070,221
Average notional short	$10,489,336,227
Forward Currency Exchange Contracts:
Average notional amount	$455,130,328
Purchased Options:
Average market value	$8,964,500
Purchased Swaptions:
Average market value	$7,162,500
Written Options:
Average market value	$(6,314,000)
Written Swaptions:
Average market value	$(24,612,500)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$11,228,484,906
OTC Interest Rate Swaps:
Average notional amount	$25,520,939
Centrally Cleared Inflation Swaps:
Average notional amount	$41,025,000
Centrally Cleared Credit Default Swaps:
Average notional amount	$181,019,820
OTC Credit Default Swaps:
Average notional amount	$8,668,637
Centrally Cleared Total Return Swaps:
Average notional amount	$11,565,220

March 31, 2025

Empower High Yield Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$11,464,237
Centrally Cleared Credit Default Swaps:
Average notional amount	$11,004,000
Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,711
Average short contracts	504
Average notional long	$204,300,776
Average notional short	$67,063,223
Centrally Cleared Interest Rate Swaps:
Average notional amount	$411,405,250
Centrally Cleared Inflation Swaps:
Average notional amount	$168,088,410
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	2,239
Average short contracts	569
Average notional long	$260,069,209
Average notional short	$65,057,688
Empower Short Duration Bond Fund
Centrally Cleared Interest Rate Swaps:
Average notional amount	$211,999,750
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	229
Average short contracts	33
Average notional long	$31,300,092
Average notional short	$3,511,523

March 31, 2025